As filed with the Securities and Exchange Commission on April 29, 2026

Registration No. 333-278200

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

(Check appropriate box or boxes.)

MassMutual Ascend Life Insurance Company

(Name of Insurance Company)

191 Rosa Parks Street, Cincinnati, Ohio 45202

(513) 361-9000

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

John P. Gruber

MassMutual Ascend Life Insurance Company

191 Rosa Parks Street, Cincinnati, Ohio 45202

(513) 361-9000

(Name, Address, including zip code, and telephone number, including area code, of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

MASSMUTUAL ASCEND LIFE INSURANCE COMPANY

Administrative Office: P.O. Box 5423, Cincinnati OH 45201-5423

Street Address: 191 Rosa Parks Street, Cincinnati OH 45202

Policy Administration: 1-800-789-6771

INDEX FRONTIER® 7 ANNUITY

PROSPECTUS DATED MAY 1, 2026

The Index Frontier® 7 annuity is an Individual Index-linked Modified Single Premium Deferred Annuity (the “Contract”) issued by MassMutual Ascend Life Insurance Company® (“MassMutual Ascend Life” or the “Company”). It provides that we will pay Annuity Payout Benefit payments to you in exchange for your Purchase Payments. The Contract is not available for new sales, and has not been offered for new sales since 2024. No additional Purchase Payments can be made. This prospectus describes the features, benefits and risks applicable to existing Contract owners.

The Contract is a modified single premium deferred annuity. You could only make Purchase Payments during the first two months after your Contract Effective Date.

A glossary of defined terms used herein can be found in the Special Terms section starting on page 4 of this prospectus.

The Contract is a complex investment and involves risk, including potential loss of principal and prior earnings. The Contract offers you the opportunity to allocate funds to Indexed Strategies for 1-year periods (a “Term”) and a Declared Rate Strategy (together with the Indexed Strategies, the “Crediting Strategies”). Indexed Strategies provide returns based, in part, on the change in the value of a market Index or the share price of an exchange-traded fund (an “Index”). This Contract does not directly participate in any equity, debt, or other investments. The returns of an Index do not include reinvestment of any dividends.

The Contract currently offers four Conserve Strategies, four Growth Strategies, and one Buffer Strategy.

Each Indexed Strategy provides limited protection from negative Index returns. Any decrease in Index Value during a Term for a Conserve or Growth Strategy is subject to a lower limit called the Maximum Loss, also called a Floor. Any decrease in Index Value during a term for a Buffer strategy is limited to the amount of decrease that exceeds the Buffer.

At the end of a Term:

•	for a Conserve/0% Floor Strategy (a Strategy with a Maximum Loss of 0%), you cannot lose any of your original principal and prior earnings.

•	for a Growth/-10% Floor Strategy (a Strategy with a Maximum Loss of 10%), you could lose up to 10% of your original principal and prior earnings.

•	for a Buffer Strategy (a Strategy with a 10% Buffer), you could lose up to 90% of your original principal and prior earnings.

The Buffer varies depending on the day of the Term. The Buffer at the end of a Term is 10%. Before the end of the Term, the Buffer is calculated daily as a prorated share of the annual 10% Buffer.

Any increase during a Term is subject to an upper limit called the Maximum Gain, also called a Cap, which limits the amount you can earn on an Indexed Strategy. The Maximum Gain can change from one Term to the next, but will never be lower than 1%.

We may stop offering any Indexed Strategy at the end of a Term. One Indexed Strategy will always be available. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%. Unlike a Declared Rate Strategy, no earnings are guaranteed for an Indexed Strategy.

The practical availability of investment options described in this prospectus may vary depending on the broker-dealer through which the Contract was sold. See Appendix E: Financial Intermediary Variations.

Vested Gain or Loss. Each day of a Term, the value of an Indexed Strategy includes the Vested Gain or Loss, if any, since the start of that Term. Vested Gain or Loss is calculated on the remaining Investment Base for that Term. Before the end of a Term, if you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable, you will lock in an Indexed Strategy’s Vested Gain or Loss.

The Vested Gain is the portion of any positive Index Change that we take into account when we calculate the increase in the Strategy value. The Vested Gain is equal to any positive Index Change since the start of the current Term (limited by the Maximum Gain for the Term) multiplied by a Vesting Factor. The Vesting Factor varies depending on the day of the Term. It is 25% for any date within the first half of a Term, 50% for any date within the second half of a Term but before the final Market Day of that Term, and 100% on or after the final Market Day of a Term. Before the final Market Day of a Term, the Vested Gain will always be less than the corresponding positive Index Change and will always be less than the Maximum Gain for a given Indexed Strategy.

The Vested Loss is equal to any negative Index Change since the start of the current Term (after taking into account either the Maximum Loss for each Term or the Buffer, as applicable). You could lose up to 10% of your investment in a Growth/-10% Floor Strategy due to the Vested Loss. Because the 10% Buffer in a Buffer Strategy is prorated, you could lose more than 90% of your investment in a Buffer Strategy. These losses will be greater if you also have to pay an Early Withdrawal Charge, taxes and, if before age 59 1/2, you are subject to a penalty tax. In extreme circumstances, because the Buffer is prorated over the Term, a Buffer strategy could have practically no value near the start of a Term due to the Vested Loss, meaning that you could lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

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Declared Rate Strategy. The Declared Rate Strategy earns interest during a Term at a fixed rate we set before that Term begins. The fixed interest rate varies from Term to Term, but will never be less than 1%. Note: The Declared Rate Strategy is not available for Contracts that were issued in Missouri.

See “Appendix A: Investment Options Available Under the Contract” for additional information about each Crediting Strategy.

The Contract is not a short-term investment. The Contract and its Indexed Strategies are not appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first seven Contract Years or who plan to take withdrawals from Indexed Strategies before the end of a Term. Withdrawals could result in Early Withdrawal Charges and negative Contract adjustments. Withdrawals could result in taxes, and if you are under age 59 1⁄2, a penalty tax.

If a Contract is purchased as a Tax-Qualified Contract, such as an Individual Retirement Annuity (“IRA”), it does not provide tax deferral benefits beyond those already provided under the Internal Revenue Code. Amounts withdrawn from the Contract may be taxable, and, if you are under age 59 1⁄2, amounts you withdraw from the Contract may also be subject to a 10% federal tax, in addition to any other state and federal income tax payable. Investors should consult with their tax advisor for more information.

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All guarantees under the Contract are the obligations of MassMutual Ascend Life and are subject to the credit worthiness and claims-paying ability of MassMutual Ascend Life.

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The Contract is not insured by the FDIC (Federal Deposit Insurance Corporation) or the NCUSIF (National Credit Union Share Insurance Fund). Although the Contract may be sold through relationships with banks or other financial institutions, the Contract is not a deposit or obligation of, or guaranteed by, such institutions or any federal regulatory agency.

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NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional Information about certain investment products, including index-linked annuities, has been prepared by the Securities and Exchange Commission and is available at Investor.gov.

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This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contract.

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SPECIAL TERMS

In this prospectus, the following capitalized terms have the meanings set out below.

ACCOUNT VALUE. The sum of the values of each Crediting Strategy, plus the value of the Purchase Payment Account, if any.

ANNUITANT. The natural person or persons on whose life Annuity Payout Benefit is based.

ANNUITY PAYOUT BENEFIT. A series of periodic payments made under a Payout Option. The terms and conditions are described in the Annuity Payout Benefit section of this prospectus.

ANNUITY PAYOUT INITIATION DATE. The first day of the first payment interval for which payment of an Annuity Payout Benefit is to be made.

BAILOUT RIGHT. A right to withdraw funds from an Indexed Strategy at the end of a Term without an Early Withdrawal Charge because the Maximum Gain set for the next Term is below the Bailout Trigger.

BAILOUT TRIGGER. The Maximum Gain for the next Term of an Indexed Strategy that triggers a waiver of Early Withdrawal Charges under the Bailout Right of an Indexed Strategy.

BENEFICIARY. A person entitled to receive all or part of a Death Benefit that is to be paid under the Contract on account of a death before the Annuity Payout Initiation Date.

BUFFER. The portion of a negative Index Change for a Term that is disregarded when determining a Vested Loss for a Buffer Strategy. The Buffer varies depending on the day of the Term. Once the final Market Day of the Term has been reached, the Buffer is 10%. Before the final Market Day, the Buffer is equal to: 10% x ((365 – N) / 365), where N is equal to the number of days remaining until the final Market Day of the Term.

CONTRACT. The legally binding agreement between you and MassMutual Ascend Life, including applicable endorsements and riders.

CONTRACT ANNIVERSARY. The date in each year that is the annual anniversary of the Contract Effective Date. That date is set out in your Contract Specifications.

CONTRACT EFFECTIVE DATE. The date as of which the initial Purchase Payment is applied to the Contract. That date is set out in your Contract Specifications.

CONTRACT SPECIFICATIONS. The section of your Contract that contains details unique to your Contract.

CONTRACT YEAR. A 12-month period that starts on the Contract Effective Date or on a Contract Anniversary.

CREDITING STRATEGY. A specified method by which interest or gain or loss is calculated for a Term. The Crediting Strategies that are currently available are set out on in “Appendix A: Investment Options Available Under the Contract.”

DEATH BENEFIT. An amount that becomes payable if you die before the Annuity Payout Initiation Date and before the date that the Contract is Surrendered. The terms and conditions are described in the Death Benefit section of this prospectus.

DECLARED RATE. A fixed interest rate set by us for a Term of the Declared Rate Strategy.

DECLARED RATE STRATEGY. A Crediting Strategy that credits interest at a Declared Rate.

EARLY WITHDRAWAL CHARGE. A charge deducted from the Account Value of your Contract if, during the first seven Contract Years, you Surrender your Contract or you take a withdrawal (including systematic withdrawals and required minimum distributions) in excess of the Free Withdrawal Allowance. The Early Withdrawal Charge does not apply to a withdrawal that qualifies for the Free Withdrawal Allowance or the amount, if any, that qualifies for another waiver. The Early Withdrawal Charge does not apply to an Annuity Payout Benefit or Death Benefit.

FREE WITHDRAWAL ALLOWANCE. The total amount that may be taken as a withdrawal or Surrendered during a Contract Year without an Early Withdrawal Charge that would otherwise apply. This amount is described in the Free Withdrawal Allowance section of this prospectus. Like any other withdrawal, an amount withdrawn that is covered by the Free Withdrawal Allowance will reduce the value of an Indexed Strategy on a dollar-for dollar basis, and will proportionally reduce the Investment Base of a Strategy.

INDEX. A stock market index or an exchange-traded fund.

INDEX CHANGE. The increase or decrease, if any, in the applicable Index Value over a Term of an Indexed Strategy.

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INDEX VALUE. For Indexed Strategies that use the S&P 500 Index, the Index Value is the closing value of the Index. For Indexed Strategies that use the SPDR Gold Shares ETF, the iShares U.S. Real Estate ETF, or the iShares MSCI EAFE ETF, the Index Value is the fund’s closing share price on the NYSE Arca.

INDEXED STRATEGY. A Crediting Strategy that provides a return based, in part, on changes in an Index Value.

INVESTMENT BASE. The amount applied to an Indexed Strategy at the start of a current Term. A withdrawal and any related Early Withdrawal Charge reduces the Investment Base proportionally to the reduction in the value of that Indexed Strategy due to the withdrawal or charge. For example, if a withdrawal reduces the value of an Indexed Strategy by 15%, then it will reduce the Investment Base of that Strategy by 15%.

MARKET CLOSE. The close of the regular or core trading session on the market used to measure a given Indexed Strategy.

MARKET DAY. Each day that all markets that are used to measure available Indexed Strategies are open for regular trading.

MASSMUTUAL ASCEND LIFE (“WE,” “US,” “OUR,” “MMALIC”). MassMutual Ascend Life Insurance Company.

MAXIMUM GAIN. The largest positive Index Change for a Term that is taken into account to determine the Vested Gain for a given Indexed Strategy. We set the Maximum Gain for each Term of an Indexed Strategy before the first day of that Term. For a given Term, we may set a different Maximum Gain for amounts attributable to Purchase Payments received on different dates. The Maximum Gain can also be called a “Cap”.

MAXIMUM LOSS. The most negative Index Change for a Term that is taken into account to determine a Vested Loss for a given Conserve Strategy or Growth Strategy. The Maximum Loss for a Growth Strategy is a loss of 10% and will apply to all Terms of that Growth Strategy. The Maximum Loss for a Conserve Strategy is 0% and will apply to all Terms of that Conserve Strategy. The Maximum Loss can also be called a “Floor”.

OWNER (“YOU,” “YOURS”). The person(s) who possesses the ownership rights under the Contract. If there is more than one Owner, each Owner will be a joint owner of the Contract and each reference to Owner means joint owners.

PAYOUT OPTION. The form in which an Annuity Payout Benefit or Death Benefit may be paid. Standard options are described in the Payout Options section of this prospectus.

PURCHASE PAYMENT. An amount received by us for the Contract. This amount is after the deduction of any fee charged by the person remitting payment and any taxes withheld from the payment.

PURCHASE PAYMENT ACCOUNT. An account where a Purchase Payment is held from the date it is applied to the Contract until the first Strategy Application Date on or after that date.

REQUEST IN GOOD ORDER. Information provided or a request made that is:

•	complete and satisfactory to us;

•	sent to us on our form or in a manner satisfactory to us, which may, at our discretion, be by telephone or electronic means; and

•	received at our administrative office.

Information provided or a request made is complete and satisfactory when we have received: (1) all the information and legal documentation that we require to process the information or the request; and (2) instructions that are sufficiently clear that we do not need to exercise any discretion to process the information or the request. If you have any questions, you should contact us or your registered representative before submitting your request.

STRATEGY APPLICATION DATE. The 6th and 20th days of each month.

SURRENDER. The termination of your Contract in exchange for its Surrender Value.

SURRENDER VALUE. The Account Value minus the Early Withdrawal Charge that would apply on a Surrender of the Contract.

TAX-QUALIFIED CONTRACT. An annuity contract that is intended to qualify for special tax treatment for retirement savings. If your Contract is a Tax-Qualified Contract, the cover page of your Contract includes information about its tax qualification. If your Contract is not a Tax-Qualified Contract, the cover page of your Contract will identify it as a “Nonqualified Annuity.”

TERM. The period for which Contract values are allocated to a given Crediting Strategy, and over which interest or gain or loss is calculated. Each Term is one year long, and will start and end on a Strategy Application Date. A new Term will start on the date that the preceding Term ends.

VESTED GAIN. The portion of any positive Index Change for the Term of an Indexed Strategy that is taken into account when determining the value of that Indexed Strategy. For any day of a Term, the Vested Gain is equal to: (1) any positive Index Change for the Term, but not exceeding the Maximum Gain set for that Term; multiplied by (2) the applicable Vesting Factor for that day; and then multiplied by (3) the remaining Investment Base for that Term.

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VESTED LOSS. The portion of any negative Index Change for the Term of an Indexed Strategy that is taken into account when determining the value of that Indexed Strategy. For any day of a Term, the Vested Loss is equal to: (1) any negative Index Change for the Term, after taking into account either the Maximum Loss for each Term of that Indexed Strategy or the Buffer; multiplied by (2) the remaining Investment Base for that Term.

VESTING FACTOR. A factor used to determine a Vested Gain and Loss. Vesting Factors are described in the Vested Gains and Losses section of this prospectus.

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OVERVIEW OF THE CONTRACT

Purpose

The MassMutual Ascend Life Index Frontier 7 annuity is an individual modified single premium deferred indexed annuity contract that may help you accumulate retirement savings. The Contract is intended for long-term investment purposes. The Contract is a legal agreement between you as the Owner and MassMutual Ascend Life as the issuing insurance company. In the Contract, in exchange for one or more Purchase Payments made to us, we agree to pay the Annuity Payout Benefit to you. If there is an applicable death before the Annuity Payout Initiation Date, we also agree to pay a Death Benefit. The Contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to access invested funds within a short-term timeframe or frequently.

Like all deferred annuities, the Contract has two periods. During the Accumulation Period (the period prior to the Annuity Payout Initiation Date), the Contract may accumulate earnings on a tax-deferred basis. During the Annuity Payout Period that begins on the Annuity Payout Initiation Date, we will make payments under the applicable Payout Option.

The Contract was not available for sale in all states. The Contract may vary based on the state in which it was delivered. See Appendix D for state variations.

Accumulation Period

During the Accumulation Period, the amounts you contribute can be allocated among any of the then available Crediting Strategies, which include Indexed Strategies and the Declared Rate Strategy, and may accumulate earnings on a tax-deferred basis. Additional information about each Crediting Strategy is available in “Appendix A: Investment Options Available Under the Contract”.

Indexed Strategies

The Company will credit gain or loss at the end of the Term to amounts allocated to an Indexed Strategy based, in part, on the performance of the Index. The Owner bears the risk of any gain or loss on amounts allocated to the Indexed Strategies and could lose a significant amount of money if the Index declines in value.

The Company limits the negative Index Change that is taken into account to determine the Vested Loss for an Indexed Strategy at the end of its Term through the use of a Maximum Loss or a Buffer. The Maximum Loss and Buffer are generally designed to limit the reduction in the value of the Indexed Strategies at the end of a Term.

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The Maximum Loss is the maximum percentage decrease in your Strategy value at the end of the Term if there is a negative Index change. The Maximum Loss can also be called a “Floor”. An Indexed Strategy with a Maximum Loss of 10% limits the loss from any negative Index change to 10% when determining the Strategy value at the end of the Term. An Indexed Strategy with a Maximum Loss of 0% eliminates all loss from any negative Index change when determining the Strategy value at the end of the Term. For example, if the Index return over the Term is -18% and the Maximum Loss is 10%, the value of an Indexed Strategy with a 10% Maximum Loss will decrease by 10% for the Term (the maximum loss allowed under the Floor).

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A Buffer is the negative Index change to be disregarded when determining Strategy value at the end of the Term. An Indexed Strategy with a 10% Buffer means that at the end of a Term, your Strategy value will not be affected by the first 10% of any negative Index change, but your Strategy value will decrease by any negative return in excess of -10%. For example, if the Index return over the Term is -18% the value of an Indexed Strategy with a 10% Buffer will decrease by 8% for the Term (the amount that exceeds the Buffer). Before the end of the Term, the Buffer is calculated daily as a prorated share of the annual 10% Buffer

We may stop offering any Indexed Strategy at the end of a Term; however, we will always offer at least one Indexed Strategy. If the Declared Rate Strategy is no longer available, then we must offer a Conserve/0% Floor Indexed Strategy. Unlike a Declared Rate Strategy, no earnings are guaranteed for an Indexed Strategy.

Maximum Gain. The Company limits the positive Index return used in calculating gain for an Indexed Strategy at the end of its Term with the Maximum Gain. The Maximum Gain for an Indexed Strategy is the largest positive Index Change for a Term that is taken into account to determine the Vested Gain for that Indexed Strategy for that Term. The Maximum Gain can also be called a “Cap”. The Maximum Gain is generally designed to limit the increase in the value of the Indexed Strategies at the end of a Term. For example, if the Maximum Gain for a Term is 5% and the Index Change at the end of that Term is positive 8%, then the Vested Gain for that Term is 5%. For any Indexed Strategy, the Maximum Gain will vary from Term to Term, but will never be less than 1%.

You may earn less than the Index returns with a Maximum Gain.

Declared Rate Strategy

Amounts held under the Declared Rate Strategy are credited with interest daily throughout a Term at a rate we set before that Term begins. This means the interest rate for the Declared Rate Strategy may change for each Term. Each Term of the Declared Rate Strategy is one year long. A Declared Rate may be as low as 1%, but will never be less than any higher guaranteed minimum interest rate set out in the Declared Rate Strategy endorsement to your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. At least 10 days before the next Term starts, we will post the Declared Rate that will apply to the Declared Rate Strategy for that next Term on our website (www.massmutualascend.com).

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Annuity Payout Period

The Annuity Payout Period begins when you annuitize your Contract effective on the Annuity Payout Initiation Date. When you annuitize your Contract, we promise to pay a stream of Annuity Payout Benefit payments for the duration of the period selected. Once Annuity Payout Benefit payments start, you can no longer Surrender the Contract or take a withdrawal, no Death Benefit will be payable under your Contract, your Beneficiary designations will no longer apply, and the Crediting Strategies will no longer be available. The amount payable after death, if any, is governed by the Payout Option you select.

Contract Features

Annuity Payout Benefit (see “Annuity Payout Benefit” section on page 42 for more details)

When the Contract is annuitized, we promise to pay a stream of Annuity Payout Benefit payments for the duration of the period selected.

Death Benefit (See “Death Benefit” Section on page 44 for more details)

For no additional cost, the Contract includes a Death Benefit. If you die before the Annuity Payout Initiation Date and before the Contract is Surrendered, we will pay a Death Benefit equal to the greater of (1) the Account Value determined as of the date that the Death Benefit value is determined; or (2) your total Purchase Payment(s) reduced proportionally for all withdrawals, but not including amounts applied to pay Early Withdrawal Charges.

Access to Your Money (See “Cash Benefit” section on page 41 for more details)

You may Surrender your Contract or take a withdrawal from your Contract at any time before the earlier of (1) the Annuity Payout Initiation Date; (2) a death for which the Death Benefit is payable; or (3) the Contract is Surrendered. The right to Surrender or take a withdrawal may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

During the first seven Contract Years, an Early Withdrawal Charge will apply unless (a) your withdrawal qualifies for the Free Withdrawal Allowance; or (b) the withdrawal qualifies for a waiver (as explained in the “Early Withdrawal Charge – Early Withdrawal Charge Waiver” section); or (c) the withdrawal is taken under the Bailout Right as described below.

The amount paid upon Surrender is the Surrender Value. A withdrawal from an Indexed Strategy will reduce the Account Value by the amount of the withdrawal, including any taxes and any applicable Early Withdrawal Charge. If you Surrender your Contract or take a withdrawal from an Indexed Strategy on a day that is not the end of a Term, the Strategy value will be calculated using the Vested Gain or Vested Loss., which could result in significant loss.

A withdrawal from an Indexed Strategy will reduce the value of that Strategy on a dollar-for-dollar basis. A withdrawal from an Indexed Strategy during a Term will proportionally reduce the Investment Base used to calculate any subsequent Vested Gain or Loss in that Term.

A withdrawal will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit.

The amount withdrawn or paid on a Surrender is subject to income tax to the extent that it represents Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of a withdrawal may also be subject to an additional 10% federal penalty tax.

We will withdraw funds from your Account Value as of the date on which we receive your Request in Good Order or any later specified effective date. Unless you instruct us otherwise by a Request in Good Order prior to the date of the withdrawal, a withdrawal will be taken in the following order:

•	first proportionally from funds that then qualify for a waiver of the Early Withdrawal Charge pursuant to the Bailout Right; and

•	then proportionally from the Declared Rate Strategies having the shortest Term until the Declared Rate Strategies are exhausted; and

•	then proportionally from Indexed Strategies having the shortest Term.

Free Withdrawal Allowance (See “Free Withdrawal Allowance” section on page 24 for more details)

The Early Withdrawal Charge does not apply to an amount equal to the Free Withdrawal Allowance. For the first Contract Year, the Free Withdrawal Allowance is an amount equal to 10% of the total Purchase Payments received by us. For each subsequent Contract Year, the Free Withdrawal Allowance is equal to 10% of the Account Value as of the most recent Contract Anniversary.

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Bailout Right (See “Early Withdrawal Charge” section on page 23 for more details)

We will waive the Early Withdrawal Charge on an amount you withdraw if: (1) you withdraw it at the end of a Term from an Indexed Strategy; and (2) either the Maximum Gain for such Indexed Strategy for the next Term is less than the Bailout Trigger for the current Term, or such Indexed Strategy will not be available for the next Term. If the Bailout Right will apply at the end of a Term, we will notify you at least 30 days before the end of that Term.

Automated Withdrawals (See “Automated Withdrawals” section on page 42 for more details)

You may elect to withdraw money from your Contract under any automated withdrawal program that we offer. Your Account Value must be at least $10,000 in order to make an automated withdrawal election. The minimum amount of each automated withdrawal payment is $100. Automated withdrawals will be taken from the Purchase Payment Account and Indexed Strategies of your Contract in the same order as any other withdrawal. The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first seven Contract Years because of the assessment of Early Withdrawal Charges, or who plan to take withdrawals during Indexed Strategy Terms because of the application of the Vesting Factor.

Terminal Illness and Extended Care Waivers (see “Early Withdrawal Charge Waivers” on page 24 for more details)

In states where permitted, for no additional charge we will waive the Early Withdrawal Charge for all withdrawals and on Surrender of the Contract if the Annuitant or Owner is diagnosed with a terminal illness, as defined by the waiver, or is confined to a hospital or other long term care facility, and certain other conditions are met. Withdrawals or a Surrender under these waivers are still subject to adjustments for Vested Gain and Loss and taxes, and if before age 59 1⁄2, a penalty tax.

Tax Treatment (see “Federal Tax Considerations” section on page 53 for more details)

Your Purchase Payments accumulate value on a tax-deferred basis. Your earnings are not taxed until money is withdrawn from the Contract, such as when you make a withdrawal or Surrender under your Contract, or receive an annuity payment from the Contract, or a death benefit is paid.

Adjustment for Vested Gain or Loss

Before the final Market Day of a Term, if you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable, you will be subject to a Contract adjustment that locks in an Indexed Strategy’s Vested Gain or Loss. You could lose a significant amount of money due to this adjustment if amounts are removed from an Indexed Strategy prior to the end of a Term. You could lose up to 10% of your investment in a Growth/-10% Floor Strategy due to the Vested Loss. Because the 10% Buffer in a Buffer Strategy is prorated daily over the Term, you could lose more than 90% of your investment in a Buffer Strategy. This also means that if losses apply when amounts are removed from a Buffer Strategy, such losses would be higher earlier in the Term when a lower percentage of the prorated Buffer is applicable. These losses will be greater if you also have to pay an Early Withdrawal Charge, taxes and, if before age 59 1/2, you are subject to a penalty tax. In extreme circumstances, because the Buffer is prorated over the Term, a Buffer strategy could have practically no value near the start of a Term due to the Vested Loss, meaning that you could lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes.

Early Withdrawal Charge. If you withdraw money from or Surrender your Contract within the first 7 Contract Years, you may be assessed an Early Withdrawal Charge of up to 8% of the amount withdrawn or Surrendered. For example, if you make a withdrawal from or Surrender your Contract within the first 7 Contract Years, you could pay an Early Withdrawal Charge of up to $8,000 on a Contract with an Account Value of $100,000.This loss will be greater if there is a Vested Loss, you also have to pay taxes and, if before age 59 1/2, you are subject to a penalty tax.

Contract Adjustment for Vested Gain and Loss. If before the end of a Term you take a withdrawal from an Indexed Strategy, Surrender or annuitize your Contract, or a Death Benefit becomes payable, you will be subject to an adjustment that locks in the Vested Gain or Loss. Any gain credited to the Strategy to be less than the Maximum Gain for the Strategy and the corresponding positive gain in the Index, and in the event of a Vested Loss, you will not receive the full protection of the Buffer applicable to a Buffer Strategy. This loss will be greater if you also have to pay an Early Withdrawal Charge, taxes and, if before age 59 1⁄2, you are subject to a penalty tax. In extreme circumstances, because the Buffer is prorated over the Term, a Buffer strategy could have practically no value near the start of a Term due to the Vested Loss, meaning that you could lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable. For example, if you allocate $100,000 to a Buffer Strategy with a 1-year Term and Surrender the Contract near the start of the Term, you could lose nearly all of your $100,000 investment.

FEE TABLE CHARGES AND ADJUSTMENTS VESTED GAINS AND LOSSES PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Are There Transaction Charges?	Yes. In addition to Early Withdrawal Fees and adjustments for Vested Gain and Loss, we reserve the right to charge up to $30 annually if you elect to receive Automated Withdrawals. We do not currently charge for Automated Withdrawals.	FEE TABLE CHARGES AND ADJUSTMENTS

Are There Ongoing Fees and Expenses?

Yes.

There is an implicit ongoing fee on Indexed Strategies to the extent that your participation in Index gains is limited by the Company through the Maximum Gain set for an Indexed Strategy. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

There is also an implicit ongoing fee on Indexed Strategies to the extent that Vested Gain before the end of a Term is less than 100% of any positive Index Change (limited by the Maximum Gain). This means that before the end of the Term your returns will be lower than any positive Index returns. In return for accepting this Vesting Factor, you receive some benefit from positive Index Change before the end of the Term.

INDEXED STRATEGIES APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

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	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract including loss of principal and previous earnings.

Under the Indexed Strategies, the maximum amount of loss you may experience due to negative Index performance at the end of a Term would be: 90% loss for a 10% Buffer Strategy; 10% loss for a 10% Maximum Loss Strategy; or 0% loss for a 0% Maximum Loss Strategy. Because the 10% Buffer is prorated over the Term, before the end of the Term the risk of loss is greater than 90% for a 10% Buffer Strategy, and is nearly 100% at the start of the Term. We may discontinue offering Indexed Strategies with a Buffer or Maximum Loss, but one Indexed Strategy will always be available. If the Declared Rate Strategy is no longer available, then we must offer at least one Conserve/0% Floor.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?

No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•

Amounts withdrawn from the Contract may result in Early Withdrawal Charges and taxes and, if before age 59 1⁄2, may be subject to a penalty tax.

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Amounts removed from an Indexed Strategy before the end of a Term before will be subject to an adjustment that locks in the existing Vested Gain or Loss. Due to the Vesting Factors that we use to calculate Vested Gains, increase in the value of an Indexed Strategy before the final Market Day of a Term will be less than the corresponding positive Index Change. Because the Buffer in a Buffer Strategy is prorated daily, in the event of a Vested Loss, you will not receive the full protection of the Buffer and when amounts are removed from an Indexed Strategy, such losses would be higher earlier in the Term when a lower percentage of the prorated Buffer is applicable. In extreme circumstances a Buffer strategy could have practically no value near the start of a Term due to the Vested Loss, meaning that you could lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

•

Withdrawals from an Indexed Strategy before the end of a Term will proportionally reduce the Investment Base for the Indexed Strategy and this proportional reduction could be larger than the dollar amount of the withdrawal.

•

At the end of a Term, ending values of the Strategies for that Term will be reallocated according to your instructions. If you do not send us a reallocation request, your current allocations will automatically continue in the new Term as long as the same Indexed Strategies are available. If an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, we will reallocate that amount to another Crediting Strategy as described in the Strategy Renewal and Reallocations at Term End section of this prospectus.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT CHARGES AND ADJUSTMENTS STRATEGY RENEWAL AND REALLOCATIONS AT TERM END

11

	RISKS	Location in Prospectus

What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indexed Strategies available under the Contract. Each Indexed Strategy will have its own unique risks. You should review the Indexed Strategies before making an investment decision.

The Maximum Gain will limit positive Index returns (e.g., limited upside). You may earn less than the Index returns with the Maximum Gain.

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The gain for a Term of an Indexed Strategy is limited to the Maximum Gain. For example, if the Index return over the Term is 16% and the Maximum Gain for the Strategy is 10%, the gain for the Term is limited to 10%.

The Maximum Loss or Buffer will limit negative Index returns (e.g., limited protection in the case of market decline).

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The loss for a Term of an Indexed Strategy with a Maximum Loss is limited to the Maximum Loss percentage. For example, if the Index return over the Term is -18% and the Maximum Loss is 10%, the loss for the Term is limited to 10% (the maximum loss).

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The loss for a Term of an Indexed Strategy with a Buffer is limited to the portion of the loss which exceeds the Buffer. For example, if the Index return over the Term is -18% and the Buffer is 10%, the loss for the Term is limited to 8% (the amount that exceeds the Buffer). If a withdrawal is taken from a Buffer Strategy before the end of the Term, the Buffer is prorated. For example, if the Buffer is 10% and a withdrawal is taken 90 days into the 1-year Term, the Buffer is 10% x (90/365) = 2.46.%

Each Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index. This will reduce the Index return for those Indexes and will cause their Index returns to underperform a direct investment in the securities composing the Index.

We set a Declared Rate for each new Term of the Declared Rate Strategy. The Declared Rate may be as low as 1%, but will never be less than any higher minimum set out in the Declared Rate Strategy endorsement to your Contract. You risk the possibility that the Declared Rate for a new Term may be lower than you would find acceptable.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT INDEXED STRATEGIES DECLARED RATE STRATEGY

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to the Company. Any obligations (including obligations under the Indexed Strategies), guarantees, or benefits are subject to the claims paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling 1-800-789-6771.	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

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	RESTRICTIONS	Location in Prospectus
Are There Limits on the Investment Options?

Yes.

Purchase Payments.

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Additional Purchase Payments after the Initial Purchase Payment were only permitted during the Purchase Payment period, which ended two months after the Contract Effective Date. The Purchase Payment period for your Contract has closed, and no additional Purchase Payments are permitted.

Transfers and Reallocations.

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You cannot reallocate your value among Crediting Strategies during a Term.

Our right to change the Indexed Strategies or Indexes

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At the end of a Term, we may stop offering any Indexed Strategy at our discretion. We may limit the availability of a Strategy for a Term that would extend beyond the Annuity Payout Initiation Date. All Strategies may not be available in all states. One Indexed Strategy will always be available. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%.

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For each future Term, we may modify the Maximum Gain for any Indexed Strategy. The Maximum Gain for a new Term of an Indexed Strategy may be lower than its Maximum Gain for the current Term and may be as low as 1%. You risk the possibility that the Maximum Gain for a new Term may be lower than you would find acceptable.

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Currently, there are no limitations on the amounts that may be applied to a Crediting Strategy. For future Terms, we may impose minimum or maximum allocations on a given Crediting Strategy.

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We have the right to replace an Index if it is discontinued or we are no longer able to use it, its calculation changes substantially, or we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive. We may do so at the end of a Term or during a Term. If we replace an Index during a Term, we will calculate Vested Gains and Losses using the old Index up until the replacement date. After the replacement date, we will calculate Vested Gains and Losses using the new Index. The performance of the new Index may not be as good as the performance of the old Index. As a result, funds allocated to an Indexed Strategy may earn a return that is lower than the return they would have earned if there had been no replacement.

PURCHASING THE CONTRACT INITIAL STRATEGY SELECTIONS STRATEGY RENEWAL AND REALLOCATIONS AT TERM END INDEX REPLACEMENT APPENDIX E: FINANCIAL INTERMEDIARY VARIATIONS

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	RESTRICTIONS	Location in Prospectus
Are There Restrictions on Contract Benefits?

Yes.

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A withdrawal must be at least $500 and cannot reduce the Account Value to less than the Minimum Required Value set out in the Contract Specifications section of your Contract.

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An annuitization cannot occur before the first Contract Anniversary. An annuitization for a fixed period cannot be for less than the Minimum Fixed Period Payout set out in the Contract Specifications section of your Contract. Payment amounts under any option must be at least $50 or such higher amount as we may set from time to time.

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A withdrawal will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Purchase Payment base used to determine the minimum Death Benefit and this proportional reduction could be larger than the dollar amount of the withdrawal.

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The practical availability of investment options may vary depending on the broker-dealer through which the Contract was sold.

CASH BENEFIT ANNUITY PAYOUT BENEFIT DEATH BENEFIT
	TAXES	Location in Prospectus

What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and Purchase Payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Generally, withdrawals will be subject to ordinary income tax, and if before age 59 1⁄2, may be subject to a penalty tax.

FEDERAL TAX CONSIDERATIONS
	CONFLICTS OF INTEREST	Location in Prospectus

How Are Investment Professionals Compensated?	Although the Contracts are no longer offered for new sales, some investment professionals that sold the Contracts may still receive compensation for selling the Contract to you. The compensation is typically paid as a commission calculated as a percentage of the Purchase Payments received for a Contract. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	DISTRIBUTION OF THE CONTRACTS

Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.	DISTRIBUTION OF THE CONTRACTS

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FEE TABLE

The following tables describe the fees, expenses and adjustments that you will pay when you buy, own, Surrender, or take a withdrawal from a Crediting Strategy. Please refer to the Contract Specifications section of your Contract for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses you will pay at the time that you Surrender or make withdrawals from a Crediting Strategy. State premium taxes may also be deducted.

Transaction Expenses	Maximum
Automated Withdrawals	$30 annually
Early Withdrawal Charge (as a percentage of amount withdrawn or Surrendered) (1)	8.00%

(1)

The Early Withdrawal Charge is calculated as a percentage of the amount withdrawn plus any amount needed to cover the Early Withdrawal Fee. If you Surrender your Contract, the amount subject to the Early Withdrawal Charge is your Account Value. We may waive the Early Withdrawal Charge under certain circumstances. See the Charges and Adjustments section of this prospectus for more information about the Early Withdrawal Charge and the circumstances in which it may be waived. The charge decreases to zero after 7 years according to the following schedule:

Contract Year	1	2	3	4	5	6	7	8+
Early Withdrawal Charge Rate	8%	7%	6%	5%	4%	3%	2%	0%

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Indexed Strategy before the expiration of Term.

Contract Adjustments (2)
Adjustment for Vested Gain or Loss Maximum Potential Loss for Conserve Strategy (as a percentage of Strategy value at the start of the Term)	0%
Adjustment for Vested Gain or Loss Maximum Potential Loss for Growth Strategy (as a percentage of Strategy value at the start of the Term)	10%
Adjustment for Vested Gain or Loss Maximum Potential Loss for Buffer Strategy (as a percentage of Strategy value at the start of the Term) (3)	100%

(2)	An adjustment for Vested Gain or Loss will apply if, before the final Market Day of a Term, you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.
(3)

The Buffer in a Buffer Strategy is prorated daily over a Term, and provides almost no protection against loss if, near the start of a Term, you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

In addition to the charges described above, the Maximum Gain may limit the amount you can earn on the Indexed Strategies. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The Contract involves certain risks that you should understand before purchasing it. You should carefully consider your income needs and risk tolerance to determine whether the Contract or a particular Crediting Strategy is appropriate for you. The level of risk you bear and your potential investment performance will differ depending on the Crediting Strategies you choose.

Market Risk

There is a risk of loss of principal and prior earnings due to negative performance of an Index if you allocate your Account Value to an Indexed Strategy. Such a loss may be significant. This risk exists for each Growth Strategy because, at the end of a Term, you agree to absorb any loss in the Index during the Term up to the Maximum Loss of 10%. This risk exists for each Buffer Strategy because, at the end of a Term, you agree to absorb any loss in the Index that exceeds the Buffer. This risk of loss does not exist if you allocate your Account Value to the Declared Rate Strategy or to a Conserve/0% Floor Strategy. If you allocate money to a Growth Strategy, you may lose up to 10% at the end of each Term. If you allocate money to a Growth Strategy over multiple Terms, you may lose up to 10% each Term, which may result in a cumulative loss that is greater than 10%. If you allocate money to a Buffer Strategy, you may lose up to 90% at the end of each Term. If you allocate money to a Buffer Strategy and withdraw it before the end of the Term, because the Buffer is prorated over the Term, you may lose more than 90% because the Buffer is less than 10% until the end of the Term. If you allocate money to a Buffer Strategy over multiple Terms, you may lose up to 90% at the end of each Term, which may result in a cumulative loss that is greater than 90%.

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One Indexed Strategy will always be available. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy described in this prospectus may not be available for future Terms. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

The risk of loss of principal will be greater if you allocate money to a Strategy with a more negative Maximum Loss, or less of a Buffer If you choose to Surrender the Contract because of changes in the number and/or type of available Indexed Strategies, your Surrender may be subject to Early Withdrawal Charges, adjustments for Vested Gain or Loss, taxes, and if before age 59 1⁄2, a penalty tax. If you purchase another annuity contract, it may have different features, fees, and risks than this Contract.

Early Withdrawal Risk

Long-Term Nature of Contract

The Contract is a deferred annuity, which means the Annuity Payout Benefit will begin on a future date. The contract is unsuitable as a short-term savings vehicle. We designed the Contract to be a long-term investment that you can use to help build a retirement nest egg and provide income for retirement. The limitations and charges included in the Contract reflect its long-term nature.

The Contract and its Crediting Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first seven Contract Years, because of the assessment of Early Withdrawal Charges, or who plan to take withdrawals during Indexed Strategy Terms, because of adjustments for Vested Gain or Loss of an Indexed Strategy. Withdrawals are also subject to the possibility of adverse tax consequences.

Loss of Principal Related to adjustments for Vested Gain or Loss

If, before the end of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable, the Vested Gain or Loss for an Indexed Strategy will be locked in. This will cause any gain credited to the Strategy to be less than both the corresponding positive gain in the Index and the Maximum Gain for the Strategy, and may result in losses in excess of the Buffer applicable to a Buffer Strategy. In extreme circumstances, a Buffer strategy could have practically no value before the end of a Term due to the Vested Loss, meaning that you would lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

Loss of Principal Related to Early Withdrawal Charge

There is also a risk of loss of principal and related earnings if you Surrender your Contract or take a withdrawal during the first seven Contract Years and an Early Withdrawal Charge applies. This risk exists for each Strategy because an Early Withdrawal Charge may apply. A withdrawal from any Strategy, including any Conserve/0% Floor Strategy, when an Early Withdrawal Charge applies, will reduce the value of the Strategy. This reduction will occur even if there is a Vested Gain on the date of the withdrawal. An Early Withdrawal Charge may reduce the value of an Indexed Strategy by more than increases in the value of the Indexed Strategy resulting from Vested Gains in the current and prior Terms.

Indexed Strategies Risk

An investment in an Indexed Strategy is not an investment in the Index or in the investments tracked by the Index, and you will not own such investments. Your investment in the Indexed Strategies is subject to the risk of poor performance and can vary depending on the performance of the underlying Indices. Each Indexed Strategy will have its own unique risks, and you should review the available Indexed Strategies carefully before making an investment decision. When you invest in an Indexed Strategy, you will be exposed to certain risks, including the following:

Limits on Positive Index Returns at End of Term

Any increase in the value of an Indexed Strategy over a Term is limited by a Maximum Gain. The Maximum Gain may result in you earning less than the Index Return.

Limits on Positive Index Returns Before End of Term

Before the final Market Day of a Term, any increase in the value of an Indexed Strategy is limited not only by the Maximum Gain, but also by the Vesting Factor, which will be less than 100%. The Vesting Factor limits the portion of the positive change in the Index that we take into account when we calculate the increase in the Strategy value. The Vesting Factor varies depending on the day of the Term. It is 25% for any date within the first half of a Term, and 50% for any date within the second half of a Term but before the final Market Day of that Term. It is 100% only on or after the final Market Day of a Term.

Due to the Vesting Factor, the return on money withdrawn from an Indexed Strategy before the final Market Day of a Term will never fully reflect the corresponding positive Index Change to the date of the withdrawal.

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Risks Associated with Point-to-Point Methodology

We measure the Index Change by comparing the Index Value on the first day of the Term to the Index Value on the last day of the Term. In the case of a withdrawal, we measure the Index Change by comparing the Index Value on the first day of the Term to the Index Value on the last Market Close before a withdrawal. This means that if the Index Value is lower on the last day of the period, you may experience negative or flat performance even if the Index experienced gains through some, or most, of the period.

Possibility of Losses Despite Limits on Negative Index Returns

An Indexed Strategy with a Buffer only protects you against losses up to the amount of the Buffer. At the end of a Term, you could lose up to 90% of the money allocated to a 10% Buffer Strategy. In extreme circumstances, because the Buffer is prorated over the Term, a Buffer strategy could have practically no value near the start of a Term due to the Vested Loss, meaning that you could lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

An Indexed Strategy with a -10% Floor does not protect you from negative Index performance up to that Floor.

At the end of a Term, we may stop offering any Indexed Strategy in our discretion. We will always off at least one Indexed Strategy. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%.

You also bear the risk that continued negative Index returns may result in the loss of Account Value over multiple Terms. Given that the Floor or Buffer (as applicable) applies only to a single Term, if an Indexed Strategy is credited with losses for multiple Terms, the cumulative loss may far exceed any single Term’s stated limit of the Buffer or Floor.

Limits on Reallocations

You cannot reallocate money among the Crediting Strategies prior to the end of a Term. If you want to take money out of Strategy during a Term, you must take a withdrawal from that Strategy or Surrender your Contract. If you choose to Surrender your Contract or take a withdrawal, your Surrender or withdrawal will be subject to a Vesting Factor and may be subject to Early Withdrawal Charges, and if before age 59 1⁄2, a penalty tax. A withdrawal before the end of a Term will proportionally reduce the Investment Base for an Indexed Strategy and the Death Benefit, and this proportional reduction could be larger than the dollar amount of the withdrawal.

Effect of Surrenders

If you Surrender your Contract at any time during the first seven Contract Years and an Early Withdrawal Charge applies, the amount payable will reflect a deduction for the charge. All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. If you Surrender your Contract at the end of a Term, the amount payable will reflect any rise or fall of the applicable Indexes over the Term, applicable Maximum Gain and Maximum Loss, and any Early Withdrawal Charge. If you Surrender your Contract before the end of a Term, in addition to any Early Withdrawal Charge, the amount payable will reflect the current Vested Gain or Loss, which could significantly reduce the amount you receive upon Surrender.

Effect of All Withdrawals

If you take a withdrawal at any time, we will reduce your Account Value by an amount equal to that withdrawal. If you take a withdrawal during the first seven Contract Years and an Early Withdrawal Charge applies, we will also reduce your Account Value by the amount of the Early Withdrawal Charge. A reduction in the Account Value will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Purchase Payment base used to determine the minimum Death Benefit and this proportional reduction could be larger than the dollar amount of the withdrawal.

Each withdrawal from an Indexed Strategy, including withdrawals available under the Free Withdrawal Allowance, withdrawals that qualify for a waiver of the Early Withdrawal Charge, withdrawals taken under the Bailout Right, withdrawals under an automated withdrawal program and withdrawals to satisfy a required distribution, will reduce the Strategy value by the dollar amount of the withdrawal and any related Early Withdrawal Charge. A withdrawal or Surrender before the end of the Term will mean that any positive Index Change will be subject to the Vesting Factor, that may reduce Strategy value below what would be available at the end of the Term. Because the Buffer is prorated over the Term, a withdrawal or Surrender before the end of the Term from a Buffer Strategy will also mean that any negative Index Change will not get the full protection of the -10% Buffer.

The Investment Base used to calculate the Strategy value through the end of that Term will be reduced in proportion to the reduction in the Strategy value. This means the dollar amount of the proportional reduction in the Investment Base will be more, maybe significantly more, than the dollar amount of the withdrawal and the Early Withdrawal Charge if the Strategy value immediately before the withdrawal is less than the Investment Base. A reduction in the Investment Base will limit the effect of any rise or fall in the Index for the remainder of the Term.

All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. For a further discussion of the tax treatment of a Surrender or withdrawal, please see the Federal Tax Considerations section on page 53.

Early Withdrawal Charges will reduce Indexed Strategy values and may result in losses that exceed the Maximum Loss or reduce the protection of the Buffer.

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Timing of Withdrawals, Surrender, Annuity Payout Initiation Date, or Death Benefit Claim

You should take into consideration the dates on which the Term(s) of your Indexed Strategies end relative to the timing of a withdrawal or Surrender, the Annuity Payout Initiation Date, or the submission of a Death Benefit claim.

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A withdrawal from an Indexed Strategy before the end of a Term, the Surrender or annuitization of the Contract, or the determination of the Death Benefit value of the Contract will lock in the existing Vested Gain or Loss, and, due to the Vesting Factors that we use to calculate Vested Gains, any increase in the value of an Indexed Strategy before the final Market Day of a Term will be less than the corresponding positive Index Change.

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If you take a withdrawal from an Indexed Strategy before the end of a Term, we will immediately reduce the Investment Base for that Indexed Strategy. The reduction will be proportional to the reduction in the Strategy value, which means that the proportional reduction in the Investment Base could be larger than the dollar amount of the withdrawal. Reductions to the Investment Base will have a negative effect on any increases in the Indexed Strategy value for the remainder of that Term, but will reduce any decreases in the Indexed Strategy value for the remainder of that Term. Once the Investment Base for an Indexed Strategy is reduced due to a withdrawal before the end of a Term, it will not increase at any time during the remainder of that Term.

Each withdrawal from an Indexed Strategy before the end of a Term, including withdrawals available under the Free Withdrawal Allowance, withdrawals that qualify for a waiver of the Early Withdrawal Charge, withdrawals taken under the Bailout Right, withdrawals under an automated withdrawal program and withdrawals to satisfy a required distribution, will proportionally reduce the Investment Base.

In order for you to maximize the Vested Gain of an Indexed Strategy, you need to schedule withdrawals, Surrender or annuitize the Contract, or submit a Death Claim to coincide with Term end dates. The Contract is intended for long-term investment purposes and the Contract and its Crediting Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first seven Contract Years, because of the assessment of Early Withdrawal Charges, or who plan to take withdrawals during Indexed Strategy Terms, because of adjustments for Vested Gain or Loss of an Indexed Strategy and because of the proration of a Buffer over the Term.

No Ability to Determine Strategy Values in Advance

We will process any withdrawal request at the first Market Close after receipt of your Request in Good Order. This means you will not be able to determine in advance the amount of the proportional reduction in the Investment Base due to the withdrawal. Likewise, you will not be able to determine in advance the amount payable upon Surrender, to be applied to the Annuity Payout Benefit or payable as the Death Benefit.

Changes in Maximum Gain

We set a Maximum Gain for each new Term of an Indexed Strategy. The Maximum Gain for a new Term of an Indexed Strategy may be lower than its Maximum Gain for the current Term and may be as low as 1%. You risk the possibility that the Maximum Gain for a new Term may be lower than you would find acceptable.

Unavailable Indexed Strategies

While we will always offer at least one Indexed Strategy, at the end of a Term we may stop offering any Indexed Strategy and, consequently, an Indexed Strategy you selected may not be available after the end of a Term. An Indexed Strategy you selected also may not be available after the end of a Term due to minimums and maximums that we set. In that case, if you do not withdraw the funds pursuant to your Bailout Right or reallocate them to another Crediting Strategy, then we will reallocate the applicable funds to a default Strategy. The funds allocated to a default Strategy may earn a return that is lower than the return they would have earned if there had been no reallocation, but will not increase the risk of loss of principal and any prior earnings.

Replacement of an Index

We reserve the right to replace an Index if it stops being published, or if an investment fund terminate or stops being traded on a specified market. We reserve the right to replace or adjust an Index if its publication schedule changes, its calculation changes significantly, or there is a significant change in the investment objectives, strategies, or operations of an investment fund. We reserve the right to replace a specified market if it declines in importance.

No Direct Investment in S&P 500 Index

When you allocate money to an Indexed Strategy that uses the S&P 500 Index, you will not be investing in that Index, or in any stock included in that Index. The S&P 500 Index is calculated without taking into account dividends paid on stocks that make up the S&P 500 Index. In addition, because the performance of an S&P 500 Indexed Strategy is linked to the performance of the S&P 500 Index and not the performance of the stocks included in the Index, your return may be less than that of a direct investment in such stocks. In addition, due to the same limitations, your return may be less than that of a direct investment in a fund that tracks the S&P 500 Index.

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No Direct Investment in SPDR Gold Shares ETF

When you allocate money to an Indexed Strategy that uses the SPDR Gold Shares ETF, you will not be investing in that exchange-traded fund or in gold. In addition, because the performance of the SPDR Gold Shares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund.

No Direct Investment in an iShares ETF

When you allocate money to an Indexed Strategy that uses the iShares MSCI EAFE ETF or iShares U.S. Real Estate ETF, you will not be investing in that exchange-traded fund, the securities or other assets held by the fund, in any underlying index tracked by the fund, or in the securities or other assets held by such underlying index. In addition, because the performance of an iShares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund.

Divergence of Performance

Because changes in the value of an Indexed Strategy are subject to Maximum Gains and either Maximum Losses or a Buffer, as applicable, and may be subject to a Vesting Factor, the performance of an Indexed Strategy may diverge from the performance of the Index.

Market Risk Related Indexes

Money allocated to an Indexed Strategy that uses the S&P 500 Index is subject to the risk that the market value of the underlying securities that comprise the Index may decline over a Term. Likewise, money allocated to an Indexed Strategy that uses the iShares MSCI EAFE ETF, the iShares U.S. Real Estate ETF, or the SPDR Gold Shares ETF is subject to the risk that the fund’s share price may decline over a Term. The level of the S&P 500 Index and the share prices of the SPDR Gold Shares ETF, iShares MSCI EAFE ETF and the iShares U.S. Real Estate ETF may be volatile. Any such market loss in an amount up to the Maximum Loss or in excess of the Buffer will be reflected in the Indexed Strategy value. For a Growth Strategy, you will absorb any such market loss up to the amount of the Maximum Loss of 10%. For a Buffer Strategy, you will absorb any such market loss to the extent it exceeds the Buffer. This risk applies even if you do not take a withdrawal before the end of a Term.

Geopolitical conflicts could also create economic disruption, including increased market volatility, and presents economic uncertainty. The full impact and duration of these events are difficult to determine in advance. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Strategies.

The historical performance of an Index does not guarantee future results.

S&P 500 Index. The S&P 500® Index is designed to reflect the large-cap sector of the U.S. equity market and, due to its composition, it also represents the U.S. equity market in general. Any positive change in the S&P 500 Index over a Term will be lower than the total return on an investment in the stocks that comprise the S&P 500 Index because such total return will reflect dividend payments on those stocks and the S&P 500 Index will not reflect those dividend payments. More information about the S&P 500 Index is set out in the Indexes section of this prospectus.

The S&P 500 Index is subject to multiple principal investment risks, such as those related to its investments in large-capitalization companies. The S&P 500 Index tracks a subset of the U.S. stock market, which could cause the S&P 500 Index to perform differently from the overall stock market. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. In addition, the S&P 500 Index may, at times, become focused in stocks of a particular market sector, which would subject the S&P 500 Index to proportionately higher exposure to the risks of that sector.

SPDR Gold Shares ETF. The SPDR Gold Shares ETF represents units of beneficial interest in, and ownership of, the SPDR Gold Trust, an exchange traded fund that holds gold bullion. The investment objective of the trust is for the shares to reflect the performance of the price of gold bullion, less the trust’s expenses. The shares are designed to mirror as closely as possible the price of gold, and the value of the shares relates directly to the value of the gold held by the trust, less its liabilities. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. The Gold Shares trade on the NYSE Arca under the symbol GLD. For more information, visit www.spdrgoldshares.com.

The fund is subject to several principal investment risks related to the price of gold. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. Several factors may affect the price of gold, including:

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Global gold supply and demand, which is influenced by such factors as gold’s uses in jewelry, technology, and industrial applications, purchases made by investors in the form of bars, coins, and other gold products, forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold producing countries such as China, the United States and Australia;

•	Global or regional political, economic, or financial events and situations, especially those unexpected in nature;

•	Investors’ expectations with respect to the rate of inflation;

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•	Currency exchange rates;

•	Interest rates;

•	Investment and trading activities of hedge funds and commodity funds; and

•	Other economic variables such as income growth, economic output, and monetary policies.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: price risk, passive investment risk, trading market risk, risk of loss, damage, theft, or restriction on access, and risks related to the fund’s ETF structure.

iShares U.S. Real Estate ETF. The iShares U.S. Real Estate ETF is an exchange traded fund that seeks to track the investment results of an index composed of U.S. equities in the real estate sector (Dow Jones U.S. Real Estate Index). This underlying index may include large-, mid- or small-capitalization companies. A significant portion of the underlying index is represented by real estate investment trusts (REITs), but the components are likely to change over time. The share price of the iShares U.S. Real Estate ETF is tied to the performance of the real estate sector. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares U.S. Real Estate ETF is set out in the Indexes section of this prospectus. To learn more about the iShares U.S. Real Estate ETF, visit iShares.com and search ticker symbol IYR.

The fund is subject to several principal investment risks, such as those related to its investments in large-, mid- and small-capitalization U.S. companies in the real estate sector. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of smaller companies (including mid- and small-capitalization companies) may be more volatile and may involve more risk than the securities of larger companies. Smaller companies are also more likely to fail than larger companies. Companies that invest in real estate are highly sensitive to the risks of owning real estate, to general and local economic conditions and developments in the real estate market, and to changes in interest rates. Many companies that invest in real estate utilize leverage (and some may be highly leveraged), which increases investment risk, and could potentially magnify the fund’s losses. Because the fund is an ETF, it is also exposed to the risks associated with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, cybersecurity risk, dividend risk, equity securities risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid-capitalization companies risk, operational risk, passive investment risk, real estate investment risk, risk of investing in the United States, securities lending risk and tracking error risk.

iShares MSCI EAFE ETF. The iShares MSCI EAFE ETF is an exchange traded fund that seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada (MSCI EAFE Index). This underlying index includes stocks from Europe, Australasia, and the Far East. It may include large- or mid-capitalization companies. The share price of the iShares MSCI EAFE ETF is tied to the performance of large- and mid-capitalization developed market equites, excluding the U.S. and Canada. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares MSCI EAFE ETF is set out in the Indexes section of this prospectus. To learn more about the iShares MSCI EAFE ETF, visit iShares.com and search ticker symbol EFA.

The fund is subject to several principal investment risks, such as those related to its investments in large-capitalization and mid-capitalization foreign companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Mid-capitalization companies are also more likely to fail than larger companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Because the fund is an ETF, it is also exposed to the risks associated with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, currency risk, cybersecurity risk, equity securities risk, financials sector risk, geographic risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid-capitalization companies risk, national closed market trading risk, non-U.S. securities risk, operational risk, passive investment risk, reliance on trading partners risk, risk of investing in developed countries, risk of investing in Japan, securities lending risk, structural risk, tracking error risk and valuation risk.

Changes in Declared Rates

We set a Declared Rate for each new Term of the Declared Rate Strategy. The Declared Rate may be as low as 1%, but will never be less than any higher minimum set out in the Declared Rate Strategy endorsement to your Contract. You risk the possibility that the Declared Rate for a new Term may be lower than you would find acceptable.

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Unavailable Declared Rate Strategy

At the end of a Term, we may stop offering the Declared Rate Strategy and, consequently, only Indexed Strategies, which may earn 0% for any Term, will be available after the end of the Term. In this case, we will offer at least one Indexed Strategy with a Maximum Loss of 0%. Unlike a Declared Rate Strategy, no earnings are guaranteed for an Indexed Strategy.

Involuntary Termination of Contract

If your Account Value falls below the minimum value of $5,000 for any reason, we may terminate your Contract. For example, we may terminate your Contract if a loss on a Growth/-10% Floor Strategy or a 10% Buffer Strategy causes your Account Value to fall below $5,000.

Regulatory Risk

MassMutual Ascend Life is not an investment company. Neither MassMutual Ascend Life nor the separate account that we established in connection with the Contracts is registered as an investment company under the Investment Company Act of 1940. The protections provided to investors by that Act are not applicable to the Contract.

Insurance Company Risk

No company other than MassMutual Ascend Life has any legal responsibility to pay amounts owed under the Contract. You should look to the financial strength of MassMutual Ascend Life for its claims-paying ability.

Our general account assets fund the guarantees provided in the Contracts. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. We established a non-unitized separate account for the purpose of supporting our obligation to adjust the Indexed Strategy value for Vested Gains and Losses associated with the Indexed Strategies. The assets in the non-unitized separate account are not chargeable with liabilities arising out of any other business that we conduct but may lose value. The non-unitized separate account differs from the unitized separate accounts that support our variable annuity contracts. As a result, unlike the owner of a traditional variable annuity who has a beneficial interest in, and participates in the performance of, the assets of the related unitized separate account, you do not have any interest in or claim on the assets in the non-unitized separate account and you will not participate in any way in the performance of assets held in that account.

Business Disruption and Cybersecurity Risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, intermediaries, and other affiliated or third-party service providers may adversely affect us, our business operations and your Account Value and interfere with our ability to process contract transactions and calculate Account Values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website, impact our ability to calculate Account Values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Account Value. There can be no assurance that we or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your Contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners, impact our ability to calculate Account Value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, and issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. There can be no assurance that we or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

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BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes the information about the benefits available under the Contract.

Standard Benefits
Name of Benefit	Purpose	Current Charge	Maximum Charge	Brief Description of Restrictions / Limitations
Death Benefit	Pays a Death Benefit Amount of the greater of (1) the Account Value on the date that the Death Benefit Value is determined or (2) the Purchase Payment(s), reduced proportionately for all withdrawals, but not including amounts applied to pay Early Withdrawal Charges.	No charge	N/A

•

Only available during Accumulation Period

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Withdrawals may result in a reduction of the minimum Death Benefit that is greater than the amount of the withdrawal

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If the Death Benefit Value becomes payable before the end of a Term, it will lock in the existing Vested Gain or Loss.

Free Withdrawal Allowance	Allows owner to withdraw some money from the Contract without an Early Withdrawal Charge	No charge	N/A

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Only available during Accumulation Period

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During the first Contract Year, the Free Withdrawal Allowance is 10% of the total Purchase Payments

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After the first Contract Year, the Free Withdrawal Allowance is 10% of the Account Value as of the most recent Contract Anniversary

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Withdrawals will reduce the Contract Value and Death Benefit, perhaps significantly

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Withdrawals from an Indexed Strategy will lock in the existing Vested Gain or Loss

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Withdrawals may be subject to taxes, and if before age 59 1⁄2, may be subject to a 10% federal penalty tax

Bailout Right	Allows owner to withdraw money from an Indexed Strategy at the end of a Term without an Early Withdrawal Charge if the Maximum Gain for the next Term of that Strategy is less than its Bailout Trigger for the current Term or if that Strategy will not be available for the next Term.	No charge	N/A

•

Only available during the Accumulation Period

•

Each current Term of an Indexed Strategy has its own Bailout Trigger, even if no funds are held under the Indexed Strategy for that Term. The initial Bailout Trigger for each Indexed Strategy is set out in the Contract Specifications. The Bailout Trigger for subsequent Terms is the lesser of the Bailout Trigger for the prior Term or the Maximum Gain set for the current Term

•

The Bailout Right only applies to the amount held under the Indexed Strategy for the Term that is ending. It will not apply to amounts held under a different Strategy, or to amounts held under the same Strategy for a Term ending on a different date

•

To exercise a Bailout Right, we must receive your Request in Good Order for a Bailout Right withdrawal before the end of the applicable Term

•

A withdrawal that qualifies for a waiver under the Bailout Right will reduce the Free Withdrawal Allowance for the current Contract Year

•

Withdrawals may be subject to taxes, and if before age 59 1⁄2, may be subject to a 10% federal penalty tax

Extended Care Waiver	Surrender or withdrawal may be made without an Early Withdrawal Charge if the Owner is confined to a qualifying licensed hospital or long-term care facility for at least 90 days	No charge	N/A

•

Only available during the Accumulation Period

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First day of confinement must be on or after the first Contract Anniversary

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The confinement must continue for at least 90 consecutive days

•

Surrender or withdrawal must be on or after first Contract Anniversary

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Not available in all states

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Standard Benefits
Name of Benefit	Purpose	Current Charge	Maximum Charge	Brief Description of Restrictions / Limitations
Terminal Illness Waiver	Surrender or withdrawal may be made without an Early Withdrawal Charge or if the Owner is diagnosed with a terminal illness by a physician	No charge	N/A

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Only available during the Accumulation Period

•

The diagnosis must be rendered on or after the first Contract Anniversary

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Surrender or withdrawal must be on or after first Contract Anniversary

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The Owner’s life expectancy must be less than 12 months from the date of diagnosis

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Not available in all states

Automated Withdrawals	Permits automated withdrawals from the Contract	No charge	$30 annually

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Only available during the Accumulation Period

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Automated withdrawals during the first seven Contract Years may be subject to an Early Withdrawal Charge

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Automated withdrawals taken before the end of a Term will lock in the existing Vested Gain or Loss.

•

Automated withdrawals will reduce the amount available under the Free Withdrawal Allowance

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Automated withdrawals could result in significant loss due to taxes and reduce your ability to take full advantage of any positive Index performance at the end of a Term

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We may discontinue automated withdrawals at any time

CHARGES AND ADJUSTMENTS

Early Withdrawal Charge

We impose an Early Withdrawal Charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses, and to allow us to support higher Declared Rate Strategy interest rates and Indexed Strategy Maximum Gains by investing assets for a longer duration.

The Early Withdrawal Charge applies if, during the first seven Contract Years, you take a withdrawal from your Contract or Surrender it. After that, the Early Withdrawal Charge does not apply.

During the first seven Contract Years, unless a waiver applies or a withdrawal is made under the Bailout Right, the Early Withdrawal Charge applies to each withdrawal, including withdrawals under an automated withdrawal program and withdrawals taken to satisfy a required distribution. The Early Withdrawal Charge does not apply to Death Benefit payments or Annuity Payout Benefit payments.

An Early Withdrawal Charge reduces your Account Value.

The Early Withdrawal Charge is equal to the amount that is subject to the charge multiplied by the Early Withdrawal Charge rate.

•

If you take a withdrawal from your Contract, the amount subject to the charge is the amount you withdraw which includes any amount needed to pay the Early Withdrawal Charge. This means that at your direction either we will subtract the Early Withdrawal Charge from amount paid to you or we will increase the amount withdrawn as needed to cover the charge.

•	If you Surrender your Contract, the amount subject to the charge is your Account Value.

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The amount subject to the charge will not include: (1) the Free Withdrawal Allowance; (2) the amount, if any, that qualifies under the Bailout Right; or (3) the amount, if any, that qualifies for another waiver as described below.

The Early Withdrawal Charge rate depends on how long you own your Contract. The rate schedule is set out below.

Contract Year	1	2	3	4	5	6	7	8+
Early Withdrawal Charge Rate	8%	7%	6%	5%	4%	3%	2%	0%

Example for Surrender. You Surrender your annuity in Contract Year 5 when your Account Value is $100,000. You have already used your Free Withdrawal Allowance for the year and no other exception applies. We take an Early Withdrawal Charge of $4,000 ($100,000 x 0.04) and you receive $96,000.

Example for Withdrawal. You take a $10,000 withdrawal from your annuity in Contract Year 5 when your Account Value is $100,000. You have already used your Free Withdrawal Allowance for the year and no other exception applies. We take an Early Withdrawal Charge of $400 ($10,000 x 0.04) and you receive $9,600.

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Similarly, if you instead request that you receive a net amount of $10,000 from your account in the same circumstances, we will treat the Early Withdrawal Charge amount as an additional requested withdrawal subject to an Early Withdrawal Charge. This means that we will “gross up” your requested withdrawal to cover applicable Early Withdrawal Charges (and any income tax withholding). If we assume that no income tax withholding applies, the withdrawal would be grossed up to $10,417, calculated by dividing the net amount requested by 1 minus the Early Withdrawal Charge rate ($10,000 / (1 – 0.04)). The Early Withdrawal Charge would be $417 (4% of the $10,417 withdrawal), and you would receive $10,000 ($10,417-$417).

An Early Withdrawal Charge may apply if you take a withdrawal during the first seven Contract Years. That charge will reduce Strategy values, including the value of a Conserve/0% Floor Strategy

Free Withdrawal Allowance

The Free Withdrawal Allowance lets you withdraw some money from your Contract without the imposition of the Early Withdrawal Charge. For the first Contract Year, the Free Withdrawal Allowance is an amount equal to 10% of the total Purchase Payments received by us. For each subsequent Contract Year, the Free Withdrawal Allowance is equal to 10% of the Account Value as of the most recent Contract Anniversary. The Free Withdrawal Allowance is non-cumulative and you may not carry over any unused portion to other Contract Years.

For qualified annuities, the Free Withdrawal Allowance will be large enough to cover your required minimum distribution to age 93. However, if you have used your Free Withdrawal Allowance to facilitate a transfer or rollover, then an Early Withdrawal Charge may apply to a required minimum distribution.

Example. Your Account Value as of the end of Contract Year 3 is $200,000. Your Free Withdrawal Allowance for Contract Year 4 is $20,000 ($200,000 x 0.10). If you take a withdrawal of $50,000 at the beginning of Contract Year 4, the Early Withdrawal Charge will not apply to the first $20,000 of the withdrawal, but will apply to the remaining $30,000 plus the amount needed to pay the Early Withdrawal Charge. If you take another withdrawal later in Contract Year 4, the Early Withdrawal Charge applies to the entire withdrawal plus the amount needed to pay the Early Withdrawal Charge.

Early Withdrawal Charge Waivers

Bailout Right. We will waive the Early Withdrawal Charge on amounts that you withdraw from this Contract at the end of a current Term if the amounts are held under an Indexed Strategy for that Term and either:

•	the Maximum Gain for the next Term of that Strategy is less than its Bailout Trigger for the current Term; or

•	that Strategy will not be available for the next Term.

Each current Term of an Indexed Strategy has its own Bailout Trigger, even if no funds are held under the Indexed Strategy for that Term. If your Contract has multiple Purchase Payments, the Bailout Trigger for one current Term of an Indexed Strategy may be different from the Bailout Trigger for another current Term of the same Indexed Strategy that started on a different date.

The initial Bailout Trigger for each Indexed Strategy is set out in the Contract Specifications. It is less than the Maximum Gain that was set for the initial Term of that Indexed Strategy.

For each subsequent Term, the Bailout Trigger is the lesser of:

•	the Bailout Trigger for the Term that ended on the date the current Term began; or

•	the Maximum Gain set for the current Term.

This means that:

•	if the Maximum Gain is never set below the Bailout Trigger, then the Bailout Trigger will not change; and

•	if the Maximum Gain is ever set below the Bailout Trigger, then the Bailout Trigger will be reduced for the new Term and for each Term that starts on an anniversary of that Term start date.

The Bailout Trigger will never increase from one Term to the next.

Example. The Bailout Trigger for the initial Term of an Indexed Strategy was 6.5%.

•

If we set the Maximum Gain for the next Term of that Indexed Strategy at 7.5%, then you will not qualify for a waiver of the Early Withdrawal Charge at the end of the current Term and the Bailout Trigger for that next Term will continue to be 6.5%.

•

If we set the Maximum Gain for the next Term of that Indexed Strategy at 5.5%, then you will qualify for a waiver of the Early Withdrawal Charge at the end of the current Term and the Bailout Trigger for that next Term will change to 5.5%.

If this waiver will apply to an Indexed Strategy at the end of a Term, we will notify you in writing at least 30 days before that Term ends. You may elect a withdrawal under the Bailout Right by a Request in Good Order. We must receive your request before the end of the applicable Term.

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This waiver will only apply to the amount held under the Indexed Strategy for the Term that is ending. It will not apply to amounts then held under a different Strategy, or to amounts held under the same Strategy for a Term ending on a different date. You may not carry over any unused part of the waiver from one Term to the next.

If you withdraw funds that qualify for a waiver under the Bailout Right, the withdrawal will reduce the Free Withdrawal Allowance for the applicable Contract Year. For example, if the amount you withdraw that qualifies for a waiver under the Bailout Right in Contract Year 4 is more than 10% of your Account Value as of the most recent Contract Anniversary, then no Free Withdrawal Allowance will be available for subsequent withdrawals in Contract Year 4.

Instead of withdrawing amounts that qualify for a waiver under the Bailout Right, you may wish to reallocate those amounts to a different Strategy. A Request in Good Order to reallocate funds must be received by us before the end of the applicable Term.

Extended Care Waiver. (Rider form R1462316NW-Waiver of Early Withdrawal Charges for Extended Care Rider). We will waive the Early Withdrawal Charge that would otherwise apply if you make a Request in Good Order and:

•	your Contract is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital and the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Contract Effective Date; and

•	the confinement has continued for a period of at least 90 consecutive days.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or Surrender. There is no charge for this rider, but it may not be available in all states.

Terminal Illness Waiver. (Rider form R1462416NW-Waiver of Early Withdrawal Charges Upon Terminal Illness Rider). We will waive the Early Withdrawal Charge that would otherwise apply if you make a Request in Good Order and:

•	your Contract is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician and, as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract Effective Date.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or Surrender. There is no charge for this rider, but it may not be available in all states. You do not need to take any action to add this waiver rider.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions. See “Appendix D: State Variations” for information about availability in your state.

Required Minimum Distributions. No special waiver of Early Withdrawal Charges exists for required minimum distributions except as may be offered from time to time under an automated payment program.

Automated Withdrawal Program Charges

Currently, we do not charge a fee to participate in an automated withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the automated withdrawal program. If imposed, the fee will not exceed $30 annually.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations, or administrative positions. See “Appendix D: State Variations” for information about availability in your state.

Premium and Other Taxes

We reserve the right to deduct from the Purchase Payment or Account Value any taxes relating to the Contract paid by us to any government entity (including, but not limited to, premium taxes, additional taxes, and maintenance taxes on insurers, Federal, state and local withholding of income, estate, inheritance, or other taxes required by law from annuity Purchase Payments, and any new or increased taxes on insurers or annuity Purchase Payments that may be enacted into law).

Currently some state governments impose premium taxes, additional taxes, and maintenance taxes on insurers based on annuity Purchase Payments received or applied to an Annuity Payout Benefit. These taxes currently range from zero to 3.5% depending upon the jurisdiction and the tax qualification of the Contract. A federal premium tax has been proposed but not enacted. We may deduct any such premium or other taxes from the Purchase Payments or the Account Value at the time that the tax is imposed. We may also deduct any such tax not previously deducted from the Annuity Payout Value or Death Benefit Value.

We reserve the right to deduct from the Contract for any income taxes that we incur because of the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

Adjustment for Vested Gain or Loss

Before the end of a Term, if you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable, you will be subject to a Contract adjustment that locks in an Indexed Strategy’s Vested Gain or Loss. The purpose of this calculation is to shift any potential investment loss on the Company’s general account assets that support the indexed option guarantees from the Company to you when amounts are removed prematurely from an Indexed Strategy. Each day of a Term, the value of an Indexed Strategy includes the Vested Gain or Loss, if any, since the start of that Term. Vested Gain or Loss is calculated on the remaining Investment Base for that Term.

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The Vested Gain equals any positive Index Change since the start of the current Term (but not exceeding the Maximum Gain set for the Term) times the applicable Vesting Factor for that day times the remaining Investment Base for the current Term. The Vesting Factor varies depending on the day of the Term. It is 25% for any date within the first half of a Term, 50% for any date within the second half of a Term but before the final Market Day of that Term, and 100% on or after the final Market Day of a Term. Before the final Market Day of a Term, the Vested Gain will always be less than the corresponding positive Index Change, and will always be less than the Maximum Gain for a given Indexed Strategy.

The Vested Loss equals any negative Index Change since the start of the current Term (after taking into account either the Maximum Loss for each Term or the Buffer, as applicable) times the remaining Investment Base for the current Term. You could lose up to 10% of your investment in a Growth/-10% Floor Strategy due to the Vested Loss. Because the 10% Buffer in a Buffer Strategy is prorated over the Term, you could lose more than 90% of your investment in a Buffer Strategy. This also means that if losses apply when amounts are removed from an Indexed Strategy, such losses would be higher earlier in the Term when a lower percentage of the prorated Buffer is applicable. This loss will be greater if you also have to pay an Early Withdrawal Charge, taxes and, if before age 59 1/2, you are subject to a penalty tax. In extreme circumstances, a Buffer strategy could have practically no value before the end of a Term due to the Vested Loss, meaning that you would lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable. For example, if you allocate $100,000 to an investment option with a 1-year Term and Surrender the Contract near the start of the Term, you could lose up to $100,000 of your investment.

You may access Vested Gain or Loss information for the Indexed Strategies as of the previous day’s Market Close by calling 1-800-789-6771 or by accessing your account online at www.massmutualascend.com. This value can fluctuate daily, and the current value quoted may differ from the actual value calculated at the time of any transaction.

See “Contract Adjustments” in the Statement of Additional Information for more details, including examples illustrating the operation of the adjustment for Vested Gain or Loss.

PURCHASING THE CONTRACT

You purchased your Contract through a registered representative of a broker-dealer that has a selling agreement with our affiliated underwriter, MM Ascend Life Investor Services, LLC.

Any Owner or Annuitant must have been age 80 or younger on the Contract Effective Date. To determine eligibility, we used the person’s age on his/her last birthday. We made any exceptions with respect to the maximum issue age in our discretion.

The Contract was not available in all states. Your broker-dealer may have imposed conditions on the purchase of the Contract, such as a lower maximum issue age, than we or other selling firms impose. In addition, Selling Broker-Dealers may not have made certain Indexed Strategies readily available. If you have any questions, you should contact your Selling Agent or his or her Selling Broker Dealer.

Purchase Payments

The Contract is a modified single premium annuity contract. You could only make Purchase Payments during the first two months after the Contract Effective Date.

Each Purchase Payment was held in the Purchase Payment Account until it was applied to a Crediting Strategy on a Strategy Application Date. It was credited with interest daily at the annual effective rate set out in your Contract. The Purchase Payment Account was reduced by each withdrawal and related Early Withdrawal Charge taken from the Purchase Payment Account. On each Strategy Application Date, we applied the then current balance of the Purchase Payment Account to the Crediting Strategies you selected.

Unforeseen Processing Delays

We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate values under your Contract, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

A processing delay will not affect the effective date as of which we process transactions, including orders from contract owners, the date that a Term begins or ends, or the values used to process the transaction.

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Right to Cancel (Free Look)

You had a limited period after the Contract Effective Date to cancel your Contract without an Early Withdrawal Charge. That period was generally 20 to 30 days after the date you received it. This is known as a “free look.” The right to cancel period may have been longer in some states.

INITIAL STRATEGY SELECTIONS

You made your initial selection of Crediting Strategies in your purchase application. Your initial selection is set out in your Contract Specifications. It applied to your initial Purchase Payment. It also applied to each subsequent Purchase Payment unless you made a Request in Good Order to change your selection before the Strategy Application Date that applies to that Purchase Payment.

STRATEGY RENEWAL AND REALLOCATIONS AT TERM END

Renewals

At the end of each Term of a given Crediting Strategy, we will apply the ending value of that Strategy to a new Term of that same Strategy. The amount applied to a new Term of the same Strategy will not include any amount that is moved to a different Strategy as part of a reallocation at the Term end.

Reallocations

At the end of a Term, you may reallocate the ending values of the Crediting Strategies for that Term among the available Strategies. You can only reallocate amounts from one Crediting Strategy to another at the end of the Term for which such amount is being held. You cannot make a reallocation at any other time.

We will send you written notice at least 30 days before the end of a Term to provide you with the opportunity to make a reallocation. We must receive your Request in Good Order for a reallocation on or before the last Market Close of the Term. For example, if the end of a Term falls on a weekend, we must receive your request on or before the last Market Close before that weekend.

Reallocations must be in whole percentages that total 100%. We reserve the right to round amounts up or down to make whole percentages, and to reduce or increase amounts proportionally in order to total 100%.

Any renewal or reallocation will be subject to Strategy availability, minimums and maximums. Currently there are no limitations on the amounts that may be applied to a Crediting Strategy. We may establish minimum and maximum amounts or percentages that may be applied to a given Crediting Strategy for any future Term in our discretion. We will notify you of any such minimum or maximum.

The new Term of each Strategy is subject to the Declared Rate or Maximum Gain in effect for that Strategy for that new Term. For example, the Declared Rate for a new Term of the Declared Rate Strategy may be different than the Declared Rate for the Term that is ending. Likewise, the Maximum Gain for an Indexed Strategy for a new Term may be different than the Maximum Gain for that Indexed Strategy for the Term that is ending.

Availability of Strategies

At the end of a Term, we may eliminate a particular Strategy in our discretion. We will send you a written notice at least 30 days before the end of each Term with information about the Strategies that will be available for the next Term. At least 10 days before the next Term starts, we will post the Declared Rate and the Maximum Gains that will apply for that next Term on our website (https://www.massmutualascend.com/index-frontier-7). The Previous Notice Methods section of this prospectus describes a different process used to provide notice of the Declared Rate and the Maximum Gains that will apply to contracts issued prior to May 1, 2019.

We are not obligated to offer the Declared Rate Strategy or any one particular Indexed Strategy. At the end of a Term, we can add or stop offering any Strategy at our discretion. For example, we could stop offering Growth/-10% Floor Strategies after the first seven Contract Years. We may limit the availability of a Strategy for a Term that would extend beyond the Annuity Payout Initiation Date. All Strategies may not be available in all states.

One Indexed Strategy will always be available. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%. Unlike a Declared Rate Strategy, no earnings are guaranteed for an Indexed Strategy.

If we add or stop offering a Strategy at the end of a Term, we will send you a notification. If funds are held in a Strategy that will no longer be available after the end of a Term, the funds will remain in that Strategy until the end of that Term.

If you have allocated money to an Indexed Strategy and that Indexed Strategy will not be available for the next Term, then the Bailout Right will apply. In this case, you may withdraw money from that Indexed Strategy at the end of the current Term without incurring an Early Withdrawal Charge, or you may reallocate amounts to another Strategy. If you have allocated money to the Declared Rate Strategy and it will not be available for the next Term, the Bailout Right will not apply.

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Reallocations to Default Strategies

At the end of a Term, to the extent any amount cannot be applied to a given Crediting Strategy for the next Term because that Strategy is no longer available or the amount is under the minimum or over the maximum for that Strategy for the new Term, if you do not withdraw the funds pursuant to your Bailout Right or reallocate them to another Index Strategy, then we will reallocate the amount to a default Strategy.

Here are the rules that will apply to reallocations to a default Strategy.

•	We will reallocate to the Declared Rate Strategy.

•	If no Declared Rate Strategy is available, then we will designate an Indexed Strategy that has a Maximum Loss of 0% and we will reallocate to that designated Strategy.

If the amount to be applied exceeds the maximum, then the default reallocation rules will apply only to the excess amount. For example, if the maximum amount for a Crediting Strategy is $50,000 and the amount to be applied is $54,000, then the default reallocation rules will apply only to the excess $4,000.

Surrender or Withdrawal at Term End

At the end of a Term, you may choose to Surrender your Contract or to take a withdrawal from your Contract. You may do so for any reason, including dissatisfaction with the available Indexed Strategies. An Early Withdrawal Charge may apply. In addition, there may be tax consequences if you Surrender your Contract or take a withdrawal. You should seek advice on tax questions based on your particular circumstances from a tax advisor.

Contract values calculated at the end of a Term will reflect the applicable Strategy values and any Early Withdrawal Charge that applies upon Surrender or to your withdrawal.

DECLARED RATE STRATEGY

Note: The Declared Rate Strategy is not available for Contracts issued in Missouri.

The Declared Rate Strategy is credited with interest daily that results in an effective yield equal to the Declared Rate with annual compounding.

Information regarding the features of the Declared Rate Strategy, including its term and its minimum guaranteed interest rate, is available in an appendix to the prospectus. See “Appendix A: Investment Options Available Under the Contract”.

Declared Rates

We will set the Declared Rate for a Term before that Term starts. It is guaranteed for the entire Term. Each Term of the Declared Rate Strategy may have a different Declared Rate. For a Term, different rates may apply with respect to amounts attributable to Purchase Payments received on different dates.

At least 10 days before the next Term starts, we will post the Declared Rate that will apply to the Declared Rate Strategy for that next Term on our website (https://www.massmutualascend.com/index-frontier-7). You should consider this renewal information before finalizing your renewal or reallocation decision. The Previous Notice Methods section of this prospectus describes a different process used to provide notice of the Declared Rate that will apply to Contracts issued prior to May 1, 2019.

In any event, the Declared Rate for a Term will never be less than the guaranteed minimum interest rate from 1.0% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract.

Term

Each Term of the Declared Rate Strategy is one year long and will start and end on a Strategy Application Date. A new Term will start at the end of the preceding Term.

If you made only one Purchase Payment or you made all of your Purchase Payments before the initial Strategy Application Date, then each Term of the Declared Rate Strategy will end on the same date in any given year. If you made a Purchase Payment after the initial Strategy Application Date, then your Purchase Payments will be applied to the Crediting Strategies on different Strategy Application Dates. In this case, the Declared Rate Strategy will have Terms that end on different dates in any given year.

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Examples. These examples show how a Contract with multiple Purchase Payments may have Terms that end on different dates.

•

You made your initial Purchase Payment on March 10, 2024, and another Purchase Payment on March 17, 2024. You allocated both payments to the Declared Rate Strategy and both payments were applied on March 20, 2024. Each Term of the Declared Rate Strategy will start and end on March 20.

•

You made your initial Purchase Payment on May 2, 2024, and another Purchase Payment on June 14, 2024. You allocated both payments to the Declared Rate Strategy. Your initial Purchase Payment was applied on May 6, 2024, and the other Purchase Payment was applied on June 20, 2024. The Declared Rate Strategy will have Terms that start and end on May 6 and other Terms that start and end on June 20.

Declared Rate Strategy Value

The value of the Declared Rate Strategy is equal to:

•	the amounts applied to the Strategy at the start of the current Term; minus

•	each withdrawal and related Early Withdrawal Charge taken from the Strategy during the current Term; plus

•	interest that we have credited on the balances in the Strategy for the current Term.

The rise or fall of an Index does not affect the value of the Declared Rate Strategy. A withdrawal from the Declared Rate Strategy reduces the Declared Rate Strategy value by an amount equal to the withdrawal.

INDEXED STRATEGIES

The Indexed Strategies provide positive or negative returns that are based, in part, upon changes in the value of an Index. The Indexed Strategies do not earn interest, but the value of each Indexed Strategy is adjusted for gains or losses based on the performance of the Index. An investment in an Indexed Strategy is not an investment in the Index or in any Index fund. You could lose a significant amount of money if the Index declines in value. If amounts are removed from an Indexed Strategy before the end of the Term, you could lose a significant amount of money due to adjustments for Vested Gain or Loss.

Each Indexed Strategy has a Maximum Gain for each Term. We will set a new Maximum Gain for each Indexed Strategy prior to the start of each Term. In general, the Maximum Gain for a Growth Strategy will be higher than the Maximum Gain for a Conserve Strategy using the same Index, and the Maximum Gain for a Buffer Strategy will be higher than the Maximum Gain for a Growth Strategy using the same Index. The Maximum Gain for an Indexed Strategy will never be lower than 1%.

Each Conserve Strategy and Growth Strategy has a Maximum Loss for each Term.

•	The Maximum Loss for each Term of a Conserve Strategy is 0%.

•	The Maximum Loss for each Term of a Growth Strategy is a loss of 10%.

Each Buffer Strategy has a Buffer for each Term.

•	The Buffer at the end of each Term is 10%. Before the end of each Term, the Buffer is calculated daily as a prorated share of the annual 10% Buffer.

Changes in the value of an Indexed Strategy reflect the change in the applicable Index Value since the start of the applicable Term, the Maximum Gain we set for that Indexed Strategy for that Term, the applicable Vesting Factor, and the applicable Buffer or Maximum Loss for that Indexed Strategy. If you select a Growth Strategy or a Buffer Strategy, then each Term it is possible for you to lose a portion of your Purchase Payment(s) and any earnings allocated to that Indexed Strategy.

See “Vested Gains and Losses” section below for additional details.

The Indexed Strategies that are currently available are listed below. You may allocate your funds to any of the Indexed Strategies, subject to the procedures disclosed in this prospectus.

Conserve/0% Floor Strategies	Index	Maximum Loss/Floor of 0%
S&P 500 0% Floor	S&P 500® Index	If you allocate money at the start of a Term to a Conserve Strategy, you cannot lose that money during the Term due to a negative change in the Index.
SPDR Gold Shares 0% Floor	SPDR® Gold Shares ETF
iShares U.S. Real Estate 0% Floor	iShares U.S. Real Estate ETF
iShares MSCI EAFE 0% Floor	iShares MSCI EAFE ETF

Growth/-10% Floor Strategies	Index	Maximum Loss/Floor of 10%
S&P 500 -10% Floor	S&P 500® Index	If you allocate money at the start of a Term to a Growth Strategy, you can lose up to 10% of that money during the Term due to a negative change in the Index.
SPDR Gold Shares -10% Floor	SPDR® Gold Shares ETF
iShares U.S. Real Estate -10% Floor	iShares U.S. Real Estate ETF
iShares MSCI EAFE -10% Floor	iShares MSCI EAFE ETF

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10% Buffer Strategy	Index	End of Term Buffer of 10%
S&P 500 10% Buffer	S&P 500® Index	If you allocate money at the start of a Term to a Buffer Strategy, at the end of the Term you can lose up to 90% of that money due to a negative change in the Index. At the end of the Term, 10% of the money you allocated is protected from loss. You can lose more than 90% of that money if you withdraw it before the end of the Term.

Note: The S&P 500 Buffer strategy is not available for Contracts issued prior to May 2020.

An Early Withdrawal Charge may apply if you take a withdrawal during the first seven Contract Years. That charge will reduce Strategy values, including the value of a Conserve/0% Floor Strategy.

Information regarding the features of each currently offered Indexed Strategy, including (i) its name, (ii) its type, (iii) its Term, (iv) its current Maximum Loss or Buffer, and (v) its minimum Maximum Gain, is available in an appendix to the prospectus. See “Appendix A: Investment Options Available Under the Contract”.

The following examples illustrate how we calculate Strategy values under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

Conserve / 0% Floor Strategy

Here are the formulas that we use to calculate the Strategy value at the end of a Term of a Conserve / 0% Floor Strategy.

•	Strategy value at end of Term = remaining Investment Base + Vested Gain or Loss

•	Vested Gain or Loss = remaining Investment Base x Vested Gain or Loss Percentage

•	Vested Gain Percentage = Index Change limited by Maximum Gain (Cap) x Vesting Factor

•	Vested Loss Percentage = Index Change limited by Maximum Loss (Floor)

Example. At the beginning of a Term, you allocate $100,000 to a -10% Floor with Cap Strategy and the Maximum Gain / Cap for the Term is 9%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. Because it is the end of a Term, the Vesting Factor is 100%.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Index Change	+16%	-16%
Index Change Limited by Cap or Floor	+9% (16% > 9% Cap)	0% (-16% < 0%)
Vesting Factor at Term End	100%	n/a
Vested Gain or Loss as a Percentage	+9% (100% of +9%)	0%
Remaining Investment Base	$100,000	$100,000
Vested Gain or Loss in Dollars	+$9,000	$0
Strategy Value at Term End	$109,000	$100,000

Growth / -10% Floor Strategy

Here are the formulas that we use to calculate the Strategy value at the end of a Term of a Growth / -10% Floor Strategy.

•	Strategy value at end of Term = remaining Investment Base + Vested Gain or Loss

•	Vested Gain or Loss = remaining Investment Base x Vested Gain or Loss Percentage

•	Vested Gain Percentage = Index Change limited by Maximum Gain (Cap) x Vesting Factor

•	Vested Loss Percentage = Index Change limited by Maximum Loss (Floor)

Example. At the beginning of a Term, you allocate $100,000 to a -10% Floor with Cap Strategy and the Maximum Gain for the Term is 14%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. Because it is the end of a Term, the Vesting Factor is 100%.

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	At Final Market Close of Term	At Final Market Close of Term
Assumed Index Change	+16%	-16%
Index Change Limited by Cap or Floor	+14% (16% > 14% Cap)	-10% (-16% < -10%)
Vesting Factor at Term End	100%	n/a
Vested Gain or Loss as a Percentage	+14% (100% of +14%)	-10%
Remaining Investment Base	$100,000	$100,000
Vested Gain or Loss in Dollars	+$14,000	-$10,000
Strategy Value at Term End	$114,000	$90,000

10% Buffer Strategy

Here are the formulas that we use to calculate the Strategy value at the end of a Buffer Strategy

•	Strategy value at end of Term = remaining Investment Base + Vested Gain or Loss

•	Vested Gain or Loss = remaining Investment Base x Vested Gain or Loss Percentage

•	Vested Gain Percentage = Index Change limited by Maximum Gain (Cap) x Vesting Factor

•	Vested Loss Percentage = Index Change that exceeds the Buffer

Example. At the beginning of a Term, you allocate $100,000 to a Buffer Strategy and the Maximum Gain for the Term is 20%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. Because it is the end of a Term, the Vesting Factor is 100% and the Buffer is 10%.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Index Change	+16%	-16%
Index Change Limited by Cap or Buffer	+16% (16% < 20% Cap)	-6% (-16% - -10%)
Vesting Factor at Term End	100%	n/a
Vested Gain or Loss as a Percentage	+16% (100% of +16%)	-6%
Remaining Investment Base	$100,000	$100,000
Vested Gain or Loss in Dollars	+$16,000	-$6,000
Strategy Value at Term End	$116,000	$94,000

For more information on how we calculate Indexed Strategy values, see “Indexed Strategy Value” below.

Term

Each Term of an Indexed Strategy is one year long and will start and end on a Strategy Application Date. A new Term will start at the end of the preceding Term. An adjustment will be made based on the Vested Gain or Loss of an Indexed Strategy if, before the final Market Close of a Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable. See “Indexed Strategy Value” and “Vested Gains and Losses” below.

If you made only one Purchase Payment or you made all of your Purchase Payments before the initial Strategy Application Date, then each Term of each Indexed Strategy will end on the same date in any given year. If you made a Purchase Payment after the initial Strategy Application Date, then your Purchase Payments were applied to the Crediting Strategies on different Strategy Application Dates. In this case, an Indexed Strategy may have Terms that end on different dates in any given year.

Examples. These examples show how a Contract with multiple Purchase Payments may have Terms that end on different dates.

•

You made your initial Purchase Payment on March 10, 2024, and another Purchase Payment on March 17, 2024. You allocated both payments to the same Indexed Strategy and both payments were applied on March 20, 2024. Each Term of that Indexed Strategy will start and end on March 20.

•

You made your initial Purchase Payment on May 2, 2024, and another Purchase Payment on June 14, 2024. You allocated both payments to the same Indexed Strategy. Your initial Purchase Payment was applied on May 6, 2024, and the other Purchase Payment was applied on June 20, 2024. That Indexed Strategy will have Terms that start and end on May 6 and other Terms that start and end on June 20.

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Indexed Strategy Value

The value of an Indexed Strategy is equal to:

•	the Investment Base for that Term, which is the amount applied to the Strategy at the start of the current Term; minus

•	the portion of that Investment Base that is taken from the Strategy to pay for each withdrawal and related Early Withdrawal Charge during the current Term; and plus or minus

•	the Vested Gain or Loss for that Term on the remaining portion of the Investment Base.

The portion of the Investment Base that is taken from an Indexed Strategy to pay for a withdrawal and any related Early Withdrawal Charge is proportional to the reduction in the value of the Indexed Strategy for the withdrawal and any related charge. This means that we calculate the percentage of Strategy value that is being withdrawn and we reduce the Investment Base by the same percentage.

•	A withdrawal and any related charge will reduce the value of an Indexed Strategy by an amount equal to the withdrawal and any charge.

•

But the reduction in the Investment Base to pay for a withdrawal and any related charge is proportional to the reduction in the value of the Indexed Strategy. For example, if the withdrawal and any related charge reduces the value of an Indexed Strategy by 15%, then it will reduce the Investment Base by 15%.

•

If there is a Vested Gain, then the portion of the Investment Base taken will be less than the withdrawal and any related charge. With a Vested Gain, the Indexed Strategy value will be higher than the Investment Base. For example, a 15% reduction in the Investment Base will be less than a 15% reduction in the Strategy value.

•

If there is a Vested Loss, then the portion of the Investment Base taken will be greater than the withdrawal and any related charge. With a Vested Loss, the Investment Base will be higher than Indexed Strategy value. For example, a 15% reduction in the Investment Base will be greater than a 15% reduction in the Strategy value.

Here are the formulas that we use to calculate a proportional reduction in the Investment Base for a withdrawal and the remaining Investment Base.

Percentage reduction in Strategy value = withdrawal plus any related Early Withdrawal Charge / Strategy value immediately before the withdrawal

Proportionate reduction in Investment Base = Investment Base immediately before the withdrawal x percentage reduction in Strategy value

Remaining Investment Base = Investment Base immediately before the withdrawal - reduction in Investment Base

Examples. You allocate $5,000 to an Indexed Strategy at the start of a Term. This means the Investment Base for the Term is $5,000. You take a $1,000 withdrawal and that amount includes the amount needed to pay any related Early Withdrawal Charge that applies to the withdrawal.

Assume at the time of your withdrawal that you have a Vested Gain of 5%.

•	The Vested Gain is equal to $250 ($5,000 x 0.05).

•	The Strategy value on the withdrawal date is $5,250 ($5,000 + $250).

•	The withdrawal (including any related Early Withdrawal Charge) reduces the Strategy value by $1,000.

•	The Strategy value after the withdrawal is $4,250 ($5,250 - $1,000).

•	The percentage reduction in the Strategy value is 19.05% ($1,000 / $5,250).

•	The proportionate reduction in the Investment Base is $952 ($5,000 x 0.1905).

•	The remaining Investment Base is $4,048 ($5,000 - $952).

•

Due to the Vested Gain, the proportionate reduction in the Investment Base ($952) is less than the withdrawal and related charge ($1,000). This means, after the withdrawal, the Investment Base is $4,048 rather than $4,000.

Assume at the time of your withdrawal that you have a Vested Loss of 10%.

•	The Vested Loss is equal to $500 ($5,000 x 0.10).

•	The Strategy value on the withdrawal date is $4,500 ($5,000 - $500).

•	The withdrawal (including any related Early Withdrawal Charge) reduces the Strategy value by $1,000.

•	The Strategy value after the withdrawal is $3,500 ($4,500 - $1,000).

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•	The percentage reduction in the Strategy value is 22.22% ($1,000 / $4,500).

•	The proportionate reduction in the Investment Base is $1,111 ($5,000 x 0.2222).

•	The remaining Investment Base is $3,889 ($5,000 - $1,111).

•

Due to the Vested Loss, the proportionate reduction in the Investment Base ($1,111) is greater than the withdrawal and related charge ($1,000). This means, after the withdrawal, the Investment Base is $3,889 rather than $4,000.

Vested Gains and Losses

Overview

Each day of a Term, the value of an Indexed Strategy includes the Vested Gain or Loss, if any, since the start of that Term. Vested Gain or Loss is calculated on the remaining Investment Base for that Term.

Here is the formula that we use to calculate the amount of the Vested Gain or Loss.

Amount of Vested Gain or Loss = remaining Investment Base x Vested Gain or Loss percentage

Example. At the beginning of a Term in Contract Year 10, your entire Account Value of $100,000 is allocated to a Growth/-10% Floor Strategy. You do not take any withdrawals during that Term. You Surrender your Contract at the end of that Term. No Early Withdrawal Charge applies to a Surrender in Contract Year 10.

•	If the Vested Gain is 4%, then the Strategy value includes a $4,000 Vested Gain ($100,000 x 0.04). The amount payable upon Surrender will be $104,000 ($100,000 + $4,000).

•	If the Vested Loss is 3%, then the Strategy value includes a $3,000 Vested Loss ($100,000 x 0.03). The amount payable upon Surrender will be $97,000 ($100,000 - $3,000).

If in this example your Surrender occurs in Contract Year 4 instead, when a 5% Early Withdrawal Charge applies, the amount payable upon Surrender is reduced by applicable Early Withdrawal Charges. For this example, we assume that the Account Value was $100,000 on the most recent Contract Anniversary.

•

If the Vested Gain is 4%, then the amount payable is reduced by Early Withdrawal Charges of $4,700, calculated as 5% of the Strategy Value minus the Free Withdrawal Allowance (5% x ($104,000 – ($100,000 x 10%))). The amount payable upon Surrender will be $99,300 ($104,000 - $4,700).

•

If the Vested Loss is 3%, then the amount payable is reduced by Early Withdrawal Charges of $4,350, calculated as 5% of the Strategy Value minus the Free Withdrawal Allowance (5% x ($97,000 – ($100,000 x 10%))). The amount payable upon Surrender will be $92,650 ($97,000 - $4,350).

Index Change. Before we can calculate the Vested Gain or Loss since the start of a Term, we must determine the Index Change since the start of that Term. The Index Change is the increase or decrease in the applicable Index Value. This increase or decrease is expressed as a percentage of the applicable Index Value at the start of that Term. It is measured from the Index Value at the start of that Term to the Index Value at the last Market Close on or before the date the Index Change is determined.

Example. The Index Value was 1000 at the start of a Term.

•	If the Index Value at the applicable Market Close is 1065, then there is a positive Index Change of 6.5% ((1065 - 1000) / 1000).

•	If the Index Value at the applicable Market Close is 925, then there is a negative Index Change of 7.5% ((925 - 1000) / 1000).

Index Values. Index Values are determined at each Market Close. An Index Value at the start of a Term is its value at the last Market Close on or before the first day of that Term. An Index Value at the end of a Term is its value at the Market Close on the last Market Day of that Term. We will use consistent sources to obtain the closing values of an Index. We currently obtain the closing values for the S&P 500 Index and the SPDR Gold Shares ETF from S&P Dow Jones Indices LLC and the closing values for the iShares MSCI EAFE ETF and the iShares U.S. Real Estate ETF from BlackRock, Inc. If those sources are no longer available, we will select an alternative published source(s) to obtain such values.

Market Close. A Market Close is the close of the regular or core trading session on the market used to measure an Index Change for a given Indexed Strategy.

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Market Day. A Market Day is each day that all markets that are used to measure Index Changes for available Indexed Strategies are open for regular trading.

Vested Gain

The Vested Gain is the portion of any positive Index Change that is taken into account when determining the value of an Indexed Strategy. Here is the formula that we use to calculate a Vested Gain for any day of a Term.

Vested Gain = any positive Index Change since the start of the current Term (but not exceeding the Maximum Gain set for the Term) x applicable Vesting Factor for that day x remaining Investment Base for the current Term

Maximum Gain. The Maximum Gain for an Indexed Strategy is the largest positive Index Change for a Term that is taken into account to determine the Vested Gain for that Indexed Strategy for that Term. For example, if the Maximum Gain for a Term is 5% and the Index Change at the end of that Term is positive 8%, then the Vested Gain for that Term is 5%.

•	The Maximum Gain will vary between Indexed Strategies.

•	The Maximum Gain for a given Indexed Strategy will vary between Terms.

•	We guarantee that the Maximum Gain for a Term of an Indexed Strategy will never be less than 1%.

•	For each Term, your return on an Indexed Strategy may be less than any positive Index Change over that Term.

•	For each Term, your return on an Indexed Strategy may be less than the Maximum Gain.

We set the Maximum Gain for each Indexed Strategy based on the cost of hedging, interest rates, and other market factors, and the Purchase Payments received for a Contract. In general, the Maximum Gain we set for a Growth/-10% Floor Strategy will be higher than the Maximum Gain we set for the corresponding Conserve/0% Floor Strategy, and the Maximum Gain for a 10% Buffer Strategy will be higher than the Maximum Gain for the corresponding Growth Strategy. Likewise, we may set Maximum Gains for Contracts with larger Purchase Payments that are higher than Maximum Gains for Contracts with smaller Purchase Payments.

We will send you a written notice at least 30 days before the end of each Term with information about the Indexed Strategies that will be available for the next Term.

Maximum Gain for Terms. At least 10 days before the next Term starts, we will post the Maximum Gain that will apply to an Indexed Strategy for that next Term on our website (https://www.massmutualascend.com/index-frontier-7). The Previous Notice Methods section of this prospectus describes a different process used to provide notice of the Maximum Gain for each Indexed Strategy that will apply to Contracts issued prior to May 1, 2019.

Because we can change the Maximum Gain that applies to an Indexed Strategy, the Contract has a Bailout Right that allows you to take a withdrawal without incurring an Early Withdrawal Charge under certain circumstances. See the Bailout Right discussion in the Early Withdrawal Charge section below.

Vesting Factor. The Vesting Factor varies depending on the day of the Term for which the Vested Gain is calculated. A Vesting Factor limits the portion of a positive Index Change that is taken into account when calculating the Vested Gain for a given Indexed Strategy for a given Term.

Vesting Factor
Dates within first six months of a Term	25%
Dates within the final six months of a Term but before the final Market Day of that Term	50%
On the final Market Day of a Term	100%

A Market Day is each day that all markets that are used to measure Index Changes for available Indexes Strategies are open for regular trading.

Months are measured from the first day of the Term. For example, if a Term starts on January 20, the final six months of that Term will begin on July 20.

If any date in a Term is after the final Market Day of that Term, then a 100% Vesting Factor applies on that date when Vested Gain for that Term is calculated. For example, if a Term ends on a Monday when the markets are closed due to a holiday, then the final Market Day of that Term is the Friday before that holiday. If an automated transaction is scheduled for Saturday, then the 100% Vesting Factor applies to that transaction.

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Example. On the date of Surrender, your entire Account Value of $100,000 is allocated to the S&P 500 Growth/-10% Floor Strategy, which has a 12% Maximum Gain for the Term. You Surrender your Contract in month 9 of that Term, which means a Vesting Factor of 50% applies. For this example, we assume that you did not take any withdrawals before you Surrender your Contract. Assume there is a positive Index Change of 15% at the date on which you Surrender your Contract. Because the Index Change exceeds the Maximum Gain, the Maximum Gain applies and limits the Index Change to 12%. As a result, the Vested Gain is 6% (12% x 0.50). The Investment Base on the date of Surrender is $100,000. The Vested Gain that applies upon Surrender will be $6,000 ($100,000 x 0.06) and the amount payable will be $106,000 minus any related Early Withdrawal Charge.

Vested Loss

The Vested Loss is the portion of any negative Index Change that is taken into account when determining the value of an Indexed Strategy. Here is the formula that we use to calculate a Vested Loss for any day of a Term.

Vested Loss = any negative Index Change since the start of the current Term (after taking into account either the Maximum Loss for each Term or the Buffer, as applicable) x remaining Investment Base for the current Term

Maximum Loss. The Maximum Loss for a Conserve/0% Floor Strategy or a Growth/-10% Floor Strategy is the most negative Index Change for a Term that is taken into account to determine the Vested Loss for that Indexed Strategy for that Term. For example, if the Maximum Loss for a Term is 10% and the negative Index Change at the end of that Term is 14%, then the Vested Loss for that Term is 10%.

•	The Maximum Loss for each Term of a Conserve Strategy is 0%. This means that the value of a Conserve Strategy will not decrease due to a negative Index Change.

•	The Maximum Loss for each Term of a Growth Strategy is a loss of 10%. This means that the value of a Growth Strategy will not decrease by more than 10% during a Term due to a negative Index Change.

•	The Maximum Loss will not vary depending on the day of the Term. This means that for a Growth Strategy, the Maximum Loss throughout the Term is 10%.

Buffer. The Buffer is the portion of a negative Index Change for a Term that is disregarded when determining a Vested Loss for a 10% Buffer Strategy. The Buffer varies depending on the day of the Term. The Buffer at the end of a Term is 10%. Before the end of the Term, the Buffer is calculated daily as a prorated share of the annual 10% Buffer. For example, when 40% of a Term has elapsed, the Buffer on that day equals 40% of the Buffer that would apply at the end of the Term. When 80% of a Term has elapsed, the Buffer on that day equals 80% of the Buffer that would apply at the end of the Term. As a result, a negative Index Change of 15% would produce different Vested Losses at the following junctures:

•	Day 146 of Term:

Days Remaining to last Market Day of Term: 219

Buffer: 10% x (365-219)/365 = 4%

Vested Loss: 15% - 4% = 11%

•	Day 292 of Term:

Days Remaining to last Market Day of Term: 73

Buffer: 10% x (365-73)/365 = 8%

Vested Loss: 15% - 8% = 7%

•	End of Term:

Buffer: 10%

Vested Loss: 15% -10% = 5%

We set the Maximum Loss or Buffer for each Indexed Strategy we offer at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors.

No Vesting Factor. A Vesting Factor does not apply when the Vested Loss is calculated. This means that all of the negative Index Change is taken into account when calculating the Vested Loss for a given Indexed Strategy for a given Term.

Example. On the date of Surrender, your entire Account Value of $100,000 is allocated to the S&P 500 Growth Strategy, which has a 10% Maximum Loss. You Surrender your Contract before the end of that Term. For this example, we assume that you did not take any withdrawals before you Surrender your Contract. Assume there is a negative Index Change of 12.5% on the day that you Surrender your Contract. Because the Index Change exceeds the Maximum Loss, the Maximum Loss applies and limits the Index Change to 10%. As a result, the Vested Loss is 10%. The Investment Base on the date of Surrender is $100,000. The Vested Loss that applies upon Surrender will be $10,000 ($100,000 x 0.10 = $10,000) and the amount payable will be $90,000 minus any related Early Withdrawal Charge.

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Effect of Vested Gains and Losses

Here is a summary of the effect of Vested Gains and Losses in various situations.

Vested Gain	A Vested Gain increases the Indexed Strategy value.	If you take a withdrawal, the Investment Base will be reduced by less than the actual amount of the withdrawal and any related Early Withdrawal Charge because of the Vested Gain.

Vested Loss	A Vested Loss reduces the Indexed Strategy value.	If you take a withdrawal, the Investment Base will be reduced by more than the actual amount of the withdrawal and any related Early Withdrawal Charge because of the Vested Loss.

Additional Information	Any change in an Indexed Strategy value will affect the Account Value, which is used to determine the Surrender Value, the Annuity Payout Value and the Death Benefit value.	If you take a withdrawal, you will receive the amount you requested and the Indexed Strategy value will be reduced by the amount of the withdrawal and any related Early Withdrawal Charge.

Asymmetrical Impact of Index Changes on Growth and Buffer Strategies Using the Same Index

A Growth/-10% Floor Strategy and a 10% Buffer Strategy that use the same Index will often perform differently over identical time periods. These divergent results are produced by variations in the methods used to calculate Vested Gains and Vested Losses for Growth Strategies and Buffer Strategies. You should consider these variations if you are choosing between a Growth Strategy and a Buffer Strategy, and whether either is consistent with your income needs and risk tolerance. Currently, the only Index used by both a Growth Strategy and a Buffer Strategy is the S&P 500 Index.

Vested Gain Variations

Vested Gains for Growth Strategies and Buffer Strategies are calculated using the same formula, but that formula can produce different results when different Maximum Gains are applied. The Maximum Gain for a Buffer Strategy generally will be higher than the Maximum Gain for a Growth Strategy that uses the same Index. This is because the maximum amount of money you can lose is larger for a Buffer Strategy than a Growth Strategy.

For example, if we set a 12% Maximum Gain for the S&P 500 Growth Strategy and a 14% Maximum Gain for the S&P 500 Buffer Strategy, then the Vested Gains for identical investments in these two strategies would be the same over any period that the Index Value increased up to 12%, but would diverge over any period that the Index Value increased by more than 12%. During any such period, the Vested Gains for the Growth Strategy would be capped at 12%, while the Vested Gains for the Buffer Strategy may reach as high as 14%. As a result, it is possible for the Buffer Strategy to increase in value to a greater extent than the Growth Strategy.

Vested Loss Variations

The formulas used to calculate Vested Losses for Growth Strategies and Buffer Strategies are similar, except Vested Losses for a Growth Strategy are limited by a Maximum Loss, while Vested Losses for a Buffer Strategy are limited by a Buffer. The 10% Maximum Loss for a Growth Strategy does not change throughout the Term, which means that any negative Index Change between 0% and -10% is taken into account whenever Vested Loss is calculated. The amount of the Buffer for a Buffer Strategy increases each day during the course of each Term, culminating with a 10% Buffer at the end of each Term. This means that any a negative Index Change from 0 to -10% is disregarded when calculating Vested Loss at the end of the Term, but a smaller portion of a negative Index Change is disregarded when measuring a Vested Loss before the end of the Term.

The differences in the impact of negative Index Changes on a Growth Strategy and a Buffer Strategy using the same Index over the same Term depends on two variables: the size of the negative Index Change and the size of the Buffer on the date that the Vested Losses are measured.

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The following chart illustrates how changes to these two variables impact Vested Losses for a Growth Strategy and a Buffer Strategy using the same Index over the same Term:

	Impact of Negative Index Changes on Growth and Buffer Strategy Values Throughout Term
	Vested Loss on:
	Day 73 (20% of Term Elapsed)		Day 146 (40% of Term Elapsed)		Day 219 (60% of Term Elapsed)		Day 292 (80% of Term Elapsed)		End of Term (100% of Term Elapsed)
Index Change	Growth Strategy	Buffer Strategy 2% Buffer	Growth Strategy	Buffer Strategy 4% Buffer	Growth Strategy	Buffer Strategy 6% Buffer	Growth Strategy	Buffer Strategy 8% Buffer	Growth Strategy	Buffer Strategy 10% Buffer
0%	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
-2%	-2%	0%	-2%	0%	-2%	0%	-2%	0%	-2%	0%
-4%	-4%	-2%	-4%	0%	-4%	0%	-4%	0%	-4%	0%
-6%	-6%	-4%	-6%	-2%	-6%	0%	-6%	0%	-6%	0%
-8%	-8%	-6%	-8%	-4%	-8%	-2%	-8%	0%	-8%	0%
-10%	-10%	-8%	-10%	-6%	-10%	-4%	-10%	-2%	-10%	0%
-12%	-10%	-10%	-10%	-8%	-10%	-6%	-10%	-4%	-10%	-2%
-14%	-10%	-12%	-10%	-10%	-10%	-8%	-10%	-6%	-10%	-4%
-16%	-10%	-14%	-10%	-12%	-10%	-10%	-10%	-8%	-10%	-6%
-18%	-10%	-16%	-10%	-14%	-10%	-12%	-10%	-10%	-10%	-8%
-20%	-10%	-18%	-10%	-16%	-10%	-14%	-10%	-12%	-10%	-10%
-22%	-10%	-20%	-10%	-18%	-10%	-16%	-10%	-14%	-10%	-12%

In general, Growth Strategies are designed to protect against larger negative Index Changes, while Buffer Strategies are designed to protect against smaller negative Index Changes. When identical investments are made in a Growth Strategy and a Buffer Strategy using the same Index over the same Term, a negative change in the Index produces the following results:

•	a negative Index Change between 0% and -10%, measured on any day, would have a greater negative impact on the Growth Strategy

•	a negative Index Change between -10% and -20% could have a greater negative impact on either strategy, depending on the Index Change and the size of the Buffer on the day the Index Change is measured

•	a negative Index Change below -20%, measured on any day, would have a greater negative impact on the Buffer Strategy

See Appendix B: Examples - Impact of Withdrawals on Contract Values and Amounts Realized section below for examples that illustrate these concepts.

INDEXES

Any allocation to an Indexed Strategy does not represent an investment in an Index or in any securities or other assets included in an Index.

S&P 500 Index

The S&P 500® Index is designed to reflect the large-cap sector of the U.S. equity market and, due to its composition, it also represents the U.S. equity market in general. It includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The S&P 500 Index does not include dividends declared by any of the companies in this index. Consequently, any positive change in the Index over a Term will be lower than the total return on a direct investment in the stocks that comprise the S&P 500 Index. The S&P 500 Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual Ascend Life. Standard & Poor’s®, S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). MassMutual Ascend Life products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruption of the S&P 500 Index.

For more information, visit www.US.SPIndices.com.

SPDR Gold Shares ETF

The SPDR Gold Shares ETF represent units of beneficial interest in, and ownership of, the SPDR Gold Trust, an exchange traded fund that holds gold bullion. The investment objective of the trust is for the shares to reflect the performance of the price of gold bullion, less the trust’s expenses. The shares are designed to mirror as closely as possible the price of gold, and the value of the shares relates directly to the value of the gold held by the trust, less its liabilities. The value of the gold held by the trust is determined using the London Bullion Market Association (LBMA) Gold Price PM. The SPDR Gold Shares ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in gold bullion. The Gold Shares trade on the NYSE Arca under the symbol GLD. For more information, visit www.spdrgoldshares.com.

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iShares MSCI EAFE ETF

The iShares MSCI EAFE ETF is an exchange traded fund that seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada (MSCI EAFE Index). This underlying index includes stocks from Europe, Australasia, and the Far East. It may include large- or mid-capitalization companies. The components of the underlying index, and the degree to which these components represent certain industries and/or countries, are likely to change over time. The fund’s adviser uses an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The iShares MSCI EAFE ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The fund’s shares trade on the NYSE Arca under the symbol EFA.

The iShares MSCI EAFE ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares MSCI EAFE ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions, or use of the iShares MSCI EAFE ETF or any data related thereto.

iShares U.S. Real Estate ETF

The iShares U.S. Real Estate ETF is an exchange traded fund that seeks to track the investment results of an index composed of U.S. equities in the real estate sector (Dow Jones U.S. Real Estate Index). This underlying index may include large-, mid- or small-capitalization companies. A significant portion of the underlying index is represented by real estate investment trusts (REITs), but the components are likely to change over time. The fund’s adviser uses an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The iShares U.S. Real Estate ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The fund’s shares trade on the NYSE Arca under the symbol IYR.

The iShares U.S. Real Estate ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares U.S. Real Estate ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions or use of the iShares U.S. Real Estate ETF or any data related thereto.

Additional Index information, including disclaimers, may be found in Appendix E.

Historical Index Returns

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% Buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Indexed Strategy. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and Maximum Gain and Maximum Loss or Buffer than the Indexed Strategy does, and does not reflect Contract charges and adjustments, including Early Withdrawal Charges and adjustments for Vested Gain or Loss, which reduce performance.

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*

The S&P 500 Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

*	The SPDR Gold Shares ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in gold bullion.

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*

The iShares MSCI EAFE ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in the securities composing the Index.

*

The iShares U.S. Real Estate ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in the securities composing the Index.

Index Replacement

We may replace an Index if it is discontinued or we are no longer able to use it, its calculation changes substantially, or we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive. We may do so at the end of a Term or during a Term. We will notify you in writing at least 30 days before we replace an Index.

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We would attempt to choose a replacement Index that is similar to the old Index. To determine if a new Index is similar, we will consider factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity.

If we replace an Index during a Term, we will calculate Vested Gains and Losses using the old Index up until the replacement date. After the replacement date, we will calculate Vested Gains and Losses using the new Index, but with a modified start of Term value for the new Index. The modified start of Term value for the new Index will reflect the Index Change for the old Index from the start of the Term to the replacement date.

If we replace an Index, the applicable Maximum Gain and Bailout Trigger for the Term, the applicable Maximum Loss or Buffer, and the Vesting Factors will not change.

Example. This example is intended to show how we would calculate Vested Gain or Loss on any day during a Term if we have replaced an Index during the Term. This example assumes: (1) you allocate $50,000 to a Growth/-10% Floor Strategy; and (2) the replacement is made on day 90 of the Term. To simplify the example, we assume that you take no withdrawals during the Term.

Index Change on Replacement Date for Old Index
Old Index Value at Term Start	1000
Old Index Value on Replacement Date	1050
Old Index Change on Replacement Date	(1050 - 1000) / 1,000 = 5%

The 5% Index Change on the Replacement Date is then used to calculate the modified start of Term value for the new Index.

Modified Start of Term Value for New Index
Old Index Change on Replacement Date	5%
New Index Value on Replacement Date	1785
Modified Start of Term Value for New Index	1785 / (100% + 5%) = 1700

The modified start of Term value for the new Index is then used to calculate the Strategy value on any date after the replacement date, including the value at the Term end.

Strategy Value at Term End
Investment Base at Term Start	$50,000
Modified Start of Term Value for New Index	1700
Value of New Index at Term End	1853
Positive Index Change	(1853 - 1,700) / 1700) = 9%
Maximum Gain	Gain of 8%
Positive Index Change Limited by Maximum Gain	8%
Vesting Factor for Positive Index Change at Term End	100%
Vested Gain as a Percentage	8% x 100% = 8%
Vested Gain in Dollars	$50,000 x 8% = $4,000
Strategy Value at Term End	$50,000 + $4,000 = $54,000

ACCESSING YOUR CONTRACT VALUES

Cash Benefit

Surrender

You may Surrender your Contract at any time before the earlier of: (1) the Annuity Payout Initiation Date; or (2) a death for which a Death Benefit is payable. The right to Surrender may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

A Surrender must be made by a Request in Good Order. The amount paid upon Surrender is the Surrender Value. If you Surrender your Contract, the Contract terminates.

Withdrawals

You may take a withdrawal from your Contract at any time before the earliest of: (1) the Annuity Payout Initiation Date; (2) a death for which a Death Benefit is payable; or (3) the date that this Contract is Surrendered. The right to withdraw may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

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A withdrawal must be made by a Request in Good Order. The amount of any withdrawal must at least $500. If the withdrawal would reduce the Account Value to less than the minimum value of $5,000, we will treat the withdrawal request as a request to withdraw the maximum amount that may be taken without reducing your Account Value to less than $5,000.

We will withdraw funds from your Account Value as of the date on which we receive your Request in Good Order or any later specified effective date. Unless you instruct us otherwise by a Request in Good Order prior to the date of the withdrawal, a withdrawal will be taken in the following order:

•	first proportionally from funds that then qualify for a waiver of the Early Withdrawal Charge pursuant to the Bailout Right;

•	then proportionally from the Declared Rate Strategies having the shortest Term until all Declared Rate Strategies are exhausted; and

•	then proportionally from Indexed Strategies having the shortest Term.

Effect of Withdrawals

A withdrawal reduces the Account Value, which in turn reduces the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit.

If an Early Withdrawal Charge applies to your withdrawal, you will receive the amount that you requested, and your Account Value will be reduced by the amount you receive plus the amount needed to pay the Early Withdrawal Charge. A withdrawal from an Indexed Strategy other than at the end of a Term also reduces the Investment Base used to calculate the Vested Gain or Loss for the Term. The reduction in the Investment Base for a withdrawal and any related Early Withdrawal Charge is proportional to the reduction in the Account Value. See Vested Gains and Losses section above.

Automated Withdrawals

You may elect to withdraw money from your Contract under any automated withdrawal program that we offer. Your Account Value must be at least $10,000 in order to make an automated withdrawal election. The minimum amount of each automated withdrawal payment is $100. Automated withdrawals will be taken from the Purchase Payment Account and Strategies of your Contract in the same order as any other withdrawal.

Subject to the terms and conditions of the automated withdrawal program, you may begin or discontinue automated withdrawals at any time. You must give us at least 30 days’ notice to change any automated withdrawal instructions that are currently in place. Any request to begin, discontinue or change automated withdrawals must be a Request in Good Order. We reserve the right to discontinue offering automated withdrawals at any time.

Currently, we do not charge a fee to participate in an automated withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the automated withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing an automated withdrawal, you should consult with a financial advisor. Automated withdrawals are similar to starting Annuity Payout Benefit payments, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Contract.

•

Automated withdrawals during a Term from an Indexed Strategy will systematically reduce the Investment Base, which will reduce any subsequent increase in the Strategy value due to a rise in the applicable Index at the end of that Term. Such reductions could be significant.

•	Automated withdrawals will reduce the amount available under the Free Withdrawal Allowance.

•	Unless a waiver applies, an Early Withdrawal Charge may apply to an automated withdrawal during the first seven Contract Years.

•	Automated withdrawals could result in significant loss due to taxes and reduce your ability to take full advantage of any positive Index performance at the end of a Term.

Exchanges, Transfers, and Rollovers

An amount paid on a withdrawal or Surrender may be paid to or for another annuity or tax-qualified account in a tax-free exchange, transfer, or rollover to the extent allowed by federal tax law.

For detailed examples regarding the amount that may be available for withdrawal in different market environments, please refer to Appendix C.

Annuity Payout Benefit

Under the Contract you may receive regular Annuity Payout Benefit payments for the duration of the period that you select. Once Annuity Payout Benefit payments start, you can no longer Surrender the Contract or take a withdrawal, no Death Benefit will be payable under your Contract, and your Beneficiary designations will no longer apply. The amount payable after death, if any, is governed by the Payout Option you select.

The Annuity Payout Benefit is payable if the Annuity Payout Initiation Date is reached before the earlier of: (1) a death for which a Death Benefit is payable; or (2) the date that this Contract is Surrendered.

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Annuity Payout Benefit payments are subject to income tax to the extent that they represent Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of an Annuity Payout Benefit payment may also be subject to an additional 10% federal penalty tax.

Annuity Payout Initiation Date

The Annuity Payout Initiation Date is the first day of the first payment interval for which payment of the Annuity Payout Benefit is to be made. Annuity Payout Benefit payments are made at the end of each payment interval. This means that for annual payments, the first payment will be made one year after the Annuity Payout Initiation Date.

You may select the Annuity Payout Initiation Date by a Request in Good Order. We must receive your request before the last Market Close on or before the Annuity Payout Initiation Date you selected and at least 30 days before the first Annuity Payout Benefit payment is to be made.

•	The earliest Annuity Payout Initiation you may select is the first Contract Anniversary.

•

Unless we agree, the latest Annuity Payout Initiation Date you may select is the Contract Anniversary following your 95th birthday or the 95th birthday, of a joint owner, if earlier. If the Owner is not a human being such as a trust or a corporation, then the Annuity Payout Initiation Date may not be later than the Contract Anniversary following the 95th birthday of the eldest Annuitant, unless we agree.

The earliest permitted date and the latest permitted date for the Annuity Payout Initiation Date are set out in your Contract Specifications. The latest permitted date may change if an Owner changes.

If you do not select an Annuity Payout Initiation Date by the latest permitted date, we may select it for you. We will notify you in writing at least 45 days before the date we select. We will give you an opportunity to select an earlier date.

Annuity Payout Amount

The amount of each payment under the Annuity Payout Benefit is determined on the Annuity Payout Initiation Date based on the Annuity Payout value on that date, the Payout Option that applies, the payment interval, an assumed interest rate, and for life options, the life expectancy of the Annuitant.

The Annuity Payout Value is the amount that can be applied to the Annuity Payout Benefit is equal to: (1) the Account Value on the Annuity Payout Initiation Date; minus (2) premium tax or other taxes not previously deducted.

Form of Annuity Payout Benefit

The Annuity Payout Benefit is paid in the form of annual payments as a Life Payout with Payments for at Least a Fixed Period. That fixed period will be 10 years or, if fewer, the maximum number of whole years permitted by any tax qualification endorsement.

In place of that, you may elect to have the Annuity Payout Benefit paid in any form of Payout Option that is available under your Contract. The available Payout Options are described in the Payout Options section below. You may elect a Payout Option by a Request in Good Order. We must receive your request before the last Market Close on or before the Annuity Payout Initiation Date and at least 30 days before the first Annuity Payout Benefit payment is to be made.

Payee for Annuity Payout Benefit

Payment of the Annuity Payout Benefit generally is made to the surviving Owner(s) as the payee(s). In place of that, the surviving Owner(s) may elect for payment to be made as a tax-free exchange, transfer, or rollover, or for payment to be made to the Annuitant. That election must be made by a Request in Good Order that we receive at least 30 days before the payment date.

Payments that become due after the death of the payee are made to:

•	the surviving Owner(s); or if none

•	then to the surviving contingent payee(s) designated by the surviving Owner(s); or if none;

•	the estate of the last payee who received a payment.

The portion of any Annuity Payout Benefit remaining after the death of an Owner or Annuitant must be paid at least as rapidly as payments were being made at the time of such death.

You may designate a contingent payee by a Request in Good Order. If you designate your spouse as a contingent payee and your marriage ends before your death, then we will treat your former spouse as having predeceased you except in the following situations: (1) if a court order provides that the former spouse’s rights as a contingent payee are to continue; or (2) if the former spouse remains or becomes an Owner.

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Death Benefit

A Death Benefit is payable under your Contract if you die before the Annuity Payout Initiation Date and before the Contract is Surrendered. If your spouse becomes a successor owner of the Contract, no Death Benefit will be payable on account of your death.

When the Owner is a non-natural person, a Death Benefit is payable under the Contract if the Annuitant dies before the Annuity Payout Initiation Date and before the Contract is Surrendered. For this purpose, a non-natural person is a trust, custodial account, corporation, limited liability company, partnership, or other entity.

Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in place of all other benefits under the Contract, and all other rights under this Contract will terminate except for rights related to the Death Benefit.

Death Benefit Payout Date

•	If the Death Benefit is to be paid as a lump sum, then it will be paid as soon as practicable after the receipt of proof of death and a Request in Good Order for a lump sum payment.

•

If the Death Benefit is to be paid under a Payout Option, then we will apply the Death Benefit value to a Payout Option as soon as practicable after receipt of proof of death and a Request in Good Order. That application date will be the first day of the first payment interval for which a payment is to be made. Death Benefit payments under a Payout Option are made at the end of each payment interval. This means that, for annual payments, the first payment will be made one year after that application date.

Death Benefit Amount

•	If the Death Benefit is paid in a lump sum, then it is equal to the Death Benefit value, increased by any additional post- death interest as required by law.

•

If the Death Benefit will be paid as a series of periodic payments under a Payout Option, then the amount of each payment under the Death Benefit is determined on the date that the Death Benefit value is applied to the Payout Option. The amount or each payment will be based on the Death Benefit value (increased by any additional post-death interest as required by law to the date it is applied to the Payout Option), the Payout Option that applies, and the payment interval.

Death Benefit Value

The Death Benefit value is the greater of:

•	the Account Value on the date that the Death Benefit value is determined; or

•	the Purchase Payments, reduced proportionally for all withdrawals, but not including amounts applied to pay Early Withdrawal Charges (the “Purchase Payment base”).

In either case, the Death Benefit value is reduced by premium tax or other taxes not previously deducted.

The reduction in your Purchase Payment base for withdrawals will be in the same proportion that your Account Value was reduced on the date of the withdrawal. A proportional reduction in your Purchase Payment base could be larger than the dollar amount of your withdrawal.

Example. Here is an example of how we calculate a proportional reduction of your Purchase Payment base. In this example, we assume you take an $8,000 withdrawal. To simplify the example, we also assume no Early Withdrawal Charge, no premium tax is deducted, and no additional post-death interest is added.

	Before Withdrawal	After Withdrawal	Explanation
Account Value	$100,000	$92,000	Your withdrawal reduces your Account Value by $8,000 (which is an 8% reduction in your Account Value). $8,000 / $100,000 = 8%
Purchase Payment Base for minimum Death Benefit	$120,000	$110,400	After the withdrawal, the Purchase Payment base for the minimum Death Benefit is also reduced by 8% or $9,600. $120,000 x 0.08 = $9,600

Determination Date

The date that the Death Benefit value is determined is the earlier of: (1) the first anniversary of the date of death; or (2) the date that we have received both proof of death and Requests in Good Order with instructions as to the form of Death Benefit from all Beneficiaries. Thus, in many cases where there are multiple Beneficiaries, the date that the Death Benefit value is determined will be the date when the last Beneficiary submits the necessary Request in Good Order or the first anniversary of death. Until then, the Contract values remain in the Crediting Strategies and the Indexed Strategy values may fluctuate. This risk is borne by the Beneficiaries.

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Proof of Death

Before making payment of a Death Benefit, or any other payment or transfer of ownership rights that depends on the death of a specified person, we will require proof of death. We may delay making any payment until it is received. For this purpose, proof of death is:

•	a certified copy of a death certificate showing the cause and manner of death;

•	a certified copy of a decree that is made by a court of competent jurisdiction as to the finding of death; or

•	other proof that is satisfactory to us.

Form of Death Benefit

The Death Benefit is paid in the form of annual payments for a fixed period of two years.

In place of that, you may elect to have the Death Benefit paid in one lump sum or in any form of Payout Option that is available under your Contract. The available Payout Options are described in the Payout Options section below. There is no additional charge associated with this election.

You may make an election by a Request in Good Order. We must receive your request on or before the date of death for which a Death Benefit is payable. If you do not make such an election, the Beneficiary may make that election after the date of death. The Beneficiary’s election must be made by a Request in Good Order that is received by us no later than the date that the Death Benefit value is applied to a Payout Option and at least 30 days before the date of the first payment to be made.

Additional Rules

Any election is subject to the Death Benefit Distribution Rules described below.

A Payout Option that is contingent on life is based on the life of the Beneficiary or, in some cases, the life of a person to whom the Beneficiary is obligated.

We will pay the Death Benefit as a lump sum rather than as payments under a Payout Option if: (1) the Death Benefit is less than $2,000; or (2) as of the date that the Death Benefit value is to be applied to a Payout Option, the Death Benefit Distribution Rules do not allow a two-year payout.

Payee of Death Benefit Payments

Death Benefit payments generally are made to the Beneficiary as the payee.

In place of that, the Beneficiary may elect to have payments made:

•	as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law; or

•

in cases where the Beneficiary is an estate, trust, custodial account, corporation, limited liability company, partnership, or other entity, to a person to whom the Beneficiary is obligated to make corresponding payments.

Payments that become due after the death of the Beneficiary are made to:

•	the contingent payee designated as part of a Death Benefit Payout Option elected by you; or if none

•	then to a contingent payee designated by the Beneficiary; or if none

•	the estate of the last payee who received a payment.

Such payments are subject to the Death Benefit Distribution Rules described below.

You may designate a contingent payee by a Request in Good Order. A Beneficiary may make or change a payee or contingent payee, except a Beneficiary may not change a designation made as part of a Payout Option election made by you for the Death Benefit. If the Beneficiary designates his or her spouse as a contingent payee and their marriage ends before the Beneficiary’s death, then we will treat the former spouse as having predeceased the Beneficiary except to the extent a court order provides that the former spouse’s rights as a contingent payee are to continue.

Death Benefit Distribution Rules

The Death Benefit Distribution Rules are summarized below.

•	For a Tax Qualified Contract. The Death Benefit must be paid in accordance with the tax qualification endorsement.

•

For a Nonqualified Contract. The Death Benefit must be paid either: (1) in full within five years of the date of death; or (2) over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually, and with the first payment made within one year of the date of death.

Payout Options

The standard Payout Options are described below.

Payments under each standard Payout Option are made at the end of a payment interval. For example, if the Annuity Payout Initiation Date is October 31, 2029 and you select annual payments, then the first payment will be paid as of October 31, 2030.

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Option	Description for Annuity Payout Benefit	Description for Death Benefit

Fixed Period Payout

We will make periodic payments to you, or to the Annuitant, if you direct, for the fixed period of time that you select.

•

If the payee dies before the end of the fixed period, then we will make periodic payments to the surviving Owner(s), or if none, then to the surviving contingent payee(s), or if none, then to the estate of the last payee who received payments.

•

In all cases, payments will stop at the end of the fixed period.

For a nonqualified contract, fixed periods shorter than 10 years are not available. For a tax-qualified contract, the only fixed period available is 10 years.

We will make periodic payments to the Beneficiary for the fixed period of time that you or the Beneficiary selects.

•

If the Beneficiary dies before the end of the fixed period, then we will make periodic payments to the contingent payee designated as part of any Death Benefit Payout Option that you have elected. If no such contingent payee is surviving, then such payments will be made to a contingent payee designated by the Beneficiary. If there is no contingent payee surviving, then such payments will be made to the estate of the last payee who received payments.

•

In all cases, payments will stop at the end of the fixed period.

The fixed period cannot exceed the life expectancy of the Beneficiary. For a tax-qualified contract, the fixed period also cannot exceed 10 years.

Life Payout

We will make periodic payments to you, or to the Annuitant, if you direct, for as long as the Annuitant lives.

Payments will stop on the death of the Annuitant. This means that, even if we have made only one payment when the Annuitant dies, payments will stop.

If the Annuitant dies after the Annuity Payout Initiation Date but before the first payment, a Life Payout will not provide any benefit at all. In that case, we will reverse the Annuity Benefit Payout election and treat the Contract as if the Annuity Payout Initiation Date had not yet been reached.

•

If the Owner is living, this treatment will generally allow the Owner to choose between continuing the Contract as a deferred annuity or electing a new Annuity Payout Initiation Date and another Payout Option.

•

If the Annuitant’s death before the Annuity Payout Initiation Date would give rise to a Death Benefit, then the Death Benefit will be available.

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives.

Payments will stop on the death of the Beneficiary. This means that, even if we have made only one payment when the Beneficiary dies, payments will stop.

If the Beneficiary dies after the Death Benefit is applied to the Payout Option but before the first payment, a Life Payout will not provide any benefit at all. In that case, we will reverse the Payout Option election and allow the Beneficiary’s estate to choose a new Payout Option or to take the Death Benefit as a lump sum.

For a tax-qualified contract, a Life Payout is not available to all Beneficiaries.

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Option	Description for Annuity Payout Benefit	Description for Death Benefit

Life Payout with Payments for at Least a Fixed Period

We will make periodic payments to you, or to the Annuitant, if you direct, for as long as the Annuitant lives.

•

If the Annuitant dies after the end of the fixed period you selected, then payments will stop on the death of the Annuitant.

•

If the Annuitant dies before the end of the fixed period you selected, then we will make periodic payments to the surviving owner(s), or if none, then to the surviving contingent payee(s), or if none, then to the estate of the last payee who received payments. In this case, payments will stop at the end of the fixed period you selected.

For a tax-qualified contract, fixed periods longer than 10 years are not available.

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives.

•

If the Beneficiary dies after the end of the fixed period selected, then payments will stop on the death of the Beneficiary.

•

If the Beneficiary dies before the end of the fixed period you or the Beneficiary selected, then we will make periodic payments to the contingent payee designated as part of any Death Benefit Payout Option that you have elected. If no such contingent payee is surviving, then such payments will be made to a contingent payee designated by the Beneficiary. If there is no contingent payee surviving, then such payments will be made to the estate of the last payee who received payments. In this case, payments will stop at the end of the fixed period you or the Beneficiary selected.

The fixed period cannot exceed the life expectancy of the Beneficiary. For a tax-qualified contract, a Life Payout with Payments for at Least a Fixed Period is not available to all Beneficiaries, and the fixed period also cannot exceed 10 years.

Joint and One-Half Survivor Payout

We will make periodic payments to you, or to the primary Annuitant, if you direct, for as long as the primary Annuitant lives.

•

If the primary Annuitant dies and the secondary Annuitant does not survive the primary Annuitant, then payments will stop on the death of the primary Annuitant.

•

If the primary Annuitant dies and the secondary Annuitant is surviving, then we will make one-half of the periodic payment to you, or the secondary Annuitant, if you direct, for the rest of the secondary Annuitant’s life. In this case, payments will stop on the death of the secondary Annuitant.

This means that, even if we have made only one payment when the primary Annuitant dies, payments will stop unless the secondary Annuitant survives.

If the Annuitant dies after the Annuity Payout Initiation Date but before the first payment, a Joint and One-Half Survivor Payout will never provide the full payment amount. In that case, if the secondary Annuitant agrees, we will reverse the Annuity Benefit Payout election and treat the Contract as if the Annuity Payout Initiation Date had not been reached.

•

If the Owner is living, this treatment will generally allow the Owner to choose between continuing the Contract as a deferred annuity or electing a new Annuity Payout Initiation Date and another Payout Option.

•

If the Annuitant’s death before the Annuity Benefit Payout Initiation Date would give rise to a Death Benefit, then the Death Benefit will be available.

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives.

•

If the Beneficiary dies and the contingent payee does not survive the Beneficiary, then payments will stop on the death of the Beneficiary.

•

If the Beneficiary dies and the contingent payee designated as part of the Death Benefit Payout Option election is surviving, then we will make one-half of the periodic payment to the contingent payee for the rest of the contingent payee’s life. In this case, payments will stop on the death of the contingent payee.

This means that, even if we have made only one payment when the Beneficiary dies, payments will stop unless the contingent payee survives.

If the Beneficiary dies after the Death Benefit is applied to the Payout Option but before the first payment, a Joint and One-Half Survivor Payout will never provide the full payment amount. In that case, if the contingent payee agrees, we will reverse the Payout Option election and allow the Beneficiary’s estate to choose a new Payout Option or to take the Death Benefit as a lump sum.

A Joint and One-Half Survivor Payout is only available to a Beneficiary who is the surviving spouse of the owner.

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We will make payments in any other form of Payout Option that is acceptable to us at the time of any election. More than one Payout Option may be elected if the requirements for each Payout Option elected are satisfied. All elected Payout Options must comply with pertinent laws and regulations.

Payments under a Payout Option are calculated and paid as fixed dollar payments. The stream of payments is an obligation of the general account of MassMutual Ascend Life. Fixed dollar payments will remain level for the duration of the payment period. Once payments begin under a Payout Option, the Payout Option may not be changed. Once the Contract value is applied to a Payout Option, the periodic payments cannot be accelerated or converted into a lump sum payment unless we agree.

We will use the 2012 Individual Annuity Reserving Table with projection scale G2 for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed Payout Option factors, values, and benefits under the Contract. For purposes of calculating payments based on the age of a person, we will use his or her age as of his or her last birthday.

Considerations in Selecting a Payout Option

Payments under a Payout Option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life payments are based, and the frequency of the payment interval (monthly, quarterly, semi-annually or annually).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For Life Payout Options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

Non-Human Payees under a Payout Option

Except as stated below, the primary payee under a Payout Option must be a human being. All payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a bank account owned by the primary payee.

Exceptions. Below are some exceptions to the general rule that the primary payee must be a human being. We may make other exceptions in our discretion.

•	A nonhuman that is the Owner of the Contract may be the primary payee. For example, if the Owner is a trust, that trust may be the primary payee.

•

Payments may be made payable to another insurance company or financial institution as a tax-free exchange, transfer, or rollover to or for another annuity or tax-qualified account as allowed by federal tax law.

PROCESSING APPLICATIONS, PURCHASE PAYMENTS AND REQUESTS

Processing Applications and Initial Purchase Payments

We processed an application when we received both the application that was a Request in Good Order and the initial Purchase Payment.

•	If that happened on a Market Day before the Market Close, we processed the application and applied the Purchase Payment on that Market Day.

•	If that happened on a Market Day after the Market Close or on a day that was not a Market Day, then we processed the application and applied the Purchase Payment on the next Market Day.

We can no longer accept or process applications for this Contract.

Processing Additional Purchase Payments

•	If we received an additional Purchase Payment during the first two months of the Contract on a Market Day before the Market Close, we applied it on that Market Day.

•

If we received an additional Purchase Payment during the first two months of the Contract on a Market Day after the Market Close or on a day that was not a Market Day, then we applied it on the next Market Day.

Your Contract no longer permits an additional Purchase Payment.

Processing Requests

Requests may be made by mail at P.O. Box 5423, Cincinnati OH 45201-5423. Request by fax may be made at 800-807-9777.

Requests for reallocations among Strategies may be made by telephone at 1-800-789-6771 between 8:00 AM and 4:00 PM Eastern Time Monday through Friday. We may also permit reallocation requests to be made at our website (massmutualascend.com). Some selling firms may restrict the ability of their registered representatives to convey reallocation requests by telephone or Internet on your behalf.

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To obtain one of our forms (for example, a Strategy Selection form or a Withdrawal Request form) or to obtain more information about how to make a request, call us at 1-800-789-6771 or send us a fax at 800-807-9777. You can also request forms or information by mail at MassMutual Ascend Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423. You may also obtain forms on our website, www.massmutualascend.com.

We cannot process a request unless it is a Request in Good Order. A request may be rejected or delayed if it is not a Request in Good Order.

•	If we receive a Request in Good Order on a Market Day before the Market Close, we will process it using values determined for the Market Close on that Market Day.

•	If we receive a Request in Good Order after the Market Close or on a day that is not a Market Day, then we will treat that request as received at the start of the next Market Day.

If you have any questions, you should contact us or your registered representative before submitting the request.

Exception. If a withdrawal under an automated withdrawal program is scheduled for a date that is not a Market Day, then we will process the withdrawal on the scheduled date using values at the most recent Market Close. For example, if the automated withdrawal is scheduled for a date that falls on Sunday and there was a Market Close at 4:00 PM on the previous Friday, then we will process the withdrawal on Sunday using values determined at 4:00 PM on that Friday.

Market Days and Market Close

A Market Day is each day that all markets that are used to measure available Indexed Strategies are open for regular trading.

•	Saturdays, Sundays, holidays and any other day that the New York Stock Exchange and the NYSE Arca are closed are not Market Days.

•

The NYSE and the NYSE Arca observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A Market Close is the close of the regular or core trading session on the market used to measure a given Indexed Strategy.

NYSE	NYSE Arca
Regular trading hours usually end at 4:00 PM Eastern Time	Core trading session usually ends at 4:00 PM Eastern Time

Trading hours end at 1:00 PM Eastern Time on the day before the Fourth of July and the Friday after Thanksgiving Christmas Eve.	Core trading session ends at 1:00 PM Eastern Time on the day before the Fourth of July and the Friday after Thanksgiving Christmas Eve.

Regular trading or a core trading session may end at a different time on a Market Day under certain circumstances when and as permitted under applicable rules. Such circumstances generally cannot be predicted in advance.

Specific information about NYSE and NYSE Arca holidays and trading hours in any given calendar year is available at https://www.nyse.com/markets/hours-calendars.

Receipt of Requests

For purposes of processing, we deem Requests in Good Order and other instructions (paperwork) mailed to our post office box as received by us at our administrative office when the Purchase Payment or the paperwork reaches the applicable processing department located at 191 Rosa Parks Street, Cincinnati OH 45202.

Risks and Limitations Related to Requests by Telephone or Internet

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. We are not responsible for the validity of any request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should consider making your request by mail.

If you purchase your contract and subsequently move or travel to a country for which we restrict website access due to Office of Foreign Assets Control (OFAC) sanctions, other US government regulations, or high computer hacker risk, you will only be able to submit transaction requests via telephone, U.S. postal service, or private carriers. The list of countries for which we currently block website access is as follows: Iran, Russia, North Korea, Ukraine, China, Syrian Arab Republic, Tunisia, Belarus, Turkey, South Korea, Venezuela, Palestinian Territory, and Vietnam. We will update this list from time to time, as needed.

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Suspension of Payments or Transfers

We may be required to suspend or delay payments, withdrawals and reallocations when we cannot obtain an Index Value because:

•	the New York Stock Exchange or NYSE Arca is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange or NYSE Arca is restricted;

•	an emergency exists such that it is not reasonably practicable to determine fairly the value of the Index; or

•	we are permitted to do so under a regulatory order.

Restrictions on Financial Transactions

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner’s ability to make certain transactions. This means that we may be required to refuse to accept any request for withdrawals, Surrenders, Annuity Payout Benefit payments or Death Benefit payments, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

OWNER

The Owner possesses all of the ownership rights under a Contract. The Owner is set out in the Contract Specifications section of your Contract on the Contract Effective Date or is the person who becomes the Owner under the Change of Owner provision or the Successor Owner provision.

During the Accumulation Period, the Owner’s rights include making allocations among the Crediting Strategies, taking a withdrawal or Surrender, electing a Payout Option, and designating a Beneficiary. During the Annuity Payout Period, unless released by the Owner, the Owner’s rights include receiving Annuity Payout Benefit payments or directing payments to the Annuitant and naming a contingent payee. After a death for which a Death Benefit is payable, the rights of the Owner cease and all rights to the Death Benefit are held by the Beneficiary or Beneficiaries.

If an Owner is a trust, custodial account, corporation, limited liability company, partnership, or other entity, then the age of the eldest Annuitant is treated as the age of the Owner for all purposes of this Contract.

Joint Owners

•	For a Nonqualified Contract. Two persons may jointly own the Contract. In this case, the term “Owner” includes the joint Owner and you must exercise all rights of ownership by joint action.

•	For a Tax Qualified Contract. No joint Owner is permitted.

Change of Owner

•

For a Nonqualified Contract. You may change the Owner at any time during your lifetime. A change of Owner cancels all prior Beneficiary designations. It does not cancel a designation of an Annuitant or a Payout Option election.

•	For a Tax Qualified Contract. You cannot change the Owner except to the limited extent permitted by the tax qualification endorsement.

A change of Owner must be made by a Request in Good Order. A change of Owner may have adverse tax consequences.

Assignment

•

For a Nonqualified Contract. You may assign all or any part of your rights under this Contract except your rights to designate or change a Beneficiary or an Annuitant, to change Owners, or to elect a Payout Option.

•	For a Tax Qualified Contract. You cannot assign your rights under this Contract except to the limited extent permitted by the tax qualification endorsement.

An assignment must be made by a Request in Good Order. We are not responsible for the validity of any assignment. An assignment may have adverse tax consequences.

The rights of a person holding an assignment, including the right to any payment under this Contract, come before the rights of an Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only the person holding it or as provided by law.

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Successor Owner

Your spouse becomes the successor owner of the Contract and succeeds to all rights of ownership if all of the following requirements are met:

•	a Death Benefit is payable on account of your death;

•	the sole Beneficiary under the Contract is your spouse or a revocable trust or custodial account created by your spouse;

•	either you make that election by a Request in Good Order before your death or your spouse makes that election by a Request in Good Order before the Death Benefit Payment Date; and

•	you were not a successor owner of the Contract.

A successor owner election cancels all prior Beneficiary designations. It does not cancel a designation of an Annuitant or a Payout Option election.

In some states, state law extends this successor owner right to a civil union partner or other person who is not your spouse as defined by federal tax law. In that case, distributions after your death must be made as required by the Death Benefit Distributions Rules described in the Death Benefit section on page 44.

Community Property

If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.

ANNUITANT

The Annuitant is the natural person on whose life Annuity Payout Benefit payments are based. The Annuitant on the Contract Effective Date is set out in your Contract Specifications.

•

For a Nonqualified Contract. The Annuitant cannot be changed at any time that the Contract is owned by a trust, custodial account, corporation, limited liability company, partnership, or other entity. Otherwise, you may change a designation of Annuitant at any time before the Annuity Payout Initiation Date.

•	For a Tax Qualified Contract. The Annuitant must be the natural person covered under the retirement arrangement for whose benefit the Contract is held.

A change of Annuitant must be made by a Request in Good Order. A change of Annuitant does not cancel a designation of a Beneficiary or a Payout Option election.

If an Annuitant dies before the Annuity Payout Initiation Date and no Death Benefit is payable, then in the absence of a new designation, the Annuitant will be:

•	the surviving joint Annuitant(s); or if none

•	the Owner(s).

BENEFICIARY

A Beneficiary is a person entitled to receive all or part of a Death Benefit that is to be paid under this Contract on account of a death before the Annuity Payout Initiation Date.

•	If a Death Benefit becomes payable on account of your death or the death of a joint Owner, then the surviving Owner is the Beneficiary no matter what other designation you may have made.

•	In all other cases, you may designate a person or person who will be the Beneficiaries as provided in the Designation of Beneficiary provision of the Contract.

•	If no designated Beneficiary is surviving, then the Beneficiary is your estate.

•

If the sole Beneficiary under the Contract is your spouse or a revocable trust or custodial account created by your spouse and all other requirements for successor ownership are met, then your spouse may become the successor owner of the Contract in lieu of receiving the Death Benefit.

A designation of Beneficiary must be made by a Request in Good Order. We must receive the request on or before the date of death for which a Death Benefit is payable.

•	You may designate two or more persons jointly as the Beneficiaries. Unless you state otherwise, joint Beneficiaries that are surviving are entitled to equal shares.

•

You may designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary is entitled to a benefit only if there is no primary Beneficiary who that is surviving.

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Survivorship Required

In order to be entitled to receive a Death Benefit, a Beneficiary must survive for at least 30 days after the death for which the Death Benefit is payable.

If you designate your spouse as a Beneficiary and your marriage ends before your death, we will treat your former spouse as having predeceased you unless:

•	a court order provides that the former spouse’s rights as a beneficiary are to continue; or

•	the former spouse remains or becomes an Owner.

ANNUAL STATEMENT AND CONFIRMATION

At least once each calendar year, we will send you a statement that will show: (1) your Account Value; (2) all transactions regarding your Contract during the year; and (3) the interest credited to your Contract and Vested Gains and Losses credited to your Contract.

We will also send you written confirmations of Purchase Payments, Strategy allocations and renewals, withdrawals, and other financial transactions under your Contract. Statements and confirmations will be sent to your last known address on our records.

You should promptly report any inaccuracy or discrepancy in a statement or confirmation. To report an inaccuracy or discrepancy, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771. To protect your rights, you should consider reconfirming any oral communications by sending a written statement to P.O. Box 5423, Cincinnati, OH 45201-5423.

ELECTRONIC DELIVERY

You may elect to receive electronic delivery of the Contract prospectus and other Contract related documents. Contact us at our website at www.massmutualascend.com for more information and to enroll.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from: (1) the latest permitted Annuity Payout Initiation Date; or (2) the date of death for which a Death Benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a Death Benefit, Annuity Payout Benefit payments or other contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed Death Benefit, depending on the circumstances, the proceeds are paid: (1) to the state where the beneficiary last resided, as shown on our books and records; (2) to the state where the contract owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the Death Benefit, Annuity Payout Benefit payments, or other proceeds from your Contract, it is important:

•	to update your contact information, such as your address, phone number, and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such updates.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

OTHER CONTRACT PROVISIONS

Amendment of the Contract

We reserve the right to amend the Contract to comply with applicable Federal or state laws or regulations. We will notify you in writing of any such amendments.

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Misstatement

We may require proof of the age of the Annuitant, Owner and/or the Beneficiary before making any payments under the Contract that are measured by such person’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age. If payments based on the correct age would have been higher, we will pay the underpaid amount with interest. If payments would be lower, we may deduct the overpaid amount, with interest, from succeeding payments.

Involuntary Termination

If your Account Value on any anniversary of the initial Strategy Application Date is below the minimum value of $5,000 for any reason, we may terminate your Contract on that anniversary. If your Contract has Terms that end on the same date because you made only one Purchase Payment, any involuntary termination will occur on that date. If your Contract has Terms that end on different dates because you made more than one Purchase Payment, any involuntary termination will occur on one of those dates, which will be the end of one Term but not the end of the other Terms. In this case, the Surrender Value payable upon termination of your Contract will reflect the Vested Gains and Vested Losses used to calculate the values of Indexed Strategies with Terms that are not ending on the termination date.

Previous Notice Methods

For contracts issued before May 1, 2019, we will send you a written notice at least 30 days before the end of each Term with the Declared Rate and the Maximum Gains that will apply for the next Term.

FEDERAL TAX CONSIDERATIONS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. Tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Under certain circumstances, based on a rule known as the “Investor Control Doctrine,” the IRS has stated that the holder of an annuity contract could be treated as the owner (for tax purposes) of the assets of a separate account that supports the annuity contract. If you were treated as the owner of an interest in the separate account, then you would be taxed on the income, gain, and loss arising out of your interest in the separate account. Although the IRS has not provided definitive guidance on the application of this rule to indexed annuity contracts, we do not believe that this rule applies to the Contract because you have no specific, fractional, or unitized interest in the separate account assets, we are not obligated to invest the separate account in any particular assets, the investment return and market value of the separate account assets is not allocated in an identical manner to any Contract, the Contract values are determined based on gains and losses regardless of the performance of the separate account assets, and the derivatives that we may hold in the separate account are not publicly traded.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

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Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2 , become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) of permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2 , severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit-Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

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Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts

Plan Types

•

IRC §408 (IRA, SEP, SIMPLE IRA)

•

IRC §408A (Roth IRA)

•

IRC §403(b) (Tax-Sheltered Annuity)

•

IRC §401 (Pension, Profit– Sharing, 401(k))

•

Governmental IRC §457(b)

•

IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	• IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by IRC and/or plan requirements.		None.

Distribution Restrictions	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and all Roth IRAs of an owner are treated as a single Roth IRA.

Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original investment. However, distributions are tax-free until any investment made before August 14, 1982 is returned. For tax purposes, all non-tax-qualified annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Payout Option Payments (Annuity Benefit or Death Benefit)	A percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the total expected payments, and the balance is included in taxable income. Once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

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Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange as permitted by the IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following the year the participant attains the applicable RMD age. The applicable RMD age is:

•	age 75 if born after December 31, 1959;

•	age 73 if born after December 31, 1950, but before January 1, 1960;

•	age 72 if born after June 30, 1949, but before January 1, 1951; or

•	age 70 1/2 if born before July 1, 1949.

However, for a 403(b) Tax-Sheltered Annuity Plan, a 401 Pension, Profit-Sharing, or 401(k) Plan, or a 457(b) Governmental Deferred Compensation Plan, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer.

The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required distributions during life.

A tax-qualified Contract must make required distributions after death. The required distributions vary depending on the type of beneficiary and whether minimum distributions were required during the life of the decedent. Some beneficiaries may take payments over life or life expectancy, and others must receive all benefits within five or ten years after death, and some must take payments over life or life expectancy with a final payment within ten years after the decedent’s death. A non-tax-qualified Contract that has begun making payments under a payout option during the Owner’s life must make any remaining payments at least as rapidly after death. If payments from a non-tax-qualified Contract have not begun, then the Death Benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary.

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own. For this purpose, federal tax law recognizes as married any two people whose marriage is valid in the state in which it was celebrated. A civil union or domestic partnership is not considered a marriage.

The Contract is intended for long-term investment purposes and the Contract and its Crediting Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first seven Contract Years or who plan to take withdrawals from Indexed Strategies before the end of a Term.

DISTRIBUTION OF THE CONTRACTS

MM Ascend Life Investor Services, LLC (“MMALIS”) is the principal underwriter and distributor of the securities offered through this prospectus. MassMutual Ascend Life Insurance Company (“MMALIC”) and MMALIS are affiliated because MMALIS is a subsidiary of MMALIC. MMALIS also acts as the principal underwriter and distributor of the variable annuity contracts that are issued by one of our subsidiaries.

MMALIS’s principal executive offices are located at 191 Rosa Parks Street, Cincinnati, Ohio 45202. MMALIS is registered as a broker- dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as the securities regulators in the states in which it operates and registration is required. MMALIS is a member of the Financial Industry Regulatory Authority (“FINRA”).

Contracts are sold by licensed insurance agents (the “Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be appointed agents of MMALIC and will be registered representatives of broker-dealer firms (the “Selling Broker-Dealers”) that have entered into selling agreements with us and MMALIS. Selling Broker-Dealers will be registered under the Securities Exchange Act of 1934 and will be members of FINRA.

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FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org to learn more about MMALIS, your Selling Agent, and his or her Selling Broker Dealer.

MMALIS receives no compensation for acting as underwriter of the Contracts; however, MMALIC pays for some of MMALIS’s operating and other expenses, including overhead and legal and accounting fees. MMALIC may reimburse MMALIS for certain sales expenses, such as marketing materials and advertising expenses, and other expenses of distributing the Contracts.

MMALIC or MMALIS pay the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and the Selling Agent.

The amount and timing of commissions paid to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 9.2% of each Purchase Payment. In most cases, such amounts paid to a Selling Broker-Dealer will be divided between the Selling Agent and the Selling Broker-Dealer. Some Selling Broker-Dealers may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.5% of Account Value for so long as a contract remains in effect or as agreed in the selling agreement. MMALIC may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations.

MMALIC also may pay compensation to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, product training, and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of a Purchase Payment.

In addition to the compensation described above, MMALIC may make additional cash payments, in certain circumstances referred to as “override” compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of MMALIC’s products on the Selling Broker-Dealers’ preferred or recommended list, increased access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of MMALIC products, assistance in training and education of the Selling Agents, and opportunities for MMALIC and MMALIS to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our indexed annuity contracts (including the Contract) and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agents.

You should ask your Selling Agent for further information about the commissions or other compensation that he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

There is no front-end sales load deducted from the Purchase Payment(s) to pay sales commissions. Commissions and other incentives or payments described above are not charged directly to you. We intend to recoup at least a portion of the sales commissions and other sales expenses through fees and charges deducted under the Contract.

MASSMUTUAL ASCEND LIFE

MassMutual Ascend Life is a stock insurance company incorporated in 1961 and continuously engaged in the insurance business since that time. We are domiciled in the state of Ohio and licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia and Puerto Rico. Our principal executive offices are located at 191 Rosa Parks Street, Cincinnati, Ohio 45202.

We are a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), a mutual life insurance company. MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico.

Prior to October 3, 2022, MassMutual Ascend Life’s name was Great American Life Insurance Company (“GALIC”) and MMALIS’ name was Great American Advisors, LLC (“GAA”). On May 28, 2021, American Financial Group, Inc. sold its annuity business consisting of GALIC and its two insurance subsidiaries, Annuity Investors Life Insurance Company and Manhattan National Life Insurance Company, as well as a broker-dealer affiliate, GAA, and insurance distributor, AAG Insurance Agency, Inc. to MassMutual.

Except to a small part of a Contract’s Account Value funded through the Separate Account described below, the Contract guarantees and benefits are paid from our general account (the “General Account”), and such guarantees and benefits are subject to our claims-paying ability and financial strength and may lose value.

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The General Account

The General Account holds all our assets other than assets in our insulated separate accounts. We own our General Account assets, and, subject to applicable law, have sole investment discretion over them.

We must invest our assets according to applicable state laws regarding the nature, quality and diversification of investments that may be made by life insurance companies. In general, these laws permit investments, within specified limits and subject to certain qualifications, in Federal, state, and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

We place a majority of the Purchase Payments made under the Contract in our General Account where we primarily invest the assets in a variety of fixed income securities.

The Separate Account

We place a portion of the Purchase Payments made under the Contract in a non-unitized separate account (the “Separate Account”) that is not registered with the Securities and Exchange Commission. We established and maintain the Separate Account pursuant to the laws of our domiciliary state for the purpose of supporting our obligation to adjust the Indexed Strategy for Vested Gains and Losses associated with the Indexed Strategies or rise or fall of the Index. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets in the Separate Account are not chargeable with liabilities arising out of any other business that we conduct. We may invest these assets in hedging instruments, including derivative contracts as well as other assets permitted under state law. To support our obligations to adjust the Indexed Strategy values, we may move money between the Separate Account and our General Account. We are not obligated to invest the assets of the Separate Account according to any particular plan except as we may be required to by state insurance laws. Regardless of your Strategy allocations, we do not intend to invest the assets of the Separate Account in the iShares MSCI EAFE exchange traded fund, the iShares U.S. Real Estate exchange traded fund, or the SPDR Gold Shares exchange traded fund.

Contract owners do not have any interest in or claim on the assets in the Separate Account nor do Contract owners participate in any way in the performance of assets held in the Separate Account.

LEGAL MATTERS

Reliance on Rule 12h-7

MassMutual Ascend Life relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of the 1934 Act from the requirement to file reports pursuant to Section 15(d) of that Act.

Legal Proceedings

MassMutual Ascend Life and its subsidiaries are involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by contract owners and policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MassMutual Ascend Life does not believe any such action or proceeding will have a material adverse effect upon its ability to meet its obligations under the Contracts.

Legal Opinion on Contracts

Legal matters in connection with federal laws and regulations affecting the issue and sale of the Contracts described in this prospectus and the organization of MassMutual Ascend Life, its authority to issue such Contracts under Ohio law, and the validity of the forms of the Contracts under Ohio law have been passed on by John P. Gruber, General Counsel of MassMutual Ascend Life.

Securities and Exchange Commission Position on Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling MassMutual Ascend Life pursuant to its articles of incorporation or its code of regulations or pursuant to any insurance coverage or otherwise, MassMutual Ascend Life has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

FINANCIAL STATEMENTS

The consolidated financial statements of MassMutual Ascend Life Insurance Company are included in the Statement of Additional Information. They should be considered only as they relate to our ability to meet our obligations under the Contract. Instructions on how to obtain the Statement of Additional Information are included on the back cover page.

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INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Indexed Strategies currently available under the Contract. We may change the features of the Indexed Strategies listed below (including the Index and the current limits on Index gains and losses) and terminate existing Indexed Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.massmutualascend.com/index-frontier-7. For additional information about the features of the Indexed Strategies, please see the “Indexed Strategies” section in the prospectus. The practical availability of investment options may vary depending on the broker-dealer through which the Contract was sold. See Appendix E: Financial Intermediary Variations.

Note: If amounts are removed from an Indexed Strategy before the end of its Term, the Strategy value will be determined based on the Vested Gain and Loss to the date of the withdrawal or Surrender. This may be significantly less that the Strategy value if you held the option until the end of the Term and, in the case of a Buffer Strategy, will not receive the full protection of the Buffer. You may not be able to invest in certain Indexed Strategies, as noted below.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)
S&P 500®	Market Index	1 Year	0% Floor	1% Cap
SPDR® Gold Shares ETF	ETF	1 Year	0% Floor	1% Cap
iShares U.S. Real Estate ETF	ETF	1 Year	0% Floor	1% Cap
iShares MSCI EAFE ETF	ETF	1 Year	0% Floor	1% Cap
S&P 500®	Market Index	1 Year	-10% Floor	1% Cap
SPDR® Gold Shares ETF	ETF	1 Year	-10% Floor	1% Cap
iShares U.S. Real Estate ETF	ETF	1 Year	-10% Floor	1% Cap
iShares MSCI EAFE ETF	ETF	1 Year	-10% Floor	1% Cap
S&P 500®[1]	Market Index	1 Year	10% Buffer	1% Cap

[1]	This Strategy is not available for Contracts issued before May 2020.

The S&P 500 is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

The iShares MSCI EAFE ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The iShares US Real Estate ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The SPDR Gold Shares ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in gold bullion.

Possible Changes in Indexed Strategies.

At the end of a Term, we may stop offering any Indexed Strategy, but we will always offer at least one Indexed Strategy. If the Declared Rate Strategy is no longer available, then we must offer a Conserve/0% Floor Indexed Strategy. Consequently, any particular Indexed Strategy listed above may not be available for future Terms. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

For any Indexed Strategy, the Maximum Gain will vary from Term to Term, but will never be less than 1%.

Indexed Strategies that may be available in the future may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available. In addition, any reduction in the available number of Indexed Strategies may reduce your opportunity to increase your Contract value.

The following lists the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%. Unliked a Declared Rate Strategy, no earnings are guaranteed for an Indexed Strategy.

Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Strategy[2]	1 year	1.00%

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The interest rate for the Declared Rate Strategy Rate will never be less than the guaranteed minimum interest rate from 1% to 3% set out in the Declared Rate Strategy endorsement included in your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. For more information on the Declared Strategy see the Declared Rate Strategy section of the prospectus

[2]	This Strategy is not available for Contracts issued in Missouri.

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APPENDIX B: EXAMPLES – IMPACT OF WITHDRAWALS ON CONTRACT VALUES AND AMOUNTS REALIZED

These examples are intended to show you how a withdrawal from an Indexed Strategy before the end of the Term affects the Indexed Strategy values, Vested Gains and Losses, and amounts realized at the end of the Term. These examples assume that you allocate a $50,000 Purchase Payment to the S&P 500 Growth/-10% Floor Strategy and a $50,000 Purchase Payment to the S&P 500 10% Buffer Strategy. The examples assume that the withdrawals are covered by the Free Withdrawal Allowance and therefore no Early Withdrawal Charges apply. If Early Withdrawal Charges did apply, the amounts realized at the end of the Term would be reduced by both the withdrawal and the amount of the Early Withdrawal Charge.

Example A: Withdrawal When Index Rising Steadily

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	1040	1040
Positive Index Change	(1040 - 1000) / 1000 = 4.00%	(1040 - 1000) / 1000 = 4.00%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	4.00%	4.00%
Vesting Factor on Day 146	25%	25%
Vested Gain as a Percentage	4.00% x 25% = 1.00% Vested Gain	4.00% x 25% = 1.00% Vested Gain
Vested Gain in Dollars	$50,000 x 1.00% = $500 Vested Gain	$50,000 x 1.00% = $500 Vested Gain
Strategy Value before Withdrawal	$50,000 + $500 = $50,500	$50,000 + $500 = $50,500
Amount Withdrawn	$5,000	$5,000
Percentage Reduction in Strategy Value	$5,000 / $50,500 = 9.90%	$5,000 / $50,500 = 9.90%
Proportional Reduction in Investment Base	$50,000 x .0990 = $4,950	$50,000 x .0990 = $4,950
Remaining Investment Base after Withdrawal	$50,000 - $4,950 = $45,050	$50,000 - $4,950 = $45,050

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Withdrawal	$45,050	$45,050
Index Value at Term Start	1000	1000
Index Value at Term End	1130	1130
Positive Index Change	(1130 - 1000) / 1000 = 13.00%	(1130 - 1000) / 1000 = 13.00%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	12.00%	13.00%
Vesting Factor at Term End	100%	100%
Vested Gain as a Percentage	12.00% x 100% = 12.00% Vested Gain	13% x 100% = 13.00% Vested Gain
Vested Gain in Dollars	$45,050 x 12.00% = $5,406 Vested Gain	$45,050 x 13.00% = $5,857 Vested Gain
Strategy Value at Term End	$45,050 + $5,406 = $50,456	$45,050 + $5,857 = $50,907

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $55,456 ($5,000 withdrawal plus the $50,456 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $56,000 ($50,000 Investment Base plus $6,000 gain ($50,000 x 12.00%)).

This hypothetical Strategy value of $56,000 exceeds the amount realized of $55,456 because:

•	the gain at the time of the withdrawal caused the reduction in the Investment Base to be less than the actual amount withdrawn ($5,000 - $4,950 = $50); and

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•	the subsequent gain at the term end was calculated on a smaller Investment Base, which caused that gain to be smaller than the hypothetical gain ($5,406 - $6,000 = -$594).

The result for the S&P 500 Growth Strategy ($50 - $594 = -$544) is equal to the difference between the hypothetical Strategy value and the amount realized ($56,000 - $544 = $55,456).

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $55,907 ($5,000 withdrawal plus the $50,907 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $56,500 ($50,000 Investment Base plus $6,500 gain ($50,000 x 13%)). This hypothetical Strategy value exceeds the amount realized for the same reasons described above for the S&P 500 Growth Strategy.

Your investment in the S&P 500 Buffer Strategy outperformed the S&P 500 Growth Strategy by $451 in this example. The amount you realized under the Buffer Strategy ($55,907) exceeds the amount you realized under the Growth Strategy ($55,456) because the Growth Strategy had a lower Maximum Gain, and the Index Change at the end of the Term exceeded the Growth Strategy’s lower Maximum Gain.

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Example B: Withdrawal When Index Falls and Then Rises

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	880	880
Negative Index Change	(880 - 1000) / 1000 = -12.00%	(880 - 1000) / 1000 = -12.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer on Day 146 of Term	N/A	10% x (365-219)/365 = 4.00% Buffer
Negative Index Change Absorbed by Buffer	N/A	-4.00%
Negative Index Change after Buffer	N/A	-12.00% - (-4.00)% = -8.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-8.00% x 100% = 8.00% Vested Loss
Vested Loss in Dollars	$50,000 x 10.00% = $5,000 Vested Loss	$50,000 x 8.00% = $4,000 Vested Loss
Strategy Value before Withdrawal	$50,000 - $5,000 = $45,000	$50,000 - $4,000 = $46,000
Amount Withdrawn*	$4,945	$5,055
Percentage Reduction in Strategy Value	$4,945 / $45,000 = 10.99%	$5,055 / $46,000 = 10.99%
Proportional Reduction in Investment Base	$50,000 x .1099 = $5,495	$50,000 x .1099 = $5,495
Remaining Investment Base after Withdrawal	$50,000 - $5,495 = $44,505	$50,000 - $5,495 = $44,505

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Withdrawal	$44,505	$44,505
Index Value at Term Start	1000	1000
Index Value at Term End	1130	1130
Positive Index Change	(1130 - 1000) / 1000 = 13%	(1130 - 1000) / 1000 = 13%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	12.00%	13.00%
Vesting Factor at Term End	100%	100%
Vested Gain as a Percentage	12.00% x 100% = 12.00% Vested Gain	13.00% x 100% = 13.00% Vested Gain
Vested Gain in Dollars	$44,505 x 12.00% = $5,341 Vested Gain	$44,505 x 13.00% = $5,786 Vested Gain
Strategy Value at Term End	$44,505 + $5,341 = $49,846	$44,505 + $5,786 = $50,291

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $91,000 ($45,000 + $46,000). The S&P 500 Growth Strategy value was 49.45% of that total value ($45,000 / $91,000 = 49.45%), so 49.45% of the $10,000 withdrawal ($4,945) was taken from it. The S&P 500 Buffer Strategy value was 50.55% of that total value ($46,000 / $91,000 = 50.55%), so 50.55% of the $10,000 withdrawal ($5,055) was taken from it.

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $54,791 ($4,945 withdrawal plus the $49,846 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $56,000 ($50,000 Investment Base plus $6,000 gain ($50,000 x 12.00%)).

This hypothetical Strategy value of $56,000 exceeds the amount realized of $54,791 because:

•	the loss at the time of the withdrawal caused the reduction in the Investment Base to be greater than the actual amount withdrawn ($4,945 - $5,495 = -$550); and

•	the subsequent gain at the term end was calculated on a smaller Investment Base, which caused that gain to be smaller than the hypothetical gain ($5,341 - $6,000 = -$659).

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The result for the S&P 500 Growth Strategy (-$550 + -$659 = -$1,209) is equal to the difference between the hypothetical Strategy value and the amount realized ($56,000 - $1,209 = $54,791).

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $55,346 ($5,055 withdrawal plus the $50,291 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $56,500 ($50,000 Investment Base plus $6,500 gain ($50,000 x 13.00%)). This hypothetical Strategy value exceeds the amount realized for the same reasons described above for the S&P 500 Growth Strategy.

Your investment in the S&P 500 Buffer Strategy outperformed the S&P 500 Growth Strategy by $555 in this example. The amount you realized under the Buffer Strategy ($55,346) exceeds the amount you realized under the Growth Strategy ($54,791) for two reasons: (1) at the time of the withdrawal, the Buffer absorbed more of the negative Index Change (4 percentage points of the -12.00% change) than the Maximum Loss absorbed (2 percentage points of the -12.00% change), thus resulting in more of the withdrawal being taken from the Buffer Strategy’s value even though the Investment Base of both strategies was reduced by the same amount, and (2) the Index Change at the end of the Term exceeded the Growth Strategy’s lower Maximum Gain, thus increasing the Buffer Strategy’s value to a greater extent.

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Example C: Withdrawal When Index Falling Steadily

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	980	980
Negative Index Change	(980 - 1000) / 1000 = -2.00%	(980 - 1000) / 1000 = -2.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-2.00%	N/A
Buffer on Day 146 of Term	N/A	10% x (365-219)/365 = 4.00% Buffer
Negative Index Change Absorbed by Buffer	N/A	Entire -2.00% Index Change
Negative Index Change after Buffer	N/A	0%
Vested Loss as a Percentage	-2.00% x 100% = 2.00% Vested Loss	0.00% Vested Loss
Vested Loss in Dollars	$50,000 x 2.00% = $1,000 Vested Loss	$0 Vested Loss
Strategy Value before Withdrawal	$50,000 - $1,000 = $49,000	$50,000 - $0 = $50,000
Amount Withdrawn*	$4,949	$5,051
Percentage Reduction in Strategy Value	$4,949 / $49,000 = 10.10%	$5,051 / $50,000 = 10.10%
Proportional Reduction in Investment Base	$50,000 x .1010 = $5,050	$50,000 x .1010 = $5,050
Remaining Investment Base after Withdrawal	$50,000 - $5,051 = $44,950	$50,000 - $5,051 = $44,950

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Withdrawal	$44,950	$44,950
Index Value at Term Start	1000	1000
Index Value at Term End	860	860
Negative Index Change	(860 - 1000) / 1000 = -14.00%	(860 - 1000) / 1000 = -14.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer at End of Term	N/A	10% Buffer
Negative Index Change Absorbed by Buffer	N/A	-10.00%
Negative Index Change after Buffer	N/A	-14.00% - (-10.00)% = -4.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-4.00% x 100% = 4.00% Vested Loss
Vested Loss in Dollars	$44,950 x 10.00% = $4,495 Vested Loss	$44,950 x 4.00% = $1,798 Vested Loss
Strategy Value at Term End	$44,950 - $4,495 = $40,455	$44,950 - $1,798 = $43,152

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $99,000 ($49,000 + $50,000). The S&P 500 Growth Strategy value was 49.49% of that total value ($49,000 / $99,000 = 49.49%), so 49.49% of the $10,000 withdrawal ($4,949) was taken from it. The S&P 500 Buffer Strategy value was 50.51% of that total value ($50,000 / $99,000 = 50.51%), so 50.51% of the $10,000 withdrawal ($5,051) was taken from it.

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $45,404 ($4,949 withdrawal plus the $40,455 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $45,000 ($50,000 Investment Base minus $5,000 loss ($50,000 x -10.00%)).

The amount realized of $45,404 exceeds this hypothetical Strategy value of $45,000 because:

•	the loss at the time of the withdrawal caused the reduction in the Investment Base to be greater than the actual amount withdrawn ($4,949 - $5,050 = -$101); and

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•	the subsequent loss at the term end was calculated on a smaller Investment Base, which caused that loss to be smaller than the hypothetical loss ($5,000 - $4,495 = $505).

The result for the S&P 500 Growth Strategy ($505 - $101 = $404) is equal to the difference between the amount realized and the hypothetical Strategy value ($45,404 - $404 = $45,000).

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $48,203 ($5,051 withdrawal plus the $43,152 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $48,000 ($50,000 Investment Base minus $2,000 loss ($50,000 x -4.00%)). This hypothetical Strategy value is lower than the amount realized for the same reasons described above for the S&P 500 Growth Strategy.

Your investment in the S&P 500 Buffer Strategy outperformed the S&P 500 Growth Strategy by $2,799 in this example. The amount you realized under the Buffer Strategy ($48,203) exceeds the amount you realized under the Growth Strategy ($45,404) for two reasons: (1) at the time of the withdrawal, the Buffer absorbed all of the negative Index Change of -2.00%, while the Maximum Loss did not absorb any of the negative Index Change, thus resulting in more of the withdrawal being taken from the Buffer Strategy’s value even though the Investment Base of both strategies was reduced by the same amount, and (2) at the end of the Term, the Buffer absorbed more of the negative Index Change (10 percentage points of the -14.00% change) than the Maximum Loss absorbed (4 percentage points of the -14.00% change), thus reducing the Strategy value of the Growth Strategy to a greater extent.

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Example D: Withdrawal When Index Falling Steadily and Precipitously

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	850	850
Negative Index Change	(850 - 1000) / 1000 = -15.00%	(850 - 1000) / 1000 = -15.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer on Day 146 of Term	N/A	10% x (365-219)/365 = 4.00% Buffer
Negative Index Change Absorbed by Buffer	N/A	-4.00%
Negative Index Change after Buffer	N/A	-15.00% - (-4.00)% = -11.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-11.00% x 100% = 11.00% Vested Loss
Vested Loss in Dollars	$50,000 x 10.00% = $5,000 Vested Loss	$50,000 x 11.00% = $5,500 Vested Loss
Strategy Value before Withdrawal	$50,000 - $5,000 = $45,000	$50,000 - $5,500 = $44,500
Amount Withdrawn*	$5,028	$4,972
Percentage Reduction in Strategy Value	$5,028/ $45,000 = 11.17%	$4,972/ $44,500 = 11.17%
Proportional Reduction in Investment Base	$50,000 x .1117 = $5,585	$50,000 x .1117 = $5,585
Remaining Investment Base after Withdrawal	$50,000 - $5,585 = $44,415	$50,000 - $5,585 = $44,415

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Withdrawal	$44,415	$44,415
Index Value at Term Start	1000	1000
Index Value at Term End	750	750
Negative Index Change	(750 - 1000) / 1000 = -25.00%	(750 - 1000) / 1000 = -25.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer at End of Term	N/A	10% Buffer
Negative Index Change Absorbed by Buffer	N/A	-10.00%
Negative Index Change after Buffer	N/A	-25.00% - (-10.00)% = -15.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-15.00% x 100% = 15.00% Vested Loss
Vested Loss in Dollars	$44,415 x 10.00% = $4,442 Vested Loss	$44,415 x 15.00% = $6,662 Vested Loss
Strategy Value at Term End	$44,415 - $4,442 = $39,973	$44,415 - $6,662 = $37,753

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $89,500 ($45,000 + $44,500). The S&P 500 Growth Strategy value was 50.28% of that total value ($45,000 / $89,500 = 50.28%), so 50.28% of the $10,000 withdrawal ($5,028) was taken from it. The S&P 500 Buffer Strategy value was 49.72% of that total value ($44,500 / $89,500 = 49.72%), so 49.72% of the $10,000 withdrawal ($4,972) was taken from it.

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $45,001 ($5,028 withdrawal plus the $39,973 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $45,000 ($50,000 Investment Base minus $5,000 loss ($50,000 x -10.00%)).

The amount realized equals (after taking into account the effects of rounding) this hypothetical Strategy value of $45,000 because the Maximum Loss equally limited the negative Index Change both at the time of withdrawal and at the end of the Term.

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S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $42,725 ($4,972 withdrawal plus the $37,753 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $42,500 ($50,000 Investment Base minus $7,500 loss ($50,000 x -15.00%)).

The amount realized of $42,725 exceeds this hypothetical Strategy value of $42,500 because:

•	the loss at the time of the withdrawal caused the reduction in the Investment Base to be greater than the actual amount withdrawn ($4,972 - $5,585 = -$613); and

•	the subsequent loss at the term end was calculated on a smaller Investment Base, which caused that loss to be smaller than the hypothetical loss ($7,500 - $6,662 = -$838).

The result for the S&P 500 Buffer Strategy (-$613 + $838 = $225) is equal to the difference between the amount realized and the hypothetical Strategy value ($42,725 - $225 = $42,500).

Your investment in the S&P 500 Buffer Strategy underperformed the S&P 500 Growth Strategy by $2,276 in this example. The amount you realized under the Buffer Strategy ($42,725) is smaller than the amount you realized under the Growth Strategy ($45,001) for two reasons: (1) at the time of the withdrawal, the Buffer absorbed less of the negative Index Change of -15.00%, thus resulting in more of the withdrawal being taken from the Buffer Strategy’s value even though the Investment Base of both strategies was reduced by the same amount, and (2) at the end of the Term, the Buffer absorbed less of the negative Index Change (10 percentage points of the -25.00% change) than the Maximum Loss absorbed (15 percentage points of the -25.00% change), thus reducing the Strategy value of the Buffer Strategy to a greater extent.

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Example E: Withdrawal When Index Rises and Then Falls

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	1080	1080
Positive Index Change	(1080 - 1000) / 1000 = 8.00%	(1080 - 1000) / 1000 = 8.00%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	8.00%	8.00%
Vesting Factor on Day 146	25%	25%
Vested Gain as a Percentage	8.00% x 25% = 2.00% Vested Gain	8.00% x 25% = 2.00% Vested Gain
Vested Gain in Dollars	$50,000 x 2.00% = $1,000 Vested Gain	$50,000 x 2.00% = $1,000 Vested Gain
Strategy Value before Withdrawal	$50,000 + $1,000 = $51,000	$50,000 + $1,000 = $51,000
Amount Withdrawn	$5,000	$5,000
Percentage Reduction in Strategy Value	$5,000 / $51,000 = 9.80%	$5,000 / $51,000 = 9.80%
Proportional Reduction in Investment Base	$50,000 x .0980 = $4,900	$50,000 x .0980 = $4,900
Remaining Investment Base after Withdrawal	$50,000 - $4,900 = $45,100	$50,000 - $4,900 = $45,100

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Withdrawal	$45,100	$45,100
Index Value at Term Start	1000	1000
Index Value at Term End	860	860
Negative Index Change	(860 - 1000) / 1000 = -14.00%	(860 - 1000) / 1000 = -14.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer at End of Term	N/A	10% Buffer
Negative Index Change Absorbed by Buffer	N/A	-10.00%
Negative Index Change after Buffer	N/A	-14% - (-10%) = -4.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-4.00% x 100% = 4.00% Vested Loss
Vested Loss in Dollars	$45,098 x 10.00% = $4,510 Vested Loss	$45,098 x 4.00% = $1,804 Vested Loss
Strategy Value at Term End	$45,100 - $4,510 = $40,590	$45,100 - $1,804 = $43,296

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $45,590 ($5,000 withdrawal plus the $40,590 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $45,000 ($50,000 Investment Base minus $5,000 loss ($50,000 x -10%)).

The amount realized of $45,590 exceeds this hypothetical Strategy value of $45,000 because:

•	the gain at the time of the withdrawal caused the reduction in the Investment Base to be less than the actual amount withdrawn ($5,000 - $4,900 = $100); and

•	the subsequent loss at the term end was calculated on a smaller Investment Base, which caused that loss to be smaller than the hypothetical loss ($5,000 - $4,510 = $490).

The result for the S&P 500 Growth Strategy ($100 + $490 = $590) is equal to the difference between the amount realized and the hypothetical Strategy value ($45,590 - $590 = $45,000).

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $48,296 ($5,000 withdrawal plus the $43,296 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $48,000 ($50,000 Investment Base minus $2,000 loss ($50,000 x -4.00%)). This hypothetical Strategy value is lower than the amount realized for the same reasons described above for the S&P 500 Growth Strategy.

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Your investment in the S&P 500 Buffer Strategy outperformed the S&P 500 Growth Strategy by $2,706 in this example. The amount you realized under the Buffer Strategy ($48,296) exceeds the amount you realized under the Growth Strategy ($45,590) because, at the end of the Term, the Buffer absorbed more of the negative Index Change (10 percentage points of the -14.00% change) than the Maximum Loss absorbed (4 percentage points of the -14.00% change), thus reducing the Strategy value of the Growth Strategy to a greater extent.

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Example F: Multiple Withdrawals in a Volatile Market

Impact of $2,500 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	1040	1040
Positive Index Change	(1040 - 1000) / 1000 = 4.00%	(1040 - 1000) / 1000 = 4.00%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	4.00%	4.00%
Vesting Factor on Day 146	25%	25%
Vested Gain as a Percentage	4.00% x 25% = 1.00% Vested Gain	4.00% x 25% = 1.00% Vested Gain
Vested Gain in Dollars	$50,000 x 1.00% = $500 Vested Gain	$50,000 x 1.00% = $500 Vested Gain
Strategy Value before Withdrawal	$50,000 + $500 = $50,500	$50,000 + $500 = $50,500
Amount Withdrawn	$1,250	$1,250
Percentage Reduction in Strategy Value	$1,250 / $50,500 = 2.48%	$1,250 / $50,500 = 2.48%
Proportional Reduction in Investment Base	$50,000 x .0248 = $1,240	$50,000 x .0248 = $1,240
Remaining Investment Base after Day 146 Withdrawal	$50,000 - $1,240 = $48,760	$50,000 - $1,240 = $48,760

Impact of $3,500 Withdrawal on Day 219 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Day 146 Withdrawal	$48,760	$48,760
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	970	970
Negative Index Change	(970 - 1000) / 1000 = -3.00%	(970 - 1000) / 1000 = -3.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-3.00%	N/A
Buffer on Day 219 of Term	N/A	10% x (365-146)/365 = 6.00% Buffer
Negative Index Change Absorbed by Buffer	N/A	Entire -3% Index Change
Negative Index Change after Buffer	N/A	0.00%
Vested Loss as Percentage	-3.00% x 100% = 3.00% Vested Loss	0.00% Vested Loss
Vested Loss in Dollars	$48,760 x 3.00% = $1,463 Vested Loss	$0 Vested Loss
Strategy Value before Withdrawal	$48,760 - $1,463 = $47,297	$48,760 - $0 = $48,760
Amount Withdrawn*	$1,723	$1,777
Percentage Reduction in Strategy Value	$1,723 / $47,297 = 3.64%	$1,777 / $48,760 = 3.64%
Proportional Reduction in Investment Base	$48,760 x .0364 = $1,775	$48,760 x .0364 = $1,775
Remaining Investment Base after Day 219 Withdrawal	$48,760 - $1,775 = $46,985	$48,760 - $1,775 = $46,985

Impact of $4,000 Withdrawal on Day 292 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Day 219 Withdrawal	$46,985	$46,985
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	1150	1150
Positive Index Change	(1150 - 1000) / 1000 = 15.00%	(1150 - 1000) / 1000 = 15.00%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	12.00%	14.00%
Vesting Factor in Month 8	50%	50%
Vested Gain as a Percentage	12.00% x 50% = 6.00% Vested Gain	14.00% x 50% = 7.00% Vested Gain

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Vested Gain in Dollars	$46,985 x 6.00% = $2,819 Vested Gain	$46,985 x 7.00% = $3,289 Vested Gain
Strategy Value before Withdrawal	$46,985 + $2,819 = $49,804	$46,985 + $3,289 = $50,274
Amount Withdrawn*	$1,991	$2,009
Percentage Reduction in Strategy Value	$1,991 / $49,804 = 4.00%	$2,009 / $50,274 = 4.00%
Proportional Reduction in Investment Base	$46,985 x .0400 = $1,879	$46,985 x .0400 = $1,879
Remaining Investment Base after Day 292 Withdrawal	$46,985 - $1,879 = $45,106	$46,985 - $1,879 = $45,106

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Day 292 Withdrawal	$45,106	$45,106
Index Value at Term Start	1000	1000
Index Value at Term End	860	860
Negative Index Change	(860 - 1000) / 1000 = -14.00%	(860 - 1000) / 1000 = -14.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer at End of Term	N/A	10% Buffer
Negative Index Change Absorbed by Buffer	N/A	-10.00%
Negative Index Change after Buffer	N/A	-14.00% - (-10.00%) = -4.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-4.00% x 100% = 4.00% Vested Loss
Vested Loss in Dollars	$45,106 x 10.00% = $4,511 Vested Loss	$45,106 x 4.00% = $1,804 Vested Loss
Strategy Value at Term End	$45,106 - $4,511 = $40,595	$45,106 - $1,804 = $43,302

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, on Day 219 the total value of all Indexed Strategies immediately before the withdrawal was $96,057 ($47,297 + $48,760). The S&P 500 Growth Strategy value was 49.24% of that total value ($47,297 / $96,057 = 49.24%), so 49.24% of the $3,500 withdrawal ($1,723) was taken from it. The S&P 500 Buffer Strategy value was 50.76% of that total value ($48,760 / $96,057 = 50.76%), so 50.76% of the $3,500 withdrawal ($1,777) was taken from it.

In this example, on Day 292 the total value of all Indexed Strategies immediately before the withdrawal was $100,078 ($49,804 + $50,274). The S&P 500 Growth Strategy value was 49.77% of that total value ($49,804 / $100,078 = 49.77%), so 49.77% of the $4,000 withdrawal ($1,991) was taken from it. The S&P 500 Buffer Strategy value was 50.23% of that total value ($50,274 / $100,078 = 50.23%), so 50.23% of the $4,000 withdrawal ($2,009) was taken from it.

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $45,559 ($4,964 total withdrawals plus the $40,595 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $45,000 ($50,000 Investment Base minus $5,000 loss ($50,000 x -10.00%)).

The amount realized of $45,561 exceeds this hypothetical Strategy value of $45,000 because:

•	the gains at the time of the $1,250 and $1,991 withdrawals caused the reductions in the Investment Base to be less than the actual amounts withdrawn ($1,250 - $1,240 = $10 and $1,991 - $1,879 = $112);

•	the loss at the time of the $1,723 withdrawal caused the reduction in the Investment Base to be greater than the actual amount withdrawn ($1,723 - $1,775 = -$52); and

•	the subsequent loss at the term end was calculated on a smaller Investment Base, which caused that loss to be less than the hypothetical loss ($5,000 - $4,511 = $489).

The result for the S&P 500 Growth Strategy ($10 + $112 - $52 + $489 = $559) is equal to the difference between the amount realized and the hypothetical Strategy value ($45,559 - $559 = $45,000).

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $48,338 ($5,036 total withdrawals plus the $43,302 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $48,000 ($50,000 Investment Base minus $2,000 loss ($50,000 x -4.00%)). This hypothetical Strategy value is lower than the amount realized for the same reasons described above for the S&P 500 Growth Strategy.

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Your investment in the S&P 500 Buffer Strategy outperformed the S&P 500 Growth Strategy by $2,779 in this example. The amount you realized under the Buffer Strategy ($48,338) exceeds the amount you realized under the Growth Strategy ($45,559) for three reasons: (1) at the time of the Day 219 withdrawal, the Buffer absorbed all of the negative Index Change of -3.00%, while the Maximum Loss did not absorb any of the negative Index Change, thus resulting in more of the withdrawal being taken from the Buffer Strategy’s value even though the Investment Base of both strategies was reduced by the same amount, (2) at the time of the Day 292 withdrawal, the Index Change exceeded the Maximum Gain of both the Buffer Strategy and the Growth Strategy, but the Buffer Strategy had a higher Maximum Gain than the Growth Strategy, resulting in more of the withdrawal being taken from the Buffer Strategy’s value even though the Investment Base of both strategies was reduced by the same amount, and (3) at the end of the Term, the Buffer absorbed more of the negative Index Change (10 percentage points of the -14.00% change) than the Maximum Loss absorbed (4 percentage points of the -14.00% change), thus reducing the Strategy value of the Growth Strategy to a greater extent.

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APPENDIX C: EXAMPLES - AMOUNT AVAILABLE FOR WITHDRAWAL

The following examples are intended to help you understand the amount that may be available for withdrawal in different market environments.

Example A: Amount Available for a Withdrawal When Index Rises

This example assumes:

•	you allocate a $50,000 Purchase Payment to the S&P 500 Growth/-10% Floor Strategy and a $50,000 Purchase Payment to the S&P 500 10% Buffer Strategy;

•	the Contract Effective Date and the Term Start Date are both April 6, 2026;

•	the Maximum Gain for the initial Term of the S&P 500 Growth Strategy is 12% and the S&P 500 Buffer Strategy is 14%;

•	you request a $10,000 withdrawal on Day 146 of the Term (August 30, 2026);

•	you do not take any other withdrawals during the initial Term; and

•	the Term End Date is April 6, 2027.

Term Start Date - April 6, 2026	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Strategy Value	$50,000	$50,000	See Footnote 1 below.
Investment Base	$50,000	$50,000	See Footnote 1 below.
Maximum Gain for Term	Gain of 12%	Gain of 14%	See Footnote 2 below.
Index Value	1900	1900
Withdrawal Date - August 30, 2026
Index Value	1976	1976
Positive Index Change	4.00%	4.00%	See Footnote 3 below.
Positive Index Change Limited by Maximum Gain	4.00%	4.00%	See Footnote 4 below.
Vesting Factor on Day 146	25%	25%	See Footnote 5 below.
Vested Gain as a Percentage	1.00%	1.00%	See Footnote 6 below.
Vested Gain in Dollars	$500	$500	See Footnote 6 below.
Strategy Value before Withdrawal	$50,500	$50,500	See Footnote 7 below.
Amount of Withdrawal Requested	$10,000	$10,000
Free Withdrawal Allowance	$5,000	$5,000	See Footnote 8 below.
Early Withdrawal Charge	$435	$435	See Footnote 9 below.
Total Amount Withdrawn	$10,435	$10,435	See Footnote 10 below.
Percentage Reduction in Strategy Value	20.66%	20.66%	See Footnote 11 below.
Proportional Reduction in Investment Base	$10,330	$10,330	See Footnote 11 below.
Remaining Investment Base after Withdrawal	$39,670	$39,670	See Footnote 12 below.
Strategy Value after Withdrawal	$40,065	$40,065	See Footnote 13 below.
Term End Date - April 6, 2027
Index Value	2033	2033
Positive Index Change	7.00%	7.00%	See Footnote 14 below.
Positive Index Change Limited by Maximum Gain	7.00%	7.00%	See Footnote 15 below.
Vesting Factor at Term End	100%	100%	See Footnote 16 below.
Vested Gain as a Percentage	7.00%	7.00%	See Footnote 17 below.
Remaining Investment Base after Withdrawal	$39,670	$39,670	See Footnote 12 below.
Vested Gain in Dollars	$2,777	$2,777	See Footnote 17 below.
Strategy Value at Term End	$42,447	$42,447	See Footnote 18 below.

Footnote 1. On the Term Start Date, the Strategy value is equal to the amount applied to the Strategy on the Term Start Date. The amount applied on the Term Start Date is also the beginning Investment Base.

Footnote 2. The Maximum Gain is the largest positive Index Change for a Term taken into account to determine the Vested Gain. In this example, the Maximum Gain is 12% (for the Growth Strategy) or 14% (for the Buffer Strategy), which means it will not affect the calculation of Vested Gain unless the Index goes up more than 12% or 14%, respectively.

Footnote 3. The Index Change is equal to the percentage change in the Index Value measured from the Term Start Date to the withdrawal date.

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Formula	(Index Value on withdrawal date - Index Value on Term Start Date) / Index Value on Term Start Date
Calculation	(1976 - 1900) / 1900 = 4.00%

Footnote 4. In this example, the Index Change on the withdrawal date is not limited by the Maximum Gain because the Index did not go up more than 12% for the Growth Strategy or 14% for the Buffer Strategy.

Footnote 5. A Vesting Factor limits the portion of a positive Index Change that is taken into account to determine the Vested Gain. The Vesting Factor for a positive Index Change varies depending on the day of the Term. The Vesting Factor for a positive Index Change on any date within the first six months of a Term is 25%. The Vesting Factor for a positive Index Change on any date within the final six months of a Term (but before the Final Market Day of the Term) is 50%. The Vesting Factor for a positive Index Change on the final Market Day of the Term (or any date after that when the Vested Gain for the Term is calculated) is 100%. In this example, the Vesting Factor is 25% because the withdrawal date is a date within the first six months of the Term.

Footnote 6. When there is a positive Index Change, we use the following formulas to calculate the Vested Gain.

Formula	Index Change limited by Maximum Gain x Vesting Factor = Vested Gain percentage
Calculation	4.00% x 25% = 1.00%

Formula	Remaining Investment Base for the current Term x Vested Gain percentage = Vested Gain in dollars
Calculation	$50,000 x 0.0100 = $500

Footnote 7. In this example, there is a Vested Gain on the withdrawal date and you have not taken any withdrawals before that date. This means the Strategy value on the withdrawal date is the Investment Base plus the Vested Gain as of that date.

Formula	Investment Base + Vested Gain = Strategy value
Calculation	$50,000 + $500 = $50,500

Footnote 8. The Free Withdrawal Allowance (FWA) for the first Contract Year is 10% of the Purchase Payment. The FWA for each subsequent Contract Year is 10% of the Account Value as of the most recent Contract Anniversary.

Formula	Purchase Payment x 10% = FWA for first Contract Year
Calculation	$50,000 x 0.10 = $5,000

Footnote 9. The Early Withdrawal Charge that would apply to your withdrawal is equal to the amount subject to the charge multiplied by the Early Withdrawal Charge rate (EWC rate). The amount subject to the charge includes the charge itself. The amount subject to the charge does not include the FWA. The EWC rate depends on the Contract Year. In this example, the withdrawal occurs in the first Contract Year, when the EWC rate is 8%. The Early Withdrawal Charge rate declines after each of the first seven Contract Years. There is no Early Withdrawal Charge after Contract Year 7.

Formula	[(Requested withdrawal - FWA) x EWC rate] / (1.00 - EWC rate) = Early Withdrawal Charge
Calculation	[($10,000 - $5,000) x 0.08] / (1.00 - 0.08) = $5,000 x 0.08 / 0.92 = $400 / 0.92 = $435

Footnote 10. When you request a withdrawal, you receive the amount you requested. If an Early Withdrawal Charge applies, we also withdraw an amount equal to the charge. This means that the total amount withdrawn from your annuity is equal to the amount you requested plus the applicable Early Withdrawal Charge.

Formula	Requested withdrawal + Early Withdrawal Charge = total amount withdrawn
Calculation	$10,000 + $435 = $10,435

Footnote 11. When you take a withdrawal, the portion of the Investment Base taken to pay for the withdrawal is proportional to the reduction in the value of the Indexed Strategy due to the withdrawal. If there is a Vested Gain as of the withdrawal date, the reduction in the Investment Base will be less than the total amount withdrawn. This difference occurs because your withdrawal is credited with a proportionate share of the Vested Gain.

Formula	Total amount withdrawn / Strategy value before withdrawal = percentage reduction in Strategy value
Calculation	$10,435 / $50,500 = 20.66%

Formula	Investment Base before withdrawal x percentage reduction in Strategy value = proportional reduction in Investment Base
Calculation	$50,000 x 0.2066 = $10,330

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Footnote 12. On the withdrawal date after the withdrawal, the remaining Investment Base is equal to the Investment Base before the withdrawal minus the proportional reduction in the Investment Base for the withdrawal.

Formula	Investment Base before withdrawal - proportional reduction in Investment Base for withdrawal = Investment Base after withdrawal
Calculation	$50,000 - $10,330 = $39,670

Footnote 13. On the withdrawal date, the Strategy value after the withdrawal is equal to Strategy value before the withdrawal minus the total amount withdrawn.

Formula	Strategy value before withdrawal - total amount withdrawn = Strategy value after withdrawal
Calculation	$50,500 - $10,435 = $40,065

Footnote 14. The Index Change on the Term End Date is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date.

Formula	(Index Value on Term End Date - Index Value on Term Start Date) / Index Value on Term Start Date
Calculation	(2033 - 1900) / 1900 = 7.00%

Footnote 15. In this example, the Index Change on the Term End Date is not limited by the Maximum Gain because the Index did not go up more than 12% for the Growth Strategy or 14% for the Buffer Strategy.

Footnote 16. The Vesting Factor for a positive Index Change on the Term End Date is 100%.

Footnote 17. When there is a positive Index Change, we use the following formulas to calculate the Vested Gain.

Formula	Index Change limited by Maximum Gain x Vesting Factor = Vested Gain percentage
Calculation	7.00% x 100% = 7.00%

Footnote 18. In this example, there is a Vested Gain on the Term End Date and you have taken a $10,000 withdrawal during the Term. This means the Strategy value on that date is the remaining Investment Base on the Term End Date plus the Vested Gain as of that date.

Formula	Remaining Investment Base on Term End Date + Vested Gain = Strategy value on Term End Date
Calculation	$39,670 + $2,777 = $42,447

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Example B: Amount Available for a Withdrawal When Index Falls

This example assumes:

•	you allocate a $50,000 Purchase Payment to the S&P 500 Growth/-10% Floor Strategy and a $50,000 Purchase Payment to the S&P 500 10% Buffer Strategy;

•	the Contract Effective Date and the Term Start Date are both April 6, 2026;

•	you request a $10,000 withdrawal on Day 146 of the Term (August 30, 2026);

•	you do not take any other withdrawals during the initial Term; and

•	the Term End Date is April 6, 2027.

Term Start Date - April 6, 2026	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Strategy Value	$50,000	$50,000	See Footnote 1 below.
Investment Base	$50,000	$50,000	See Footnote 1 below.
Maximum Loss for Term	Loss of 10%	N/A	See Footnote 2 below.
End of Term Buffer	N/A	10% Buffer	See Footnote 3 below.
Index Value	1900	1900
Withdrawal Date - August 30, 2026
Index Value	1786	1786
Negative Index Change	-6.00%	-6.00%	See Footnote 4 below.
Negative Index Change Limited by Maximum Loss	-6.00%	N/A	See Footnote 5 below.
Buffer on Day 146	N/A	4.00% Buffer	See Footnote 6 below.
Vested Loss as a Percentage	-6.00%	-2.00%	See Footnote 7 below.
Vested Loss in Dollars	-$3,000	-$1,000	See Footnote 7 below.
Strategy Value before Withdrawal	$47,000	$49,000	See Footnote 8 below.
Amount of Withdrawal Requested	$10,000	$10,000
Free Withdrawal Allowance	$5,000	$5,000	See Footnote 9 below.
Early Withdrawal Charge	$435	$435	See Footnote 10 below.
Total Amount Withdrawn	$10,435	$10,435	See Footnote 11 below.
Percentage Reduction in Strategy Value	22.20%	21.30%	See Footnote 12 below.
Proportional Reduction in Investment Base	$11,100	$10,650	See Footnote 12 below.
Remaining Investment Base after Withdrawal	$38,900	$39,350	See Footnote 13 below.
Strategy Value after Withdrawal	$36,565	$38,565	See Footnote 14 below.
Term End Date - April 6, 2026\7
Index Value	1748	1748
Negative Index Change	-8.00%	-8.00%	See Footnote 15 below.
Negative Index Change Limited by Maximum Loss	-8.00%	N/A	See Footnote 16 below.
Negative Index Change Limited by Buffer	N/A	0.00%	See Footnote 17 below.
Vested Loss Percentage	-8.00%	0.00%	See Footnote 18 below.
Remaining Investment Base	$38,900	$39,350	See Footnote 13 below.
Vested Loss in Dollars	$3,112	$0	See Footnote 18 below.
Strategy Value at Term End	$35,788	$39,350	See Footnote 19 below.

Footnote 1. On the Term Start Date, the Strategy value is equal to the amount applied to the Strategy on the Term Start Date. The amount applied on the Term Start Date is also the beginning Investment Base.

Footnote 2. The Maximum Loss is the largest negative Index Change for a Term taken into account to determine the Vested Loss for Growth Strategies. In this example, the Maximum Loss is 10%, which means it will not affect the calculation of Vested Loss unless the Index goes down more than 10%.

Footnote 3. The Buffer is the portion of a negative Index Change for a Term that is disregarded when determining a Vested Loss for a Buffer Strategy. The Buffer varies depending on the day of the Term. Once the final Market Day of the Term has been reached, the Buffer is 10%. Before the final Market Day, the Buffer is:

10% x 365 – N

365

77

where N is equal to the number of days remaining until the final Market Day of the Term.

Footnote 4. The Index Change is equal to the percentage change in the Index Value measured from the Term Start Date to the withdrawal date.

Formula	(Index Value on withdrawal date - Index Value on Term Start Date) / Index Value on Term Start Date
Calculation	(1786 - 1900) / 1900 = -6.00%

Footnote 5. In this example, the negative Index Change on the withdrawal date is not limited by the Maximum Loss because the Index did not go down more than 10%.

Footnote 6. In this example, only a portion of the negative Index Change on the withdrawal date is limited by the Buffer because the Index went down more than 4.00%.

Footnote 7.

Vested Loss – Growth Strategies: When there is a negative Index Change, we use the following formulas to calculate the Vested Loss for Growth Strategies.

Formula	Index Change limited by Maximum Loss = Vested Loss percentage
Calculation	-6.00% = -6.00%

Formula	Remaining Investment Base for the current Term x Vested Loss percentage = Vested Loss in dollars
Calculation	$50,000 x -0.0600 = -$3,000

Vested Loss – Buffer Strategies: When there is a negative Index Change, we use the following formulas to calculate the Vested Loss for Buffer Strategies.

Formula	Index Change limited by Buffer = Vested Loss percentage
Calculation	-6.00% Index Change – (-4.00%) Buffer = -2.00%

Formula	Remaining Investment Base for the current Term x Vested Loss percentage = Vested Loss in dollars
Calculation	$50,000 x -0.0200 = -$1,000

Footnote 8. In this example, there is a Vested Loss on the withdrawal date and you have not taken any withdrawals before that date. This means the Strategy value on the withdrawal date is the Investment Base, minus the Vested Loss as of that date.

Formula	Investment Base - Vested Loss = Strategy value
Calculation	For Growth Strategy: $50,000 - $3,000 = $47,000
For Buffer Strategy: $50,000 - $1,000 = $49,000

Footnote 9. The Free Withdrawal Allowance (FWA) for the first Contract Year is 10% of the Purchase Payment. The FWA for each subsequent Contract Year is 10% of the Account Value as of the most recent Contract Anniversary.

Formula	Purchase Payment x 10% = FWA for first Contract Year
Calculation	$50,000 x 10% = $5,000

Footnote 10. The Early Withdrawal Charge that would apply to your withdrawal is equal to the amount subject to the charge multiplied by the Early Withdrawal Charge rate (EWC rate). The amount subject to the charge includes the charge itself. The amount subject to the charge does not include the FWA. The EWC rate depends on the Contract Year. In this example, the withdrawal occurs in the first Contract Year, when the EWC rate is 8%. The Early Withdrawal Charge rate declines after each of the first seven Contract Years. There is no Early Withdrawal Charge after Contract Year 7.

Formula	[(Requested withdrawal - FWA) x EWC rate] / (1.00 - EWC rate) = Early Withdrawal Charge
Calculation	[($10,000 - $5,000) x 0.08] / (1.00 - 0.08) = $5,000 x 0.08 / 0.92 = $400 / 0.92 = $435

Footnote 11. When you request a withdrawal, you receive the amount you requested. If an Early Withdrawal Charge applies, we also withdraw an amount equal to the charge. This means that the total amount withdrawn from your annuity is equal to the amount you requested plus the applicable Early Withdrawal Charge.

Formula	Requested withdrawal + Early Withdrawal Charge = total amount withdrawn
Calculation	$10,000 + $435 = $10,435

78

Footnote 12. When you take a withdrawal, the portion of the Investment Base taken to pay for the withdrawal is proportional to the reduction in the value of the Indexed Strategy due to the withdrawal. If there is a Vested Loss as of the withdrawal date, the reduction in the Investment Base will be more than the total amount withdrawn. This difference occurs because your withdrawal is charged with a proportionate share of the Vested Loss.

Formula	total amount withdrawn / Strategy value before withdrawal = percentage reduction in Strategy value
Calculation	For Growth Strategy: $10,435 / $47,000 = 22.20%
For Buffer Strategy: $10,435 / $49,000 = 21.30%

Formula	Investment Base before withdrawal x percentage reduction in Strategy value = proportional reduction in Investment Base
Calculation	For Growth Strategy: $50,000 x 0.2220 = $11,100
For Buffer Strategy: $50,000 x 0.2130 = $10,650

Footnote 13. On the withdrawal date, the remaining Investment Based after the withdrawal is equal to the Investment Base before the withdrawal minus the proportional reduction in the Investment Base for the withdrawal.

Formula	Investment Base before withdrawal - proportional reduction in Investment Base for withdrawal = Investment Base after withdrawal
Calculation	For Growth Strategy: $50,000 - $11,100 = $38,900
For Buffer Strategy: $50,000 - $10,650 = $39,350

Footnote 14. On the withdrawal date, the Strategy value after the withdrawal is equal to the Strategy value before the withdrawal minus the total amount withdrawn.

Formula	Strategy value before withdrawal - total amount withdrawn = Strategy value after withdrawal
Calculation	For Growth Strategy: $47,000 - $10,435 = $36,565
For Buffer Strategy: $49,000 - $10,435 = $38,565

Footnote 15. The Index Change on the Term End Date is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date.

Formula	(Index Value on Term End Date - Index Value on Term Start Date) / Index Value on Term Start Date
Calculation	(1748 - 1900) / 1900 = -8.00%

Footnote 16. For the Growth Strategy, in this example, the negative Index Change on the Term End Date is not limited by the Maximum Loss because the Index did not go down more than 10%.

Footnote 17. For the Buffer Strategy, in this example, the entire negative Index Change on the Term End Date is limited by the Buffer because the Index went down less than 10%.

Footnote 18.

Vested Loss – Growth Strategies: When there is a negative Index Change, we use the following formula to calculate the Vested Loss percentage for Growth Strategies.

Formula	Index Change limited by Maximum Loss = Vested Loss percentage
Calculation	-8.00% = -8.00%

Formula	Remaining Investment Base for the current Term x Vested Loss percentage = Vested Loss in dollars
Calculation	$38,899 x -0.0800 = -$3,112

Vested Loss – Buffer Strategies: When there is a negative Index Change, we use the following formula to calculate the Vested Loss percentage for Buffer Strategies.

Formula	Index Change limited by Buffer = Vested Loss percentage
Calculation	-8% Index Change > -10% Buffer = 0%

Formula	Remaining Investment Base for the current Term x Vested Loss percentage = Vested Loss in dollars
Calculation	$39,352 x 0.0000 = $0

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Footnote 19. In this example, there is a Vested Loss on the Term End Date for the Growth Strategy and you have taken a $10,000 withdrawal during the Term. This means the Strategy value on that date is the remaining Investment Base on the Term End Date minus the Vested Loss as of that date.

Formula	Remaining Investment Base on Term End Date - Vested Loss = Strategy value
Calculation	$38,900 - $3,112 = $35,788

In this example, there is no Vested Loss on the Term End Date for the Buffer Strategy and you have taken a $10,000 withdrawal during the Term. This means the Strategy value on that date is the remaining Investment Base on the Term End Date.

Formula	Remaining Investment Base on Term End Date = Strategy value
Calculation	$39,350 = $39,350

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APPENDIX D: STATE VARIATIONS

This prospectus describes the material features of the Contract. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. However, please note that the maximum charge is set forth in this prospectus. If you would like to review a copy of the Contract and any endorsements, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, visit our website at http://www.massmutualascend.com or call us at 1-800-789-6771.

The following information is a summary of material state variations as of the date of this prospectus.

General

For Contracts Issued in Illinois and New Jersey: References to “spouse” have been changed to “spouse or civil union partner.”

Extended Care Waiver Rider. The table below summarizes material state variations related to the rider.

For Contracts Issued in:	Variations in Extended Care Waiver Rider
California	The Waiver of Early Withdrawal Charges for Facility Care or Home Care or Community-Based Services Rider (CA Rider) replaces the Extended Care Waiver Rider. The CA Rider provides a waiver under an expanded set of circumstances. The waiver will apply if, at the time of the withdrawal or Surrender, or within the immediately preceding 90 days, the following conditions are met: (1) the insured is confined in a facility or is receiving, as prescribed by a physician, registered nurse or licensed social worker, home care or community-based services; (2) the insured’s confinement in a facility, the insured’s receipt of home care or community-based services, or any combination thereof has continued for a period of at least 90 consecutive days; and (3) the first day of such 90-day period was at least one year after the contract effective date. Facility includes a skilled nursing facility, a convalescent nursing home, or an extended care facility or a residential care facility or a residential care facility for the elderly. Home care or community-based services includes home health care, adult day care, personal care, homemaker services, hospice services and respite care as defined in the rider. Additional conforming changes have been made including revised and new definitions, and inclusion of a description of circumstances under which the waiver does not apply. The termination provision has been modified to reflect that the rider will not terminate if you transfer or assign an interest in the contract to a person or entity other than the insured.

Connecticut	The conditions under which the waiver applies have been modified. The waiver will apply if at the time of a withdrawal or Surrender or within the immediately preceding 90 days all of the following conditions are met: (1) an insured is confined in a long-term care facility or hospital; and (2) the confinement has continued for a period of at least 90 consecutive days.

Kansas	The conditions under which the waiver applies have been modified. The first day of confinement must be at least 90 days after the contract effective date, rather than one year after the contract effective date.

Massachusetts and Missouri	This waiver rider in not available in Massachusetts or Missouri.

Montana	The definition of medically necessary has been modified and refers to the insured’s physician.

Nebraska	The definition of skilled nursing facility has been modified by adding a licensed practical nurse to the list of persons who may provide nursing services or supervise the provision of nursing services.

New Hampshire	The definition of skilled nursing facility has been modified by changing the phrase “licensed and operated as a skilled nursing facility” to “operated as a skilled nursing facility.”

Pennsylvania

The conditions under which the waiver is available have been modified. The waiver will apply if at the time of a withdrawal or Surrender or within the immediately preceding 90 days all of the following conditions are met: (1) an insured is confined in one or more long-term care facilities, hospital, or a combination of such; (2) the confinement is prescribed by a physician and is medically necessary; (3) the first day of the confinement is at least one year after the contract effective date; and (4) the confinement has continued for a period of at least 90 consecutive days, or has continued for a total of at least 90 days if each successive confinement occurs within six months of the previous confinement and is for the same related medical cause.

The definition of long-term care facility has been modified. The following facilities have been deleted from the list of facilities excluded from that definition: a facility that primarily treats drug addicts and a facility that is a home for the mentally ill. An exclusion provision has been added to clarify that the waiver will not apply if the insured is confined in a long-term care facility or hospital for the treatment of certain types of drug addiction or mental illnesses.

The definition of hospital has been modified by changing the phrase “it maintains, or has access to, medical, diagnostic, and major surgical facilities” to “it maintains, or has access to, medical and diagnostic facilities.”

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For Contracts Issued in:	Variations in Extended Care Waiver Rider
Vermont

The definition of long-term care facility has been modified. The following facilities have been deleted from the list of excluded facilities: a facility that primarily treats drug addicts, a facility that primarily treats alcoholics, and a facility that is a home for the mentally ill.

The definition of physician has been modified by changing the phrase “a person who is licensed in the United States as a medical doctor or a doctor of osteopathy and who is practicing within the scope of his or her license” to “a person who is licensed in the United States who is providing medical care and treatment when such services are provided within the scope of his or her license and provided pursuant to applicable law.”

Washington	The waiver is based on confinement to an extended care facility or hospital rather than a long-term care facility or hospital. Definitions are modified to reflect the new terminology, references to “skilled nursing facility” are changed to “nursing facility” and the related definition is modified. In the definition of nursing facility and hospital, a licensed practical nurse is added to the list of persons who may provide nursing services or supervise the provision of nursing services.

Terminal Illness Waiver Rider. The table below summarizes material state variations related to the rider.

For Contracts Issued in:	Variations in Terminal Illness Waiver Rider
Illinois, Kansas, Washington	As a result of the terminal illness, your life expectancy must be 24 months from the date of death, rather than 12 months.

Kansas	The diagnosis must be rendered 90 days after the contract effective date, rather than one year after the contract effective date.

New Jersey	The requirement related to the timing of the diagnosis does not apply. But the waiver will not be available until at least one year after the contract effective date.

Massachusetts	This waiver rider in not available in Massachusetts.

Pennsylvania

The diagnosis must be rendered after the contract effective date, rather than one year after the contract effective date. But the waiver will not be available until at least one year after the contract effective date.

The waiver is based on a terminal condition as defined in the rider, rather than a terminal illness.

Texas	The diagnosis must be rendered on or after the contract effective date, rather than one year after the contract effective date.

Form of Annuity Payout Benefit

For Contracts Issued in Texas: Payments under a Payout Option are subject to a $50 minimum.

Assignment

For Contracts Issued in Ohio: Subject to the tax qualifications endorsement, if any, you may assign your rights to designate or change a Beneficiary or an Annuitant, to change Owners, or to elect a Payout Option if you make a specific Request in Good Order.

Amendment of the Contract

For Contracts Issued in Florida and Texas: You have the right to reject an endorsement that changes the provisions of this Contract to obtain or retain the intended tax treatment under federal tax law, or to take into account other pertinent laws and governmental regulations and rulings. We will not be responsible for the tax or other consequences of your rejection.

Involuntary Termination

For Contracts Issued in Texas: Our right to terminate this Contract is not tied to the minimum required value. We have the right to terminate this Contract if the Account Value would provide a benefit of less than $20 each month at age 70 under a life payout with payments for at least a fixed period of 10 years.

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APPENDIX E: FINANCIAL INTERMEDIARY VARIATIONS

This appendix describes variations in the practical availability of investment options described in this prospectus which may apply depending on the broker-dealer through which the Contract was sold.

We are unaware of any financial intermediary variations, such as restrictions, limitations, and other differences in the availability of investment options, and/or any contract features and benefits described in this prospectus. Such variations may be imposed by the broker-dealer through which the contract was sold without our knowledge. This means that there may be financial intermediary variations not included in this appendix or otherwise described in this prospectus. Due to the dynamic nature of our business we are unable to obtain information about such unilaterally broker-dealer implemented variations without unreasonable effort or expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional.

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APPENDIX F: INDEX DISCLOSURES

S&P 500® Index

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by MassMutual Ascend Life Insurance Company. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); It is not possible to invest directly in an index. MassMutual Ascend Life Insurance Company Products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the MassMutual Ascend Life Insurance Company’s Products or any member of the public regarding the advisability of investing in securities generally or in MassMutual Ascend Life Insurance Company’s Products particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to MassMutual Ascend Life Insurance Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to MassMutual Ascend Life Insurance Company or the MassMutual Ascend Life Insurance Company’s Products. S&P Dow Jones Indices has no obligation to take the needs of MassMutual Ascend Life Insurance Company or the owners of MassMutual Ascend Life Insurance Company’s Products into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of MassMutual Ascend Life Insurance Company’s Products. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 Index OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MassMutual Ascend Life Insurance Company, OWNERS OF THE MassMutual Ascend Life Insurance Company’s PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 Index OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE MassMutual Ascend Life Insurance Company PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND MassMutual Ascend Life Insurance Company, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® Gold Shares ETF Index

“SPDR” is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard and Poor’s and S&P are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and “SPDR” is a trademark of SPDJI.

S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MASSMUTUAL ASCEND LIFE INSURANCE COMPANY, OWNERS OF MASSMUTUAL ASCEND LIFE INSURANCE COMPANY’S PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM ANY TRADEMARK, SERVICE MARK AND/OR TRADE NAME. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

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iShares® MSCI EAFE ETF Index

The iShares MSCI EAFE ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares MSCI EAFE ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions, or use of the iShares MSCI EAFE ETF or any data related thereto.

iShares® U.S. Real Estate ETF Index

The iShares U.S. Real Estate ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares U.S. Real Estate ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions or use of the iShares U.S. Real Estate ETF or any data related thereto.

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Our form number for the Contract is P1822317NW. Each endorsement or rider also has a separate form number. The form numbers may vary by state. The Securities and Exchange Commission file number for the Contract is 333-278200.

The Contract does not invest in any equity, debt, or other investments.

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The Statement of Additional Information (“SAI”) dated May 1, 2026, includes additional information about the Contract and the Company. The SAI is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy, or to request other information about the Contract or make other inquiries, visit www.massmutualascend.com/RILAcompliancedocuments/Index-Frontier-7, or contact us by calling 1-800-789-6771, or in writing at the following address:

MassMutual Ascend Life Insurance Company

Administrative Office: P.O. Box 5423, Cincinnati OH 45201-5423

Reports and other information about the Company are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier No. C000261636

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MASSMUTUAL ASCEND LIFE INSURANCE COMPANY

Administrative Office: P.O. Box 5423, Cincinnati OH 45201-5423

Street Address: 191 Rosa Parks Street, Cincinnati OH 45202

Policy Administration: 1-800-789-6771

INDEX FRONTIER® 5 ANNUITY

PROSPECTUS DATED MAY 1, 2026

The Index Frontier® 5 annuity is an Individual Index-linked Modified Single Premium Deferred Annuity (the “Contract”) issued by MassMutual Ascend Life Insurance Company® (“MassMutual Ascend Life” or the “Company”). It provides that we will pay Annuity Payout Benefit payments to you in exchange for your Purchase Payments. The Contract is not available for new sales, and has not been offered for new sales since 2024. No additional Purchase Payments can be made. This prospectus describes the features, benefits and risks applicable to existing Contract owners.

The Contract is a modified single premium deferred annuity. You could only make Purchase Payments during the first two months after your Contract Effective Date.

A glossary of defined terms used herein can be found in the Special Terms section starting on page 4 of this prospectus.

The Contract is a complex investment and involves risk, including potential loss of principal and prior earnings. The Contract offers you the opportunity to allocate funds to Indexed Strategies for 1-year periods (a “Term”) and a Declared Rate Strategy (together with the Indexed Strategies, the “Crediting Strategies”). Indexed Strategies provide returns based, in part, on the change in the value of a market Index or the share price of an exchange-traded fund (an “Index”). This Contract does not directly participate in any equity, debt, or other investments. The returns of an Index do not include reinvestment of any dividends.

The Contract currently offers four Conserve Strategies, four Growth Strategies, and one Buffer Strategy.

Each Indexed Strategy provides limited protection from negative Index returns. Any decrease in Index Value during a Term for a Conserve or Growth Strategy is subject to a lower limit called the Maximum Loss, also called a Floor. Any decrease in Index Value during a term for a Buffer strategy is limited to the amount of decrease that exceeds the Buffer.

At the end of a Term:

•	for a Conserve/0% Floor Strategy (a Strategy with a Maximum Loss of 0%), you cannot lose any of your original principal and prior earnings.

•	for a Growth/-10% Floor Strategy (a Strategy with a Maximum Loss of 10%), you could lose up to 10% of your original principal and prior earnings.

•	for a Buffer Strategy (a Strategy with a 10% Buffer), you could lose up to 90% of your original principal and prior earnings.

The Buffer varies depending on the day of the Term. The Buffer at the end of a Term is 10%. Before the end of the Term, the Buffer is calculated daily as a prorated share of the annual 10% Buffer.

Any increase during a Term is subject to an upper limit called the Maximum Gain, also called a Cap, which limits the amount you can earn on an Indexed Strategy. The Maximum Gain can change from one Term to the next, but will never be lower than 1%.

We may stop offering any Indexed Strategy at the end of a Term. One Indexed Strategy will always be available. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%. Unlike a Declared Rate Strategy, no earnings are guaranteed for an Indexed Strategy.

The practical availability of investment options described in this prospectus may vary depending on the broker-dealer through which the Contract was sold. See Appendix E: Financial Intermediary Variations.

Vested Gain or Loss. Each day of a Term, the value of an Indexed Strategy includes the Vested Gain or Loss, if any, since the start of that Term. Vested Gain or Loss is calculated on the remaining Investment Base for that Term. Before the end of a Term, if you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable, you will lock in an Indexed Strategy’s Vested Gain or Loss.

The Vested Gain is the portion of any positive Index Change that we take into account when we calculate the increase in the Strategy value. The Vested Gain is equal to any positive Index Change since the start of the current Term (limited by the Maximum Gain for the Term) multiplied by a Vesting Factor. The Vesting Factor varies depending on the day of the Term. It is 25% for any date within the first half of a Term, 50% for any date within the second half of a Term but before the final Market Day of that Term, and 100% on or after the final Market Day of a Term. Before the final Market Day of a Term, the Vested Gain will always be less than the corresponding positive Index Change and will always be less than the Maximum Gain for a given Indexed Strategy.

The Vested Loss is equal to any negative Index Change since the start of the current Term (after taking into account either the Maximum Loss for each Term or the Buffer, as applicable). You could lose up to 10% of your investment in a Growth/-10% Floor Strategy due to the Vested Loss. Because the 10% Buffer in a Buffer Strategy is prorated, you could lose more than 90% of your investment in a Buffer Strategy. These losses will be greater if you also have to pay an Early Withdrawal Charge, taxes and, if before age 59 1/2, you are subject to a penalty tax. In extreme circumstances, because the Buffer is prorated over the Term, a Buffer strategy could have practically no value near the start of a Term due to the Vested Loss, meaning that you could lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

Declared Rate Strategy. The Declared Rate Strategy earns interest during a Term at a fixed rate we set before that Term begins. The fixed interest rate varies from Term to Term, but will never be less than 1%. Note: The Declared Rate Strategy is not available for Contracts that were issued in Missouri.

See “Appendix A: Investment Options Available Under the Contract” for additional information about each Crediting Strategy.

The Contract is not a short-term investment. The Contract and its Indexed Strategies are not appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first five Contract Years or who plan to take withdrawals from Indexed Strategies before the end of a Term. Withdrawals could result in Early Withdrawal Charges and negative Contract adjustments. Withdrawals could result in taxes, and if you are under age 59 1⁄2, a penalty tax.

If a Contract is purchased as a Tax-Qualified Contract, such as an Individual Retirement Annuity (“IRA”), it does not provide tax deferral benefits beyond those already provided under the Internal Revenue Code. Amounts withdrawn from the Contract may be taxable, and, if you are under age 59 1⁄2, amounts you withdraw from the Contract may also be subject to a 10% federal tax, in addition to any other state and federal income tax payable. Investors should consult with their tax advisor for more information.

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All guarantees under the Contract are the obligations of MassMutual Ascend Life and are subject to the credit worthiness and claims-paying ability of MassMutual Ascend Life.

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The Contract is not insured by the FDIC (Federal Deposit Insurance Corporation) or the NCUSIF (National Credit Union Share Insurance Fund). Although the Contract may be sold through relationships with banks or other financial institutions, the Contract is not a deposit or obligation of, or guaranteed by, such institutions or any federal regulatory agency.

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NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional Information about certain investment products, including index-linked annuities, has been prepared by the Securities and Exchange Commission and is available at Investor.gov.

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This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contract.

SPECIAL TERMS

In this prospectus, the following capitalized terms have the meanings set out below.

ACCOUNT VALUE. The sum of the values of each Crediting Strategy, plus the value of the Purchase Payment Account, if any.

ANNUITANT. The natural person or persons on whose life Annuity Payout Benefit is based.

ANNUITY PAYOUT BENEFIT. A series of periodic payments made under a Payout Option. The terms and conditions are described in the Annuity Payout Benefit section of this prospectus.

ANNUITY PAYOUT INITIATION DATE. The first day of the first payment interval for which payment of an Annuity Payout Benefit is to be made.

BAILOUT RIGHT. A right to withdraw funds from an Indexed Strategy at the end of a Term without an Early Withdrawal Charge because the Maximum Gain set for the next Term is below the Bailout Trigger.

BAILOUT TRIGGER. The Maximum Gain for the next Term of an Indexed Strategy that triggers a waiver of Early Withdrawal Charges under the Bailout Right of an Indexed Strategy.

BENEFICIARY. A person entitled to receive all or part of a Death Benefit that is to be paid under the Contract on account of a death before the Annuity Payout Initiation Date.

BUFFER. The portion of a negative Index Change for a Term that is disregarded when determining a Vested Loss for a Buffer Strategy. The Buffer varies depending on the day of the Term. Once the final Market Day of the Term has been reached, the Buffer is 10%. Before the final Market Day, the Buffer is equal to: 10% x ((365 – N) / 365), where N is equal to the number of days remaining until the final Market Day of the Term.

CONTRACT. The legally binding agreement between you and MassMutual Ascend Life, including applicable endorsements and riders.

CONTRACT ANNIVERSARY. The date in each year that is the annual anniversary of the Contract Effective Date. That date is set out in your Contract Specifications.

CONTRACT EFFECTIVE DATE. The date as of which the initial Purchase Payment is applied to the Contract. That date is set out in your Contract Specifications.

CONTRACT SPECIFICATIONS. The section of your Contract that contains details unique to your Contract.

CONTRACT YEAR. A 12-month period that starts on the Contract Effective Date or on a Contract Anniversary.

CREDITING STRATEGY. A specified method by which interest or gain or loss is calculated for a Term. The Crediting Strategies that are currently available are set out on in “Appendix A: Investment Options Available Under the Contract.”

DEATH BENEFIT. An amount that becomes payable if you die before the Annuity Payout Initiation Date and before the date that the Contract is Surrendered. The terms and conditions are described in the Death Benefit section of this prospectus.

DECLARED RATE. A fixed interest rate set by us for a Term of the Declared Rate Strategy.

DECLARED RATE STRATEGY. A Crediting Strategy that credits interest at a Declared Rate.

EARLY WITHDRAWAL CHARGE. A charge deducted from the Account Value of your Contract if, during the first five Contract Years, you Surrender your Contract or you take a withdrawal (including systematic withdrawals and required minimum distributions) in excess of the Free Withdrawal Allowance. The Early Withdrawal Charge does not apply to a withdrawal that qualifies for the Free Withdrawal Allowance or the amount, if any, that qualifies for another waiver. The Early Withdrawal Charge does not apply to an Annuity Payout Benefit or Death Benefit.

FREE WITHDRAWAL ALLOWANCE. The total amount that may be taken as a withdrawal or Surrendered during a Contract Year without an Early Withdrawal Charge that would otherwise apply. This amount is described in the Free Withdrawal Allowance section of this prospectus. Like any other withdrawal, an amount withdrawn that is covered by the Free Withdrawal Allowance will reduce the value of an Indexed Strategy on a dollar-for dollar basis, and will proportionally reduce the Investment Base of a Strategy.

INDEX. A stock market index or an exchange-traded fund.

INDEX CHANGE. The increase or decrease, if any, in the applicable Index Value over a Term of an Indexed Strategy.

INDEX VALUE. For Indexed Strategies that use the S&P 500 Index, the Index Value is the closing value of the Index. For Indexed Strategies that use the SPDR Gold Shares ETF, the iShares U.S. Real Estate ETF, or the iShares MSCI EAFE ETF, the Index Value is the fund’s closing share price on the NYSE Arca.

INDEXED STRATEGY. A Crediting Strategy that provides a return based, in part, on changes in an Index Value.

INVESTMENT BASE. The amount applied to an Indexed Strategy at the start of a current Term. A withdrawal and any related Early Withdrawal Charge reduces the Investment Base proportionally to the reduction in the value of that Indexed Strategy due to the withdrawal or charge. For example, if a withdrawal reduces the value of an Indexed Strategy by 15%, then it will reduce the Investment Base of that Strategy by 15%.

MARKET CLOSE. The close of the regular or core trading session on the market used to measure a given Indexed Strategy.

MARKET DAY. Each day that all markets that are used to measure available Indexed Strategies are open for regular trading.

MASSMUTUAL ASCEND LIFE (“WE,” “US,” “OUR,” “MMALIC”). MassMutual Ascend Life Insurance Company.

MAXIMUM GAIN. The largest positive Index Change for a Term that is taken into account to determine the Vested Gain for a given Indexed Strategy. We set the Maximum Gain for each Term of an Indexed Strategy before the first day of that Term. For a given Term, we may set a different Maximum Gain for amounts attributable to Purchase Payments received on different dates. The Maximum Gain can also be called a “Cap”.

MAXIMUM LOSS. The most negative Index Change for a Term that is taken into account to determine a Vested Loss for a given Conserve Strategy or Growth Strategy. The Maximum Loss for a Growth Strategy is a loss of 10% and will apply to all Terms of that Growth Strategy. The Maximum Loss for a Conserve Strategy is 0% and will apply to all Terms of that Conserve Strategy. The Maximum Loss can also be called a “Floor”.

OWNER (“YOU,” “YOURS”). The person(s) who possesses the ownership rights under the Contract. If there is more than one Owner, each Owner will be a joint owner of the Contract and each reference to Owner means joint owners.

PAYOUT OPTION. The form in which an Annuity Payout Benefit or Death Benefit may be paid. Standard options are described in the Payout Options section of this prospectus.

PURCHASE PAYMENT. An amount received by us for the Contract. This amount is after the deduction of any fee charged by the person remitting payment and any taxes withheld from the payment.

PURCHASE PAYMENT ACCOUNT. An account where a Purchase Payment is held from the date it is applied to the Contract until the first Strategy Application Date on or after that date.

REQUEST IN GOOD ORDER. Information provided or a request made that is:

•	complete and satisfactory to us;

•	sent to us on our form or in a manner satisfactory to us, which may, at our discretion, be by telephone or electronic means; and

•	received at our administrative office.

Information provided or a request made is complete and satisfactory when we have received: (1) all the information and legal documentation that we require to process the information or the request; and (2) instructions that are sufficiently clear that we do not need to exercise any discretion to process the information or the request. If you have any questions, you should contact us or your registered representative before submitting your request.

STRATEGY APPLICATION DATE. The 6th and 20th days of each month.

SURRENDER. The termination of your Contract in exchange for its Surrender Value.

SURRENDER VALUE. The Account Value minus the Early Withdrawal Charge that would apply on a Surrender of the Contract.

TAX-QUALIFIED CONTRACT. An annuity contract that is intended to qualify for special tax treatment for retirement savings. If your Contract is a Tax-Qualified Contract, the cover page of your Contract includes information about its tax qualification. If your Contract is not a Tax-Qualified Contract, the cover page of your Contract will identify it as a “Nonqualified Annuity.”

TERM. The period for which Contract values are allocated to a given Crediting Strategy, and over which interest or gain or loss is calculated. Each Term is one year long, and will start and end on a Strategy Application Date. A new Term will start on the date that the preceding Term ends.

VESTED GAIN. The portion of any positive Index Change for the Term of an Indexed Strategy that is taken into account when determining the value of that Indexed Strategy. For any day of a Term, the Vested Gain is equal to: (1) any positive Index Change for the Term, but not exceeding the Maximum Gain set for that Term; multiplied by (2) the applicable Vesting Factor for that day; and then multiplied by (3) the remaining Investment Base for that Term.

VESTED LOSS. The portion of any negative Index Change for the Term of an Indexed Strategy that is taken into account when determining the value of that Indexed Strategy. For any day of a Term, the Vested Loss is equal to: (1) any negative Index Change for the Term, after taking into account either the Maximum Loss for each Term of that Indexed Strategy or the Buffer; multiplied by (2) the remaining Investment Base for that Term.

VESTING FACTOR. A factor used to determine a Vested Gain and Loss. Vesting Factors are described in the Vested Gains and Losses section of this prospectus.

OVERVIEW OF THE CONTRACT

Purpose

The MassMutual Ascend Life Index Frontier 5 annuity is an individual modified single premium deferred indexed annuity contract that may help you accumulate retirement savings. The Contract is intended for long-term investment purposes. The Contract is a legal agreement between you as the Owner and MassMutual Ascend Life as the issuing insurance company. In the Contract, in exchange for one or more Purchase Payments made to us, we agree to pay the Annuity Payout Benefit to you. If there is an applicable death before the Annuity Payout Initiation Date, we also agree to pay a Death Benefit. The Contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to access invested funds within a short-term timeframe or frequently.

Like all deferred annuities, the Contract has two periods. During the Accumulation Period (the period prior to the Annuity Payout Initiation Date), the Contract may accumulate earnings on a tax-deferred basis. During the Annuity Payout Period that begins on the Annuity Payout Initiation Date, we will make payments under the applicable Payout Option.

The Contract was not available for sale in all states. The Contract may vary based on the state in which it was delivered. See Appendix D for state variations.

Accumulation Period

During the Accumulation Period, the amounts you contribute can be allocated among any of the then available Crediting Strategies, which include Indexed Strategies and the Declared Rate Strategy, and may accumulate earnings on a tax-deferred basis. Additional information about each Crediting Strategy is available in “Appendix A: Investment Options Available Under the Contract”.

Indexed Strategies

The Company will credit gain or loss at the end of the Term to amounts allocated to an Indexed Strategy based, in part, on the performance of the Index. The Owner bears the risk of any gain or loss on amounts allocated to the Indexed Strategies and could lose a significant amount of money if the Index declines in value.

The Company limits the negative Index Change that is taken into account to determine the Vested Loss for an Indexed Strategy at the end of its Term through the use of a Maximum Loss or a Buffer. The Maximum Loss and Buffer are generally designed to limit the reduction in the value of the Indexed Strategies at the end of a Term.

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The Maximum Loss is the maximum percentage decrease in your Strategy value at the end of the Term if there is a negative Index change. The Maximum Loss can also be called a “Floor”. An Indexed Strategy with a Maximum Loss of 10% limits the loss from any negative Index change to 10% when determining the Strategy value at the end of the Term. An Indexed Strategy with a Maximum Loss of 0% eliminates all loss from any negative Index change when determining the Strategy value at the end of the Term. For example, if the Index return over the Term is -18% and the Maximum Loss is 10%, the value of an Indexed Strategy with a 10% Maximum Loss will decrease by 10% for the Term (the maximum loss allowed under the Floor).

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A Buffer is the negative Index change to be disregarded when determining Strategy value at the end of the Term. An Indexed Strategy with a 10% Buffer means that at the end of a Term, your Strategy value will not be affected by the first 10% of any negative Index change, but your Strategy value will decrease by any negative return in excess of -10%. For example, if the Index return over the Term is -18% the value of an Indexed Strategy with a 10% Buffer will decrease by 8% for the Term (the amount that exceeds the Buffer). Before the end of the Term, the Buffer is calculated daily as a prorated share of the annual 10% Buffer

We may stop offering any Indexed Strategy at the end of a Term; however, we will always offer at least one Indexed Strategy. If the Declared Rate Strategy is no longer available, then we must offer a Conserve/0% Floor Indexed Strategy. Unlike a Declared Rate Strategy, no earnings are guaranteed for an Indexed Strategy.

Maximum Gain. The Company limits the positive Index return used in calculating gain for an Indexed Strategy at the end of its Term with the Maximum Gain. The Maximum Gain for an Indexed Strategy is the largest positive Index Change for a Term that is taken into account to determine the Vested Gain for that Indexed Strategy for that Term. The Maximum Gain can also be called a “Cap”. The Maximum Gain is generally designed to limit the increase in the value of the Indexed Strategies at the end of a Term. For example, if the Maximum Gain for a Term is 5% and the Index Change at the end of that Term is positive 8%, then the Vested Gain for that Term is 5%. For any Indexed Strategy, the Maximum Gain will vary from Term to Term, but will never be less than 1%.

You may earn less than the Index returns with a Maximum Gain.

Declared Rate Strategy

Amounts held under the Declared Rate Strategy are credited with interest daily throughout a Term at a rate we set before that Term begins. This means the interest rate for the Declared Rate Strategy may change for each Term. Each Term of the Declared Rate Strategy is one year long. A Declared Rate may be as low as 1%, but will never be less than any higher guaranteed minimum interest rate set out in the Declared Rate Strategy endorsement to your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. At least 10 days before the next Term starts, we will post the Declared Rate that will apply to the Declared Rate Strategy for that next Term on our website (www.massmutualascend.com).

Annuity Payout Period

The Annuity Payout Period begins when you annuitize your Contract effective on the Annuity Payout Initiation Date. When you annuitize your Contract, we promise to pay a stream of Annuity Payout Benefit payments for the duration of the period selected. Once Annuity Payout Benefit payments start, you can no longer Surrender the Contract or take a withdrawal, no Death Benefit will be payable under your Contract, your Beneficiary designations will no longer apply, and the Crediting Strategies will no longer be available. The amount payable after death, if any, is governed by the Payout Option you select.

Contract Features

Annuity Payout Benefit (see “Annuity Payout Benefit” section on page 42 for more details)

When the Contract is annuitized, we promise to pay a stream of Annuity Payout Benefit payments for the duration of the period selected.

Death Benefit (See “Death Benefit” Section on page 44 for more details)

For no additional cost, the Contract includes a Death Benefit. If you die before the Annuity Payout Initiation Date and before the Contract is Surrendered, we will pay a Death Benefit equal to the greater of (1) the Account Value determined as of the date that the Death Benefit value is determined; or (2) your total Purchase Payment(s) reduced proportionally for all withdrawals, but not including amounts applied to pay Early Withdrawal Charges.

Access to Your Money (See “Cash Benefit” section on page 41 for more details)

You may Surrender your Contract or take a withdrawal from your Contract at any time before the earlier of (1) the Annuity Payout Initiation Date; (2) a death for which the Death Benefit is payable; or (3) the Contract is Surrendered. The right to Surrender or take a withdrawal may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

During the first five Contract Years, an Early Withdrawal Charge will apply unless (a) your withdrawal qualifies for the Free Withdrawal Allowance; or (b) the withdrawal qualifies for a waiver (as explained in the “Early Withdrawal Charge – Early Withdrawal Charge Waiver” section); or (c) the withdrawal is taken under the Bailout Right as described below.

The amount paid upon Surrender is the Surrender Value. A withdrawal from an Indexed Strategy will reduce the Account Value by the amount of the withdrawal, including any taxes and any applicable Early Withdrawal Charge. If you Surrender your Contract or take a withdrawal from an Indexed Strategy on a day that is not the end of a Term, the Strategy value will be calculated using the Vested Gain or Vested Loss., which could result in significant loss.

A withdrawal from an Indexed Strategy will reduce the value of that Strategy on a dollar-for-dollar basis. A withdrawal from an Indexed Strategy during a Term will proportionally reduce the Investment Base used to calculate any subsequent Vested Gain or Loss in that Term.

A withdrawal will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit.

The amount withdrawn or paid on a Surrender is subject to income tax to the extent that it represents Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of a withdrawal may also be subject to an additional 10% federal penalty tax.

We will withdraw funds from your Account Value as of the date on which we receive your Request in Good Order or any later specified effective date. Unless you instruct us otherwise by a Request in Good Order prior to the date of the withdrawal, a withdrawal will be taken in the following order:

•	first proportionally from funds that then qualify for a waiver of the Early Withdrawal Charge pursuant to the Bailout Right; and

•	then proportionally from the Declared Rate Strategies having the shortest Term until the Declared Rate Strategies are exhausted; and

•	then proportionally from Indexed Strategies having the shortest Term.

Free Withdrawal Allowance (See “Free Withdrawal Allowance” section on page 24 for more details)

The Early Withdrawal Charge does not apply to an amount equal to the Free Withdrawal Allowance. For the first Contract Year, the Free Withdrawal Allowance is an amount equal to 10% of the total Purchase Payments received by us. For each subsequent Contract Year, the Free Withdrawal Allowance is equal to 10% of the Account Value as of the most recent Contract Anniversary.

Bailout Right (See “Early Withdrawal Charge” section on page 23 for more details)

We will waive the Early Withdrawal Charge on an amount you withdraw if: (1) you withdraw it at the end of a Term from an Indexed Strategy; and (2) either the Maximum Gain for such Indexed Strategy for the next Term is less than the Bailout Trigger for the current Term, or such Indexed Strategy will not be available for the next Term. If the Bailout Right will apply at the end of a Term, we will notify you at least 30 days before the end of that Term.

Automated Withdrawals (See “Automated Withdrawals” section on page 42 for more details)

You may elect to withdraw money from your Contract under any automated withdrawal program that we offer. Your Account Value must be at least $10,000 in order to make an automated withdrawal election. The minimum amount of each automated withdrawal payment is $100. Automated withdrawals will be taken from the Purchase Payment Account and Indexed Strategies of your Contract in the same order as any other withdrawal. The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first five Contract Years because of the assessment of Early Withdrawal Charges, or who plan to take withdrawals during Indexed Strategy Terms because of the application of the Vesting Factor.

Terminal Illness and Extended Care Waivers (see “Early Withdrawal Charge Waivers” on page 24 for more details)

In states where permitted, for no additional charge we will waive the Early Withdrawal Charge for all withdrawals and on Surrender of the Contract if the Annuitant or Owner is diagnosed with a terminal illness, as defined by the waiver, or is confined to a hospital or other long term care facility, and certain other conditions are met. Withdrawals or a Surrender under these waivers are still subject to adjustments for Vested Gain and Loss and taxes, and if before age 59 1⁄2, a penalty tax.

Tax Treatment (see “Federal Tax Considerations” section on page 53 for more details)

Your Purchase Payments accumulate value on a tax-deferred basis. Your earnings are not taxed until money is withdrawn from the Contract, such as when you make a withdrawal or Surrender under your Contract, or receive an annuity payment from the Contract, or a death benefit is paid.

Adjustment for Vested Gain or Loss

Before the final Market Day of a Term, if you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable, you will be subject to a Contract adjustment that locks in an Indexed Strategy’s Vested Gain or Loss. You could lose a significant amount of money due to this adjustment if amounts are removed from an Indexed Strategy prior to the end of a Term. You could lose up to 10% of your investment in a Growth/-10% Floor Strategy due to the Vested Loss. Because the 10% Buffer in a Buffer Strategy is prorated daily over the Term, you could lose more than 90% of your investment in a Buffer Strategy. This also means that if losses apply when amounts are removed from a Buffer Strategy, such losses would be higher earlier in the Term when a lower percentage of the prorated Buffer is applicable. These losses will be greater if you also have to pay an Early Withdrawal Charge, taxes and, if before age 59 1/2, you are subject to a penalty tax. In extreme circumstances, because the Buffer is prorated over the Term, a Buffer strategy could have practically no value near the start of a Term due to the Vested Loss, meaning that you could lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes.

Early Withdrawal Charge. If you withdraw money from or Surrender your Contract within the first 5 Contract Years, you may be assessed an Early Withdrawal Charge of up to 8% of the amount withdrawn or Surrendered. For example, if you make a withdrawal from or Surrender your Contract within the first 5 Contract Years, you could pay an Early Withdrawal Charge of up to $8,000 on a Contract with an Account Value of $100,000.This loss will be greater if there is a Vested Loss, you also have to pay taxes and, if before age 59 1/2, you are subject to a penalty tax.

Contract Adjustment for Vested Gain and Loss. If before the end of a Term you take a withdrawal from an Indexed Strategy, Surrender or annuitize your Contract, or a Death Benefit becomes payable, you will be subject to an adjustment that locks in the Vested Gain or Loss. Any gain credited to the Strategy to be less than the Maximum Gain for the Strategy and the corresponding positive gain in the Index, and in the event of a Vested Loss, you will not receive the full protection of the Buffer applicable to a Buffer Strategy. This loss will be greater if you also have to pay an Early Withdrawal Charge, taxes and, if before age 59 1⁄2, you are subject to a penalty tax. In extreme circumstances, because the Buffer is prorated over the Term, a Buffer strategy could have practically no value near the start of a Term due to the Vested Loss, meaning that you could lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable. For example, if you allocate $100,000 to a Buffer Strategy with a 1-year Term and Surrender the Contract near the start of the Term, you could lose nearly all of your $100,000 investment.

FEE TABLE CHARGES AND ADJUSTMENTS VESTED GAINS AND LOSSES PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Are There Transaction Charges?	Yes. In addition to Early Withdrawal Fees and adjustments for Vested Gain and Loss, we reserve the right to charge up to $30 annually if you elect to receive Automated Withdrawals. We do not currently charge for Automated Withdrawals.	FEE TABLE CHARGES AND ADJUSTMENTS

Are There Ongoing Fees and Expenses?

Yes.

There is an implicit ongoing fee on Indexed Strategies to the extent that your participation in Index gains is limited by the Company through the Maximum Gain set for an Indexed Strategy. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

There is also an implicit ongoing fee on Indexed Strategies to the extent that Vested Gain before the end of a Term is less than 100% of any positive Index Change (limited by the Maximum Gain). This means that before the end of the Term your returns will be lower than any positive Index returns. In return for accepting this Vesting Factor, you receive some benefit from positive Index Change before the end of the Term.

INDEXED STRATEGIES APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract including loss of principal and previous earnings.

Under the Indexed Strategies, the maximum amount of loss you may experience due to negative Index performance at the end of a Term would be: 90% loss for a 10% Buffer Strategy; 10% loss for a 10% Maximum Loss Strategy; or 0% loss for a 0% Maximum Loss Strategy. Because the 10% Buffer is prorated over the Term, before the end of the Term the risk of loss is greater than 90% for a 10% Buffer Strategy, and is nearly 100% at the start of the Term. We may discontinue offering Indexed Strategies with a Buffer or Maximum Loss, but one Indexed Strategy will always be available. If the Declared Rate Strategy is no longer available, then we must offer at least one Conserve/0% Floor.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?

No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

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Amounts withdrawn from the Contract may result in Early Withdrawal Charges and taxes and, if before age 59 1⁄2, may be subject to a penalty tax.

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Amounts removed from an Indexed Strategy before the end of a Term before will be subject to an adjustment that locks in the existing Vested Gain or Loss. Due to the Vesting Factors that we use to calculate Vested Gains, increase in the value of an Indexed Strategy before the final Market Day of a Term will be less than the corresponding positive Index Change. Because the Buffer in a Buffer Strategy is prorated daily, in the event of a Vested Loss, you will not receive the full protection of the Buffer and when amounts are removed from an Indexed Strategy, such losses would be higher earlier in the Term when a lower percentage of the prorated Buffer is applicable. In extreme circumstances a Buffer strategy could have practically no value near the start of a Term due to the Vested Loss, meaning that you could lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

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Withdrawals from an Indexed Strategy before the end of a Term will proportionally reduce the Investment Base for the Indexed Strategy and this proportional reduction could be larger than the dollar amount of the withdrawal.

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At the end of a Term, ending values of the Strategies for that Term will be reallocated according to your instructions. If you do not send us a reallocation request, your current allocations will automatically continue in the new Term as long as the same Indexed Strategies are available. If an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, we will reallocate that amount to another Crediting Strategy as described in the Strategy Renewal and Reallocations at Term End section of this prospectus.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT CHARGES AND ADJUSTMENTS STRATEGY RENEWAL AND REALLOCATIONS AT TERM END

	RISKS	Location in Prospectus
What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indexed Strategies available under the Contract. Each Indexed Strategy will have its own unique risks. You should review the Indexed Strategies before making an investment decision.

The Maximum Gain will limit positive Index returns (e.g., limited upside). You may earn less than the Index returns with the Maximum Gain.

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The gain for a Term of an Indexed Strategy is limited to the Maximum Gain. For example, if the Index return over the Term is 16% and the Maximum Gain for the Strategy is 10%, the gain for the Term is limited to 10%.

The Maximum Loss or Buffer will limit negative Index returns (e.g., limited protection in the case of market decline).

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The loss for a Term of an Indexed Strategy with a Maximum Loss is limited to the Maximum Loss percentage. For example, if the Index return over the Term is -18% and the Maximum Loss is 10%, the loss for the Term is limited to 10% (the maximum loss).

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The loss for a Term of an Indexed Strategy with a Buffer is limited to the portion of the loss which exceeds the Buffer. For example, if the Index return over the Term is -18% and the Buffer is 10%, the loss for the Term is limited to 8% (the amount that exceeds the Buffer). If a withdrawal is taken from a Buffer Strategy before the end of the Term, the Buffer is prorated. For example, if the Buffer is 10% and a withdrawal is taken 90 days into the 1-year Term, the Buffer is 10% x (90/365) = 2.46.%

Each Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index. This will reduce the Index return for those Indexes and will cause their Index returns to underperform a direct investment in the securities composing the Index.

We set a Declared Rate for each new Term of the Declared Rate Strategy. The Declared Rate may be as low as 1%, but will never be less than any higher minimum set out in the Declared Rate Strategy endorsement to your Contract. You risk the possibility that the Declared Rate for a new Term may be lower than you would find acceptable.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT INDEXED STRATEGIES DECLARED RATE STRATEGY

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to the Company. Any obligations (including obligations under the Indexed Strategies), guarantees, or benefits are subject to the claims paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling 1-800-789-6771.	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

	RESTRICTIONS	Location in Prospectus
Are There Limits on the Investment Options?

Yes.

Purchase Payments.

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Additional Purchase Payments after the Initial Purchase Payment were only permitted during the Purchase Payment period, which ended two months after the Contract Effective Date. The Purchase Payment period for your Contract has closed, and no additional Purchase Payments are permitted.

Transfers and Reallocations.

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You cannot reallocate your value among Crediting Strategies during a Term.

Our right to change the Indexed Strategies or Indexes

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At the end of a Term, we may stop offering any Indexed Strategy at our discretion. We may limit the availability of a Strategy for a Term that would extend beyond the Annuity Payout Initiation Date. All Strategies may not be available in all states. One Indexed Strategy will always be available. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%.

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For each future Term, we may modify the Maximum Gain for any Indexed Strategy. The Maximum Gain for a new Term of an Indexed Strategy may be lower than its Maximum Gain for the current Term and may be as low as 1%. You risk the possibility that the Maximum Gain for a new Term may be lower than you would find acceptable.

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Currently, there are no limitations on the amounts that may be applied to a Crediting Strategy. For future Terms, we may impose minimum or maximum allocations on a given Crediting Strategy.

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We have the right to replace an Index if it is discontinued or we are no longer able to use it, its calculation changes substantially, or we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive. We may do so at the end of a Term or during a Term. If we replace an Index during a Term, we will calculate Vested Gains and Losses using the old Index up until the replacement date. After the replacement date, we will calculate Vested Gains and Losses using the new Index. The performance of the new Index may not be as good as the performance of the old Index. As a result, funds allocated to an Indexed Strategy may earn a return that is lower than the return they would have earned if there had been no replacement.

PURCHASING THE CONTRACT INITIAL STRATEGY SELECTIONS STRATEGY RENEWAL AND REALLOCATIONS AT TERM END INDEX REPLACEMENT APPENDIX E: FINANCIAL INTERMEDIARY VARIATIONS

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on Contract Benefits?

Yes.

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A withdrawal must be at least $500 and cannot reduce the Account Value to less than the Minimum Required Value set out in the Contract Specifications section of your Contract.

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An annuitization cannot occur before the first Contract Anniversary. An annuitization for a fixed period cannot be for less than the Minimum Fixed Period Payout set out in the Contract Specifications section of your Contract. Payment amounts under any option must be at least $50 or such higher amount as we may set from time to time.

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A withdrawal will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Purchase Payment base used to determine the minimum Death Benefit and this proportional reduction could be larger than the dollar amount of the withdrawal.

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The practical availability of investment options may vary depending on the broker-dealer through which the Contract was sold.

CASH BENEFIT ANNUITY PAYOUT BENEFIT DEATH BENEFIT

	TAXES	Location in Prospectus
What Are the Contract’s Tax Implications?	You should consult with a tax professional to determine the tax implications of an investment in and Purchase Payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Generally, withdrawals will be subject to ordinary income tax, and if before age 59 1⁄2, may be subject to a penalty tax.	FEDERAL TAX CONSIDERATIONS

	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?	Although the Contracts are no longer offered for new sales, some investment professionals that sold the Contracts may still receive compensation for selling the Contract to you. The compensation is typically paid as a commission calculated as a percentage of the Purchase Payments received for a Contract. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	DISTRIBUTION OF THE CONTRACTS

Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.	DISTRIBUTION OF THE CONTRACTS

FEE TABLE

The following tables describe the fees, expenses and adjustments that you will pay when you buy, own, Surrender, or take a withdrawal from a Crediting Strategy. Please refer to the Contract Specifications section of your Contract for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses you will pay at the time that you Surrender or make withdrawals from a Crediting Strategy. State premium taxes may also be deducted.

Transaction Expenses	Maximum
Automated Withdrawals	$30 annually
Early Withdrawal Charge (as a percentage of amount withdrawn or Surrendered) (1)	8.00%

(1)

The Early Withdrawal Charge is calculated as a percentage of the amount withdrawn plus any amount needed to cover the Early Withdrawal Fee. If you Surrender your Contract, the amount subject to the Early Withdrawal Charge is your Account Value. We may waive the Early Withdrawal Charge under certain circumstances. See the Charges and Adjustments section of this prospectus for more information about the Early Withdrawal Charge and the circumstances in which it may be waived. The charge decreases to zero after 5 years according to the following schedule:

Contract Year	1	2	3	4	5	6	+
Early Withdrawal Charge Rate	8%	7%	6%	5%	4%	0%

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Indexed Strategy before the expiration of Term.

Contract Adjustments (2)
Adjustment for Vested Gain or Loss Maximum Potential Loss for Conserve Strategy (as a percentage of Strategy value at the start of the Term)	0%
Adjustment for Vested Gain or Loss Maximum Potential Loss for Growth Strategy (as a percentage of Strategy value at the start of the Term)	10%
Adjustment for Vested Gain or Loss Maximum Potential Loss for Buffer Strategy (as a percentage of Strategy value at the start of the Term) (3)	100%

(2)	An adjustment for Vested Gain or Loss will apply if, before the final Market Day of a Term, you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.
(3)

The Buffer in a Buffer Strategy is prorated daily over a Term, and provides almost no protection against loss if, near the start of a Term, you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

In addition to the charges described above, the Maximum Gain may limit the amount you can earn on the Indexed Strategies. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The Contract involves certain risks that you should understand before purchasing it. You should carefully consider your income needs and risk tolerance to determine whether the Contract or a particular Crediting Strategy is appropriate for you. The level of risk you bear and your potential investment performance will differ depending on the Crediting Strategies you choose.

Market Risk

There is a risk of loss of principal and prior earnings due to negative performance of an Index if you allocate your Account Value to an Indexed Strategy. Such a loss may be significant. This risk exists for each Growth Strategy because, at the end of a Term, you agree to absorb any loss in the Index during the Term up to the Maximum Loss of 10%. This risk exists for each Buffer Strategy because, at the end of a Term, you agree to absorb any loss in the Index that exceeds the Buffer. This risk of loss does not exist if you allocate your Account Value to the Declared Rate Strategy or to a Conserve/0% Floor Strategy. If you allocate money to a Growth Strategy, you may lose up to 10% at the end of each Term. If you allocate money to a Growth Strategy over multiple Terms, you may lose up to 10% each Term, which may result in a cumulative loss that is greater than 10%. If you allocate money to a Buffer Strategy, you may lose up to 90% at the end of each Term. If you allocate money to a Buffer Strategy and withdraw it before the end of the Term, because the Buffer is prorated over the Term, you may lose more than 90% because the Buffer is less than 10% until the end of the Term. If you allocate money to a Buffer Strategy over multiple Terms, you may lose up to 90% at the end of each Term, which may result in a cumulative loss that is greater than 90%.

One Indexed Strategy will always be available. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy described in this prospectus may not be available for future Terms. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

The risk of loss of principal will be greater if you allocate money to a Strategy with a more negative Maximum Loss, or less of a Buffer If you choose to Surrender the Contract because of changes in the number and/or type of available Indexed Strategies, your Surrender may be subject to Early Withdrawal Charges, adjustments for Vested Gain or Loss, taxes, and if before age 59 1⁄2, a penalty tax. If you purchase another annuity contract, it may have different features, fees, and risks than this Contract.

Early Withdrawal Risk

Long-Term Nature of Contract

The Contract is a deferred annuity, which means the Annuity Payout Benefit will begin on a future date. The contract is unsuitable as a short-term savings vehicle. We designed the Contract to be a long-term investment that you can use to help build a retirement nest egg and provide income for retirement. The limitations and charges included in the Contract reflect its long-term nature.

The Contract and its Crediting Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first five Contract Years, because of the assessment of Early Withdrawal Charges, or who plan to take withdrawals during Indexed Strategy Terms, because of adjustments for Vested Gain or Loss of an Indexed Strategy. Withdrawals are also subject to the possibility of adverse tax consequences.

Loss of Principal Related to adjustments for Vested Gain or Loss

If, before the end of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable, the Vested Gain or Loss for an Indexed Strategy will be locked in. This will cause any gain credited to the Strategy to be less than both the corresponding positive gain in the Index and the Maximum Gain for the Strategy, and may result in losses in excess of the Buffer applicable to a Buffer Strategy. In extreme circumstances, a Buffer strategy could have practically no value before the end of a Term due to the Vested Loss, meaning that you would lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

Loss of Principal Related to Early Withdrawal Charge

There is also a risk of loss of principal and related earnings if you Surrender your Contract or take a withdrawal during the first five Contract Years and an Early Withdrawal Charge applies. This risk exists for each Strategy because an Early Withdrawal Charge may apply. A withdrawal from any Strategy, including any Conserve/0% Floor Strategy, when an Early Withdrawal Charge applies, will reduce the value of the Strategy. This reduction will occur even if there is a Vested Gain on the date of the withdrawal. An Early Withdrawal Charge may reduce the value of an Indexed Strategy by more than increases in the value of the Indexed Strategy resulting from Vested Gains in the current and prior Terms.

Indexed Strategies Risk

An investment in an Indexed Strategy is not an investment in the Index or in the investments tracked by the Index, and you will not own such investments. Your investment in the Indexed Strategies is subject to the risk of poor performance and can vary depending on the performance of the underlying Indices. Each Indexed Strategy will have its own unique risks, and you should review the available Indexed Strategies carefully before making an investment decision. When you invest in an Indexed Strategy, you will be exposed to certain risks, including the following:

Limits on Positive Index Returns at End of Term

Any increase in the value of an Indexed Strategy over a Term is limited by a Maximum Gain. The Maximum Gain may result in you earning less than the Index Return.

Limits on Positive Index Returns Before End of Term

Before the final Market Day of a Term, any increase in the value of an Indexed Strategy is limited not only by the Maximum Gain, but also by the Vesting Factor, which will be less than 100%. The Vesting Factor limits the portion of the positive change in the Index that we take into account when we calculate the increase in the Strategy value. The Vesting Factor varies depending on the day of the Term. It is 25% for any date within the first half of a Term, and 50% for any date within the second half of a Term but before the final Market Day of that Term. It is 100% only on or after the final Market Day of a Term.

Due to the Vesting Factor, the return on money withdrawn from an Indexed Strategy before the final Market Day of a Term will never fully reflect the corresponding positive Index Change to the date of the withdrawal.

Risks Associated with Point-to-Point Methodology

We measure the Index Change by comparing the Index Value on the first day of the Term to the Index Value on the last day of the Term. In the case of a withdrawal, we measure the Index Change by comparing the Index Value on the first day of the Term to the Index Value on the last Market Close before a withdrawal. This means that if the Index Value is lower on the last day of the period, you may experience negative or flat performance even if the Index experienced gains through some, or most, of the period.

Possibility of Losses Despite Limits on Negative Index Returns

An Indexed Strategy with a Buffer only protects you against losses up to the amount of the Buffer. At the end of a Term, you could lose up to 90% of the money allocated to a 10% Buffer Strategy. In extreme circumstances, because the Buffer is prorated over the Term, a Buffer strategy could have practically no value near the start of a Term due to the Vested Loss, meaning that you could lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable.

An Indexed Strategy with a -10% Floor does not protect you from negative Index performance up to that Floor.

At the end of a Term, we may stop offering any Indexed Strategy in our discretion. We will always off at least one Indexed Strategy. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%.

You also bear the risk that continued negative Index returns may result in the loss of Account Value over multiple Terms. Given that the Floor or Buffer (as applicable) applies only to a single Term, if an Indexed Strategy is credited with losses for multiple Terms, the cumulative loss may far exceed any single Term’s stated limit of the Buffer or Floor.

Limits on Reallocations

You cannot reallocate money among the Crediting Strategies prior to the end of a Term. If you want to take money out of Strategy during a Term, you must take a withdrawal from that Strategy or Surrender your Contract. If you choose to Surrender your Contract or take a withdrawal, your Surrender or withdrawal will be subject to a Vesting Factor and may be subject to Early Withdrawal Charges, and if before age 59 1⁄2, a penalty tax. A withdrawal before the end of a Term will proportionally reduce the Investment Base for an Indexed Strategy and the Death Benefit, and this proportional reduction could be larger than the dollar amount of the withdrawal.

Effect of Surrenders

If you Surrender your Contract at any time during the first five Contract Years and an Early Withdrawal Charge applies, the amount payable will reflect a deduction for the charge. All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. If you Surrender your Contract at the end of a Term, the amount payable will reflect any rise or fall of the applicable Indexes over the Term, applicable Maximum Gain and Maximum Loss, and any Early Withdrawal Charge. If you Surrender your Contract before the end of a Term, in addition to any Early Withdrawal Charge, the amount payable will reflect the current Vested Gain or Loss, which could significantly reduce the amount you receive upon Surrender.

Effect of All Withdrawals

If you take a withdrawal at any time, we will reduce your Account Value by an amount equal to that withdrawal. If you take a withdrawal during the first five Contract Years and an Early Withdrawal Charge applies, we will also reduce your Account Value by the amount of the Early Withdrawal Charge. A reduction in the Account Value will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Purchase Payment base used to determine the minimum Death Benefit and this proportional reduction could be larger than the dollar amount of the withdrawal.

Each withdrawal from an Indexed Strategy, including withdrawals available under the Free Withdrawal Allowance, withdrawals that qualify for a waiver of the Early Withdrawal Charge, withdrawals taken under the Bailout Right, withdrawals under an automated withdrawal program and withdrawals to satisfy a required distribution, will reduce the Strategy value by the dollar amount of the withdrawal and any related Early Withdrawal Charge. A withdrawal or Surrender before the end of the Term will mean that any positive Index Change will be subject to the Vesting Factor, that may reduce Strategy value below what would be available at the end of the Term. Because the Buffer is prorated over the Term, a withdrawal or Surrender before the end of the Term from a Buffer Strategy will also mean that any negative Index Change will not get the full protection of the -10% Buffer.

The Investment Base used to calculate the Strategy value through the end of that Term will be reduced in proportion to the reduction in the Strategy value. This means the dollar amount of the proportional reduction in the Investment Base will be more, maybe significantly more, than the dollar amount of the withdrawal and the Early Withdrawal Charge if the Strategy value immediately before the withdrawal is less than the Investment Base. A reduction in the Investment Base will limit the effect of any rise or fall in the Index for the remainder of the Term.

All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. For a further discussion of the tax treatment of a Surrender or withdrawal, please see the Federal Tax Considerations section on page 53.

Early Withdrawal Charges will reduce Indexed Strategy values and may result in losses that exceed the Maximum Loss or reduce the protection of the Buffer.

Timing of Withdrawals, Surrender, Annuity Payout Initiation Date, or Death Benefit Claim

You should take into consideration the dates on which the Term(s) of your Indexed Strategies end relative to the timing of a withdrawal or Surrender, the Annuity Payout Initiation Date, or the submission of a Death Benefit claim.

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A withdrawal from an Indexed Strategy before the end of a Term, the Surrender or annuitization of the Contract, or the determination of the Death Benefit value of the Contract will lock in the existing Vested Gain or Loss, and, due to the Vesting Factors that we use to calculate Vested Gains, any increase in the value of an Indexed Strategy before the final Market Day of a Term will be less than the corresponding positive Index Change.

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If you take a withdrawal from an Indexed Strategy before the end of a Term, we will immediately reduce the Investment Base for that Indexed Strategy. The reduction will be proportional to the reduction in the Strategy value, which means that the proportional reduction in the Investment Base could be larger than the dollar amount of the withdrawal. Reductions to the Investment Base will have a negative effect on any increases in the Indexed Strategy value for the remainder of that Term, but will reduce any decreases in the Indexed Strategy value for the remainder of that Term. Once the Investment Base for an Indexed Strategy is reduced due to a withdrawal before the end of a Term, it will not increase at any time during the remainder of that Term.

Each withdrawal from an Indexed Strategy before the end of a Term, including withdrawals available under the Free Withdrawal Allowance, withdrawals that qualify for a waiver of the Early Withdrawal Charge, withdrawals taken under the Bailout Right, withdrawals under an automated withdrawal program and withdrawals to satisfy a required distribution, will proportionally reduce the Investment Base.

In order for you to maximize the Vested Gain of an Indexed Strategy, you need to schedule withdrawals, Surrender or annuitize the Contract, or submit a Death Claim to coincide with Term end dates. The Contract is intended for long-term investment purposes and the Contract and its Crediting Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first five Contract Years, because of the assessment of Early Withdrawal Charges, or who plan to take withdrawals during Indexed Strategy Terms, because of adjustments for Vested Gain or Loss of an Indexed Strategy and because of the proration of a Buffer over the Term.

No Ability to Determine Strategy Values in Advance

We will process any withdrawal request at the first Market Close after receipt of your Request in Good Order. This means you will not be able to determine in advance the amount of the proportional reduction in the Investment Base due to the withdrawal. Likewise, you will not be able to determine in advance the amount payable upon Surrender, to be applied to the Annuity Payout Benefit or payable as the Death Benefit.

Changes in Maximum Gain

We set a Maximum Gain for each new Term of an Indexed Strategy. The Maximum Gain for a new Term of an Indexed Strategy may be lower than its Maximum Gain for the current Term and may be as low as 1%. You risk the possibility that the Maximum Gain for a new Term may be lower than you would find acceptable.

Unavailable Indexed Strategies

While we will always offer at least one Indexed Strategy, at the end of a Term we may stop offering any Indexed Strategy and, consequently, an Indexed Strategy you selected may not be available after the end of a Term. An Indexed Strategy you selected also may not be available after the end of a Term due to minimums and maximums that we set. In that case, if you do not withdraw the funds pursuant to your Bailout Right or reallocate them to another Crediting Strategy, then we will reallocate the applicable funds to a default Strategy. The funds allocated to a default Strategy may earn a return that is lower than the return they would have earned if there had been no reallocation, but will not increase the risk of loss of principal and any prior earnings.

Replacement of an Index

We reserve the right to replace an Index if it stops being published, or if an investment fund terminate or stops being traded on a specified market. We reserve the right to replace or adjust an Index if its publication schedule changes, its calculation changes significantly, or there is a significant change in the investment objectives, strategies, or operations of an investment fund. We reserve the right to replace a specified market if it declines in importance.

No Direct Investment in S&P 500 Index

When you allocate money to an Indexed Strategy that uses the S&P 500 Index, you will not be investing in that Index, or in any stock included in that Index. The S&P 500 Index is calculated without taking into account dividends paid on stocks that make up the S&P 500 Index. In addition, because the performance of an S&P 500 Indexed Strategy is linked to the performance of the S&P 500 Index and not the performance of the stocks included in the Index, your return may be less than that of a direct investment in such stocks. In addition, due to the same limitations, your return may be less than that of a direct investment in a fund that tracks the S&P 500 Index.

No Direct Investment in SPDR Gold Shares ETF

When you allocate money to an Indexed Strategy that uses the SPDR Gold Shares ETF, you will not be investing in that exchange-traded fund or in gold. In addition, because the performance of the SPDR Gold Shares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund.

No Direct Investment in an iShares ETF

When you allocate money to an Indexed Strategy that uses the iShares MSCI EAFE ETF or iShares U.S. Real Estate ETF, you will not be investing in that exchange-traded fund, the securities or other assets held by the fund, in any underlying index tracked by the fund, or in the securities or other assets held by such underlying index. In addition, because the performance of an iShares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund.

Divergence of Performance

Because changes in the value of an Indexed Strategy are subject to Maximum Gains and either Maximum Losses or a Buffer, as applicable, and may be subject to a Vesting Factor, the performance of an Indexed Strategy may diverge from the performance of the Index.

Market Risk Related Indexes

Money allocated to an Indexed Strategy that uses the S&P 500 Index is subject to the risk that the market value of the underlying securities that comprise the Index may decline over a Term. Likewise, money allocated to an Indexed Strategy that uses the iShares MSCI EAFE ETF, the iShares U.S. Real Estate ETF, or the SPDR Gold Shares ETF is subject to the risk that the fund’s share price may decline over a Term. The level of the S&P 500 Index and the share prices of the SPDR Gold Shares ETF, iShares MSCI EAFE ETF and the iShares U.S. Real Estate ETF may be volatile. Any such market loss in an amount up to the Maximum Loss or in excess of the Buffer will be reflected in the Indexed Strategy value. For a Growth Strategy, you will absorb any such market loss up to the amount of the Maximum Loss of 10%. For a Buffer Strategy, you will absorb any such market loss to the extent it exceeds the Buffer. This risk applies even if you do not take a withdrawal before the end of a Term.

Geopolitical conflicts could also create economic disruption, including increased market volatility, and presents economic uncertainty. The full impact and duration of these events are difficult to determine in advance. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Strategies.

The historical performance of an Index does not guarantee future results.

S&P 500 Index. The S&P 500® Index is designed to reflect the large-cap sector of the U.S. equity market and, due to its composition, it also represents the U.S. equity market in general. Any positive change in the S&P 500 Index over a Term will be lower than the total return on an investment in the stocks that comprise the S&P 500 Index because such total return will reflect dividend payments on those stocks and the S&P 500 Index will not reflect those dividend payments. More information about the S&P 500 Index is set out in the Indexes section of this prospectus.

The S&P 500 Index is subject to multiple principal investment risks, such as those related to its investments in large-capitalization companies. The S&P 500 Index tracks a subset of the U.S. stock market, which could cause the S&P 500 Index to perform differently from the overall stock market. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. In addition, the S&P 500 Index may, at times, become focused in stocks of a particular market sector, which would subject the S&P 500 Index to proportionately higher exposure to the risks of that sector.

SPDR Gold Shares ETF. The SPDR Gold Shares ETF represents units of beneficial interest in, and ownership of, the SPDR Gold Trust, an exchange traded fund that holds gold bullion. The investment objective of the trust is for the shares to reflect the performance of the price of gold bullion, less the trust’s expenses. The shares are designed to mirror as closely as possible the price of gold, and the value of the shares relates directly to the value of the gold held by the trust, less its liabilities. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. The Gold Shares trade on the NYSE Arca under the symbol GLD. For more information, visit www.spdrgoldshares.com.

The fund is subject to several principal investment risks related to the price of gold. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. Several factors may affect the price of gold, including:

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Global gold supply and demand, which is influenced by such factors as gold’s uses in jewelry, technology, and industrial applications, purchases made by investors in the form of bars, coins, and other gold products, forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold producing countries such as China, the United States and Australia;

•	Global or regional political, economic, or financial events and situations, especially those unexpected in nature;

•	Investors’ expectations with respect to the rate of inflation;

•	Currency exchange rates;

•	Interest rates;

•	Investment and trading activities of hedge funds and commodity funds; and

•	Other economic variables such as income growth, economic output, and monetary policies.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: price risk, passive investment risk, trading market risk, risk of loss, damage, theft, or restriction on access, and risks related to the fund’s ETF structure.

iShares U.S. Real Estate ETF. The iShares U.S. Real Estate ETF is an exchange traded fund that seeks to track the investment results of an index composed of U.S. equities in the real estate sector (Dow Jones U.S. Real Estate Index). This underlying index may include large-, mid- or small-capitalization companies. A significant portion of the underlying index is represented by real estate investment trusts (REITs), but the components are likely to change over time. The share price of the iShares U.S. Real Estate ETF is tied to the performance of the real estate sector. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares U.S. Real Estate ETF is set out in the Indexes section of this prospectus. To learn more about the iShares U.S. Real Estate ETF, visit iShares.com and search ticker symbol IYR.

The fund is subject to several principal investment risks, such as those related to its investments in large-, mid- and small-capitalization U.S. companies in the real estate sector. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of smaller companies (including mid- and small-capitalization companies) may be more volatile and may involve more risk than the securities of larger companies. Smaller companies are also more likely to fail than larger companies. Companies that invest in real estate are highly sensitive to the risks of owning real estate, to general and local economic conditions and developments in the real estate market, and to changes in interest rates. Many companies that invest in real estate utilize leverage (and some may be highly leveraged), which increases investment risk, and could potentially magnify the fund’s losses. Because the fund is an ETF, it is also exposed to the risks associated with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, cybersecurity risk, dividend risk, equity securities risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid-capitalization companies risk, operational risk, passive investment risk, real estate investment risk, risk of investing in the United States, securities lending risk and tracking error risk.

iShares MSCI EAFE ETF. The iShares MSCI EAFE ETF is an exchange traded fund that seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada (MSCI EAFE Index). This underlying index includes stocks from Europe, Australasia, and the Far East. It may include large- or mid-capitalization companies. The share price of the iShares MSCI EAFE ETF is tied to the performance of large- and mid-capitalization developed market equites, excluding the U.S. and Canada. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares MSCI EAFE ETF is set out in the Indexes section of this prospectus. To learn more about the iShares MSCI EAFE ETF, visit iShares.com and search ticker symbol EFA.

The fund is subject to several principal investment risks, such as those related to its investments in large-capitalization and mid-capitalization foreign companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Mid-capitalization companies are also more likely to fail than larger companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Because the fund is an ETF, it is also exposed to the risks associated with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, currency risk, cybersecurity risk, equity securities risk, financials sector risk, geographic risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid-capitalization companies risk, national closed market trading risk, non-U.S. securities risk, operational risk, passive investment risk, reliance on trading partners risk, risk of investing in developed countries, risk of investing in Japan, securities lending risk, structural risk, tracking error risk and valuation risk.

Changes in Declared Rates

We set a Declared Rate for each new Term of the Declared Rate Strategy. The Declared Rate may be as low as 1%, but will never be less than any higher minimum set out in the Declared Rate Strategy endorsement to your Contract. You risk the possibility that the Declared Rate for a new Term may be lower than you would find acceptable.

Unavailable Declared Rate Strategy

At the end of a Term, we may stop offering the Declared Rate Strategy and, consequently, only Indexed Strategies, which may earn 0% for any Term, will be available after the end of the Term. In this case, we will offer at least one Indexed Strategy with a Maximum Loss of 0%. Unlike a Declared Rate Strategy, no earnings are guaranteed for an Indexed Strategy.

Involuntary Termination of Contract

If your Account Value falls below the minimum value of $5,000 for any reason, we may terminate your Contract. For example, we may terminate your Contract if a loss on a Growth/-10% Floor Strategy or a 10% Buffer Strategy causes your Account Value to fall below $5,000.

Regulatory Risk

MassMutual Ascend Life is not an investment company. Neither MassMutual Ascend Life nor the separate account that we established in connection with the Contracts is registered as an investment company under the Investment Company Act of 1940. The protections provided to investors by that Act are not applicable to the Contract.

Insurance Company Risk

No company other than MassMutual Ascend Life has any legal responsibility to pay amounts owed under the Contract. You should look to the financial strength of MassMutual Ascend Life for its claims-paying ability.

Our general account assets fund the guarantees provided in the Contracts. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. We established a non-unitized separate account for the purpose of supporting our obligation to adjust the Indexed Strategy value for Vested Gains and Losses associated with the Indexed Strategies. The assets in the non-unitized separate account are not chargeable with liabilities arising out of any other business that we conduct but may lose value. The non-unitized separate account differs from the unitized separate accounts that support our variable annuity contracts. As a result, unlike the owner of a traditional variable annuity who has a beneficial interest in, and participates in the performance of, the assets of the related unitized separate account, you do not have any interest in or claim on the assets in the non-unitized separate account and you will not participate in any way in the performance of assets held in that account.

Business Disruption and Cybersecurity Risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, intermediaries, and other affiliated or third-party service providers may adversely affect us, our business operations and your Account Value and interfere with our ability to process contract transactions and calculate Account Values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website, impact our ability to calculate Account Values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Account Value. There can be no assurance that we or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your Contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners, impact our ability to calculate Account Value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, and issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. There can be no assurance that we or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes the information about the benefits available under the Contract.

Standard Benefits
Name of Benefit	Purpose	Current Charge	Maximum Charge	Brief Description of Restrictions / Limitations
Death Benefit	Pays a Death Benefit Amount of the greater of (1) the Account Value on the date that the Death Benefit Value is determined or (2) the Purchase Payment(s), reduced proportionately for all withdrawals, but not including amounts applied to pay Early Withdrawal Charges.	No charge	N/A

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Only available during Accumulation Period

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Withdrawals may result in a reduction of the minimum Death Benefit that is greater than the amount of the withdrawal

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If the Death Benefit Value becomes payable before the end of a Term, it will lock in the existing Vested Gain or Loss.

Free Withdrawal Allowance	Allows owner to withdraw some money from the Contract without an Early Withdrawal Charge	No charge	N/A

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Only available during Accumulation Period

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During the first Contract Year, the Free Withdrawal Allowance is 10% of the total Purchase Payments

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After the first Contract Year, the Free Withdrawal Allowance is 10% of the Account Value as of the most recent Contract Anniversary

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Withdrawals will reduce the Contract Value and Death Benefit, perhaps significantly

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Withdrawals from an Indexed Strategy will lock in the existing Vested Gain or Loss

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Withdrawals may be subject to taxes, and if before age 59 1⁄2, may be subject to a 10% federal penalty tax

Bailout Right	Allows owner to withdraw money from an Indexed Strategy at the end of a Term without an Early Withdrawal Charge if the Maximum Gain for the next Term of that Strategy is less than its Bailout Trigger for the current Term or if that Strategy will not be available for the next Term.	No charge	N/A

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Only available during the Accumulation Period

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Each current Term of an Indexed Strategy has its own Bailout Trigger, even if no funds are held under the Indexed Strategy for that Term. The initial Bailout Trigger for each Indexed Strategy is set out in the Contract Specifications. The Bailout Trigger for subsequent Terms is the lesser of the Bailout Trigger for the prior Term or the Maximum Gain set for the current Term

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The Bailout Right only applies to the amount held under the Indexed Strategy for the Term that is ending. It will not apply to amounts held under a different Strategy, or to amounts held under the same Strategy for a Term ending on a different date

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To exercise a Bailout Right, we must receive your Request in Good Order for a Bailout Right withdrawal before the end of the applicable Term

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A withdrawal that qualifies for a waiver under the Bailout Right will reduce the Free Withdrawal Allowance for the current Contract Year

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Withdrawals may be subject to taxes, and if before age 59 1⁄2, may be subject to a 10% federal penalty tax

Extended Care Waiver	Surrender or withdrawal may be made without an Early Withdrawal Charge if the Owner is confined to a qualifying licensed hospital or long-term care facility for at least 90 days	No charge	N/A

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Only available during the Accumulation Period

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First day of confinement must be on or after the first Contract Anniversary

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The confinement must continue for at least 90 consecutive days

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Surrender or withdrawal must be on or after first Contract Anniversary

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Not available in all states

Standard Benefits
Name of Benefit	Purpose	Current Charge	Maximum Charge	Brief Description of Restrictions / Limitations

Terminal Illness Waiver	Surrender or withdrawal may be made without an Early Withdrawal Charge or if the Owner is diagnosed with a terminal illness by a physician	No charge	N/A

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Only available during the Accumulation Period

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The diagnosis must be rendered on or after the first Contract Anniversary

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Surrender or withdrawal must be on or after first Contract Anniversary

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The Owner’s life expectancy must be less than 12 months from the date of diagnosis

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Not available in all states

Automated Withdrawals	Permits automated withdrawals from the Contract	No charge	$30 annually

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Only available during the Accumulation Period

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Automated withdrawals during the first five Contract Years may be subject to an Early Withdrawal Charge

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Automated withdrawals taken before the end of a Term will lock in the existing Vested Gain or Loss.

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Automated withdrawals will reduce the amount available under the Free Withdrawal Allowance

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Automated withdrawals could result in significant loss due to taxes and reduce your ability to take full advantage of any positive Index performance at the end of a Term

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We may discontinue automated withdrawals at any time

CHARGES AND ADJUSTMENTS

Early Withdrawal Charge

We impose an Early Withdrawal Charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses, and to allow us to support higher Declared Rate Strategy interest rates and Indexed Strategy Maximum Gains by investing assets for a longer duration.

The Early Withdrawal Charge applies if, during the first five Contract Years, you take a withdrawal from your Contract or Surrender it. After that, the Early Withdrawal Charge does not apply.

During the first five Contract Years, unless a waiver applies or a withdrawal is made under the Bailout Right, the Early Withdrawal Charge applies to each withdrawal, including withdrawals under an automated withdrawal program and withdrawals taken to satisfy a required distribution. The Early Withdrawal Charge does not apply to Death Benefit payments or Annuity Payout Benefit payments.

An Early Withdrawal Charge reduces your Account Value.

The Early Withdrawal Charge is equal to the amount that is subject to the charge multiplied by the Early Withdrawal Charge rate.

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If you take a withdrawal from your Contract, the amount subject to the charge is the amount you withdraw which includes any amount needed to pay the Early Withdrawal Charge. This means that at your direction either we will subtract the Early Withdrawal Charge from amount paid to you or we will increase the amount withdrawn as needed to cover the charge.

•	If you Surrender your Contract, the amount subject to the charge is your Account Value.

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The amount subject to the charge will not include: (1) the Free Withdrawal Allowance; (2) the amount, if any, that qualifies under the Bailout Right; or (3) the amount, if any, that qualifies for another waiver as described below.

The Early Withdrawal Charge rate depends on how long you own your Contract. The rate schedule is set out below.

Contract Year	1	2	3	4	5	6	+
Early Withdrawal Charge Rate	8%	7%	6%	5%	4%	0%

Example for Surrender. You Surrender your annuity in Contract Year 5 when your Account Value is $100,000. You have already used your Free Withdrawal Allowance for the year and no other exception applies. We take an Early Withdrawal Charge of $4,000 ($100,000 x 0.04) and you receive $96,000.

Example for Withdrawal. You take a $10,000 withdrawal from your annuity in Contract Year 5 when your Account Value is $100,000. You have already used your Free Withdrawal Allowance for the year and no other exception applies. We take an Early Withdrawal Charge of $400 ($10,000 x 0.04) and you receive $9,600.

Similarly, if you instead request that you receive a net amount of $10,000 from your account in the same circumstances, we will treat the Early Withdrawal Charge amount as an additional requested withdrawal subject to an Early Withdrawal Charge. This means that we will “gross up” your requested withdrawal to cover applicable Early Withdrawal Charges (and any income tax withholding). If we assume that no income tax withholding applies, the withdrawal would be grossed up to $10,417, calculated by dividing the net amount requested by 1 minus the Early Withdrawal Charge rate ($10,000 / (1 – 0.04)). The Early Withdrawal Charge would be $417 (4% of the $10,417 withdrawal), and you would receive $10,000 ($10,417-$417).

An Early Withdrawal Charge may apply if you take a withdrawal during the first five Contract Years. That charge will reduce Strategy values, including the value of a Conserve/0% Floor Strategy

Free Withdrawal Allowance

The Free Withdrawal Allowance lets you withdraw some money from your Contract without the imposition of the Early Withdrawal Charge. For the first Contract Year, the Free Withdrawal Allowance is an amount equal to 10% of the total Purchase Payments received by us. For each subsequent Contract Year, the Free Withdrawal Allowance is equal to 10% of the Account Value as of the most recent Contract Anniversary. The Free Withdrawal Allowance is non-cumulative and you may not carry over any unused portion to other Contract Years.

For qualified annuities, the Free Withdrawal Allowance will be large enough to cover your required minimum distribution to age 93. However, if you have used your Free Withdrawal Allowance to facilitate a transfer or rollover, then an Early Withdrawal Charge may apply to a required minimum distribution.

Example. Your Account Value as of the end of Contract Year 3 is $200,000. Your Free Withdrawal Allowance for Contract Year 4 is $20,000 ($200,000 x 0.10). If you take a withdrawal of $50,000 at the beginning of Contract Year 4, the Early Withdrawal Charge will not apply to the first $20,000 of the withdrawal, but will apply to the remaining $30,000 plus the amount needed to pay the Early Withdrawal Charge. If you take another withdrawal later in Contract Year 4, the Early Withdrawal Charge applies to the entire withdrawal plus the amount needed to pay the Early Withdrawal Charge.

Early Withdrawal Charge Waivers

Bailout Right. We will waive the Early Withdrawal Charge on amounts that you withdraw from this Contract at the end of a current Term if the amounts are held under an Indexed Strategy for that Term and either:

•	the Maximum Gain for the next Term of that Strategy is less than its Bailout Trigger for the current Term; or

•	that Strategy will not be available for the next Term.

Each current Term of an Indexed Strategy has its own Bailout Trigger, even if no funds are held under the Indexed Strategy for that Term. If your Contract has multiple Purchase Payments, the Bailout Trigger for one current Term of an Indexed Strategy may be different from the Bailout Trigger for another current Term of the same Indexed Strategy that started on a different date.

The initial Bailout Trigger for each Indexed Strategy is set out in the Contract Specifications. It is less than the Maximum Gain that was set for the initial Term of that Indexed Strategy.

For each subsequent Term, the Bailout Trigger is the lesser of:

•	the Bailout Trigger for the Term that ended on the date the current Term began; or

•	the Maximum Gain set for the current Term.

This means that:

•	if the Maximum Gain is never set below the Bailout Trigger, then the Bailout Trigger will not change; and

•	if the Maximum Gain is ever set below the Bailout Trigger, then the Bailout Trigger will be reduced for the new Term and for each Term that starts on an anniversary of that Term start date.

The Bailout Trigger will never increase from one Term to the next.

Example. The Bailout Trigger for the initial Term of an Indexed Strategy was 6.5%.

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If we set the Maximum Gain for the next Term of that Indexed Strategy at 7.5%, then you will not qualify for a waiver of the Early Withdrawal Charge at the end of the current Term and the Bailout Trigger for that next Term will continue to be 6.5%.

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If we set the Maximum Gain for the next Term of that Indexed Strategy at 5.5%, then you will qualify for a waiver of the Early Withdrawal Charge at the end of the current Term and the Bailout Trigger for that next Term will change to 5.5%.

If this waiver will apply to an Indexed Strategy at the end of a Term, we will notify you in writing at least 30 days before that Term ends. You may elect a withdrawal under the Bailout Right by a Request in Good Order. We must receive your request before the end of the applicable Term.

This waiver will only apply to the amount held under the Indexed Strategy for the Term that is ending. It will not apply to amounts then held under a different Strategy, or to amounts held under the same Strategy for a Term ending on a different date. You may not carry over any unused part of the waiver from one Term to the next.

If you withdraw funds that qualify for a waiver under the Bailout Right, the withdrawal will reduce the Free Withdrawal Allowance for the applicable Contract Year. For example, if the amount you withdraw that qualifies for a waiver under the Bailout Right in Contract Year 4 is more than 10% of your Account Value as of the most recent Contract Anniversary, then no Free Withdrawal Allowance will be available for subsequent withdrawals in Contract Year 4.

Instead of withdrawing amounts that qualify for a waiver under the Bailout Right, you may wish to reallocate those amounts to a different Strategy. A Request in Good Order to reallocate funds must be received by us before the end of the applicable Term.

Extended Care Waiver. (Rider form R1462316NW-Waiver of Early Withdrawal Charges for Extended Care Rider). We will waive the Early Withdrawal Charge that would otherwise apply if you make a Request in Good Order and:

•	your Contract is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital and the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Contract Effective Date; and

•	the confinement has continued for a period of at least 90 consecutive days.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or Surrender. There is no charge for this rider, but it may not be available in all states.

Terminal Illness Waiver. (Rider form R1462416NW-Waiver of Early Withdrawal Charges Upon Terminal Illness Rider). We will waive the Early Withdrawal Charge that would otherwise apply if you make a Request in Good Order and:

•	your Contract is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician and, as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract Effective Date.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or Surrender. There is no charge for this rider, but it may not be available in all states. You do not need to take any action to add this waiver rider.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions. See “Appendix D: State Variations” for information about availability in your state.

Required Minimum Distributions. No special waiver of Early Withdrawal Charges exists for required minimum distributions except as may be offered from time to time under an automated payment program.

Automated Withdrawal Program Charges

Currently, we do not charge a fee to participate in an automated withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the automated withdrawal program. If imposed, the fee will not exceed $30 annually.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations, or administrative positions. See “Appendix D: State Variations” for information about availability in your state.

Premium and Other Taxes

We reserve the right to deduct from the Purchase Payment or Account Value any taxes relating to the Contract paid by us to any government entity (including, but not limited to, premium taxes, additional taxes, and maintenance taxes on insurers, Federal, state and local withholding of income, estate, inheritance, or other taxes required by law from annuity Purchase Payments, and any new or increased taxes on insurers or annuity Purchase Payments that may be enacted into law).

Currently some state governments impose premium taxes, additional taxes, and maintenance taxes on insurers based on annuity Purchase Payments received or applied to an Annuity Payout Benefit. These taxes currently range from zero to 3.5% depending upon the jurisdiction and the tax qualification of the Contract. A federal premium tax has been proposed but not enacted. We may deduct any such premium or other taxes from the Purchase Payments or the Account Value at the time that the tax is imposed. We may also deduct any such tax not previously deducted from the Annuity Payout Value or Death Benefit Value.

We reserve the right to deduct from the Contract for any income taxes that we incur because of the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

Adjustment for Vested Gain or Loss

Before the end of a Term, if you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable, you will be subject to a Contract adjustment that locks in an Indexed Strategy’s Vested Gain or Loss. The purpose of this calculation is to shift any potential investment loss on the Company’s general account assets that support the indexed option guarantees from the Company to you when amounts are removed prematurely from an Indexed Strategy. Each day of a Term, the value of an Indexed Strategy includes the Vested Gain or Loss, if any, since the start of that Term. Vested Gain or Loss is calculated on the remaining Investment Base for that Term.

The Vested Gain equals any positive Index Change since the start of the current Term (but not exceeding the Maximum Gain set for the Term) times the applicable Vesting Factor for that day times the remaining Investment Base for the current Term. The Vesting Factor varies depending on the day of the Term. It is 25% for any date within the first half of a Term, 50% for any date within the second half of a Term but before the final Market Day of that Term, and 100% on or after the final Market Day of a Term. Before the final Market Day of a Term, the Vested Gain will always be less than the corresponding positive Index Change, and will always be less than the Maximum Gain for a given Indexed Strategy.

The Vested Loss equals any negative Index Change since the start of the current Term (after taking into account either the Maximum Loss for each Term or the Buffer, as applicable) times the remaining Investment Base for the current Term. You could lose up to 10% of your investment in a Growth/-10% Floor Strategy due to the Vested Loss. Because the 10% Buffer in a Buffer Strategy is prorated over the Term, you could lose more than 90% of your investment in a Buffer Strategy. This also means that if losses apply when amounts are removed from an Indexed Strategy, such losses would be higher earlier in the Term when a lower percentage of the prorated Buffer is applicable. This loss will be greater if you also have to pay an Early Withdrawal Charge, taxes and, if before age 59 1/2, you are subject to a penalty tax. In extreme circumstances, a Buffer strategy could have practically no value before the end of a Term due to the Vested Loss, meaning that you would lose nearly 100% of your principal and prior earnings in that Strategy if, near the start of the Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable. For example, if you allocate $100,000 to an investment option with a 1-year Term and Surrender the Contract near the start of the Term, you could lose up to $100,000 of your investment.

You may access Vested Gain or Loss information for the Indexed Strategies as of the previous day’s Market Close by calling 1-800-789-6771 or by accessing your account online at www.massmutualascend.com. This value can fluctuate daily, and the current value quoted may differ from the actual value calculated at the time of any transaction.

See “Contract Adjustments” in the Statement of Additional Information for more details, including examples illustrating the operation of the adjustment for Vested Gain or Loss.

PURCHASING THE CONTRACT

You purchased your Contract through a registered representative of a broker-dealer that has a selling agreement with our affiliated underwriter, MM Ascend Life Investor Services, LLC.

Any Owner or Annuitant must have been age 80 or younger on the Contract Effective Date. To determine eligibility, we used the person’s age on his/her last birthday. We made any exceptions with respect to the maximum issue age in our discretion.

The Contract was not available in all states. Your broker-dealer may have imposed conditions on the purchase of the Contract, such as a lower maximum issue age, than we or other selling firms impose. In addition, Selling Broker-Dealers may not have made certain Indexed Strategies readily available. If you have any questions, you should contact your Selling Agent or his or her Selling Broker Dealer.

Purchase Payments

The Contract is a modified single premium annuity contract. You could only make Purchase Payments during the first two months after the Contract Effective Date.

Each Purchase Payment was held in the Purchase Payment Account until it was applied to a Crediting Strategy on a Strategy Application Date. It was credited with interest daily at the annual effective rate set out in your Contract. The Purchase Payment Account was reduced by each withdrawal and related Early Withdrawal Charge taken from the Purchase Payment Account. On each Strategy Application Date, we applied the then current balance of the Purchase Payment Account to the Crediting Strategies you selected.

Unforeseen Processing Delays

We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate values under your Contract, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

A processing delay will not affect the effective date as of which we process transactions, including orders from contract owners, the date that a Term begins or ends, or the values used to process the transaction.

Right to Cancel (Free Look)

You had a limited period after the Contract Effective Date to cancel your Contract without an Early Withdrawal Charge. That period was generally 20 to 30 days after the date you received it. This is known as a “free look.” The right to cancel period may have been longer in some states.

INITIAL STRATEGY SELECTIONS

You made your initial selection of Crediting Strategies in your purchase application. Your initial selection is set out in your Contract Specifications. It applied to your initial Purchase Payment. It also applied to each subsequent Purchase Payment unless you made a Request in Good Order to change your selection before the Strategy Application Date that applies to that Purchase Payment.

STRATEGY RENEWAL AND REALLOCATIONS AT TERM END

Renewals

At the end of each Term of a given Crediting Strategy, we will apply the ending value of that Strategy to a new Term of that same Strategy. The amount applied to a new Term of the same Strategy will not include any amount that is moved to a different Strategy as part of a reallocation at the Term end.

Reallocations

At the end of a Term, you may reallocate the ending values of the Crediting Strategies for that Term among the available Strategies. You can only reallocate amounts from one Crediting Strategy to another at the end of the Term for which such amount is being held. You cannot make a reallocation at any other time.

We will send you written notice at least 30 days before the end of a Term to provide you with the opportunity to make a reallocation. We must receive your Request in Good Order for a reallocation on or before the last Market Close of the Term. For example, if the end of a Term falls on a weekend, we must receive your request on or before the last Market Close before that weekend.

Reallocations must be in whole percentages that total 100%. We reserve the right to round amounts up or down to make whole percentages, and to reduce or increase amounts proportionally in order to total 100%.

Any renewal or reallocation will be subject to Strategy availability, minimums and maximums. Currently there are no limitations on the amounts that may be applied to a Crediting Strategy. We may establish minimum and maximum amounts or percentages that may be applied to a given Crediting Strategy for any future Term in our discretion. We will notify you of any such minimum or maximum.

The new Term of each Strategy is subject to the Declared Rate or Maximum Gain in effect for that Strategy for that new Term. For example, the Declared Rate for a new Term of the Declared Rate Strategy may be different than the Declared Rate for the Term that is ending. Likewise, the Maximum Gain for an Indexed Strategy for a new Term may be different than the Maximum Gain for that Indexed Strategy for the Term that is ending.

Availability of Strategies

At the end of a Term, we may eliminate a particular Strategy in our discretion. We will send you a written notice at least 30 days before the end of each Term with information about the Strategies that will be available for the next Term. At least 10 days before the next Term starts, we will post the Declared Rate and the Maximum Gains that will apply for that next Term on our website (https://www.massmutualascend.com/index-frontier-5). The Previous Notice Methods section of this prospectus describes a different process used to provide notice of the Declared Rate and the Maximum Gains that will apply to contracts issued prior to May 1, 2019.

We are not obligated to offer the Declared Rate Strategy or any one particular Indexed Strategy. At the end of a Term, we can add or stop offering any Strategy at our discretion. For example, we could stop offering Growth/-10% Floor Strategies after the first five Contract Years. We may limit the availability of a Strategy for a Term that would extend beyond the Annuity Payout Initiation Date. All Strategies may not be available in all states.

One Indexed Strategy will always be available. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%. Unlike a Declared Rate Strategy, no earnings are guaranteed for an Indexed Strategy.

If we add or stop offering a Strategy at the end of a Term, we will send you a notification. If funds are held in a Strategy that will no longer be available after the end of a Term, the funds will remain in that Strategy until the end of that Term.

If you have allocated money to an Indexed Strategy and that Indexed Strategy will not be available for the next Term, then the Bailout Right will apply. In this case, you may withdraw money from that Indexed Strategy at the end of the current Term without incurring an Early Withdrawal Charge, or you may reallocate amounts to another Strategy. If you have allocated money to the Declared Rate Strategy and it will not be available for the next Term, the Bailout Right will not apply.

Reallocations to Default Strategies

At the end of a Term, to the extent any amount cannot be applied to a given Crediting Strategy for the next Term because that Strategy is no longer available or the amount is under the minimum or over the maximum for that Strategy for the new Term, if you do not withdraw the funds pursuant to your Bailout Right or reallocate them to another Index Strategy, then we will reallocate the amount to a default Strategy.

Here are the rules that will apply to reallocations to a default Strategy.

•	We will reallocate to the Declared Rate Strategy.

•	If no Declared Rate Strategy is available, then we will designate an Indexed Strategy that has a Maximum Loss of 0% and we will reallocate to that designated Strategy.

If the amount to be applied exceeds the maximum, then the default reallocation rules will apply only to the excess amount. For example, if the maximum amount for a Crediting Strategy is $50,000 and the amount to be applied is $54,000, then the default reallocation rules will apply only to the excess $4,000.

Surrender or Withdrawal at Term End

At the end of a Term, you may choose to Surrender your Contract or to take a withdrawal from your Contract. You may do so for any reason, including dissatisfaction with the available Indexed Strategies. An Early Withdrawal Charge may apply. In addition, there may be tax consequences if you Surrender your Contract or take a withdrawal. You should seek advice on tax questions based on your particular circumstances from a tax advisor.

Contract values calculated at the end of a Term will reflect the applicable Strategy values and any Early Withdrawal Charge that applies upon Surrender or to your withdrawal.

DECLARED RATE STRATEGY

Note: The Declared Rate Strategy is not available for Contracts issued in Missouri.

The Declared Rate Strategy is credited with interest daily that results in an effective yield equal to the Declared Rate with annual compounding.

Information regarding the features of the Declared Rate Strategy, including its term and its minimum guaranteed interest rate, is available in an appendix to the prospectus. See “Appendix A: Investment Options Available Under the Contract”.

Declared Rates

We will set the Declared Rate for a Term before that Term starts. It is guaranteed for the entire Term. Each Term of the Declared Rate Strategy may have a different Declared Rate. For a Term, different rates may apply with respect to amounts attributable to Purchase Payments received on different dates.

At least 10 days before the next Term starts, we will post the Declared Rate that will apply to the Declared Rate Strategy for that next Term on our website (https://www.massmutualascend.com/index-frontier-5). You should consider this renewal information before finalizing your renewal or reallocation decision. The Previous Notice Methods section of this prospectus describes a different process used to provide notice of the Declared Rate that will apply to Contracts issued prior to May 1, 2019.

In any event, the Declared Rate for a Term will never be less than the guaranteed minimum interest rate from 1.0% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract.

Term

Each Term of the Declared Rate Strategy is one year long and will start and end on a Strategy Application Date. A new Term will start at the end of the preceding Term.

If you made only one Purchase Payment or you made all of your Purchase Payments before the initial Strategy Application Date, then each Term of the Declared Rate Strategy will end on the same date in any given year. If you made a Purchase Payment after the initial Strategy Application Date, then your Purchase Payments will be applied to the Crediting Strategies on different Strategy Application Dates. In this case, the Declared Rate Strategy will have Terms that end on different dates in any given year.

Examples. These examples show how a Contract with multiple Purchase Payments may have Terms that end on different dates.

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You made your initial Purchase Payment on March 10, 2024, and another Purchase Payment on March 17, 2024. You allocated both payments to the Declared Rate Strategy and both payments were applied on March 20, 2024. Each Term of the Declared Rate Strategy will start and end on March 20.

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You made your initial Purchase Payment on May 2, 2024, and another Purchase Payment on June 14, 2024. You allocated both payments to the Declared Rate Strategy. Your initial Purchase Payment was applied on May 6, 2024, and the other Purchase Payment was applied on June 20, 2024. The Declared Rate Strategy will have Terms that start and end on May 6 and other Terms that start and end on June 20.

Declared Rate Strategy Value

The value of the Declared Rate Strategy is equal to:

•	the amounts applied to the Strategy at the start of the current Term; minus

•	each withdrawal and related Early Withdrawal Charge taken from the Strategy during the current Term; plus

•	interest that we have credited on the balances in the Strategy for the current Term.

The rise or fall of an Index does not affect the value of the Declared Rate Strategy. A withdrawal from the Declared Rate Strategy reduces the Declared Rate Strategy value by an amount equal to the withdrawal.

INDEXED STRATEGIES

The Indexed Strategies provide positive or negative returns that are based, in part, upon changes in the value of an Index. The Indexed Strategies do not earn interest, but the value of each Indexed Strategy is adjusted for gains or losses based on the performance of the Index. An investment in an Indexed Strategy is not an investment in the Index or in any Index fund. You could lose a significant amount of money if the Index declines in value. If amounts are removed from an Indexed Strategy before the end of the Term, you could lose a significant amount of money due to adjustments for Vested Gain or Loss.

Each Indexed Strategy has a Maximum Gain for each Term. We will set a new Maximum Gain for each Indexed Strategy prior to the start of each Term. In general, the Maximum Gain for a Growth Strategy will be higher than the Maximum Gain for a Conserve Strategy using the same Index, and the Maximum Gain for a Buffer Strategy will be higher than the Maximum Gain for a Growth Strategy using the same Index. The Maximum Gain for an Indexed Strategy will never be lower than 1%.

Each Conserve Strategy and Growth Strategy has a Maximum Loss for each Term.

•	The Maximum Loss for each Term of a Conserve Strategy is 0%.

•	The Maximum Loss for each Term of a Growth Strategy is a loss of 10%.

Each Buffer Strategy has a Buffer for each Term.

•	The Buffer at the end of each Term is 10%. Before the end of each Term, the Buffer is calculated daily as a prorated share of the annual 10% Buffer.

Changes in the value of an Indexed Strategy reflect the change in the applicable Index Value since the start of the applicable Term, the Maximum Gain we set for that Indexed Strategy for that Term, the applicable Vesting Factor, and the applicable Buffer or Maximum Loss for that Indexed Strategy. If you select a Growth Strategy or a Buffer Strategy, then each Term it is possible for you to lose a portion of your Purchase Payment(s) and any earnings allocated to that Indexed Strategy.

See “Vested Gains and Losses” section below for additional details.

The Indexed Strategies that are currently available are listed below. You may allocate your funds to any of the Indexed Strategies, subject to the procedures disclosed in this prospectus.

Conserve/0% Floor Strategies	Index	Maximum Loss/Floor of 0%
S&P 500 0% Floor	S&P 500® Index	If you allocate money at the start of a Term to a Conserve Strategy, you cannot lose that money during the Term due to a negative change in the Index.
SPDR Gold Shares 0% Floor	SPDR® Gold Shares ETF
iShares U.S. Real Estate 0% Floor	iShares U.S. Real Estate ETF
iShares MSCI EAFE 0% Floor	iShares MSCI EAFE ETF

Growth/-10% Floor Strategies	Index	Maximum Loss/Floor of 10%
S&P 500 -10% Floor	S&P 500® Index	If you allocate money at the start of a Term to a Growth Strategy, you can lose up to 10% of that money during the Term due to a negative change in the Index.
SPDR Gold Shares -10% Floor	SPDR® Gold Shares ETF
iShares U.S. Real Estate -10% Floor	iShares U.S. Real Estate ETF
iShares MSCI EAFE -10% Floor	iShares MSCI EAFE ETF

10% Buffer Strategy	Index	End of Term Buffer of 10%
S&P 500 10% Buffer	S&P 500® Index	If you allocate money at the start of a Term to a Buffer Strategy, at the end of the Term you can lose up to 90% of that money due to a negative change in the Index. At the end of the Term, 10% of the money you allocated is protected from loss. You can lose more than 90% of that money if you withdraw it before the end of the Term.

Note: The S&P 500 Buffer strategy is not available for Contracts issued prior to May 2020.

An Early Withdrawal Charge may apply if you take a withdrawal during the first five Contract Years. That charge will reduce Strategy values, including the value of a Conserve/0% Floor Strategy.

Information regarding the features of each currently offered Indexed Strategy, including (i) its name, (ii) its type, (iii) its Term, (iv) its current Maximum Loss or Buffer, and (v) its minimum Maximum Gain, is available in an appendix to the prospectus. See “Appendix A: Investment Options Available Under the Contract”.

The following examples illustrate how we calculate Strategy values under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

Conserve / 0% Floor Strategy

Here are the formulas that we use to calculate the Strategy value at the end of a Term of a Conserve / 0% Floor Strategy.

•	Strategy value at end of Term = remaining Investment Base + Vested Gain or Loss

•	Vested Gain or Loss = remaining Investment Base x Vested Gain or Loss Percentage

•	Vested Gain Percentage = Index Change limited by Maximum Gain (Cap) x Vesting Factor

•	Vested Loss Percentage = Index Change limited by Maximum Loss (Floor)

Example. At the beginning of a Term, you allocate $100,000 to a -10% Floor with Cap Strategy and the Maximum Gain / Cap for the Term is 9%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. Because it is the end of a Term, the Vesting Factor is 100%.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Index Change	+16%	-16%
Index Change Limited by Cap or Floor	+9% (16% > 9% Cap)	0% (-16% < 0%)
Vesting Factor at Term End	100%	n/a
Vested Gain or Loss as a Percentage	+9% (100% of +9%)	0%
Remaining Investment Base	$100,000	$100,000
Vested Gain or Loss in Dollars	+$9,000	$0
Strategy Value at Term End	$109,000	$100,000

Growth / -10% Floor Strategy

Here are the formulas that we use to calculate the Strategy value at the end of a Term of a Growth / -10% Floor Strategy.

•	Strategy value at end of Term = remaining Investment Base + Vested Gain or Loss

•	Vested Gain or Loss = remaining Investment Base x Vested Gain or Loss Percentage

•	Vested Gain Percentage = Index Change limited by Maximum Gain (Cap) x Vesting Factor

•	Vested Loss Percentage = Index Change limited by Maximum Loss (Floor)

Example. At the beginning of a Term, you allocate $100,000 to a -10% Floor with Cap Strategy and the Maximum Gain for the Term is 14%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. Because it is the end of a Term, the Vesting Factor is 100%.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Index Change	+16%	-16%
Index Change Limited by Cap or Floor	+14% (16% > 14% Cap)	-10% (-16% < -10%)
Vesting Factor at Term End	100%	n/a
Vested Gain or Loss as a Percentage	+14% (100% of +14%)	-10%
Remaining Investment Base	$100,000	$100,000
Vested Gain or Loss in Dollars	+$14,000	-$10,000
Strategy Value at Term End	$114,000	$90,000

10% Buffer Strategy

Here are the formulas that we use to calculate the Strategy value at the end of a Buffer Strategy

•	Strategy value at end of Term = remaining Investment Base + Vested Gain or Loss

•	Vested Gain or Loss = remaining Investment Base x Vested Gain or Loss Percentage

•	Vested Gain Percentage = Index Change limited by Maximum Gain (Cap) x Vesting Factor

•	Vested Loss Percentage = Index Change that exceeds the Buffer

Example. At the beginning of a Term, you allocate $100,000 to a Buffer Strategy and the Maximum Gain for the Term is 20%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. Because it is the end of a Term, the Vesting Factor is 100% and the Buffer is 10%.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Index Change	+16%	-16%
Index Change Limited by Cap or Buffer	+16% (16% < 20% Cap)	-6% (-16% - -10%)
Vesting Factor at Term End	100%	n/a
Vested Gain or Loss as a Percentage	+16% (100% of +16%)	-6%
Remaining Investment Base	$100,000	$100,000
Vested Gain or Loss in Dollars	+$16,000	-$6,000
Strategy Value at Term End	$116,000	$94,000

For more information on how we calculate Indexed Strategy values, see “Indexed Strategy Value” below.

Term

Each Term of an Indexed Strategy is one year long and will start and end on a Strategy Application Date. A new Term will start at the end of the preceding Term. An adjustment will be made based on the Vested Gain or Loss of an Indexed Strategy if, before the final Market Close of a Term, you were to take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable. See “Indexed Strategy Value” and “Vested Gains and Losses” below.

If you made only one Purchase Payment or you made all of your Purchase Payments before the initial Strategy Application Date, then each Term of each Indexed Strategy will end on the same date in any given year. If you made a Purchase Payment after the initial Strategy Application Date, then your Purchase Payments were applied to the Crediting Strategies on different Strategy Application Dates. In this case, an Indexed Strategy may have Terms that end on different dates in any given year.

Examples. These examples show how a Contract with multiple Purchase Payments may have Terms that end on different dates.

•

You made your initial Purchase Payment on March 10, 2024, and another Purchase Payment on March 17, 2024. You allocated both payments to the same Indexed Strategy and both payments were applied on March 20, 2024. Each Term of that Indexed Strategy will start and end on March 20.

•

You made your initial Purchase Payment on May 2, 2024, and another Purchase Payment on June 14, 2024. You allocated both payments to the same Indexed Strategy. Your initial Purchase Payment was applied on May 6, 2024, and the other Purchase Payment was applied on June 20, 2024. That Indexed Strategy will have Terms that start and end on May 6 and other Terms that start and end on June 20.

Indexed Strategy Value

The value of an Indexed Strategy is equal to:

•	the Investment Base for that Term, which is the amount applied to the Strategy at the start of the current Term; minus

•	the portion of that Investment Base that is taken from the Strategy to pay for each withdrawal and related Early Withdrawal Charge during the current Term; and plus or minus

•	the Vested Gain or Loss for that Term on the remaining portion of the Investment Base.

The portion of the Investment Base that is taken from an Indexed Strategy to pay for a withdrawal and any related Early Withdrawal Charge is proportional to the reduction in the value of the Indexed Strategy for the withdrawal and any related charge. This means that we calculate the percentage of Strategy value that is being withdrawn and we reduce the Investment Base by the same percentage.

•	A withdrawal and any related charge will reduce the value of an Indexed Strategy by an amount equal to the withdrawal and any charge.

•

But the reduction in the Investment Base to pay for a withdrawal and any related charge is proportional to the reduction in the value of the Indexed Strategy. For example, if the withdrawal and any related charge reduces the value of an Indexed Strategy by 15%, then it will reduce the Investment Base by 15%.

•

If there is a Vested Gain, then the portion of the Investment Base taken will be less than the withdrawal and any related charge. With a Vested Gain, the Indexed Strategy value will be higher than the Investment Base. For example, a 15% reduction in the Investment Base will be less than a 15% reduction in the Strategy value.

•

If there is a Vested Loss, then the portion of the Investment Base taken will be greater than the withdrawal and any related charge. With a Vested Loss, the Investment Base will be higher than Indexed Strategy value. For example, a 15% reduction in the Investment Base will be greater than a 15% reduction in the Strategy value.

Here are the formulas that we use to calculate a proportional reduction in the Investment Base for a withdrawal and the remaining Investment Base.

Percentage reduction in Strategy value = withdrawal plus any related Early Withdrawal Charge / Strategy value immediately before the withdrawal

Proportionate reduction in Investment Base = Investment Base immediately before the withdrawal x percentage reduction in Strategy value

Remaining Investment Base = Investment Base immediately before the withdrawal - reduction in Investment Base

Examples. You allocate $5,000 to an Indexed Strategy at the start of a Term. This means the Investment Base for the Term is $5,000. You take a $1,000 withdrawal and that amount includes the amount needed to pay any related Early Withdrawal Charge that applies to the withdrawal.

Assume at the time of your withdrawal that you have a Vested Gain of 5%.

•	The Vested Gain is equal to $250 ($5,000 x 0.05).

•	The Strategy value on the withdrawal date is $5,250 ($5,000 + $250).

•	The withdrawal (including any related Early Withdrawal Charge) reduces the Strategy value by $1,000.

•	The Strategy value after the withdrawal is $4,250 ($5,250 - $1,000).

•	The percentage reduction in the Strategy value is 19.05% ($1,000 / $5,250).

•	The proportionate reduction in the Investment Base is $952 ($5,000 x 0.1905).

•	The remaining Investment Base is $4,048 ($5,000 - $952).

•

Due to the Vested Gain, the proportionate reduction in the Investment Base ($952) is less than the withdrawal and related charge ($1,000). This means, after the withdrawal, the Investment Base is $4,048 rather than $4,000.

Assume at the time of your withdrawal that you have a Vested Loss of 10%.

•	The Vested Loss is equal to $500 ($5,000 x 0.10).

•	The Strategy value on the withdrawal date is $4,500 ($5,000 - $500).

•	The withdrawal (including any related Early Withdrawal Charge) reduces the Strategy value by $1,000.

•	The Strategy value after the withdrawal is $3,500 ($4,500 - $1,000).

•	The percentage reduction in the Strategy value is 22.22% ($1,000 / $4,500).

•	The proportionate reduction in the Investment Base is $1,111 ($5,000 x 0.2222).

•	The remaining Investment Base is $3,889 ($5,000 - $1,111).

•

Due to the Vested Loss, the proportionate reduction in the Investment Base ($1,111) is greater than the withdrawal and related charge ($1,000). This means, after the withdrawal, the Investment Base is $3,889 rather than $4,000.

Vested Gains and Losses

Overview

Each day of a Term, the value of an Indexed Strategy includes the Vested Gain or Loss, if any, since the start of that Term. Vested Gain or Loss is calculated on the remaining Investment Base for that Term.

Here is the formula that we use to calculate the amount of the Vested Gain or Loss.

Amount of Vested Gain or Loss = remaining Investment Base x Vested Gain or Loss percentage

Example. At the beginning of a Term in Contract Year 10, your entire Account Value of $100,000 is allocated to a Growth/-10% Floor Strategy. You do not take any withdrawals during that Term. You Surrender your Contract at the end of that Term. No Early Withdrawal Charge applies to a Surrender in Contract Year 10.

•	If the Vested Gain is 4%, then the Strategy value includes a $4,000 Vested Gain ($100,000 x 0.04). The amount payable upon Surrender will be $104,000 ($100,000 + $4,000).

•	If the Vested Loss is 3%, then the Strategy value includes a $3,000 Vested Loss ($100,000 x 0.03). The amount payable upon Surrender will be $97,000 ($100,000 - $3,000).

If in this example your Surrender occurs in Contract Year 4 instead, when a 5% Early Withdrawal Charge applies, the amount payable upon Surrender is reduced by applicable Early Withdrawal Charges. For this example, we assume that the Account Value was $100,000 on the most recent Contract Anniversary.

•

If the Vested Gain is 4%, then the amount payable is reduced by Early Withdrawal Charges of $4,700, calculated as 5% of the Strategy Value minus the Free Withdrawal Allowance (5% x ($104,000 – ($100,000 x 10%))). The amount payable upon Surrender will be $99,300 ($104,000 - $4,700).

•

If the Vested Loss is 3%, then the amount payable is reduced by Early Withdrawal Charges of $4,350, calculated as 5% of the Strategy Value minus the Free Withdrawal Allowance (5% x ($97,000 – ($100,000 x 10%))). The amount payable upon Surrender will be $92,650 ($97,000 - $4,350).

Index Change. Before we can calculate the Vested Gain or Loss since the start of a Term, we must determine the Index Change since the start of that Term. The Index Change is the increase or decrease in the applicable Index Value. This increase or decrease is expressed as a percentage of the applicable Index Value at the start of that Term. It is measured from the Index Value at the start of that Term to the Index Value at the last Market Close on or before the date the Index Change is determined.

Example. The Index Value was 1000 at the start of a Term.

•	If the Index Value at the applicable Market Close is 1065, then there is a positive Index Change of 6.5% ((1065 - 1000) / 1000).

•	If the Index Value at the applicable Market Close is 925, then there is a negative Index Change of 7.5% ((925 - 1000) / 1000).

Index Values. Index Values are determined at each Market Close. An Index Value at the start of a Term is its value at the last Market Close on or before the first day of that Term. An Index Value at the end of a Term is its value at the Market Close on the last Market Day of that Term. We will use consistent sources to obtain the closing values of an Index. We currently obtain the closing values for the S&P 500 Index and the SPDR Gold Shares ETF from S&P Dow Jones Indices LLC and the closing values for the iShares MSCI EAFE ETF and the iShares U.S. Real Estate ETF from BlackRock, Inc. If those sources are no longer available, we will select an alternative published source(s) to obtain such values.

Market Close. A Market Close is the close of the regular or core trading session on the market used to measure an Index Change for a given Indexed Strategy.

Market Day. A Market Day is each day that all markets that are used to measure Index Changes for available Indexed Strategies are open for regular trading.

Vested Gain

The Vested Gain is the portion of any positive Index Change that is taken into account when determining the value of an Indexed Strategy. Here is the formula that we use to calculate a Vested Gain for any day of a Term.

Vested Gain = any positive Index Change since the start of the current Term (but not exceeding the Maximum Gain set for the Term) x applicable Vesting Factor for that day x remaining Investment Base for the current Term

Maximum Gain. The Maximum Gain for an Indexed Strategy is the largest positive Index Change for a Term that is taken into account to determine the Vested Gain for that Indexed Strategy for that Term. For example, if the Maximum Gain for a Term is 5% and the Index Change at the end of that Term is positive 8%, then the Vested Gain for that Term is 5%.

•	The Maximum Gain will vary between Indexed Strategies.

•	The Maximum Gain for a given Indexed Strategy will vary between Terms.

•	We guarantee that the Maximum Gain for a Term of an Indexed Strategy will never be less than 1%.

•	For each Term, your return on an Indexed Strategy may be less than any positive Index Change over that Term.

•	For each Term, your return on an Indexed Strategy may be less than the Maximum Gain.

We set the Maximum Gain for each Indexed Strategy based on the cost of hedging, interest rates, and other market factors, and the Purchase Payments received for a Contract. In general, the Maximum Gain we set for a Growth/-10% Floor Strategy will be higher than the Maximum Gain we set for the corresponding Conserve/0% Floor Strategy, and the Maximum Gain for a 10% Buffer Strategy will be higher than the Maximum Gain for the corresponding Growth Strategy. Likewise, we may set Maximum Gains for Contracts with larger Purchase Payments that are higher than Maximum Gains for Contracts with smaller Purchase Payments.

We will send you a written notice at least 30 days before the end of each Term with information about the Indexed Strategies that will be available for the next Term.

Maximum Gain for Terms. At least 10 days before the next Term starts, we will post the Maximum Gain that will apply to an Indexed Strategy for that next Term on our website (https://www.massmutualascend.com/index-frontier-5). The Previous Notice Methods section of this prospectus describes a different process used to provide notice of the Maximum Gain for each Indexed Strategy that will apply to Contracts issued prior to May 1, 2019.

Because we can change the Maximum Gain that applies to an Indexed Strategy, the Contract has a Bailout Right that allows you to take a withdrawal without incurring an Early Withdrawal Charge under certain circumstances. See the Bailout Right discussion in the Early Withdrawal Charge section below.

Vesting Factor. The Vesting Factor varies depending on the day of the Term for which the Vested Gain is calculated. A Vesting Factor limits the portion of a positive Index Change that is taken into account when calculating the Vested Gain for a given Indexed Strategy for a given Term.

Vesting Factor
Dates within first six months of a Term	25%
Dates within the final six months of a Term but before the final Market Day of that Term	50%
On the final Market Day of a Term	100%

A Market Day is each day that all markets that are used to measure Index Changes for available Indexes Strategies are open for regular trading.

Months are measured from the first day of the Term. For example, if a Term starts on January 20, the final six months of that Term will begin on July 20.

If any date in a Term is after the final Market Day of that Term, then a 100% Vesting Factor applies on that date when Vested Gain for that Term is calculated. For example, if a Term ends on a Monday when the markets are closed due to a holiday, then the final Market Day of that Term is the Friday before that holiday. If an automated transaction is scheduled for Saturday, then the 100% Vesting Factor applies to that transaction.

Example. On the date of Surrender, your entire Account Value of $100,000 is allocated to the S&P 500 Growth/-10% Floor Strategy, which has a 12% Maximum Gain for the Term. You Surrender your Contract in month 9 of that Term, which means a Vesting Factor of 50% applies. For this example, we assume that you did not take any withdrawals before you Surrender your Contract. Assume there is a positive Index Change of 15% at the date on which you Surrender your Contract. Because the Index Change exceeds the Maximum Gain, the Maximum Gain applies and limits the Index Change to 12%. As a result, the Vested Gain is 6% (12% x 0.50). The Investment Base on the date of Surrender is $100,000. The Vested Gain that applies upon Surrender will be $6,000 ($100,000 x 0.06) and the amount payable will be $106,000 minus any related Early Withdrawal Charge.

Vested Loss

The Vested Loss is the portion of any negative Index Change that is taken into account when determining the value of an Indexed Strategy. Here is the formula that we use to calculate a Vested Loss for any day of a Term.

Vested Loss = any negative Index Change since the start of the current Term (after taking into account either the Maximum Loss for each Term or the Buffer, as applicable) x remaining Investment Base for the current Term

Maximum Loss. The Maximum Loss for a Conserve/0% Floor Strategy or a Growth/-10% Floor Strategy is the most negative Index Change for a Term that is taken into account to determine the Vested Loss for that Indexed Strategy for that Term. For example, if the Maximum Loss for a Term is 10% and the negative Index Change at the end of that Term is 14%, then the Vested Loss for that Term is 10%.

•	The Maximum Loss for each Term of a Conserve Strategy is 0%. This means that the value of a Conserve Strategy will not decrease due to a negative Index Change.

•	The Maximum Loss for each Term of a Growth Strategy is a loss of 10%. This means that the value of a Growth Strategy will not decrease by more than 10% during a Term due to a negative Index Change.

•	The Maximum Loss will not vary depending on the day of the Term. This means that for a Growth Strategy, the Maximum Loss throughout the Term is 10%.

Buffer. The Buffer is the portion of a negative Index Change for a Term that is disregarded when determining a Vested Loss for a 10% Buffer Strategy. The Buffer varies depending on the day of the Term. The Buffer at the end of a Term is 10%. Before the end of the Term, the Buffer is calculated daily as a prorated share of the annual 10% Buffer. For example, when 40% of a Term has elapsed, the Buffer on that day equals 40% of the Buffer that would apply at the end of the Term. When 80% of a Term has elapsed, the Buffer on that day equals 80% of the Buffer that would apply at the end of the Term. As a result, a negative Index Change of 15% would produce different Vested Losses at the following junctures:

•	Day 146 of Term:

Days Remaining to last Market Day of Term: 219

Buffer: 10% x (365-219)/365 = 4%

Vested Loss: 15% - 4% = 11%

•	Day 292 of Term:

Days Remaining to last Market Day of Term: 73

Buffer: 10% x (365-73)/365 = 8%

Vested Loss: 15% - 8% = 7%

•	End of Term:

Buffer: 10%

Vested Loss: 15% -10% = 5%

We set the Maximum Loss or Buffer for each Indexed Strategy we offer at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors.

No Vesting Factor. A Vesting Factor does not apply when the Vested Loss is calculated. This means that all of the negative Index Change is taken into account when calculating the Vested Loss for a given Indexed Strategy for a given Term.

Example. On the date of Surrender, your entire Account Value of $100,000 is allocated to the S&P 500 Growth Strategy, which has a 10% Maximum Loss. You Surrender your Contract before the end of that Term. For this example, we assume that you did not take any withdrawals before you Surrender your Contract. Assume there is a negative Index Change of 12.5% on the day that you Surrender your Contract. Because the Index Change exceeds the Maximum Loss, the Maximum Loss applies and limits the Index Change to 10%. As a result, the Vested Loss is 10%. The Investment Base on the date of Surrender is $100,000. The Vested Loss that applies upon Surrender will be $10,000 ($100,000 x 0.10 = $10,000) and the amount payable will be $90,000 minus any related Early Withdrawal Charge.

Effect of Vested Gains and Losses

Here is a summary of the effect of Vested Gains and Losses in various situations.

Vested Gain	A Vested Gain increases the Indexed Strategy value.	If you take a withdrawal, the Investment Base will be reduced by less than the actual amount of the withdrawal and any related Early Withdrawal Charge because of the Vested Gain.

Vested Loss	A Vested Loss reduces the Indexed Strategy value.	If you take a withdrawal, the Investment Base will be reduced by more than the actual amount of the withdrawal and any related Early Withdrawal Charge because of the Vested Loss.

Additional Information	Any change in an Indexed Strategy value will affect the Account Value, which is used to determine the Surrender Value, the Annuity Payout Value and the Death Benefit value.	If you take a withdrawal, you will receive the amount you requested and the Indexed Strategy value will be reduced by the amount of the withdrawal and any related Early Withdrawal Charge.

Asymmetrical Impact of Index Changes on Growth and Buffer Strategies Using the Same Index

A Growth/-10% Floor Strategy and a 10% Buffer Strategy that use the same Index will often perform differently over identical time periods. These divergent results are produced by variations in the methods used to calculate Vested Gains and Vested Losses for Growth Strategies and Buffer Strategies. You should consider these variations if you are choosing between a Growth Strategy and a Buffer Strategy, and whether either is consistent with your income needs and risk tolerance. Currently, the only Index used by both a Growth Strategy and a Buffer Strategy is the S&P 500 Index.

Vested Gain Variations

Vested Gains for Growth Strategies and Buffer Strategies are calculated using the same formula, but that formula can produce different results when different Maximum Gains are applied. The Maximum Gain for a Buffer Strategy generally will be higher than the Maximum Gain for a Growth Strategy that uses the same Index. This is because the maximum amount of money you can lose is larger for a Buffer Strategy than a Growth Strategy.

For example, if we set a 12% Maximum Gain for the S&P 500 Growth Strategy and a 14% Maximum Gain for the S&P 500 Buffer Strategy, then the Vested Gains for identical investments in these two strategies would be the same over any period that the Index Value increased up to 12%, but would diverge over any period that the Index Value increased by more than 12%. During any such period, the Vested Gains for the Growth Strategy would be capped at 12%, while the Vested Gains for the Buffer Strategy may reach as high as 14%. As a result, it is possible for the Buffer Strategy to increase in value to a greater extent than the Growth Strategy.

Vested Loss Variations

The formulas used to calculate Vested Losses for Growth Strategies and Buffer Strategies are similar, except Vested Losses for a Growth Strategy are limited by a Maximum Loss, while Vested Losses for a Buffer Strategy are limited by a Buffer. The 10% Maximum Loss for a Growth Strategy does not change throughout the Term, which means that any negative Index Change between 0% and -10% is taken into account whenever Vested Loss is calculated. The amount of the Buffer for a Buffer Strategy increases each day during the course of each Term, culminating with a 10% Buffer at the end of each Term. This means that any a negative Index Change from 0 to -10% is disregarded when calculating Vested Loss at the end of the Term, but a smaller portion of a negative Index Change is disregarded when measuring a Vested Loss before the end of the Term.

The differences in the impact of negative Index Changes on a Growth Strategy and a Buffer Strategy using the same Index over the same Term depends on two variables: the size of the negative Index Change and the size of the Buffer on the date that the Vested Losses are measured.

The following chart illustrates how changes to these two variables impact Vested Losses for a Growth Strategy and a Buffer Strategy using the same Index over the same Term:

	Impact of Negative Index Changes on Growth and Buffer Strategy Values Throughout Term
	Vested Loss on:
	Day 73 (20% of Term Elapsed)		Day 146 (40% of Term Elapsed)		Day 219 (60% of Term Elapsed)		Day 292 (80% of Term Elapsed)		End of Term (100% of Term Elapsed)
Index Change	Growth Strategy	Buffer Strategy 2% Buffer	Growth Strategy	Buffer Strategy 4% Buffer	Growth Strategy	Buffer Strategy 6% Buffer	Growth Strategy	Buffer Strategy 8% Buffer	Growth Strategy	Buffer Strategy 10% Buffer
0%	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
-2%	-2%	0%	-2%	0%	-2%	0%	-2%	0%	-2%	0%
-4%	-4%	-2%	-4%	0%	-4%	0%	-4%	0%	-4%	0%
-6%	-6%	-4%	-6%	-2%	-6%	0%	-6%	0%	-6%	0%
-8%	-8%	-6%	-8%	-4%	-8%	-2%	-8%	0%	-8%	0%
-10%	-10%	-8%	-10%	-6%	-10%	-4%	-10%	-2%	-10%	0%
-12%	-10%	-10%	-10%	-8%	-10%	-6%	-10%	-4%	-10%	-2%
-14%	-10%	-12%	-10%	-10%	-10%	-8%	-10%	-6%	-10%	-4%
-16%	-10%	-14%	-10%	-12%	-10%	-10%	-10%	-8%	-10%	-6%
-18%	-10%	-16%	-10%	-14%	-10%	-12%	-10%	-10%	-10%	-8%
-20%	-10%	-18%	-10%	-16%	-10%	-14%	-10%	-12%	-10%	-10%
-22%	-10%	-20%	-10%	-18%	-10%	-16%	-10%	-14%	-10%	-12%

In general, Growth Strategies are designed to protect against larger negative Index Changes, while Buffer Strategies are designed to protect against smaller negative Index Changes. When identical investments are made in a Growth Strategy and a Buffer Strategy using the same Index over the same Term, a negative change in the Index produces the following results:

•	a negative Index Change between 0% and -10%, measured on any day, would have a greater negative impact on the Growth Strategy

•	a negative Index Change between -10% and -20% could have a greater negative impact on either strategy, depending on the Index Change and the size of the Buffer on the day the Index Change is measured

•	a negative Index Change below -20%, measured on any day, would have a greater negative impact on the Buffer Strategy

See Appendix B: Examples - Impact of Withdrawals on Contract Values and Amounts Realized section below for examples that illustrate these concepts.

INDEXES

Any allocation to an Indexed Strategy does not represent an investment in an Index or in any securities or other assets included in an Index.

S&P 500 Index

The S&P 500® Index is designed to reflect the large-cap sector of the U.S. equity market and, due to its composition, it also represents the U.S. equity market in general. It includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The S&P 500 Index does not include dividends declared by any of the companies in this index. Consequently, any positive change in the Index over a Term will be lower than the total return on a direct investment in the stocks that comprise the S&P 500 Index. The S&P 500 Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual Ascend Life. Standard & Poor’s®, S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). MassMutual Ascend Life products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruption of the S&P 500 Index.

For more information, visit www.US.SPIndices.com.

SPDR Gold Shares ETF

The SPDR Gold Shares ETF represent units of beneficial interest in, and ownership of, the SPDR Gold Trust, an exchange traded fund that holds gold bullion. The investment objective of the trust is for the shares to reflect the performance of the price of gold bullion, less the trust’s expenses. The shares are designed to mirror as closely as possible the price of gold, and the value of the shares relates directly to the value of the gold held by the trust, less its liabilities. The value of the gold held by the trust is determined using the London Bullion Market Association (LBMA) Gold Price PM. The SPDR Gold Shares ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in gold bullion. The Gold Shares trade on the NYSE Arca under the symbol GLD. For more information, visit www.spdrgoldshares.com.

iShares MSCI EAFE ETF

The iShares MSCI EAFE ETF is an exchange traded fund that seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada (MSCI EAFE Index). This underlying index includes stocks from Europe, Australasia, and the Far East. It may include large- or mid-capitalization companies. The components of the underlying index, and the degree to which these components represent certain industries and/or countries, are likely to change over time. The fund’s adviser uses an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The iShares MSCI EAFE ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The fund’s shares trade on the NYSE Arca under the symbol EFA.

The iShares MSCI EAFE ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares MSCI EAFE ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions, or use of the iShares MSCI EAFE ETF or any data related thereto.

iShares U.S. Real Estate ETF

The iShares U.S. Real Estate ETF is an exchange traded fund that seeks to track the investment results of an index composed of U.S. equities in the real estate sector (Dow Jones U.S. Real Estate Index). This underlying index may include large-, mid- or small-capitalization companies. A significant portion of the underlying index is represented by real estate investment trusts (REITs), but the components are likely to change over time. The fund’s adviser uses an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The iShares U.S. Real Estate ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The fund’s shares trade on the NYSE Arca under the symbol IYR.

The iShares U.S. Real Estate ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares U.S. Real Estate ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions or use of the iShares U.S. Real Estate ETF or any data related thereto.

Additional Index information, including disclaimers, may be found in Appendix F.

Historical Index Returns

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% Buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Indexed Strategy. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and Maximum Gain and Maximum Loss or Buffer than the Indexed Strategy does, and does not reflect Contract charges and adjustments, including Early Withdrawal Charges and adjustments for Vested Gain or Loss, which reduce performance.

*

The S&P 500 Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

*	The SPDR Gold Shares ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in gold bullion.

*

The iShares MSCI EAFE ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in the securities composing the Index.

*

The iShares U.S. Real Estate ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in the securities composing the Index.

Index Replacement

We may replace an Index if it is discontinued or we are no longer able to use it, its calculation changes substantially, or we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive. We may do so at the end of a Term or during a Term. We will notify you in writing at least 30 days before we replace an Index.

We would attempt to choose a replacement Index that is similar to the old Index. To determine if a new Index is similar, we will consider factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity.

If we replace an Index during a Term, we will calculate Vested Gains and Losses using the old Index up until the replacement date. After the replacement date, we will calculate Vested Gains and Losses using the new Index, but with a modified start of Term value for the new Index. The modified start of Term value for the new Index will reflect the Index Change for the old Index from the start of the Term to the replacement date.

If we replace an Index, the applicable Maximum Gain and Bailout Trigger for the Term, the applicable Maximum Loss or Buffer, and the Vesting Factors will not change.

Example. This example is intended to show how we would calculate Vested Gain or Loss on any day during a Term if we have replaced an Index during the Term. This example assumes: (1) you allocate $50,000 to a Growth/-10% Floor Strategy; and (2) the replacement is made on day 90 of the Term. To simplify the example, we assume that you take no withdrawals during the Term.

Index Change on Replacement Date for Old Index
Old Index Value at Term Start	1000
Old Index Value on Replacement Date	1050
Old Index Change on Replacement Date	(1050 - 1000) / 1,000 = 5%

The 5% Index Change on the Replacement Date is then used to calculate the modified start of Term value for the new Index.

Modified Start of Term Value for New Index
Old Index Change on Replacement Date	5%
New Index Value on Replacement Date	1785
Modified Start of Term Value for New Index	1785 / (100% + 5%) = 1700

The modified start of Term value for the new Index is then used to calculate the Strategy value on any date after the replacement date, including the value at the Term end.

Strategy Value at Term End
Investment Base at Term Start	$50,000
Modified Start of Term Value for New Index	1700
Value of New Index at Term End	1853
Positive Index Change	(1853 - 1,700) / 1700) = 9%
Maximum Gain	Gain of 8%
Positive Index Change Limited by Maximum Gain	8%
Vesting Factor for Positive Index Change at Term End	100%
Vested Gain as a Percentage	8% x 100% = 8%
Vested Gain in Dollars	$50,000 x 8% = $4,000
Strategy Value at Term End	$50,000 + $4,000 = $54,000

ACCESSING YOUR CONTRACT VALUES

Cash Benefit

Surrender

You may Surrender your Contract at any time before the earlier of: (1) the Annuity Payout Initiation Date; or (2) a death for which a Death Benefit is payable. The right to Surrender may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

A Surrender must be made by a Request in Good Order. The amount paid upon Surrender is the Surrender Value. If you Surrender your Contract, the Contract terminates.

Withdrawals

You may take a withdrawal from your Contract at any time before the earliest of: (1) the Annuity Payout Initiation Date; (2) a death for which a Death Benefit is payable; or (3) the date that this Contract is Surrendered. The right to withdraw may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

A withdrawal must be made by a Request in Good Order. The amount of any withdrawal must at least $500. If the withdrawal would reduce the Account Value to less than the minimum value of $5,000, we will treat the withdrawal request as a request to withdraw the maximum amount that may be taken without reducing your Account Value to less than $5,000.

We will withdraw funds from your Account Value as of the date on which we receive your Request in Good Order or any later specified effective date. Unless you instruct us otherwise by a Request in Good Order prior to the date of the withdrawal, a withdrawal will be taken in the following order:

•	first proportionally from funds that then qualify for a waiver of the Early Withdrawal Charge pursuant to the Bailout Right;

•	then proportionally from the Declared Rate Strategies having the shortest Term until all Declared Rate Strategies are exhausted; and

•	then proportionally from Indexed Strategies having the shortest Term.

Effect of Withdrawals

A withdrawal reduces the Account Value, which in turn reduces the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit.

If an Early Withdrawal Charge applies to your withdrawal, you will receive the amount that you requested, and your Account Value will be reduced by the amount you receive plus the amount needed to pay the Early Withdrawal Charge. A withdrawal from an Indexed Strategy other than at the end of a Term also reduces the Investment Base used to calculate the Vested Gain or Loss for the Term. The reduction in the Investment Base for a withdrawal and any related Early Withdrawal Charge is proportional to the reduction in the Account Value. See Vested Gains and Losses section above.

Automated Withdrawals

You may elect to withdraw money from your Contract under any automated withdrawal program that we offer. Your Account Value must be at least $10,000 in order to make an automated withdrawal election. The minimum amount of each automated withdrawal payment is $100. Automated withdrawals will be taken from the Purchase Payment Account and Strategies of your Contract in the same order as any other withdrawal.

Subject to the terms and conditions of the automated withdrawal program, you may begin or discontinue automated withdrawals at any time. You must give us at least 30 days’ notice to change any automated withdrawal instructions that are currently in place. Any request to begin, discontinue or change automated withdrawals must be a Request in Good Order. We reserve the right to discontinue offering automated withdrawals at any time.

Currently, we do not charge a fee to participate in an automated withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the automated withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing an automated withdrawal, you should consult with a financial advisor. Automated withdrawals are similar to starting Annuity Payout Benefit payments, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Contract.

•

Automated withdrawals during a Term from an Indexed Strategy will systematically reduce the Investment Base, which will reduce any subsequent increase in the Strategy value due to a rise in the applicable Index at the end of that Term. Such reductions could be significant.

•	Automated withdrawals will reduce the amount available under the Free Withdrawal Allowance.

•	Unless a waiver applies, an Early Withdrawal Charge may apply to an automated withdrawal during the first five Contract Years.

•	Automated withdrawals could result in significant loss due to taxes and reduce your ability to take full advantage of any positive Index performance at the end of a Term.

Exchanges, Transfers, and Rollovers

An amount paid on a withdrawal or Surrender may be paid to or for another annuity or tax-qualified account in a tax-free exchange, transfer, or rollover to the extent allowed by federal tax law.

For detailed examples regarding the amount that may be available for withdrawal in different market environments, please refer to Appendix C.

Annuity Payout Benefit

Under the Contract you may receive regular Annuity Payout Benefit payments for the duration of the period that you select. Once Annuity Payout Benefit payments start, you can no longer Surrender the Contract or take a withdrawal, no Death Benefit will be payable under your Contract, and your Beneficiary designations will no longer apply. The amount payable after death, if any, is governed by the Payout Option you select.

The Annuity Payout Benefit is payable if the Annuity Payout Initiation Date is reached before the earlier of: (1) a death for which a Death Benefit is payable; or (2) the date that this Contract is Surrendered.

Annuity Payout Benefit payments are subject to income tax to the extent that they represent Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of an Annuity Payout Benefit payment may also be subject to an additional 10% federal penalty tax.

Annuity Payout Initiation Date

The Annuity Payout Initiation Date is the first day of the first payment interval for which payment of the Annuity Payout Benefit is to be made. Annuity Payout Benefit payments are made at the end of each payment interval. This means that for annual payments, the first payment will be made one year after the Annuity Payout Initiation Date.

You may select the Annuity Payout Initiation Date by a Request in Good Order. We must receive your request before the last Market Close on or before the Annuity Payout Initiation Date you selected and at least 30 days before the first Annuity Payout Benefit payment is to be made.

•	The earliest Annuity Payout Initiation you may select is the first Contract Anniversary.

•

Unless we agree, the latest Annuity Payout Initiation Date you may select is the Contract Anniversary following your 95th birthday or the 95th birthday, of a joint owner, if earlier. If the Owner is not a human being such as a trust or a corporation, then the Annuity Payout Initiation Date may not be later than the Contract Anniversary following the 95th birthday of the eldest Annuitant, unless we agree.

The earliest permitted date and the latest permitted date for the Annuity Payout Initiation Date are set out in your Contract Specifications. The latest permitted date may change if an Owner changes.

If you do not select an Annuity Payout Initiation Date by the latest permitted date, we may select it for you. We will notify you in writing at least 45 days before the date we select. We will give you an opportunity to select an earlier date.

Annuity Payout Amount

The amount of each payment under the Annuity Payout Benefit is determined on the Annuity Payout Initiation Date based on the Annuity Payout value on that date, the Payout Option that applies, the payment interval, an assumed interest rate, and for life options, the life expectancy of the Annuitant.

The Annuity Payout Value is the amount that can be applied to the Annuity Payout Benefit is equal to: (1) the Account Value on the Annuity Payout Initiation Date; minus (2) premium tax or other taxes not previously deducted.

Form of Annuity Payout Benefit

The Annuity Payout Benefit is paid in the form of annual payments as a Life Payout with Payments for at Least a Fixed Period. That fixed period will be 10 years or, if fewer, the maximum number of whole years permitted by any tax qualification endorsement.

In place of that, you may elect to have the Annuity Payout Benefit paid in any form of Payout Option that is available under your Contract. The available Payout Options are described in the Payout Options section below. You may elect a Payout Option by a Request in Good Order. We must receive your request before the last Market Close on or before the Annuity Payout Initiation Date and at least 30 days before the first Annuity Payout Benefit payment is to be made.

Payee for Annuity Payout Benefit

Payment of the Annuity Payout Benefit generally is made to the surviving Owner(s) as the payee(s). In place of that, the surviving Owner(s) may elect for payment to be made as a tax-free exchange, transfer, or rollover, or for payment to be made to the Annuitant. That election must be made by a Request in Good Order that we receive at least 30 days before the payment date.

Payments that become due after the death of the payee are made to:

•	the surviving Owner(s); or if none

•	then to the surviving contingent payee(s) designated by the surviving Owner(s); or if none;

•	the estate of the last payee who received a payment.

The portion of any Annuity Payout Benefit remaining after the death of an Owner or Annuitant must be paid at least as rapidly as payments were being made at the time of such death.

You may designate a contingent payee by a Request in Good Order. If you designate your spouse as a contingent payee and your marriage ends before your death, then we will treat your former spouse as having predeceased you except in the following situations: (1) if a court order provides that the former spouse’s rights as a contingent payee are to continue; or (2) if the former spouse remains or becomes an Owner.

Death Benefit

A Death Benefit is payable under your Contract if you die before the Annuity Payout Initiation Date and before the Contract is Surrendered. If your spouse becomes a successor owner of the Contract, no Death Benefit will be payable on account of your death.

When the Owner is a non-natural person, a Death Benefit is payable under the Contract if the Annuitant dies before the Annuity Payout Initiation Date and before the Contract is Surrendered. For this purpose, a non-natural person is a trust, custodial account, corporation, limited liability company, partnership, or other entity.

Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in place of all other benefits under the Contract, and all other rights under this Contract will terminate except for rights related to the Death Benefit.

Death Benefit Payout Date

•	If the Death Benefit is to be paid as a lump sum, then it will be paid as soon as practicable after the receipt of proof of death and a Request in Good Order for a lump sum payment.

•

If the Death Benefit is to be paid under a Payout Option, then we will apply the Death Benefit value to a Payout Option as soon as practicable after receipt of proof of death and a Request in Good Order. That application date will be the first day of the first payment interval for which a payment is to be made. Death Benefit payments under a Payout Option are made at the end of each payment interval. This means that, for annual payments, the first payment will be made one year after that application date.

Death Benefit Amount

•	If the Death Benefit is paid in a lump sum, then it is equal to the Death Benefit value, increased by any additional post- death interest as required by law.

•

If the Death Benefit will be paid as a series of periodic payments under a Payout Option, then the amount of each payment under the Death Benefit is determined on the date that the Death Benefit value is applied to the Payout Option. The amount or each payment will be based on the Death Benefit value (increased by any additional post-death interest as required by law to the date it is applied to the Payout Option), the Payout Option that applies, and the payment interval.

Death Benefit Value

The Death Benefit value is the greater of:

•	the Account Value on the date that the Death Benefit value is determined; or

•	the Purchase Payments, reduced proportionally for all withdrawals, but not including amounts applied to pay Early Withdrawal Charges (the “Purchase Payment base”).

In either case, the Death Benefit value is reduced by premium tax or other taxes not previously deducted.

The reduction in your Purchase Payment base for withdrawals will be in the same proportion that your Account Value was reduced on the date of the withdrawal. A proportional reduction in your Purchase Payment base could be larger than the dollar amount of your withdrawal.

Example. Here is an example of how we calculate a proportional reduction of your Purchase Payment base. In this example, we assume you take an $8,000 withdrawal. To simplify the example, we also assume no Early Withdrawal Charge, no premium tax is deducted, and no additional post-death interest is added.

	Before Withdrawal	After Withdrawal	Explanation
Account Value	$100,000	$92,000	Your withdrawal reduces your Account Value by $8,000 (which is an 8% reduction in your Account Value). $8,000 / $100,000 = 8%
Purchase Payment Base for minimum Death Benefit	$120,000	$110,400	After the withdrawal, the Purchase Payment base for the minimum Death Benefit is also reduced by 8% or $9,600. $120,000 x 0.08 = $9,600

Determination Date

The date that the Death Benefit value is determined is the earlier of: (1) the first anniversary of the date of death; or (2) the date that we have received both proof of death and Requests in Good Order with instructions as to the form of Death Benefit from all Beneficiaries. Thus, in many cases where there are multiple Beneficiaries, the date that the Death Benefit value is determined will be the date when the last Beneficiary submits the necessary Request in Good Order or the first anniversary of death. Until then, the Contract values remain in the Crediting Strategies and the Indexed Strategy values may fluctuate. This risk is borne by the Beneficiaries.

Proof of Death

Before making payment of a Death Benefit, or any other payment or transfer of ownership rights that depends on the death of a specified person, we will require proof of death. We may delay making any payment until it is received. For this purpose, proof of death is:

•	a certified copy of a death certificate showing the cause and manner of death;

•	a certified copy of a decree that is made by a court of competent jurisdiction as to the finding of death; or

•	other proof that is satisfactory to us.

Form of Death Benefit

The Death Benefit is paid in the form of annual payments for a fixed period of two years.

In place of that, you may elect to have the Death Benefit paid in one lump sum or in any form of Payout Option that is available under your Contract. The available Payout Options are described in the Payout Options section below. There is no additional charge associated with this election.

You may make an election by a Request in Good Order. We must receive your request on or before the date of death for which a Death Benefit is payable. If you do not make such an election, the Beneficiary may make that election after the date of death. The Beneficiary’s election must be made by a Request in Good Order that is received by us no later than the date that the Death Benefit value is applied to a Payout Option and at least 30 days before the date of the first payment to be made.

Additional Rules

Any election is subject to the Death Benefit Distribution Rules described below.

A Payout Option that is contingent on life is based on the life of the Beneficiary or, in some cases, the life of a person to whom the Beneficiary is obligated.

We will pay the Death Benefit as a lump sum rather than as payments under a Payout Option if: (1) the Death Benefit is less than $2,000; or (2) as of the date that the Death Benefit value is to be applied to a Payout Option, the Death Benefit Distribution Rules do not allow a two-year payout.

Payee of Death Benefit Payments

Death Benefit payments generally are made to the Beneficiary as the payee.

In place of that, the Beneficiary may elect to have payments made:

•	as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law; or

•

in cases where the Beneficiary is an estate, trust, custodial account, corporation, limited liability company, partnership, or other entity, to a person to whom the Beneficiary is obligated to make corresponding payments.

Payments that become due after the death of the Beneficiary are made to:

•	the contingent payee designated as part of a Death Benefit Payout Option elected by you; or if none

•	then to a contingent payee designated by the Beneficiary; or if none

•	the estate of the last payee who received a payment.

Such payments are subject to the Death Benefit Distribution Rules described below.

You may designate a contingent payee by a Request in Good Order. A Beneficiary may make or change a payee or contingent payee, except a Beneficiary may not change a designation made as part of a Payout Option election made by you for the Death Benefit. If the Beneficiary designates his or her spouse as a contingent payee and their marriage ends before the Beneficiary’s death, then we will treat the former spouse as having predeceased the Beneficiary except to the extent a court order provides that the former spouse’s rights as a contingent payee are to continue.

Death Benefit Distribution Rules

The Death Benefit Distribution Rules are summarized below.

•	For a Tax Qualified Contract. The Death Benefit must be paid in accordance with the tax qualification endorsement.

•

For a Nonqualified Contract. The Death Benefit must be paid either: (1) in full within five years of the date of death; or (2) over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually, and with the first payment made within one year of the date of death.

Payout Options

The standard Payout Options are described below.

Payments under each standard Payout Option are made at the end of a payment interval. For example, if the Annuity Payout Initiation Date is October 31, 2029 and you select annual payments, then the first payment will be paid as of October 31, 2030.

Option	Description for Annuity Payout Benefit	Description for Death Benefit
Fixed Period Payout

We will make periodic payments to you, or to the Annuitant, if you direct, for the fixed period of time that you select.

•

If the payee dies before the end of the fixed period, then we will make periodic payments to the surviving Owner(s), or if none, then to the surviving contingent payee(s), or if none, then to the estate of the last payee who received payments.

•

In all cases, payments will stop at the end of the fixed period.

For a nonqualified contract, fixed periods shorter than 10 years are not available. For a tax-qualified contract, the only fixed period available is 10 years.

We will make periodic payments to the Beneficiary for the fixed period of time that you or the Beneficiary selects.

•

If the Beneficiary dies before the end of the fixed period, then we will make periodic payments to the contingent payee designated as part of any Death Benefit Payout Option that you have elected. If no such contingent payee is surviving, then such payments will be made to a contingent payee designated by the Beneficiary. If there is no contingent payee surviving, then such payments will be made to the estate of the last payee who received payments.

•

In all cases, payments will stop at the end of the fixed period.

The fixed period cannot exceed the life expectancy of the Beneficiary. For a tax-qualified contract, the fixed period also cannot exceed 10 years.

Life Payout

We will make periodic payments to you, or to the Annuitant, if you direct, for as long as the Annuitant lives.

Payments will stop on the death of the Annuitant. This means that, even if we have made only one payment when the Annuitant dies, payments will stop.

If the Annuitant dies after the Annuity Payout Initiation Date but before the first payment, a Life Payout will not provide any benefit at all. In that case, we will reverse the Annuity Benefit Payout election and treat the Contract as if the Annuity Payout Initiation Date had not yet been reached.

•

If the Owner is living, this treatment will generally allow the Owner to choose between continuing the Contract as a deferred annuity or electing a new Annuity Payout Initiation Date and another Payout Option.

•

If the Annuitant’s death before the Annuity Payout Initiation Date would give rise to a Death Benefit, then the Death Benefit will be available.

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives.

Payments will stop on the death of the Beneficiary. This means that, even if we have made only one payment when the Beneficiary dies, payments will stop.

If the Beneficiary dies after the Death Benefit is applied to the Payout Option but before the first payment, a Life Payout will not provide any benefit at all. In that case, we will reverse the Payout Option election and allow the Beneficiary’s estate to choose a new Payout Option or to take the Death Benefit as a lump sum.

For a tax-qualified contract, a Life Payout is not available to all Beneficiaries.

Option	Description for Annuity Payout Benefit	Description for Death Benefit
Life Payout with Payments for at Least a Fixed Period

We will make periodic payments to you, or to the Annuitant, if you direct, for as long as the Annuitant lives.

•

If the Annuitant dies after the end of the fixed period you selected, then payments will stop on the death of the Annuitant.

•

If the Annuitant dies before the end of the fixed period you selected, then we will make periodic payments to the surviving owner(s), or if none, then to the surviving contingent payee(s), or if none, then to the estate of the last payee who received payments. In this case, payments will stop at the end of the fixed period you selected.

For a tax-qualified contract, fixed periods longer than 10 years are not available.

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives.

•

If the Beneficiary dies after the end of the fixed period selected, then payments will stop on the death of the Beneficiary.

•

If the Beneficiary dies before the end of the fixed period you or the Beneficiary selected, then we will make periodic payments to the contingent payee designated as part of any Death Benefit Payout Option that you have elected. If no such contingent payee is surviving, then such payments will be made to a contingent payee designated by the Beneficiary. If there is no contingent payee surviving, then such payments will be made to the estate of the last payee who received payments. In this case, payments will stop at the end of the fixed period you or the Beneficiary selected.

The fixed period cannot exceed the life expectancy of the Beneficiary. For a tax-qualified contract, a Life Payout with Payments for at Least a Fixed Period is not available to all Beneficiaries, and the fixed period also cannot exceed 10 years.

Joint and One-Half Survivor Payout

We will make periodic payments to you, or to the primary Annuitant, if you direct, for as long as the primary Annuitant lives.

•

If the primary Annuitant dies and the secondary Annuitant does not survive the primary Annuitant, then payments will stop on the death of the primary Annuitant.

•

If the primary Annuitant dies and the secondary Annuitant is surviving, then we will make one-half of the periodic payment to you, or the secondary Annuitant, if you direct, for the rest of the secondary Annuitant’s life. In this case, payments will stop on the death of the secondary Annuitant.

This means that, even if we have made only one payment when the primary Annuitant dies, payments will stop unless the secondary Annuitant survives.

If the Annuitant dies after the Annuity Payout Initiation Date but before the first payment, a Joint and One-Half Survivor Payout will never provide the full payment amount. In that case, if the secondary Annuitant agrees, we will reverse the Annuity Benefit Payout election and treat the Contract as if the Annuity Payout Initiation Date had not been reached.

•

If the Owner is living, this treatment will generally allow the Owner to choose between continuing the Contract as a deferred annuity or electing a new Annuity Payout Initiation Date and another Payout Option.

•

If the Annuitant’s death before the Annuity Benefit Payout Initiation Date would give rise to a Death Benefit, then the Death Benefit will be available.

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives.

•

If the Beneficiary dies and the contingent payee does not survive the Beneficiary, then payments will stop on the death of the Beneficiary.

•

If the Beneficiary dies and the contingent payee designated as part of the Death Benefit Payout Option election is surviving, then we will make one-half of the periodic payment to the contingent payee for the rest of the contingent payee’s life. In this case, payments will stop on the death of the contingent payee.

This means that, even if we have made only one payment when the Beneficiary dies, payments will stop unless the contingent payee survives.

If the Beneficiary dies after the Death Benefit is applied to the Payout Option but before the first payment, a Joint and One-Half Survivor Payout will never provide the full payment amount. In that case, if the contingent payee agrees, we will reverse the Payout Option election and allow the Beneficiary’s estate to choose a new Payout Option or to take the Death Benefit as a lump sum.

A Joint and One-Half Survivor Payout is only available to a Beneficiary who is the surviving spouse of the owner.

We will make payments in any other form of Payout Option that is acceptable to us at the time of any election. More than one Payout Option may be elected if the requirements for each Payout Option elected are satisfied. All elected Payout Options must comply with pertinent laws and regulations.

Payments under a Payout Option are calculated and paid as fixed dollar payments. The stream of payments is an obligation of the general account of MassMutual Ascend Life. Fixed dollar payments will remain level for the duration of the payment period. Once payments begin under a Payout Option, the Payout Option may not be changed. Once the Contract value is applied to a Payout Option, the periodic payments cannot be accelerated or converted into a lump sum payment unless we agree.

We will use the 2012 Individual Annuity Reserving Table with projection scale G2 for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed Payout Option factors, values, and benefits under the Contract. For purposes of calculating payments based on the age of a person, we will use his or her age as of his or her last birthday.

Considerations in Selecting a Payout Option

Payments under a Payout Option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life payments are based, and the frequency of the payment interval (monthly, quarterly, semi-annually or annually).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For Life Payout Options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

Non-Human Payees under a Payout Option

Except as stated below, the primary payee under a Payout Option must be a human being. All payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a bank account owned by the primary payee.

Exceptions. Below are some exceptions to the general rule that the primary payee must be a human being. We may make other exceptions in our discretion.

•	A nonhuman that is the Owner of the Contract may be the primary payee. For example, if the Owner is a trust, that trust may be the primary payee.

•

Payments may be made payable to another insurance company or financial institution as a tax-free exchange, transfer, or rollover to or for another annuity or tax-qualified account as allowed by federal tax law.

PROCESSING APPLICATIONS, PURCHASE PAYMENTS AND REQUESTS

Processing Applications and Initial Purchase Payments

We processed an application when we received both the application that was a Request in Good Order and the initial Purchase Payment.

•	If that happened on a Market Day before the Market Close, we processed the application and applied the Purchase Payment on that Market Day.

•	If that happened on a Market Day after the Market Close or on a day that was not a Market Day, then we processed the application and applied the Purchase Payment on the next Market Day.

We can no longer accept or process applications for this Contract.

Processing Additional Purchase Payments

•	If we received an additional Purchase Payment during the first two months of the Contract on a Market Day before the Market Close, we applied it on that Market Day.

•

If we received an additional Purchase Payment during the first two months of the Contract on a Market Day after the Market Close or on a day that was not a Market Day, then we applied it on the next Market Day.

Your Contract no longer permits an additional Purchase Payment.

Processing Requests

Requests may be made by mail at P.O. Box 5423, Cincinnati OH 45201-5423. Request by fax may be made at 800-807-9777.

Requests for reallocations among Strategies may be made by telephone at 1-800-789-6771 between 8:00 AM and 4:00 PM Eastern Time Monday through Friday. We may also permit reallocation requests to be made at our website (massmutualascend.com). Some selling firms may restrict the ability of their registered representatives to convey reallocation requests by telephone or Internet on your behalf.

To obtain one of our forms (for example, a Strategy Selection form or a Withdrawal Request form) or to obtain more information about how to make a request, call us at 1-800-789-6771 or send us a fax at 800-807-9777. You can also request forms or information by mail at MassMutual Ascend Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423. You may also obtain forms on our website, www.massmutualascend.com.

We cannot process a request unless it is a Request in Good Order. A request may be rejected or delayed if it is not a Request in Good Order.

•	If we receive a Request in Good Order on a Market Day before the Market Close, we will process it using values determined for the Market Close on that Market Day.

•	If we receive a Request in Good Order after the Market Close or on a day that is not a Market Day, then we will treat that request as received at the start of the next Market Day.

If you have any questions, you should contact us or your registered representative before submitting the request.

Exception. If a withdrawal under an automated withdrawal program is scheduled for a date that is not a Market Day, then we will process the withdrawal on the scheduled date using values at the most recent Market Close. For example, if the automated withdrawal is scheduled for a date that falls on Sunday and there was a Market Close at 4:00 PM on the previous Friday, then we will process the withdrawal on Sunday using values determined at 4:00 PM on that Friday.

Market Days and Market Close

A Market Day is each day that all markets that are used to measure available Indexed Strategies are open for regular trading.

•	Saturdays, Sundays, holidays and any other day that the New York Stock Exchange and the NYSE Arca are closed are not Market Days.

•

The NYSE and the NYSE Arca observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A Market Close is the close of the regular or core trading session on the market used to measure a given Indexed Strategy.

NYSE	NYSE Arca
Regular trading hours usually end at 4:00 PM Eastern Time	Core trading session usually ends at 4:00 PM Eastern Time

Trading hours end at 1:00 PM Eastern Time on the day before the Fourth of July and the Friday after Thanksgiving Christmas Eve.	Core trading session ends at 1:00 PM Eastern Time on the day before the Fourth of July and the Friday after Thanksgiving Christmas Eve.

Regular trading or a core trading session may end at a different time on a Market Day under certain circumstances when and as permitted under applicable rules. Such circumstances generally cannot be predicted in advance.

Specific information about NYSE and NYSE Arca holidays and trading hours in any given calendar year is available at https://www.nyse.com/markets/hours-calendars.

Receipt of Requests

For purposes of processing, we deem Requests in Good Order and other instructions (paperwork) mailed to our post office box as received by us at our administrative office when the Purchase Payment or the paperwork reaches the applicable processing department located at 191 Rosa Parks Street, Cincinnati OH 45202.

Risks and Limitations Related to Requests by Telephone or Internet

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. We are not responsible for the validity of any request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should consider making your request by mail.

If you purchase your contract and subsequently move or travel to a country for which we restrict website access due to Office of Foreign Assets Control (OFAC) sanctions, other US government regulations, or high computer hacker risk, you will only be able to submit transaction requests via telephone, U.S. postal service, or private carriers. The list of countries for which we currently block website access is as follows: Iran, Russia, North Korea, Ukraine, China, Syrian Arab Republic, Tunisia, Belarus, Turkey, South Korea, Venezuela, Palestinian Territory, and Vietnam. We will update this list from time to time, as needed.

Suspension of Payments or Transfers

We may be required to suspend or delay payments, withdrawals and reallocations when we cannot obtain an Index Value because:

•	the New York Stock Exchange or NYSE Arca is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange or NYSE Arca is restricted;

•	an emergency exists such that it is not reasonably practicable to determine fairly the value of the Index; or

•	we are permitted to do so under a regulatory order.

Restrictions on Financial Transactions

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner’s ability to make certain transactions. This means that we may be required to refuse to accept any request for withdrawals, Surrenders, Annuity Payout Benefit payments or Death Benefit payments, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

OWNER

The Owner possesses all of the ownership rights under a Contract. The Owner is set out in the Contract Specifications section of your Contract on the Contract Effective Date or is the person who becomes the Owner under the Change of Owner provision or the Successor Owner provision.

During the Accumulation Period, the Owner’s rights include making allocations among the Crediting Strategies, taking a withdrawal or Surrender, electing a Payout Option, and designating a Beneficiary. During the Annuity Payout Period, unless released by the Owner, the Owner’s rights include receiving Annuity Payout Benefit payments or directing payments to the Annuitant and naming a contingent payee. After a death for which a Death Benefit is payable, the rights of the Owner cease and all rights to the Death Benefit are held by the Beneficiary or Beneficiaries.

If an Owner is a trust, custodial account, corporation, limited liability company, partnership, or other entity, then the age of the eldest Annuitant is treated as the age of the Owner for all purposes of this Contract.

Joint Owners

•	For a Nonqualified Contract. Two persons may jointly own the Contract. In this case, the term “Owner” includes the joint Owner and you must exercise all rights of ownership by joint action.

•	For a Tax Qualified Contract. No joint Owner is permitted.

Change of Owner

•

For a Nonqualified Contract. You may change the Owner at any time during your lifetime. A change of Owner cancels all prior Beneficiary designations. It does not cancel a designation of an Annuitant or a Payout Option election.

•	For a Tax Qualified Contract. You cannot change the Owner except to the limited extent permitted by the tax qualification endorsement.

A change of Owner must be made by a Request in Good Order. A change of Owner may have adverse tax consequences.

Assignment

•

For a Nonqualified Contract. You may assign all or any part of your rights under this Contract except your rights to designate or change a Beneficiary or an Annuitant, to change Owners, or to elect a Payout Option.

•	For a Tax Qualified Contract. You cannot assign your rights under this Contract except to the limited extent permitted by the tax qualification endorsement.

An assignment must be made by a Request in Good Order. We are not responsible for the validity of any assignment. An assignment may have adverse tax consequences.

The rights of a person holding an assignment, including the right to any payment under this Contract, come before the rights of an Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only the person holding it or as provided by law.

Successor Owner

Your spouse becomes the successor owner of the Contract and succeeds to all rights of ownership if all of the following requirements are met:

•	a Death Benefit is payable on account of your death;

•	the sole Beneficiary under the Contract is your spouse or a revocable trust or custodial account created by your spouse;

•	either you make that election by a Request in Good Order before your death or your spouse makes that election by a Request in Good Order before the Death Benefit Payment Date; and

•	you were not a successor owner of the Contract.

A successor owner election cancels all prior Beneficiary designations. It does not cancel a designation of an Annuitant or a Payout Option election.

In some states, state law extends this successor owner right to a civil union partner or other person who is not your spouse as defined by federal tax law. In that case, distributions after your death must be made as required by the Death Benefit Distributions Rules described in the Death Benefit section on page 44.

Community Property

If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.

ANNUITANT

The Annuitant is the natural person on whose life Annuity Payout Benefit payments are based. The Annuitant on the Contract Effective Date is set out in your Contract Specifications.

•

For a Nonqualified Contract. The Annuitant cannot be changed at any time that the Contract is owned by a trust, custodial account, corporation, limited liability company, partnership, or other entity. Otherwise, you may change a designation of Annuitant at any time before the Annuity Payout Initiation Date.

•	For a Tax Qualified Contract. The Annuitant must be the natural person covered under the retirement arrangement for whose benefit the Contract is held.

A change of Annuitant must be made by a Request in Good Order. A change of Annuitant does not cancel a designation of a Beneficiary or a Payout Option election.

If an Annuitant dies before the Annuity Payout Initiation Date and no Death Benefit is payable, then in the absence of a new designation, the Annuitant will be:

•	the surviving joint Annuitant(s); or if none

•	the Owner(s).

BENEFICIARY

A Beneficiary is a person entitled to receive all or part of a Death Benefit that is to be paid under this Contract on account of a death before the Annuity Payout Initiation Date.

•	If a Death Benefit becomes payable on account of your death or the death of a joint Owner, then the surviving Owner is the Beneficiary no matter what other designation you may have made.

•	In all other cases, you may designate a person or person who will be the Beneficiaries as provided in the Designation of Beneficiary provision of the Contract.

•	If no designated Beneficiary is surviving, then the Beneficiary is your estate.

•

If the sole Beneficiary under the Contract is your spouse or a revocable trust or custodial account created by your spouse and all other requirements for successor ownership are met, then your spouse may become the successor owner of the Contract in lieu of receiving the Death Benefit.

A designation of Beneficiary must be made by a Request in Good Order. We must receive the request on or before the date of death for which a Death Benefit is payable.

•	You may designate two or more persons jointly as the Beneficiaries. Unless you state otherwise, joint Beneficiaries that are surviving are entitled to equal shares.

•

You may designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary is entitled to a benefit only if there is no primary Beneficiary who that is surviving.

Survivorship Required

In order to be entitled to receive a Death Benefit, a Beneficiary must survive for at least 30 days after the death for which the Death Benefit is payable.

If you designate your spouse as a Beneficiary and your marriage ends before your death, we will treat your former spouse as having predeceased you unless:

•	a court order provides that the former spouse’s rights as a beneficiary are to continue; or

•	the former spouse remains or becomes an Owner.

ANNUAL STATEMENT AND CONFIRMATION

At least once each calendar year, we will send you a statement that will show: (1) your Account Value; (2) all transactions regarding your Contract during the year; and (3) the interest credited to your Contract and Vested Gains and Losses credited to your Contract.

We will also send you written confirmations of Purchase Payments, Strategy allocations and renewals, withdrawals, and other financial transactions under your Contract. Statements and confirmations will be sent to your last known address on our records.

You should promptly report any inaccuracy or discrepancy in a statement or confirmation. To report an inaccuracy or discrepancy, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771. To protect your rights, you should consider reconfirming any oral communications by sending a written statement to P.O. Box 5423, Cincinnati, OH 45201-5423.

ELECTRONIC DELIVERY

You may elect to receive electronic delivery of the Contract prospectus and other Contract related documents. Contact us at our website at http://www.massmutualascend.com for more information and to enroll.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from: (1) the latest permitted Annuity Payout Initiation Date; or (2) the date of death for which a Death Benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a Death Benefit, Annuity Payout Benefit payments or other contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed Death Benefit, depending on the circumstances, the proceeds are paid: (1) to the state where the beneficiary last resided, as shown on our books and records; (2) to the state where the contract owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the Death Benefit, Annuity Payout Benefit payments, or other proceeds from your Contract, it is important:

•	to update your contact information, such as your address, phone number, and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such updates.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

OTHER CONTRACT PROVISIONS

Amendment of the Contract

We reserve the right to amend the Contract to comply with applicable Federal or state laws or regulations. We will notify you in writing of any such amendments.

Misstatement

We may require proof of the age of the Annuitant, Owner and/or the Beneficiary before making any payments under the Contract that are measured by such person’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age. If payments based on the correct age would have been higher, we will pay the underpaid amount with interest. If payments would be lower, we may deduct the overpaid amount, with interest, from succeeding payments.

Involuntary Termination

If your Account Value on any anniversary of the initial Strategy Application Date is below the minimum value of $5,000 for any reason, we may terminate your Contract on that anniversary. If your Contract has Terms that end on the same date because you made only one Purchase Payment, any involuntary termination will occur on that date. If your Contract has Terms that end on different dates because you made more than one Purchase Payment, any involuntary termination will occur on one of those dates, which will be the end of one Term but not the end of the other Terms. In this case, the Surrender Value payable upon termination of your Contract will reflect the Vested Gains and Vested Losses used to calculate the values of Indexed Strategies with Terms that are not ending on the termination date.

Previous Notice Methods

For contracts issued before May 1, 2019, we will send you a written notice at least 30 days before the end of each Term with the Declared Rate and the Maximum Gains that will apply for the next Term.

FEDERAL TAX CONSIDERATIONS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. Tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Under certain circumstances, based on a rule known as the “Investor Control Doctrine,” the IRS has stated that the holder of an annuity contract could be treated as the owner (for tax purposes) of the assets of a separate account that supports the annuity contract. If you were treated as the owner of an interest in the separate account, then you would be taxed on the income, gain, and loss arising out of your interest in the separate account. Although the IRS has not provided definitive guidance on the application of this rule to indexed annuity contracts, we do not believe that this rule applies to the Contract because you have no specific, fractional, or unitized interest in the separate account assets, we are not obligated to invest the separate account in any particular assets, the investment return and market value of the separate account assets is not allocated in an identical manner to any Contract, the Contract values are determined based on gains and losses regardless of the performance of the separate account assets, and the derivatives that we may hold in the separate account are not publicly traded.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2 , become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) of permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2 , severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit-Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts

Plan Types

•

IRC §408 (IRA, SEP, SIMPLE IRA)

•

IRC §408A (Roth IRA)

•

IRC §403(b) (Tax-Sheltered Annuity)

•

IRC §401 (Pension, Profit– Sharing, 401(k))

•

Governmental IRC §457(b)

•

IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	• IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by IRC and/or plan requirements.		None.

Distribution Restrictions	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and all Roth IRAs of an owner are treated as a single Roth IRA.

Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original investment. However, distributions are tax-free until any investment made before August 14, 1982 is returned.

For tax purposes, all non-tax-qualified annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Payout Option Payments (Annuity Benefit or Death Benefit)	A percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the total expected payments, and the balance is included in taxable income. Once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange as permitted by the IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following the year the participant attains the applicable RMD age. The applicable RMD age is:

•	age 75 if born after December 31, 1959;

•	age 73 if born after December 31, 1950, but before January 1, 1960;

•	age 72 if born after June 30, 1949, but before January 1, 1951; or

•	age 70 1/2 if born before July 1, 1949.

However, for a 403(b) Tax-Sheltered Annuity Plan, a 401 Pension, Profit-Sharing, or 401(k) Plan, or a 457(b) Governmental Deferred Compensation Plan, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer.

The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required distributions during life.

A tax-qualified Contract must make required distributions after death. The required distributions vary depending on the type of beneficiary and whether minimum distributions were required during the life of the decedent. Some beneficiaries may take payments over life or life expectancy, and others must receive all benefits within five or ten years after death, and some must take payments over life or life expectancy with a final payment within ten years after the decedent’s death. A non-tax-qualified Contract that has begun making payments under a payout option during the Owner’s life must make any remaining payments at least as rapidly after death. If payments from a non-tax-qualified Contract have not begun, then the Death Benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary.

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own. For this purpose, federal tax law recognizes as married any two people whose marriage is valid in the state in which it was celebrated. A civil union or domestic partnership is not considered a marriage.

The Contract is intended for long-term investment purposes and the Contract and its Crediting Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first five Contract Years or who plan to take withdrawals from Indexed Strategies before the end of a Term.

DISTRIBUTION OF THE CONTRACTS

MM Ascend Life Investor Services, LLC (“MMALIS”) is the principal underwriter and distributor of the securities offered through this prospectus. MassMutual Ascend Life Insurance Company (“MMALIC”) and MMALIS are affiliated because MMALIS is a subsidiary of MMALIC. MMALIS also acts as the principal underwriter and distributor of the variable annuity contracts that are issued by one of our subsidiaries.

MMALIS’s principal executive offices are located at 191 Rosa Parks Street, Cincinnati, Ohio 45202. MMALIS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as the securities regulators in the states in which it operates and registration is required. MMALIS is a member of the Financial Industry Regulatory Authority (“FINRA”).

Contracts are sold by licensed insurance agents (the “Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be appointed agents of MMALIC and will be registered representatives of broker-dealer firms (the “Selling Broker-Dealers”) that have entered into selling agreements with us and MMALIS. Selling Broker-Dealers will be registered under the Securities Exchange Act of 1934 and will be members of FINRA.

FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org to learn more about MMALIS, your Selling Agent, and his or her Selling Broker Dealer.

MMALIS receives no compensation for acting as underwriter of the Contracts; however, MMALIC pays for some of MMALIS’s operating and other expenses, including overhead and legal and accounting fees. MMALIC may reimburse MMALIS for certain sales expenses, such as marketing materials and advertising expenses, and other expenses of distributing the Contracts.

MMALIC or MMALIS pay the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and the Selling Agent.

The amount and timing of commissions paid to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 9.2% of each Purchase Payment. In most cases, such amounts paid to a Selling Broker-Dealer will be divided between the Selling Agent and the Selling Broker-Dealer. Some Selling Broker-Dealers may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.5% of Account Value for so long as a contract remains in effect or as agreed in the selling agreement. MMALIC may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations.

MMALIC also may pay compensation to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, product training, and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of a Purchase Payment.

In addition to the compensation described above, MMALIC may make additional cash payments, in certain circumstances referred to as “override” compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of MMALIC’s products on the Selling Broker-Dealers’ preferred or recommended list, increased access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of MMALIC products, assistance in training and education of the Selling Agents, and opportunities for MMALIC and MMALIS to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our indexed annuity contracts (including the Contract) and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agents.

You should ask your Selling Agent for further information about the commissions or other compensation that he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

There is no front-end sales load deducted from the Purchase Payment(s) to pay sales commissions. Commissions and other incentives or payments described above are not charged directly to you. We intend to recoup at least a portion of the sales commissions and other sales expenses through fees and charges deducted under the Contract.

MASSMUTUAL ASCEND LIFE

MassMutual Ascend Life is a stock insurance company incorporated in 1961 and continuously engaged in the insurance business since that time. We are domiciled in the state of Ohio and licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia and Puerto Rico. Our principal executive offices are located at 191 Rosa Parks Street, Cincinnati, Ohio 45202.

We are a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), a mutual life insurance company. MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico.

Prior to October 3, 2022, MassMutual Ascend Life’s name was Great American Life Insurance Company (“GALIC”) and MMALIS’ name was Great American Advisors, LLC (“GAA”). On May 28, 2021, American Financial Group, Inc. sold its annuity business consisting of GALIC and its two insurance subsidiaries, Annuity Investors Life Insurance Company and Manhattan National Life Insurance Company, as well as a broker-dealer affiliate, GAA, and insurance distributor, AAG Insurance Agency, Inc. to MassMutual.

Except to a small part of a Contract’s Account Value funded through the Separate Account described below, the Contract guarantees and benefits are paid from our general account (the “General Account”), and such guarantees and benefits are subject to our claims-paying ability and financial strength and may lose value.

The General Account

The General Account holds all our assets other than assets in our insulated separate accounts. We own our General Account assets, and, subject to applicable law, have sole investment discretion over them.

We must invest our assets according to applicable state laws regarding the nature, quality and diversification of investments that may be made by life insurance companies. In general, these laws permit investments, within specified limits and subject to certain qualifications, in Federal, state, and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

We place a majority of the Purchase Payments made under the Contract in our General Account where we primarily invest the assets in a variety of fixed income securities.

The Separate Account

We place a portion of the Purchase Payments made under the Contract in a non-unitized separate account (the “Separate Account”) that is not registered with the Securities and Exchange Commission. We established and maintain the Separate Account pursuant to the laws of our domiciliary state for the purpose of supporting our obligation to adjust the Indexed Strategy for Vested Gains and Losses associated with the Indexed Strategies or rise or fall of the Index. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets in the Separate Account are not chargeable with liabilities arising out of any other business that we conduct. We may invest these assets in hedging instruments, including derivative contracts as well as other assets permitted under state law. To support our obligations to adjust the Indexed Strategy values, we may move money between the Separate Account and our General Account. We are not obligated to invest the assets of the Separate Account according to any particular plan except as we may be required to by state insurance laws. Regardless of your Strategy allocations, we do not intend to invest the assets of the Separate Account in the iShares MSCI EAFE exchange traded fund, the iShares U.S. Real Estate exchange traded fund, or the SPDR Gold Shares exchange traded fund.

Contract owners do not have any interest in or claim on the assets in the Separate Account nor do Contract owners participate in any way in the performance of assets held in the Separate Account.

LEGAL MATTERS

Reliance on Rule 12h-7

MassMutual Ascend Life relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of the 1934 Act from the requirement to file reports pursuant to Section 15(d) of that Act.

Legal Proceedings

MassMutual Ascend Life and its subsidiaries are involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by contract owners and policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MassMutual Ascend Life does not believe any such action or proceeding will have a material adverse effect upon its ability to meet its obligations under the Contracts.

Legal Opinion on Contracts

Legal matters in connection with federal laws and regulations affecting the issue and sale of the Contracts described in this prospectus and the organization of MassMutual Ascend Life, its authority to issue such Contracts under Ohio law, and the validity of the forms of the Contracts under Ohio law have been passed on by John P. Gruber, General Counsel of MassMutual Ascend Life.

Securities and Exchange Commission Position on Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling MassMutual Ascend Life pursuant to its articles of incorporation or its code of regulations or pursuant to any insurance coverage or otherwise, MassMutual Ascend Life has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

FINANCIAL STATEMENTS

The consolidated financial statements of MassMutual Ascend Life Insurance Company are included in the Statement of Additional Information. They should be considered only as they relate to our ability to meet our obligations under the Contract. Instructions on how to obtain the Statement of Additional Information are included on the back cover page.

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Indexed Strategies currently available under the Contract. We may change the features of the Indexed Strategies listed below (including the Index and the current limits on Index gains and losses) and terminate existing Indexed Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.massmutualascend.com/index-frontier-5. For additional information about the features of the Indexed Strategies, please see the “Indexed Strategies” section in the prospectus. The practical availability of investment options may vary depending on the broker-dealer through which the Contract was sold. See Appendix E – Financial Intermediary Variations in the Prospectus.

Note: If amounts are removed from an Indexed Strategy before the end of its Term, the Strategy value will be determined based on the Vested Gain and Loss to the date of the withdrawal or Surrender. This may be significantly less that the Strategy value if you held the option until the end of the Term and, in the case of a Buffer Strategy, will not receive the full protection of the Buffer. You may not be able to invest in certain Indexed Strategies, as noted below.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)
S&P 500®	Market Index	1 Year	0% Floor	1% Cap
SPDR® Gold Shares ETF	ETF	1 Year	0% Floor	1% Cap
iShares U.S. Real Estate ETF	ETF	1 Year	0% Floor	1% Cap
iShares MSCI EAFE ETF	ETF	1 Year	0% Floor	1% Cap
S&P 500®	Market Index	1 Year	-10% Floor	1% Cap
SPDR® Gold Shares ETF	ETF	1 Year	-10% Floor	1% Cap
iShares U.S. Real Estate ETF	ETF	1 Year	-10% Floor	1% Cap
iShares MSCI EAFE ETF	ETF	1 Year	-10% Floor	1% Cap
S&P 500®[1]	Market Index	1 Year	10% Buffer	1% Cap

[1]	This Strategy is not available for Contracts issued before May 2020.

The S&P 500 is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

The iShares MSCI EAFE ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The iShares US Real Estate ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The SPDR Gold Shares ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in gold bullion.

Possible Changes in Indexed Strategies.

At the end of a Term, we may stop offering any Indexed Strategy, but we will always offer at least one Indexed Strategy. If the Declared Rate Strategy is no longer available, then we must offer a Conserve/0% Floor Indexed Strategy. Consequently, any particular Indexed Strategy listed above may not be available for future Terms. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

For any Indexed Strategy, the Maximum Gain will vary from Term to Term, but will never be less than 1%.

Indexed Strategies that may be available in the future may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available. In addition, any reduction in the available number of Indexed Strategies may reduce your opportunity to increase your Contract value.

The following lists the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. If the Declared Rate Strategy is no longer available, then we must offer an Indexed Strategy that has a Maximum Loss of 0%. Unliked a Declared Rate Strategy, no earnings are guaranteed for an Indexed Strategy.

Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Strategy[2]	1 year	1.00%

The interest rate for the Declared Rate Strategy Rate will never be less than the guaranteed minimum interest rate from 1% to 3% set out in the Declared Rate Strategy endorsement included in your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. For more information on the Declared Rate Strategy see the Declared Rate Strategy in the prospectus.

[2]	This Strategy is not available for Contracts issued in Missouri.

APPENDIX B: EXAMPLES – IMPACT OF WITHDRAWALS ON CONTRACT VALUES AND AMOUNTS REALIZED

These examples are intended to show you how a withdrawal from an Indexed Strategy before the end of the Term affects the Indexed Strategy values, Vested Gains and Losses, and amounts realized at the end of the Term. These examples assume that you allocate a $50,000 Purchase Payment to the S&P 500 Growth/-10% Floor Strategy and a $50,000 Purchase Payment to the S&P 500 10% Buffer Strategy. The examples assume that the withdrawals are covered by the Free Withdrawal Allowance and therefore no Early Withdrawal Charges apply. If Early Withdrawal Charges did apply, the amounts realized at the end of the Term would be reduced by both the withdrawal and the amount of the Early Withdrawal Charge.

Example A: Withdrawal When Index Rising Steadily

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	1040	1040
Positive Index Change	(1040 - 1000) / 1000 = 4.00%	(1040 - 1000) / 1000 = 4.00%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	4.00%	4.00%
Vesting Factor on Day 146	25%	25%
Vested Gain as a Percentage	4.00% x 25% = 1.00% Vested Gain	4.00% x 25% = 1.00% Vested Gain
Vested Gain in Dollars	$50,000 x 1.00% = $500 Vested Gain	$50,000 x 1.00% = $500 Vested Gain
Strategy Value before Withdrawal	$50,000 + $500 = $50,500	$50,000 + $500 = $50,500
Amount Withdrawn	$5,000	$5,000
Percentage Reduction in Strategy Value	$5,000 / $50,500 = 9.90%	$5,000 / $50,500 = 9.90%
Proportional Reduction in Investment Base	$50,000 x .0990 = $4,950	$50,000 x .0990 = $4,950
Remaining Investment Base after Withdrawal	$50,000 - $4,950 = $45,050	$50,000 - $4,950 = $45,050

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Withdrawal	$45,050	$45,050
Index Value at Term Start	1000	1000
Index Value at Term End	1130	1130
Positive Index Change	(1130 - 1000) / 1000 = 13.00%	(1130 - 1000) / 1000 = 13.00%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	12.00%	13.00%
Vesting Factor at Term End	100%	100%
Vested Gain as a Percentage	12.00% x 100% = 12.00% Vested Gain	13% x 100% = 13.00% Vested Gain
Vested Gain in Dollars	$45,050 x 12.00% = $5,406 Vested Gain	$45,050 x 13.00% = $5,857 Vested Gain
Strategy Value at Term End	$45,050 + $5,406 = $50,456	$45,050 + $5,857 = $50,907

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $55,456 ($5,000 withdrawal plus the $50,456 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $56,000 ($50,000 Investment Base plus $6,000 gain ($50,000 x 12.00%)).

This hypothetical Strategy value of $56,000 exceeds the amount realized of $55,456 because:

•	the gain at the time of the withdrawal caused the reduction in the Investment Base to be less than the actual amount withdrawn ($5,000 - $4,950 = $50); and

•	the subsequent gain at the term end was calculated on a smaller Investment Base, which caused that gain to be smaller than the hypothetical gain ($5,406 - $6,000 = -$594).

The result for the S&P 500 Growth Strategy ($50 - $594 = -$544) is equal to the difference between the hypothetical Strategy value and the amount realized ($56,000 - $544 = $55,456).

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $55,907 ($5,000 withdrawal plus the $50,907 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $56,500 ($50,000 Investment Base plus $6,500 gain ($50,000 x 13%)). This hypothetical Strategy value exceeds the amount realized for the same reasons described above for the S&P 500 Growth Strategy.

Your investment in the S&P 500 Buffer Strategy outperformed the S&P 500 Growth Strategy by $451 in this example. The amount you realized under the Buffer Strategy ($55,907) exceeds the amount you realized under the Growth Strategy ($55,456) because the Growth Strategy had a lower Maximum Gain, and the Index Change at the end of the Term exceeded the Growth Strategy’s lower Maximum Gain.

Example B: Withdrawal When Index Falls and Then Rises

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	880	880
Negative Index Change	(880 - 1000) / 1000 = -12.00%	(880 - 1000) / 1000 = -12.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer on Day 146 of Term	N/A	10% x (365-219)/365 = 4.00% Buffer
Negative Index Change Absorbed by Buffer	N/A	-4.00%
Negative Index Change after Buffer	N/A	-12.00% - (-4.00)% = -8.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-8.00% x 100% = 8.00% Vested Loss
Vested Loss in Dollars	$50,000 x 10.00% = $5,000 Vested Loss	$50,000 x 8.00% = $4,000 Vested Loss
Strategy Value before Withdrawal	$50,000 - $5,000 = $45,000	$50,000 - $4,000 = $46,000
Amount Withdrawn*	$4,945	$5,055
Percentage Reduction in Strategy Value	$4,945 / $45,000 = 10.99%	$5,055 / $46,000 = 10.99%
Proportional Reduction in Investment Base	$50,000 x .1099 = $5,495	$50,000 x .1099 = $5,495
Remaining Investment Base after Withdrawal	$50,000 - $5,495 = $44,505	$50,000 - $5,495 = $44,505

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Withdrawal	$44,505	$44,505
Index Value at Term Start	1000	1000
Index Value at Term End	1130	1130
Positive Index Change	(1130 - 1000) / 1000 = 13%	(1130 - 1000) / 1000 = 13%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	12.00%	13.00%
Vesting Factor at Term End	100%	100%
Vested Gain as a Percentage	12.00% x 100% = 12.00% Vested Gain	13.00% x 100% = 13.00% Vested Gain
Vested Gain in Dollars	$44,505 x 12.00% = $5,341 Vested Gain	$44,505 x 13.00% = $5,786 Vested Gain
Strategy Value at Term End	$44,505 + $5,341 = $49,846	$44,505 + $5,786 = $50,291

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $91,000 ($45,000 + $46,000). The S&P 500 Growth Strategy value was 49.45% of that total value ($45,000 / $91,000 = 49.45%), so 49.45% of the $10,000 withdrawal ($4,945) was taken from it. The S&P 500 Buffer Strategy value was 50.55% of that total value ($46,000 / $91,000 = 50.55%), so 50.55% of the $10,000 withdrawal ($5,055) was taken from it.

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $54,791 ($4,945 withdrawal plus the $49,846 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $56,000 ($50,000 Investment Base plus $6,000 gain ($50,000 x 12.00%)).

This hypothetical Strategy value of $56,000 exceeds the amount realized of $54,791 because:

•	the loss at the time of the withdrawal caused the reduction in the Investment Base to be greater than the actual amount withdrawn ($4,945 - $5,495 = -$550); and

•	the subsequent gain at the term end was calculated on a smaller Investment Base, which caused that gain to be smaller than the hypothetical gain ($5,341 - $6,000 = -$659).

The result for the S&P 500 Growth Strategy (-$550 + -$659 = -$1,209) is equal to the difference between the hypothetical Strategy value and the amount realized ($56,000 - $1,209 = $54,791).

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $55,346 ($5,055 withdrawal plus the $50,291 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $56,500 ($50,000 Investment Base plus $6,500 gain ($50,000 x 13.00%)). This hypothetical Strategy value exceeds the amount realized for the same reasons described above for the S&P 500 Growth Strategy.

Your investment in the S&P 500 Buffer Strategy outperformed the S&P 500 Growth Strategy by $555 in this example. The amount you realized under the Buffer Strategy ($55,346) exceeds the amount you realized under the Growth Strategy ($54,791) for two reasons: (1) at the time of the withdrawal, the Buffer absorbed more of the negative Index Change (4 percentage points of the -12.00% change) than the Maximum Loss absorbed (2 percentage points of the -12.00% change), thus resulting in more of the withdrawal being taken from the Buffer Strategy’s value even though the Investment Base of both strategies was reduced by the same amount, and (2) the Index Change at the end of the Term exceeded the Growth Strategy’s lower Maximum Gain, thus increasing the Buffer Strategy’s value to a greater extent.

Example C: Withdrawal When Index Falling Steadily

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	980	980
Negative Index Change	(980 - 1000) / 1000 = -2.00%	(980 - 1000) / 1000 = -2.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-2.00%	N/A
Buffer on Day 146 of Term	N/A	10% x (365-219)/365 = 4.00% Buffer
Negative Index Change Absorbed by Buffer	N/A	Entire -2.00% Index Change
Negative Index Change after Buffer	N/A	0%
Vested Loss as a Percentage	-2.00% x 100% = 2.00% Vested Loss	0.00% Vested Loss
Vested Loss in Dollars	$50,000 x 2.00% = $1,000 Vested Loss	$0 Vested Loss
Strategy Value before Withdrawal	$50,000 - $1,000 = $49,000	$50,000 - $0 = $50,000
Amount Withdrawn*	$4,949	$5,051
Percentage Reduction in Strategy Value	$4,949 / $49,000 = 10.10%	$5,051 / $50,000 = 10.10%
Proportional Reduction in Investment Base	$50,000 x .1010 = $5,050	$50,000 x .1010 = $5,050
Remaining Investment Base after Withdrawal	$50,000 - $5,051 = $44,950	$50,000 - $5,051 = $44,950

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Withdrawal	$44,950	$44,950
Index Value at Term Start	1000	1000
Index Value at Term End	860	860
Negative Index Change	(860 - 1000) / 1000 = -14.00%	(860 - 1000) / 1000 = -14.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer at End of Term	N/A	10% Buffer
Negative Index Change Absorbed by Buffer	N/A	-10.00%
Negative Index Change after Buffer	N/A	-14.00% - (-10.00)% = -4.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-4.00% x 100% = 4.00% Vested Loss
Vested Loss in Dollars	$44,950 x 10.00% = $4,495 Vested Loss	$44,950 x 4.00% = $1,798 Vested Loss
Strategy Value at Term End	$44,950 - $4,495 = $40,455	$44,950 - $1,798 = $43,152

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $99,000 ($49,000 + $50,000). The S&P 500 Growth Strategy value was 49.49% of that total value ($49,000 / $99,000 = 49.49%), so 49.49% of the $10,000 withdrawal ($4,949) was taken from it. The S&P 500 Buffer Strategy value was 50.51% of that total value ($50,000 / $99,000 = 50.51%), so 50.51% of the $10,000 withdrawal ($5,051) was taken from it.

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $45,404 ($4,949 withdrawal plus the $40,455 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $45,000 ($50,000 Investment Base minus $5,000 loss ($50,000 x -10.00%)).

The amount realized of $45,404 exceeds this hypothetical Strategy value of $45,000 because:

•	the loss at the time of the withdrawal caused the reduction in the Investment Base to be greater than the actual amount withdrawn ($4,949 - $5,050 = -$101); and

•	the subsequent loss at the term end was calculated on a smaller Investment Base, which caused that loss to be smaller than the hypothetical loss ($5,000 - $4,495 = $505).

The result for the S&P 500 Growth Strategy ($505 - $101 = $404) is equal to the difference between the amount realized and the hypothetical Strategy value ($45,404 - $404 = $45,000).

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $48,203 ($5,051 withdrawal plus the $43,152 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $48,000 ($50,000 Investment Base minus $2,000 loss ($50,000 x -4.00%)). This hypothetical Strategy value is lower than the amount realized for the same reasons described above for the S&P 500 Growth Strategy.

Your investment in the S&P 500 Buffer Strategy outperformed the S&P 500 Growth Strategy by $2,799 in this example. The amount you realized under the Buffer Strategy ($48,203) exceeds the amount you realized under the Growth Strategy ($45,404) for two reasons: (1) at the time of the withdrawal, the Buffer absorbed all of the negative Index Change of -2.00%, while the Maximum Loss did not absorb any of the negative Index Change, thus resulting in more of the withdrawal being taken from the Buffer Strategy’s value even though the Investment Base of both strategies was reduced by the same amount, and (2) at the end of the Term, the Buffer absorbed more of the negative Index Change (10 percentage points of the -14.00% change) than the Maximum Loss absorbed (4 percentage points of the -14.00% change), thus reducing the Strategy value of the Growth Strategy to a greater extent.

Example D: Withdrawal When Index Falling Steadily and Precipitously

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	850	850
Negative Index Change	(850 - 1000) / 1000 = -15.00%	(850 - 1000) / 1000 = -15.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer on Day 146 of Term	N/A	10% x (365-219)/365 = 4.00% Buffer
Negative Index Change Absorbed by Buffer	N/A	-4.00%
Negative Index Change after Buffer	N/A	-15.00% - (-4.00)% = -11.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-11.00% x 100% = 11.00% Vested Loss
Vested Loss in Dollars	$50,000 x 10.00% = $5,000 Vested Loss	$50,000 x 11.00% = $5,500 Vested Loss
Strategy Value before Withdrawal	$50,000 - $5,000 = $45,000	$50,000 - $5,500 = $44,500
Amount Withdrawn*	$5,028	$4,972
Percentage Reduction in Strategy Value	$5,028/ $45,000 = 11.17%	$4,972/ $44,500 = 11.17%
Proportional Reduction in Investment Base	$50,000 x .1117 = $5,585	$50,000 x .1117 = $5,585
Remaining Investment Base after Withdrawal	$50,000 - $5,585 = $44,415	$50,000 - $5,585 = $44,415

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Withdrawal	$44,415	$44,415
Index Value at Term Start	1000	1000
Index Value at Term End	750	750
Negative Index Change	(750 - 1000) / 1000 = -25.00%	(750 - 1000) / 1000 = -25.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer at End of Term	N/A	10% Buffer
Negative Index Change Absorbed by Buffer	N/A	-10.00%
Negative Index Change after Buffer	N/A	-25.00% - (-10.00)% = -15.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-15.00% x 100% = 15.00% Vested Loss
Vested Loss in Dollars	$44,415 x 10.00% = $4,442 Vested Loss	$44,415 x 15.00% = $6,662 Vested Loss
Strategy Value at Term End	$44,415 - $4,442 = $39,973	$44,415 - $6,662 = $37,753

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $89,500 ($45,000 + $44,500). The S&P 500 Growth Strategy value was 50.28% of that total value ($45,000 / $89,500 = 50.28%), so 50.28% of the $10,000 withdrawal ($5,028) was taken from it. The S&P 500 Buffer Strategy value was 49.72% of that total value ($44,500 / $89,500 = 49.72%), so 49.72% of the $10,000 withdrawal ($4,972) was taken from it.

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $45,001 ($5,028 withdrawal plus the $39,973 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $45,000 ($50,000 Investment Base minus $5,000 loss ($50,000 x -10.00%)).

The amount realized equals (after taking into account the effects of rounding) this hypothetical Strategy value of $45,000 because the Maximum Loss equally limited the negative Index Change both at the time of withdrawal and at the end of the Term.

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $42,725 ($4,972 withdrawal plus the $37,753 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $42,500 ($50,000 Investment Base minus $7,500 loss ($50,000 x -15.00%)).

The amount realized of $42,725 exceeds this hypothetical Strategy value of $42,500 because:

•	the loss at the time of the withdrawal caused the reduction in the Investment Base to be greater than the actual amount withdrawn ($4,972 - $5,585 = -$613); and

•	the subsequent loss at the term end was calculated on a smaller Investment Base, which caused that loss to be smaller than the hypothetical loss ($7,500 - $6,662 = -$838).

The result for the S&P 500 Buffer Strategy (-$613 + $838 = $225) is equal to the difference between the amount realized and the hypothetical Strategy value ($42,725 - $225 = $42,500).

Your investment in the S&P 500 Buffer Strategy underperformed the S&P 500 Growth Strategy by $2,276 in this example. The amount you realized under the Buffer Strategy ($42,725) is smaller than the amount you realized under the Growth Strategy ($45,001) for two reasons: (1) at the time of the withdrawal, the Buffer absorbed less of the negative Index Change of -15.00%, thus resulting in more of the withdrawal being taken from the Buffer Strategy’s value even though the Investment Base of both strategies was reduced by the same amount, and (2) at the end of the Term, the Buffer absorbed less of the negative Index Change (10 percentage points of the -25.00% change) than the Maximum Loss absorbed (15 percentage points of the -25.00% change), thus reducing the Strategy value of the Buffer Strategy to a greater extent.

Example E: Withdrawal When Index Rises and Then Falls

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	1080	1080
Positive Index Change	(1080 - 1000) / 1000 = 8.00%	(1080 - 1000) / 1000 = 8.00%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	8.00%	8.00%
Vesting Factor on Day 146	25%	25%
Vested Gain as a Percentage	8.00% x 25% = 2.00% Vested Gain	8.00% x 25% = 2.00% Vested Gain
Vested Gain in Dollars	$50,000 x 2.00% = $1,000 Vested Gain	$50,000 x 2.00% = $1,000 Vested Gain
Strategy Value before Withdrawal	$50,000 + $1,000 = $51,000	$50,000 + $1,000 = $51,000
Amount Withdrawn	$5,000	$5,000
Percentage Reduction in Strategy Value	$5,000 / $51,000 = 9.80%	$5,000 / $51,000 = 9.80%
Proportional Reduction in Investment Base	$50,000 x .0980 = $4,900	$50,000 x .0980 = $4,900
Remaining Investment Base after Withdrawal	$50,000 - $4,900 = $45,100	$50,000 - $4,900 = $45,100

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Withdrawal	$45,100	$45,100
Index Value at Term Start	1000	1000
Index Value at Term End	860	860
Negative Index Change	(860 - 1000) / 1000 = -14.00%	(860 - 1000) / 1000 = -14.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer at End of Term	N/A	10% Buffer
Negative Index Change Absorbed by Buffer	N/A	-10.00%
Negative Index Change after Buffer	N/A	-14% - (-10%) = -4.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-4.00% x 100% = 4.00% Vested Loss
Vested Loss in Dollars	$45,098 x 10.00% = $4,510 Vested Loss	$45,098 x 4.00% = $1,804 Vested Loss
Strategy Value at Term End	$45,100 - $4,510 = $40,590	$45,100 - $1,804 = $43,296

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $45,590 ($5,000 withdrawal plus the $40,590 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $45,000 ($50,000 Investment Base minus $5,000 loss ($50,000 x -10%)).

The amount realized of $45,590 exceeds this hypothetical Strategy value of $45,000 because:

•	the gain at the time of the withdrawal caused the reduction in the Investment Base to be less than the actual amount withdrawn ($5,000 - $4,900 = $100); and

•	the subsequent loss at the term end was calculated on a smaller Investment Base, which caused that loss to be smaller than the hypothetical loss ($5,000 - $4,510 = $490).

The result for the S&P 500 Growth Strategy ($100 + $490 = $590) is equal to the difference between the amount realized and the hypothetical Strategy value ($45,590 - $590 = $45,000).

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $48,296 ($5,000 withdrawal plus the $43,296 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $48,000 ($50,000 Investment Base minus $2,000 loss ($50,000 x -4.00%)). This hypothetical Strategy value is lower than the amount realized for the same reasons described above for the S&P 500 Growth Strategy.

Your investment in the S&P 500 Buffer Strategy outperformed the S&P 500 Growth Strategy by $2,706 in this example. The amount you realized under the Buffer Strategy ($48,296) exceeds the amount you realized under the Growth Strategy ($45,590) because, at the end of the Term, the Buffer absorbed more of the negative Index Change (10 percentage points of the -14.00% change) than the Maximum Loss absorbed (4 percentage points of the -14.00% change), thus reducing the Strategy value of the Growth Strategy to a greater extent.

Example F: Multiple Withdrawals in a Volatile Market

Impact of $2,500 Withdrawal on Day 146 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Investment Base at Term Start	$50,000	$50,000
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	1040	1040
Positive Index Change	(1040 - 1000) / 1000 = 4.00%	(1040 - 1000) / 1000 = 4.00%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	4.00%	4.00%
Vesting Factor on Day 146	25%	25%
Vested Gain as a Percentage	4.00% x 25% = 1.00% Vested Gain	4.00% x 25% = 1.00% Vested Gain
Vested Gain in Dollars	$50,000 x 1.00% = $500 Vested Gain	$50,000 x 1.00% = $500 Vested Gain
Strategy Value before Withdrawal	$50,000 + $500 = $50,500	$50,000 + $500 = $50,500
Amount Withdrawn	$1,250	$1,250
Percentage Reduction in Strategy Value	$1,250 / $50,500 = 2.48%	$1,250 / $50,500 = 2.48%
Proportional Reduction in Investment Base	$50,000 x .0248 = $1,240	$50,000 x .0248 = $1,240
Remaining Investment Base after Day 146 Withdrawal	$50,000 - $1,240 = $48,760	$50,000 - $1,240 = $48,760

Impact of $3,500 Withdrawal on Day 219 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Day 146 Withdrawal	$48,760	$48,760
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	970	970
Negative Index Change	(970 - 1000) / 1000 = -3.00%	(970 - 1000) / 1000 = -3.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-3.00%	N/A
Buffer on Day 219 of Term	N/A	10% x (365-146)/365 = 6.00% Buffer
Negative Index Change Absorbed by Buffer	N/A	Entire -3% Index Change
Negative Index Change after Buffer	N/A	0.00%
Vested Loss as Percentage	-3.00% x 100% = 3.00% Vested Loss	0.00% Vested Loss
Vested Loss in Dollars	$48,760 x 3.00% = $1,463 Vested Loss	$0 Vested Loss
Strategy Value before Withdrawal	$48,760 - $1,463 = $47,297	$48,760 - $0 = $48,760
Amount Withdrawn*	$1,723	$1,777
Percentage Reduction in Strategy Value	$1,723 / $47,297 = 3.64%	$1,777 / $48,760 = 3.64%
Proportional Reduction in Investment Base	$48,760 x .0364 = $1,775	$48,760 x .0364 = $1,775
Remaining Investment Base after Day 219 Withdrawal	$48,760 - $1,775 = $46,985	$48,760 - $1,775 = $46,985

Impact of $4,000 Withdrawal on Day 292 of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Day 219 Withdrawal	$46,985	$46,985
Index Value at Term Start	1000	1000
Index Value at Date of Withdrawal	1150	1150
Positive Index Change	(1150 - 1000) / 1000 = 15.00%	(1150 - 1000) / 1000 = 15.00%
Maximum Gain	Gain of 12%	Gain of 14%
Positive Index Change Limited by Maximum Gain	12.00%	14.00%
Vesting Factor in Month 8	50%	50%
Vested Gain as a Percentage	12.00% x 50% = 6.00% Vested Gain	14.00% x 50% = 7.00% Vested Gain

Vested Gain in Dollars	$46,985 x 6.00% = $2,819 Vested Gain	$46,985 x 7.00% = $3,289 Vested Gain
Strategy Value before Withdrawal	$46,985 + $2,819 = $49,804	$46,985 + $3,289 = $50,274
Amount Withdrawn*	$1,991	$2,009
Percentage Reduction in Strategy Value	$1,991 / $49,804 = 4.00%	$2,009 / $50,274 = 4.00%
Proportional Reduction in Investment Base	$46,985 x .0400 = $1,879	$46,985 x .0400 = $1,879
Remaining Investment Base after Day 292 Withdrawal	$46,985 - $1,879 = $45,106	$46,985 - $1,879 = $45,106

Value at End of Term	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Remaining Investment Base after Day 292 Withdrawal	$45,106	$45,106
Index Value at Term Start	1000	1000
Index Value at Term End	860	860
Negative Index Change	(860 - 1000) / 1000 = -14.00%	(860 - 1000) / 1000 = -14.00%
Maximum Loss	Loss of 10%	N/A
Negative Index Change Limited by Maximum Loss	-10.00%	N/A
Buffer at End of Term	N/A	10% Buffer
Negative Index Change Absorbed by Buffer	N/A	-10.00%
Negative Index Change after Buffer	N/A	-14.00% - (-10.00%) = -4.00%
Vested Loss as a Percentage	-10.00% x 100% = 10.00% Vested Loss	-4.00% x 100% = 4.00% Vested Loss
Vested Loss in Dollars	$45,106 x 10.00% = $4,511 Vested Loss	$45,106 x 4.00% = $1,804 Vested Loss
Strategy Value at Term End	$45,106 - $4,511 = $40,595	$45,106 - $1,804 = $43,302

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, on Day 219 the total value of all Indexed Strategies immediately before the withdrawal was $96,057 ($47,297 + $48,760). The S&P 500 Growth Strategy value was 49.24% of that total value ($47,297 / $96,057 = 49.24%), so 49.24% of the $3,500 withdrawal ($1,723) was taken from it. The S&P 500 Buffer Strategy value was 50.76% of that total value ($48,760 / $96,057 = 50.76%), so 50.76% of the $3,500 withdrawal ($1,777) was taken from it.

In this example, on Day 292 the total value of all Indexed Strategies immediately before the withdrawal was $100,078 ($49,804 + $50,274). The S&P 500 Growth Strategy value was 49.77% of that total value ($49,804 / $100,078 = 49.77%), so 49.77% of the $4,000 withdrawal ($1,991) was taken from it. The S&P 500 Buffer Strategy value was 50.23% of that total value ($50,274 / $100,078 = 50.23%), so 50.23% of the $4,000 withdrawal ($2,009) was taken from it.

S&P 500 Growth Strategy

In this example, the amount you realized on your $50,000 investment in the S&P 500 Growth Strategy at the end of the Term is $45,559 ($4,964 total withdrawals plus the $40,595 Strategy value at the end of the Term).

Had no withdrawal occurred, your S&P 500 Growth Strategy value at the end of the Term would have been $45,000 ($50,000 Investment Base minus $5,000 loss ($50,000 x -10.00%)).

The amount realized of $45,561 exceeds this hypothetical Strategy value of $45,000 because:

•	the gains at the time of the $1,250 and $1,991 withdrawals caused the reductions in the Investment Base to be less than the actual amounts withdrawn ($1,250 - $1,240 = $10 and $1,991 - $1,879 = $112);

•	the loss at the time of the $1,723 withdrawal caused the reduction in the Investment Base to be greater than the actual amount withdrawn ($1,723 - $1,775 = -$52); and

•	the subsequent loss at the term end was calculated on a smaller Investment Base, which caused that loss to be less than the hypothetical loss ($5,000 - $4,511 = $489).

The result for the S&P 500 Growth Strategy ($10 + $112 - $52 + $489 = $559) is equal to the difference between the amount realized and the hypothetical Strategy value ($45,559 - $559 = $45,000).

S&P 500 Buffer Strategy

The amount you realized on your $50,000 investment in the S&P 500 Buffer Strategy at the end of the Term is $48,338 ($5,036 total withdrawals plus the $43,302 Strategy value at the end of the Term). Had no withdrawal occurred, your S&P 500 Buffer Strategy value at the end of the Term would have been $48,000 ($50,000 Investment Base minus $2,000 loss ($50,000 x -4.00%)). This hypothetical Strategy value is lower than the amount realized for the same reasons described above for the S&P 500 Growth Strategy.

Your investment in the S&P 500 Buffer Strategy outperformed the S&P 500 Growth Strategy by $2,779 in this example. The amount you realized under the Buffer Strategy ($48,338) exceeds the amount you realized under the Growth Strategy ($45,559) for three reasons: (1) at the time of the Day 219 withdrawal, the Buffer absorbed all of the negative Index Change of -3.00%, while the Maximum Loss did not absorb any of the negative Index Change, thus resulting in more of the withdrawal being taken from the Buffer Strategy’s value even though the Investment Base of both strategies was reduced by the same amount, (2) at the time of the Day 292 withdrawal, the Index Change exceeded the Maximum Gain of both the Buffer Strategy and the Growth Strategy, but the Buffer Strategy had a higher Maximum Gain than the Growth Strategy, resulting in more of the withdrawal being taken from the Buffer Strategy’s value even though the Investment Base of both strategies was reduced by the same amount, and (3) at the end of the Term, the Buffer absorbed more of the negative Index Change (10 percentage points of the -14.00% change) than the Maximum Loss absorbed (4 percentage points of the -14.00% change), thus reducing the Strategy value of the Growth Strategy to a greater extent.

APPENDIX C: EXAMPLES - AMOUNT AVAILABLE FOR WITHDRAWAL

The following examples are intended to help you understand the amount that may be available for withdrawal in different market environments.

Example A: Amount Available for a Withdrawal When Index Rises

This example assumes:

•	you allocate a $50,000 Purchase Payment to the S&P 500 Growth/-10% Floor Strategy and a $50,000 Purchase Payment to the S&P 500 10% Buffer Strategy;

•	the Contract Effective Date and the Term Start Date are both April 6, 2026;

•	the Maximum Gain for the initial Term of the S&P 500 Growth Strategy is 12% and the S&P 500 Buffer Strategy is 14%;

•	you request a $10,000 withdrawal on Day 146 of the Term (August 30, 2026);

•	you do not take any other withdrawals during the initial Term; and

•	the Term End Date is April 6, 2027.

Term Start Date - April 6, 2026	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Strategy Value	$50,000	$50,000	See Footnote 1 below.
Investment Base	$50,000	$50,000	See Footnote 1 below.
Maximum Gain for Term	Gain of 12%	Gain of 14%	See Footnote 2 below.
Index Value	1900	1900
Withdrawal Date - August 30, 2026
Index Value	1976	1976
Positive Index Change	4.00%	4.00%	See Footnote 3 below.
Positive Index Change Limited by Maximum Gain	4.00%	4.00%	See Footnote 4 below.
Vesting Factor on Day 146	25%	25%	See Footnote 5 below.
Vested Gain as a Percentage	1.00%	1.00%	See Footnote 6 below.
Vested Gain in Dollars	$500	$500	See Footnote 6 below.
Strategy Value before Withdrawal	$50,500	$50,500	See Footnote 7 below.
Amount of Withdrawal Requested	$10,000	$10,000
Free Withdrawal Allowance	$5,000	$5,000	See Footnote 8 below.
Early Withdrawal Charge	$435	$435	See Footnote 9 below.
Total Amount Withdrawn	$10,435	$10,435	See Footnote 10 below.
Percentage Reduction in Strategy Value	20.66%	20.66%	See Footnote 11 below.
Proportional Reduction in Investment Base	$10,330	$10,330	See Footnote 11 below.
Remaining Investment Base after Withdrawal	$39,670	$39,670	See Footnote 12 below.
Strategy Value after Withdrawal	$40,065	$40,065	See Footnote 13 below.
Term End Date - April 6, 2027
Index Value	2033	2033
Positive Index Change	7.00%	7.00%	See Footnote 14 below.
Positive Index Change Limited by Maximum Gain	7.00%	7.00%	See Footnote 15 below.
Vesting Factor at Term End	100%	100%	See Footnote 16 below.
Vested Gain as a Percentage	7.00%	7.00%	See Footnote 17 below.
Remaining Investment Base after Withdrawal	$39,670	$39,670	See Footnote 12 below.
Vested Gain in Dollars	$2,777	$2,777	See Footnote 17 below.
Strategy Value at Term End	$42,447	$42,447	See Footnote 18 below.

Footnote 1. On the Term Start Date, the Strategy value is equal to the amount applied to the Strategy on the Term Start Date. The amount applied on the Term Start Date is also the beginning Investment Base.

Footnote 2. The Maximum Gain is the largest positive Index Change for a Term taken into account to determine the Vested Gain. In this example, the Maximum Gain is 12% (for the Growth Strategy) or 14% (for the Buffer Strategy), which means it will not affect the calculation of Vested Gain unless the Index goes up more than 12% or 14%, respectively.

Footnote 3. The Index Change is equal to the percentage change in the Index Value measured from the Term Start Date to the withdrawal date.

Formula	(Index Value on withdrawal date - Index Value on Term Start Date) / Index Value on Term Start Date
Calculation	(1976 - 1900) / 1900 = 4.00%

Footnote 4. In this example, the Index Change on the withdrawal date is not limited by the Maximum Gain because the Index did not go up more than 12% for the Growth Strategy or 14% for the Buffer Strategy.

Footnote 5. A Vesting Factor limits the portion of a positive Index Change that is taken into account to determine the Vested Gain. The Vesting Factor for a positive Index Change varies depending on the day of the Term. The Vesting Factor for a positive Index Change on any date within the first six months of a Term is 25%. The Vesting Factor for a positive Index Change on any date within the final six months of a Term (but before the Final Market Day of the Term) is 50%. The Vesting Factor for a positive Index Change on the final Market Day of the Term (or any date after that when the Vested Gain for the Term is calculated) is 100%. In this example, the Vesting Factor is 25% because the withdrawal date is a date within the first six months of the Term.

Footnote 6. When there is a positive Index Change, we use the following formulas to calculate the Vested Gain.

Formula	Index Change limited by Maximum Gain x Vesting Factor = Vested Gain percentage
Calculation	4.00% x 25% = 1.00%

Formula	Remaining Investment Base for the current Term x Vested Gain percentage = Vested Gain in dollars
Calculation	$50,000 x 0.0100 = $500

Footnote 7. In this example, there is a Vested Gain on the withdrawal date and you have not taken any withdrawals before that date. This means the Strategy value on the withdrawal date is the Investment Base plus the Vested Gain as of that date.

Formula	Investment Base + Vested Gain = Strategy value
Calculation	$50,000 + $500 = $50,500

Footnote 8. The Free Withdrawal Allowance (FWA) for the first Contract Year is 10% of the Purchase Payment. The FWA for each subsequent Contract Year is 10% of the Account Value as of the most recent Contract Anniversary.

Formula	Purchase Payment x 10% = FWA for first Contract Year
Calculation	$50,000 x 0.10 = $5,000

Footnote 9. The Early Withdrawal Charge that would apply to your withdrawal is equal to the amount subject to the charge multiplied by the Early Withdrawal Charge rate (EWC rate). The amount subject to the charge includes the charge itself. The amount subject to the charge does not include the FWA. The EWC rate depends on the Contract Year. In this example, the withdrawal occurs in the first Contract Year, when the EWC rate is 8%. The Early Withdrawal Charge rate declines after each of the first five Contract Years. There is no Early Withdrawal Charge after Contract Year 7.

Formula	[(Requested withdrawal - FWA) x EWC rate] / (1.00 - EWC rate) = Early Withdrawal Charge
Calculation	[($10,000 - $5,000) x 0.08] / (1.00 - 0.08) = $5,000 x 0.08 / 0.92 = $400 / 0.92 = $435

Footnote 10. When you request a withdrawal, you receive the amount you requested. If an Early Withdrawal Charge applies, we also withdraw an amount equal to the charge. This means that the total amount withdrawn from your annuity is equal to the amount you requested plus the applicable Early Withdrawal Charge.

Formula	Requested withdrawal + Early Withdrawal Charge = total amount withdrawn
Calculation	$10,000 + $435 = $10,435

Footnote 11. When you take a withdrawal, the portion of the Investment Base taken to pay for the withdrawal is proportional to the reduction in the value of the Indexed Strategy due to the withdrawal. If there is a Vested Gain as of the withdrawal date, the reduction in the Investment Base will be less than the total amount withdrawn. This difference occurs because your withdrawal is credited with a proportionate share of the Vested Gain.

Formula	Total amount withdrawn / Strategy value before withdrawal = percentage reduction in Strategy value
Calculation	$10,435 / $50,500 = 20.66%

Formula Calculation	Investment Base before withdrawal x percentage reduction in Strategy value = proportional reduction in Investment Base
$50,000 x 0.2066 = $10,330

Footnote 12. On the withdrawal date after the withdrawal, the remaining Investment Base is equal to the Investment Base before the withdrawal minus the proportional reduction in the Investment Base for the withdrawal.

Formula Calculation	Investment Base before withdrawal - proportional reduction in Investment Base for withdrawal = Investment Base after withdrawal
$50,000 - $10,330 = $39,670

Footnote 13. On the withdrawal date, the Strategy value after the withdrawal is equal to Strategy value before the withdrawal minus the total amount withdrawn.

Formula	Strategy value before withdrawal - total amount withdrawn = Strategy value after withdrawal
Calculation	$50,500 - $10,435 = $40,065

Footnote 14. The Index Change on the Term End Date is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date.

Formula	(Index Value on Term End Date - Index Value on Term Start Date) / Index Value on Term Start Date
Calculation	(2033 - 1900) / 1900 = 7.00%

Footnote 15. In this example, the Index Change on the Term End Date is not limited by the Maximum Gain because the Index did not go up more than 12% for the Growth Strategy or 14% for the Buffer Strategy.

Footnote 16. The Vesting Factor for a positive Index Change on the Term End Date is 100%.

Footnote 17. When there is a positive Index Change, we use the following formulas to calculate the Vested Gain.

Formula	Index Change limited by Maximum Gain x Vesting Factor = Vested Gain percentage
Calculation	7.00% x 100% = 7.00%

Footnote 18. In this example, there is a Vested Gain on the Term End Date and you have taken a $10,000 withdrawal during the Term. This means the Strategy value on that date is the remaining Investment Base on the Term End Date plus the Vested Gain as of that date.

Formula	Remaining Investment Base on Term End Date + Vested Gain = Strategy value on Term End Date
Calculation	$39,670 + $2,777 = $42,447

Example B: Amount Available for a Withdrawal When Index Falls

This example assumes:

•	you allocate a $50,000 Purchase Payment to the S&P 500 Growth/-10% Floor Strategy and a $50,000 Purchase Payment to the S&P 500 10% Buffer Strategy;

•	the Contract Effective Date and the Term Start Date are both April 6, 2026;

•	you request a $10,000 withdrawal on Day 146 of the Term (August 30, 2026);

•	you do not take any other withdrawals during the initial Term; and

•	the Term End Date is April 6, 2027.

Term Start Date - April 6, 2026	S&P 500 Growth Strategy	S&P 500 Buffer Strategy
Strategy Value	$50,000	$50,000	See Footnote 1 below.
Investment Base	$50,000	$50,000	See Footnote 1 below.
Maximum Loss for Term	Loss of 10%	N/A	See Footnote 2 below.
End of Term Buffer	N/A	10% Buffer	See Footnote 3 below.
Index Value	1900	1900
Withdrawal Date - August 30, 2026
Index Value	1786	1786
Negative Index Change	-6.00%	-6.00%	See Footnote 4 below.
Negative Index Change Limited by Maximum Loss	-6.00%	N/A	See Footnote 5 below.
Buffer on Day 146	N/A	4.00% Buffer	See Footnote 6 below.
Vested Loss as a Percentage	-6.00%	-2.00%	See Footnote 7 below.
Vested Loss in Dollars	-$3,000	-$1,000	See Footnote 7 below.
Strategy Value before Withdrawal	$47,000	$49,000	See Footnote 8 below.
Amount of Withdrawal Requested	$10,000	$10,000
Free Withdrawal Allowance	$5,000	$5,000	See Footnote 9 below.
Early Withdrawal Charge	$435	$435	See Footnote 10 below.
Total Amount Withdrawn	$10,435	$10,435	See Footnote 11 below.
Percentage Reduction in Strategy Value	22.20%	21.30%	See Footnote 12 below.
Proportional Reduction in Investment Base	$11,100	$10,650	See Footnote 12 below.
Remaining Investment Base after Withdrawal	$38,900	$39,350	See Footnote 13 below.
Strategy Value after Withdrawal	$36,565	$38,565	See Footnote 14 below.
Term End Date - April 6, 2027
Index Value	1748	1748
Negative Index Change	-8.00%	-8.00%	See Footnote 15 below.
Negative Index Change Limited by Maximum Loss	-8.00%	N/A	See Footnote 16 below.
Negative Index Change Limited by Buffer	N/A	0.00%	See Footnote 17 below.
Vested Loss Percentage	-8.00%	0.00%	See Footnote 18 below.
Remaining Investment Base	$38,900	$39,350	See Footnote 13 below.
Vested Loss in Dollars	$3,112	$0	See Footnote 18 below.
Strategy Value at Term End	$35,788	$39,350	See Footnote 19 below.

Footnote 1. On the Term Start Date, the Strategy value is equal to the amount applied to the Strategy on the Term Start Date. The amount applied on the Term Start Date is also the beginning Investment Base.

Footnote 2. The Maximum Loss is the largest negative Index Change for a Term taken into account to determine the Vested Loss for Growth Strategies. In this example, the Maximum Loss is 10%, which means it will not affect the calculation of Vested Loss unless the Index goes down more than 10%.

Footnote 3. The Buffer is the portion of a negative Index Change for a Term that is disregarded when determining a Vested Loss for a Buffer Strategy. The Buffer varies depending on the day of the Term. Once the final Market Day of the Term has been reached, the Buffer is 10%. Before the final Market Day, the Buffer is:

10% x 365 – N
365

where N is equal to the number of days remaining until the final Market Day of the Term.

Footnote 4. The Index Change is equal to the percentage change in the Index Value measured from the Term Start Date to the withdrawal date.

Formula	(Index Value on withdrawal date - Index Value on Term Start Date) / Index Value on Term Start Date
Calculation	(1786 - 1900) / 1900 = -6.00%

Footnote 5. In this example, the negative Index Change on the withdrawal date is not limited by the Maximum Loss because the Index did not go down more than 10%.

Footnote 6. In this example, only a portion of the negative Index Change on the withdrawal date is limited by the Buffer because the Index went down more than 4.00%.

Footnote 7.

Vested Loss – Growth Strategies: When there is a negative Index Change, we use the following formulas to calculate the Vested Loss for Growth Strategies.

Formula	Index Change limited by Maximum Loss = Vested Loss percentage
Calculation	-6.00% = -6.00%

Formula	Remaining Investment Base for the current Term x Vested Loss percentage = Vested Loss in dollars
Calculation	$50,000 x -0.0600 = -$3,000

Vested Loss – Buffer Strategies: When there is a negative Index Change, we use the following formulas to calculate the Vested Loss for Buffer Strategies.

Formula	Index Change limited by Buffer = Vested Loss percentage
Calculation	-6.00% Index Change – (-4.00%) Buffer = -2.00%

Formula	Remaining Investment Base for the current Term x Vested Loss percentage = Vested Loss in dollars
Calculation	$50,000 x -0.0200 = -$1,000

Footnote 8. In this example, there is a Vested Loss on the withdrawal date and you have not taken any withdrawals before that date. This means the Strategy value on the withdrawal date is the Investment Base, minus the Vested Loss as of that date.

Formula	Investment Base - Vested Loss = Strategy value
Calculation	For Growth Strategy: $50,000 - $3,000 = $47,000
For Buffer Strategy: $50,000 - $1,000 = $49,000

Footnote 9. The Free Withdrawal Allowance (FWA) for the first Contract Year is 10% of the Purchase Payment. The FWA for each subsequent Contract Year is 10% of the Account Value as of the most recent Contract Anniversary.

Formula	Purchase Payment x 10% = FWA for first Contract Year
Calculation	$50,000 x 10% = $5,000

Footnote 10. The Early Withdrawal Charge that would apply to your withdrawal is equal to the amount subject to the charge multiplied by the Early Withdrawal Charge rate (EWC rate). The amount subject to the charge includes the charge itself. The amount subject to the charge does not include the FWA. The EWC rate depends on the Contract Year. In this example, the withdrawal occurs in the first Contract Year, when the EWC rate is 8%. The Early Withdrawal Charge rate declines after each of the first five Contract Years. There is no Early Withdrawal Charge after Contract Year 7.

Formula	[(Requested withdrawal - FWA) x EWC rate] / (1.00 - EWC rate) = Early Withdrawal Charge
Calculation	[($10,000 - $5,000) x 0.08] / (1.00 - 0.08) = $5,000 x 0.08 / 0.92 = $400 / 0.92 = $435

Footnote 11. When you request a withdrawal, you receive the amount you requested. If an Early Withdrawal Charge applies, we also withdraw an amount equal to the charge. This means that the total amount withdrawn from your annuity is equal to the amount you requested plus the applicable Early Withdrawal Charge.

Formula	Requested withdrawal + Early Withdrawal Charge = total amount withdrawn
Calculation	$10,000 + $435 = $10,435

Footnote 12. When you take a withdrawal, the portion of the Investment Base taken to pay for the withdrawal is proportional to the reduction in the value of the Indexed Strategy due to the withdrawal. If there is a Vested Loss as of the withdrawal date, the reduction in the Investment Base will be more than the total amount withdrawn. This difference occurs because your withdrawal is charged with a proportionate share of the Vested Loss.

Formula	total amount withdrawn / Strategy value before withdrawal = percentage reduction in Strategy value
Calculation	For Growth Strategy: $10,435 / $47,000 = 22.20%
For Buffer Strategy: $10,435 / $49,000 = 21.30%

Formula	Investment Base before withdrawal x percentage reduction in Strategy value = proportional reduction in Investment Base
Calculation	For Growth Strategy: $50,000 x 0.2220 = $11,100
For Buffer Strategy: $50,000 x 0.2130 = $10,650

Footnote 13. On the withdrawal date, the remaining Investment Based after the withdrawal is equal to the Investment Base before the withdrawal minus the proportional reduction in the Investment Base for the withdrawal.

Formula Calculation	Investment Base before withdrawal - proportional reduction in Investment Base for withdrawal = Investment Base after withdrawal
For Growth Strategy: $50,000 - $11,100 = $38,900
For Buffer Strategy: $50,000 - $10,650 = $39,350

Footnote 14. On the withdrawal date, the Strategy value after the withdrawal is equal to the Strategy value before the withdrawal minus the total amount withdrawn.

Formula	Strategy value before withdrawal - total amount withdrawn = Strategy value after withdrawal
Calculation	For Growth Strategy: $47,000 - $10,435 = $36,565
For Buffer Strategy: $49,000 - $10,435 = $38,565

Footnote 15. The Index Change on the Term End Date is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date.

Formula	(Index Value on Term End Date - Index Value on Term Start Date) / Index Value on Term Start Date
Calculation	(1748 - 1900) / 1900 = -8.00%

Footnote 16. For the Growth Strategy, in this example, the negative Index Change on the Term End Date is not limited by the Maximum Loss because the Index did not go down more than 10%.

Footnote 17. For the Buffer Strategy, in this example, the entire negative Index Change on the Term End Date is limited by the Buffer because the Index went down less than 10%.

Footnote 18.

Vested Loss – Growth Strategies: When there is a negative Index Change, we use the following formula to calculate the Vested Loss percentage for Growth Strategies.

Formula	Index Change limited by Maximum Loss = Vested Loss percentage
Calculation	-8.00% = -8.00%

Formula	Remaining Investment Base for the current Term x Vested Loss percentage = Vested Loss in dollars
Calculation	$38,899 x -0.0800 = -$3,112

Vested Loss – Buffer Strategies: When there is a negative Index Change, we use the following formula to calculate the Vested Loss percentage for Buffer Strategies.

Formula	Index Change limited by Buffer = Vested Loss percentage
Calculation	-8% Index Change > -10% Buffer = 0%

Formula	Remaining Investment Base for the current Term x Vested Loss percentage = Vested Loss in dollars
Calculation	$39,352 x 0.0000 = $0

Footnote 19. In this example, there is a Vested Loss on the Term End Date for the Growth Strategy and you have taken a $10,000 withdrawal during the Term. This means the Strategy value on that date is the remaining Investment Base on the Term End Date minus the Vested Loss as of that date.

Formula	Remaining Investment Base on Term End Date - Vested Loss = Strategy value
Calculation	$38,900 - $3,112 = $35,788

In this example, there is no Vested Loss on the Term End Date for the Buffer Strategy and you have taken a $10,000 withdrawal during the Term. This means the Strategy value on that date is the remaining Investment Base on the Term End Date.

Formula	Remaining Investment Base on Term End Date = Strategy value
Calculation	$39,350 = $39,350

APPENDIX D: STATE VARIATIONS

This prospectus describes the material features of the Contract. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. However, please note that the maximum charge is set forth in this prospectus. If you would like to review a copy of the Contract and any endorsements, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, visit our website at http://www.massmutualascend.com or call us at 1-800-789-6771.

The following information is a summary of material state variations as of the date of this prospectus.

General

For Contracts Issued in Illinois and New Jersey: References to “spouse” have been changed to “spouse or civil union partner.”

Extended Care Waiver Rider. The table below summarizes material state variations related to the rider.

For Contracts Issued in:	Variations in Extended Care Waiver Rider
California	The Waiver of Early Withdrawal Charges for Facility Care or Home Care or Community-Based Services Rider (CA Rider) replaces the Extended Care Waiver Rider. The CA Rider provides a waiver under an expanded set of circumstances. The waiver will apply if, at the time of the withdrawal or Surrender, or within the immediately preceding 90 days, the following conditions are met: (1) the insured is confined in a facility or is receiving, as prescribed by a physician, registered nurse or licensed social worker, home care or community-based services; (2) the insured’s confinement in a facility, the insured’s receipt of home care or community-based services, or any combination thereof has continued for a period of at least 90 consecutive days; and (3) the first day of such 90-day period was at least one year after the contract effective date. Facility includes a skilled nursing facility, a convalescent nursing home, or an extended care facility or a residential care facility or a residential care facility for the elderly. Home care or community-based services includes home health care, adult day care, personal care, homemaker services, hospice services and respite care as defined in the rider. Additional conforming changes have been made including revised and new definitions, and inclusion of a description of circumstances under which the waiver does not apply. The termination provision has been modified to reflect that the rider will not terminate if you transfer or assign an interest in the contract to a person or entity other than the insured.

Connecticut	The conditions under which the waiver applies have been modified. The waiver will apply if at the time of a withdrawal or Surrender or within the immediately preceding 90 days all of the following conditions are met: (1) an insured is confined in a long-term care facility or hospital; and (2) the confinement has continued for a period of at least 90 consecutive days.

Kansas	The conditions under which the waiver applies have been modified. The first day of confinement must be at least 90 days after the contract effective date, rather than one year after the contract effective date.

Massachusetts and Missouri	This waiver rider in not available in Massachusetts or Missouri.

Montana	The definition of medically necessary has been modified and refers to the insured’s physician.

Nebraska	The definition of skilled nursing facility has been modified by adding a licensed practical nurse to the list of persons who may provide nursing services or supervise the provision of nursing services.

New Hampshire	The definition of skilled nursing facility has been modified by changing the phrase “licensed and operated as a skilled nursing facility” to “operated as a skilled nursing facility.”

Pennsylvania

The conditions under which the waiver is available have been modified. The waiver will apply if at the time of a withdrawal or Surrender or within the immediately preceding 90 days all of the following conditions are met: (1) an insured is confined in one or more long-term care facilities, hospital, or a combination of such; (2) the confinement is prescribed by a physician and is medically necessary; (3) the first day of the confinement is at least one year after the contract effective date; and (4) the confinement has continued for a period of at least 90 consecutive days, or has continued for a total of at least 90 days if each successive confinement occurs within six months of the previous confinement and is for the same related medical cause.

The definition of long-term care facility has been modified. The following facilities have been deleted from the list of facilities excluded from that definition: a facility that primarily treats drug addicts and a facility that is a home for the mentally ill. An exclusion provision has been added to clarify that the waiver will not apply if the insured is confined in a long-term care facility or hospital for the treatment of certain types of drug addiction or mental illnesses.

The definition of hospital has been modified by changing the phrase “it maintains, or has access to, medical, diagnostic, and major surgical facilities” to “it maintains, or has access to, medical and diagnostic facilities.”

For Contracts Issued in:	Variations in Extended Care Waiver Rider
Vermont

The definition of long-term care facility has been modified. The following facilities have been deleted from the list of excluded facilities: a facility that primarily treats drug addicts, a facility that primarily treats alcoholics, and a facility that is a home for the mentally ill.

The definition of physician has been modified by changing the phrase “a person who is licensed in the United States as a medical doctor or a doctor of osteopathy and who is practicing within the scope of his or her license” to “a person who is licensed in the United States who is providing medical care and treatment when such services are provided within the scope of his or her license and provided pursuant to applicable law.”

Washington	The waiver is based on confinement to an extended care facility or hospital rather than a long-term care facility or hospital. Definitions are modified to reflect the new terminology, references to “skilled nursing facility” are changed to “nursing facility” and the related definition is modified. In the definition of nursing facility and hospital, a licensed practical nurse is added to the list of persons who may provide nursing services or supervise the provision of nursing services.

Terminal Illness Waiver Rider. The table below summarizes material state variations related to the rider.

For Contracts Issued in:	Variations in Terminal Illness Waiver Rider
Illinois, Kansas, Washington	As a result of the terminal illness, your life expectancy must be 24 months from the date of death, rather than 12 months.

Kansas	The diagnosis must be rendered 90 days after the contract effective date, rather than one year after the contract effective date.

New Jersey	The requirement related to the timing of the diagnosis does not apply. But the waiver will not be available until at least one year after the contract effective date.

Massachusetts	This waiver rider in not available in Massachusetts.

Pennsylvania

The diagnosis must be rendered after the contract effective date, rather than one year after the contract effective date. But the waiver will not be available until at least one year after the contract effective date.

The waiver is based on a terminal condition as defined in the rider, rather than a terminal illness.

Texas	The diagnosis must be rendered on or after the contract effective date, rather than one year after the contract effective date.

Form of Annuity Payout Benefit

For Contracts Issued in Texas: Payments under a Payout Option are subject to a $50 minimum.

Assignment

For Contracts Issued in Ohio: Subject to the tax qualifications endorsement, if any, you may assign your rights to designate or change a Beneficiary or an Annuitant, to change Owners, or to elect a Payout Option if you make a specific Request in Good Order.

Amendment of the Contract

For Contracts Issued in Florida and Texas: You have the right to reject an endorsement that changes the provisions of this Contract to obtain or retain the intended tax treatment under federal tax law, or to take into account other pertinent laws and governmental regulations and rulings. We will not be responsible for the tax or other consequences of your rejection.

Involuntary Termination

For Contracts Issued in Texas: Our right to terminate this Contract is not tied to the minimum required value. We have the right to terminate this Contract if the Account Value would provide a benefit of less than $20 each month at age 70 under a life payout with payments for at least a fixed period of 10 years.

APPENDIX E: FINANCIAL INTERMEDIARY VARIATIONS

This appendix describes variations in the practical availability of investment options described in this prospectus which may apply depending on the broker-dealer through which the Contract was sold.

We are unaware of any financial intermediary variations, such as restrictions, limitations, and other differences in the availability of investment options, and/or any contract features and benefits described in this prospectus. Such variations may be imposed by the broker-dealer through which the contract was sold without our knowledge. This means that there may be financial intermediary variations not included in this appendix or otherwise described in this prospectus. Due to the dynamic nature of our business we are unable to obtain information about such unilaterally broker-dealer implemented variations without unreasonable effort or expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional.

APPENDIX F: INDEX DISCLOSURES

S&P 500® Index

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by MassMutual Ascend Life Insurance Company. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); It is not possible to invest directly in an index. MassMutual Ascend Life Insurance Company Products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the MassMutual Ascend Life Insurance Company’s Products or any member of the public regarding the advisability of investing in securities generally or in MassMutual Ascend Life Insurance Company’s Products particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to MassMutual Ascend Life Insurance Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to MassMutual Ascend Life Insurance Company or the MassMutual Ascend Life Insurance Company’s Products. S&P Dow Jones Indices has no obligation to take the needs of MassMutual Ascend Life Insurance Company or the owners of MassMutual Ascend Life Insurance Company’s Products into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of MassMutual Ascend Life Insurance Company’s Products. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 Index OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MassMutual Ascend Life Insurance Company, OWNERS OF THE MassMutual Ascend Life Insurance Company’s PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 Index OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE MassMutual Ascend Life Insurance Company PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND MassMutual Ascend Life Insurance Company, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® Gold Shares ETF Index

“SPDR” is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard and Poor’s and S&P are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and “SPDR” is a trademark of SPDJI.

S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MASSMUTUAL ASCEND LIFE INSURANCE COMPANY, OWNERS OF MASSMUTUAL ASCEND LIFE INSURANCE COMPANY’S PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM ANY TRADEMARK, SERVICE MARK AND/OR TRADE NAME. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

iShares® MSCI EAFE ETF Index

The iShares MSCI EAFE ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares MSCI EAFE ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions, or use of the iShares MSCI EAFE ETF or any data related thereto.

iShares® U.S. Real Estate ETF Index

The iShares U.S. Real Estate ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares U.S. Real Estate ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions or use of the iShares U.S. Real Estate ETF or any data related thereto.

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Our form number for the Contract is P1822217NW. Each endorsement or rider also has a separate form number. The form numbers may vary by state. The Securities and Exchange Commission file number for the Contract is 333-278200.

The Contract does not invest in any equity, debt, or other investments.

The Statement of Additional Information (“SAI”), dated May 1, 2026, includes additional information about the Contract and the Company. The SAI is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy, or to request other information about the Contract or make other inquiries, visit www.massmutualascend.com/RILAcompliancedocuments/Index-Frontier-5, or contact us by calling 1-800-789-6771, or in writing at the following address:

MassMutual Ascend Life Insurance Company

Administrative Office: P.O. Box 5423, Cincinnati OH 45201-5423

Policy Administration: 1-800-789-6771

Reports and other information about the Company are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier No. C000261637

MASSMUTUAL ASCEND LIFE INSURANCE COMPANY®

INDIVIDUAL INDEX-LINKED MODIFIED SINGLE PREMIUM DEFERRED ANNUITY

INDEX FRONTIER 5

INDEX FRONTIER 7

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2026

This Statement of Additional Information supplements the current prospectus for the Index Frontier 5 and Index Frontier 7 index-linked annuity contracts (the “Contracts”) offered by MassMutual Ascend Life Insurance Company®. This statement of additional information is not a prospectus and should be read only in conjunction with the Prospectus for the Contracts dated May 1, 2026. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the Prospectuses.

A copy of a Contract prospectus dated May 1, 2026, as supplemented from time to time, may be obtained without charge by writing to MassMutual Ascend Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771 or visit us at our website www.massmutualascend.com/RILArates to obtain a copy.

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MASSMUTUAL ASCEND LIFE INSURANCE COMPANY

General Information and History

MassMutual Ascend Life Insurance Company (“MassMutual Ascend Life”) is a stock insurance company incorporated in 1961. We are domiciled in the state of Ohio and have been continuously engaged in the insurance business since that time. We are licensed to conduct life insurance business in all states of the United States except New York, as well as the District of Columbia and Puerto Rico. Our principal executive offices are located at 191 Rosa Parks Street, Cincinnati, Ohio 45202.

We are a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), a mutual life insurance company. MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico.

Prior to October 3, 2022, MassMutual Ascend Life’s name was Great American Life Insurance Company (“GALIC”). On May 28, 2021, American Financial Group, Inc. sold its annuity business consisting of GALIC and its two insurance subsidiaries, Annuity Investors Life Insurance Company and Manhattan National Life Insurance Company, as well as a broker-dealer affiliate, Great American Advisors, LLC, and insurance distributor, AAG Insurance Agency, Inc. to MassMutual.

The General Account

Our general account (the “General Account”) holds all our assets other than assets in our insulated separate accounts. We own our General Account assets, and, subject to applicable law, have sole investment discretion over them. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. Our General Account assets fund the guarantees provided in the Contracts.

We must invest our assets according to applicable state laws regarding the nature, quality and diversification of investments that may be made by life insurance companies. In general, these laws permit investments, within specified limits and subject to certain qualifications, in Federal, state, and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

We place a majority of the Purchase Payments made under the Contract in our General Account where we primarily invest the assets in a variety of fixed income securities.

The Separate Account

We place a portion of the Purchase Payments made under the Contract in a non-unitized separate account (the “Separate Account”) that is not registered with the Securities and Exchange Commission. We established and maintain the Separate Account pursuant to the laws of our domiciliary state for the purpose of supporting our obligation to adjust the Indexed Strategy values for Vested Gains and Losses associated with the Indexed Strategies. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets in the Separate Account are not chargeable with liabilities arising out of any other business that we conduct. We may invest these assets in hedging instruments, including derivative contracts as well as other assets permitted under state law. To support our obligations to adjust the Indexed Strategy values, we may move money between the Separate Account and our General Account. We are not obligated to invest the assets of the Separate Account according to any particular plan except as we may be required to by state insurance laws. Regardless of your Strategy allocations, we do not intend to invest the assets of the Separate Account in the iShares MSCI EAFE exchange traded fund, the iShares U.S. Real Estate exchange traded fund, or the SPDR Gold Shares exchange traded fund.

Contract owners do not have any interest in or claim on the assets in the Separate Account nor do Contract owners participate in any way in the performance of assets held in the Separate Account.

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contract will be modified accordingly.

SERVICES

Pursuant to a Leased Employee Agreement between MassMutual Ascend Life and Glidepath Holdings, Inc. (“Glidepath”), a wholly-owned a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), Glidepath furnishes MassMutual Ascend Life with personnel as requested by MassMutual Ascend Life. MassMutual Ascend Life pays for these services on the basis of cost, which must be fair and reasonable. Payments for these services by MassMutual Ascend Life to Glidepath were approximately $124 million in 2025, $119 million in 2024 and $109 million in 2023.

MassMutual Ascend Life and Barings LLC (“Barings”), a subsidiary of MassMutual, are parties to an Investment Services Agreement under which Barings provides investment services to MassMutual Ascend Life in accordance with guidelines. MassMutual Ascend Life pays Barings a fee based on Barings’s cost of providing these services.

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Pursuant to an Administrative Services Agreement between MassMutual Ascend Life and MassMutual, MassMutual furnishes MassMutual Ascend Life with office, data processing, telecommunications, and administrative and support services, including enterprise risk management services, corporate finance services, actuarial services, legal services, internal audit services, corporate compliance services and procurement services, as agreed upon by the parties. Payments for these services by MassMutual Ascend Life to MassMutual were approximately $4.7 million in 2025, $4.3 million in 2024 and $4.4 million in 2023.

MassMutual Ascend Life and its subsidiaries have entered into an intercompany tax allocation agreement. Pursuant to the agreement, each company’s tax expense is determined based upon its inclusion in the consolidated tax return of MassMutual Ascend Life and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements and financial statement schedules of MassMutual Ascend Life Insurance Company at December 31, 2025, and 2024, and for each of the years in the three year period ended December 31, 2025, have been incorporated herein by reference in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report dated April 10, 2026 of MassMutual Ascend Life Insurance Company includes explanatory language that states that the financial statements are prepared by MassMutual Ascend Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.

The KPMG LLP report dated April 10, 2026 of MassMutual Ascend Life Insurance Company includes an emphasis of matter paragraph that states that MassMutual Ascend Life Insurance Company elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. The opinion was not modified with respect to this matter.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis. MM Ascend Life Investor Services, LLC (“MMALIS”), formerly known as Great American Advisors, LLC, 191 Rosa Parks Street, Cincinnati, OH 45202, is the principal underwriter for all registered index-linked contracts of the Company. MMALIS is a wholly owned subsidiary of MassMutual Ascend Life and as a result, is an affiliate of the Company. MassMutual Ascend Life pays for some of MMALIS’s operating and other expenses, including overhead, legal, and accounting fees.

Aggregate dollar amounts of underwriting commissions paid to MMALIS in connection with the distribution of registered index-linked contracts totaled $ 76,681,794, in 2025, 69,902,131 in 2024, and $69,192,616 in 2023, which MMALIS subsequently paid to selling firms in its distribution network. MMALIS did not retain any underwriting commissions in the last three fiscal years.

CONTRACT ADJUSTMENTS

Adjustments for Vested Gain or Loss

Each day of a Term, the value of an Indexed Strategy includes the Vested Gain or Loss, if any, since the start of that Term. Vested Gain or Loss is calculated on the remaining Investment Base for that Term. Before the end of a Term, if you take a withdrawal, Surrender or annuitize your Contract, or a Death Benefit becomes payable, you will be subject to a Contract adjustment that locks in an Indexed Strategy’s Vested Gain or Loss. You could lose a significant amount of money due to Contract adjustments if amounts are removed from an Indexed Strategy prior to the end of a Term.

Here is the formula that we use to calculate the amount of the Vested Gain or Loss.

Amount of Vested Gain or Loss = remaining Investment Base x Vested Gain or Loss percentage

Example. At the beginning of a Term in Contract Year 10, your entire Account Value of $100,000 is allocated to a Growth/-10% Floor Strategy. You do not take any withdrawals during that Term. You Surrender your Contract at the end of that Term. No Early Withdrawal Charge applies to a Surrender in Contract Year 10.

•	If the Vested Gain is 4%, then the Strategy value includes a $4,000 Vested Gain ($100,000 x 0.04). The amount payable upon Surrender will be $104,000 ($100,000 + $4,000).

•	If the Vested Loss is 3%, then the Strategy value includes a $3,000 Vested Loss ($100,000 x 0.03). The amount payable upon Surrender will be $97,000 ($100,000 - $3,000).

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If in this example your Surrender occurs in Contract Year 4 instead, when a 5% Early Withdrawal Charge applies, the amount payable upon Surrender is reduced by applicable Early Withdrawal Charges. For this example, we assume that the Account Value was $100,000 on the most recent Contract Anniversary.

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If the Vested Gain is 4%, then the amount payable is reduced by Early Withdrawal Charges of $4,700, calculated as 5% of the Strategy Value minus the Free Withdrawal Allowance (5% x ($104,000 – ($100,000 x 10%))). The amount payable upon Surrender will be $99,300 ($104,000 - $4,700).

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If the Vested Loss is 3%, then the amount payable is reduced by Early Withdrawal Charges of $4,350, calculated as 5% of the Strategy Value minus the Free Withdrawal Allowance (5% x ($97,000 – ($100,000 x 10%))). The amount payable upon Surrender will be $92,650 ($97,000 - $4,350).

Index Change. Before we can calculate the Vested Gain or Loss since the start of a Term, we must determine the Index Change since the start of that Term. The Index Change is the increase or decrease in the applicable Index Value. This increase or decrease is expressed as a percentage of the applicable Index Value at the start of that Term. It is measured from the Index Value at the start of that Term to the Index Value at the last Market Close on or before the date the Index Change is determined.

Example. The Index Value was 1000 at the start of a Term.

•	If the Index Value at the applicable Market Close is 1065, then there is a positive Index Change of 6.5% ((1065 - 1000) / 1000).

•	If the Index Value at the applicable Market Close is 925, then there is a negative Index Change of 7.5% ((925 - 1000) / 1000).

Index Values. Index Values are determined at each Market Close. An Index Value at the start of a Term is its value at the last Market Close on or before the first day of that Term. An Index Value at the end of a Term is its value at the Market Close on the last Market Day of that Term. We will use consistent sources to obtain the closing values of an Index. We currently obtain the closing values for the S&P 500 Index and the SPDR Gold Shares ETF from S&P Dow Jones Indices LLC and the closing values for the iShares MSCI EAFE ETF and the iShares U.S. Real Estate ETF from BlackRock, Inc. If those sources are no longer available, we will select an alternative published source(s) to obtain such values.

Market Close. A Market Close is the close of the regular or core trading session on the market used to measure an Index Change for a given Indexed Strategy.

Market Day. A Market Day is each day that all markets that are used to measure Index Changes for available Indexed Strategies are open for regular trading.

Vested Gain

The Vested Gain is the portion of any positive Index Change that is taken into account when determining the value of an Indexed Strategy. Here is the formula that we use to calculate a Vested Gain for any day of a Term.

Vested Gain = any positive Index Change since the start of the current Term (but not exceeding the Maximum Gain set for the Term) x applicable Vesting Factor for that day x remaining Investment Base for the current Term

Maximum Gain. The Maximum Gain for an Indexed Strategy is the largest positive Index Change for a Term that is taken into account to determine the Vested Gain for that Indexed Strategy for that Term. For example, if the Maximum Gain for a Term is 5% and the Index Change at the end of that Term is positive 8%, then the Vested Gain for that Term is 5%.

Vesting Factor. The Vesting Factor varies depending on the day of the Term for which the Vested Gain is calculated. A Vesting Factor limits the portion of a positive Index Change that is taken into account when calculating the Vested Gain for a given Indexed Strategy for a given Term.

Vesting Factor
Dates within first six months of a Term	25%
Dates within the final six months of a Term but before the final Market Day of that Term	50%
On the final Market Day of a Term	100%

A Market Day is each day that all markets that are used to measure Index Changes for available Indexes Strategies are open for regular trading.

Months are measured from the first day of the Term. For example, if a Term starts on January 20, the final six months of that Term will begin on July 20.

If any date in a Term is after the final Market Day of that Term, then a 100% Vesting Factor applies on that date when Vested Gain for that Term is calculated. For example, if a Term ends on a Monday when the markets are closed due to a holiday, then the final Market Day of that Term is the Friday before that holiday. If an automated transaction is scheduled for Saturday, then the 100% Vesting Factor applies to that transaction.

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Example. On the date of Surrender, your entire Account Value of $100,000 is allocated to the S&P 500 Growth/-10% Floor Strategy, which has a 12% Maximum Gain for the Term. You Surrender your Contract in month 9 of that Term, which means a Vesting Factor of 50% applies. For this example, we assume that you did not take any withdrawals before you Surrender your Contract. Assume there is a positive Index Change of 15% at the date on which you Surrender your Contract. Because the Index Change exceeds the Maximum Gain, the Maximum Gain applies and limits the Index Change to 12%. As a result, the Vested Gain is 6% (12% x 0.50). The Investment Base on the date of Surrender is $100,000. The Vested Gain that applies upon Surrender will be $6,000 ($100,000 x 0.06) and the amount payable will be $106,000 minus any related Early Withdrawal Charge.

Vested Loss

The Vested Loss is the portion of any negative Index Change that is taken into account when determining the value of an Indexed Strategy. Here is the formula that we use to calculate a Vested Loss for any day of a Term.

Vested Loss = any negative Index Change since the start of the current Term (after taking into account either the Maximum Loss for each Term or the Buffer, as applicable) x remaining Investment Base for the current Term

Maximum Loss. The Maximum Loss for a Conserve/0% Floor Strategy or a Growth/-10% Floor Strategy is the most negative Index Change for a Term that is taken into account to determine the Vested Loss for that Indexed Strategy for that Term. For example, if the Maximum Loss for a Term is 10% and the negative Index Change at the end of that Term is 14%, then the Vested Loss for that Term is 10%.

Example. On the date of Surrender, your entire Account Value of $100,000 is allocated to the S&P 500 Growth Strategy, which has a 10% Maximum Loss. You Surrender your Contract before the end of that Term. For this example, we assume that you did not take any withdrawals before you Surrender your Contract. Assume there is a negative Index Change of 12.5% on the day that you Surrender your Contract. Because the Index Change exceeds the Maximum Loss, the Maximum Loss applies and limits the Index Change to 10%. As a result, the Vested Loss is 10%. The Investment Base on the date of Surrender is $100,000. The Vested Loss that applies upon Surrender will be $10,000 ($100,000 x 0.10 = $10,000) and the amount payable will be $90,000 minus any related Early Withdrawal Charge.

Buffer. The Buffer is the portion of a negative Index Change for a Term that is disregarded when determining a Vested Loss for a 10% Buffer Strategy. The Buffer varies depending on the day of the Term. The Buffer at the end of a Term is 10%. Before the end of the Term, the Buffer is calculated daily as a prorated share of the annual 10% Buffer. For example, when 40% of a Term has elapsed, the Buffer on that day equals 40% of the Buffer that would apply at the end of the Term. When 80% of a Term has elapsed, the Buffer on that day equals 80% of the Buffer that would apply at the end of the Term. As a result, a negative Index Change of 15% would produce different Vested Losses at the following junctures:

•	Day 146 of Term:

Days Remaining to last Market Day of Term: 219

Buffer: 10% x (365-219)/365 = 4%

Vested Loss: 15% - 4% = 11%

•	Day 292 of Term:

Days Remaining to last Market Day of Term: 73

Buffer: 10% x (365-73)/365 = 8%

Vested Loss: 15% - 8% = 7%

•	End of Term:

Buffer: 10%

Vested Loss: 15% -10% = 5%

Example. On the date of Surrender, your entire Account Value of $100,000 is allocated to a 10% Buffer Strategy. You Surrender your Contract on day 270 of the initial Term. For this example, we assume that you did not take any withdrawals before you Surrender your Contract. Assume there is a negative Index Change of 12.5% on the day that you Surrender your Contract. Because the Surrender occurred on day 270 of the Term, the prorated Buffer equals 7.4% (10% x (365-95)/365 = 7.4%), meaning that the first 7.4% of the negative Index Change is absorbed by the Buffer. As a result, the Vested Loss is 5.1% (12.5% - 7.4%). The Investment Base on the date of Surrender is $100,000. The Vested Loss that applies upon Surrender will be $5,100 ($100,000 x 0.051) and the amount payable will be $94,900 minus any related Early Withdrawal Charge.

No Vesting Factor. A Vesting Factor does not apply when the Vested Loss is calculated. This means that all of the negative Index Change is taken into account when calculating the Vested Loss for a given Indexed Strategy for a given Term.

FINANCIAL STATEMENTS

The Company’s financial statements at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, are incorporated by reference to Form N-VPFS filed by MassMutual Ascend Life on April 21, 2026. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contract.

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PART C — OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution - Not applicable.

(b)	Custodian Agreements – Not applicable.

(c)	Principal Underwriting Agreement between Great American Life Insurance Company and Great American Advisors, Inc. effective as of February 2, 2018 is incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Great American Life Insurance Company on April 24, 2018. 1933 Act File No 333-207914.

(d)(1)	Contracts

(A) Index Frontier® 7 Individual Deferred Annuity Contract (Form No. P11822317NW) is incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Great American Life Insurance Company on November 21, 2017. 1933 Act File No. 333-207914.

(B) Endorsement-Limitations on Transfer or Assignment (Form No. E1824618NW) is incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Great American Life Insurance Company on April 24, 2018. 1933 Act File No. 333-207914.

(C) Index Frontier® 5 Individual Deferred Annuity Contract (Form No. P1182217NW) is incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Great American Life Insurance Company on April 24, 2018. 1933 Act File No. 333-207914.

(d)(2)	Tax Endorsements

(A) Inherited Contract Endorsement (Form No. E1091612NW) is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(B) Individual Retirement Annuity Endorsement (Form No. E6004010NW) is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(C) Roth Individual Retirement Annuity Endorsement (Form No. E6004108NW) is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(D) Savings Incentive Match Plan for Employees Individual Retirement Annuity Endorsement (Form No. E6004202NW) is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(E) Individual Retirement Annuity Endorsement for Inherited IRA (Form No. E6014420NW) is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(F) Governmental Section 457 Plan Endorsement (Form No. E6004505NW) is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(G) Tax Sheltered Annuity Endorsement (Form No. E6004308NW) (Employer Plan TSA/TSA 403(B)/Roth 403(B)) is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(H) Qualified Pension, Profit Sharing and Annuity Plan Endorsement (Form No. E6004405NW) (401(A), Pension or Profit Sharing) is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(I) Employer Plan Endorsement (EPLAN Rev. 2/98)-1 (For use with E6004308NW Employer Plan TSA/Roth 403(B), E6004405NW 401(A), Pension or Profit Sharing and E6004505NW Section 457 (Traditional & Roth) Governmental Plan) is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(d)(3)	Strategy Endorsements

(A) Declared Rate Strategy-Crediting Strategy Endorsement-Interest Subject to a Guaranteed Minimum Interest Rate (Form No. E1822417NW) is incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Great American Life Insurance Company on November 21, 2017. 1933 Act File No. 333-207914.

(B) S&P 500 Conserve Indexed Strategy-Crediting Strategy Endorsement-Index Gain Subject to a Maximum Gain for the Term-No Index Loss (Maximum Loss 0%)-Bailout Feature (Form No. E1822517NW) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(C) S&P 500 Growth Indexed Strategy-Crediting Strategy Endorsement-Index Gain Subject to a Maximum Gain for the Term-Index Loss Subject to a Maximum Loss of 10% Each Term-Bailout Feature (Form No. E1822617NW) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(D) SPDR Gold Shares Conserve Indexed Strategy-Crediting Strategy Endorsement-Index Gain Subject to a Maximum Gain for the Term-No Index Loss (Maximum Loss 0%)-Bailout Feature (Form No. E1822717NW) is incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Great American Life Insurance Company on November 21, 2017. 1933 Act File No. 333-207914.

(E) SPDR Gold Shares Growth Indexed Strategy-Crediting Strategy Endorsement-Index Gain Subject to a Maximum Gain for the Term-Index Loss Subject to a Maximum Loss of 10% Each Term-Bailout Feature (Form No. E1822817NW) is incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Great American Life Insurance Company on November 21, 2017. 1933 Act File No. 333-207914.

(F) iShares U.S. Real Estate Conserve Indexed Strategy-Crediting Strategy Endorsement-Index Gain Subject to a Maximum Gain for the Term-No Index Loss (Maximum Loss 0%)-Bailout Feature (Form No. E1822917NW) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(G) iShares U.S. Real Estate Growth Indexed Strategy-Crediting Strategy Endorsement-Index Gain Subject to a Maximum Gain for the Term-Index Loss Subject to a Maximum Loss of 10% Each Term-Bailout Feature (Form No. E1823017NW) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(H) iShares U.S. MSCI EAFE Conserve Indexed Strategy-Crediting Strategy Endorsement-Index Gain Subject to a Maximum Gain for the Term-No Index Loss (Maximum Loss 0%)-Bailout Feature (Form No. E1829620NW) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(I) iShares U.S. MSCI EAFE Growth Indexed Strategy-Crediting Strategy Endorsement-Index Gain Subject to a Maximum Gain for the Term-Index Loss Subject to a Maximum Loss of 10% Each Term-Bailout Feature (Form No. E1829720NW) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(J) S&P 500 Buffer Indexed Strategy-Crediting Strategy Endorsement-Index Gain Subject to a Maximum Gain for the Term-Index Loss Subject by Buffer Each Term-Bailout Feature (Form No. E1829820NW) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(d)(4)	Waiver Riders

(A) Terminal Illness Waiver Rider (Form No. R1462416NW) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(B) Extended Care Waiver Rider (Form No. R1462316NW) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(C) California Terminal Illness Waiver Rider (Form No. R1462416CA) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(D) California Waiver of Early Withdrawal Charges for Facility Care Rider (Form No. R1462316CA) is incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of MassMutual Ascend Life Insurance Company on April 25, 2023. 1933 Act File No. 333-270740.

(e)	Application – Not applicable

(f)	Insurance Company’s Certificate of Incorporation and By-Laws

(1) Amended and Restated Articles of Incorporation are incorporated by reference to the S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(2) Amended and Restated Code of Regulations is incorporated by reference to the S-1 filed on behalf of MassMutual Ascend Life Insurance Company on March 22, 2023. 1933 Act File No. 333-270740.

(g)	Reinsurance Contracts – Not applicable.

(h)	Participation Agreements – Not applicable.

(i)	Administrative Contracts

(1) Administrative Services Agreement between MassMutual Life Insurance Company, Great American Life Insurance Company, Annuity Investors Life Insurance Company, and Manhattan National Life Insurance Company effective May 28, 2021 is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of Great American Life Insurance Company on January 6, 2022. 1933 Act File No. 333-262034.

(2) Amendment No. 1 to Administrative Services Agreement between MassMutual Life Insurance Company, Great American Life Insurance Company, Annuity Investors Life Insurance Company, and Manhattan National Life Insurance Company effective August 5, 2021 is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of Great American Life Insurance Company on January 6, 2022. 1933 Act File No. 333-262034.

(j)	Leased Employee Agreement among Glidepath Holdings Inc., Great American Life Insurance Company, Annuity Investors Life Insurance Company, and Manhattan National Life Insurance Company effective May 28, 2021 is incorporated by reference to the Registration Statement on Form S-1 filed on behalf of Great American Life Insurance Company on January 6, 2022. 1933 Act File No. 333-262034.

(k)	Legal Opinion is filed herewith.

(l)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(m)	Omitted Financial Statements – Not applicable.

(n)	Initial Capital Agreements – Not applicable.

(o)	Form of Initial Summary Prospectuses – Not applicable

(p)	Powers of Attorney

(1) Power of Attorney – Dominic L. Blue is filed herewith.

(2) Power of Attorney – Susan M. Cicco is filed herewith.

(3) Power of Attorney – Geoffrey J. Craddock is filed herewith.

(4) Power of Attorney – Roger W. Crandall is filed herewith.

(5) Power of Attorney – Mary Jane Fortin is filed herewith.

(6) Power of Attorney – Vy Ho is filed herewith.

(7) Power of Attorney – Paul A. LaPiana is filed herewith.

(8) Power of Attorney – Sears Merritt is filed herewith.

(9) Power of Attorney – Michael J. O’Connor is filed herewith.

(10) Power of Attorney – Eric W. Partlan is filed herewith.

(q)	Letter Regarding Change in Certifying Accountant – Not applicable.

(r)	Historical Current Limits on Index Gains is filed herewith.

Item 28. Directors and Officers of the Insurance Company

Name and Principal Business Address	Positions and Offices with Depositor
Dominic L. Blue 1295 State Street, Springfield, MA 01111-001	Chief Executive Officer (principal executive officer)

Donna Carrelli 191 Rosa Parks Street, Cincinnati, OH 45202	Head of Insurance Operations

Susan M. Cicco 1295 State Street, Springfield, MA 01111-001	Director

Geoffrey J. Craddock 1295 State Street, Springfield, MA 01111-001	Director

Roger W. Crandall 1295 State Street, Springfield, MA 01111-001	Director

Mary Jane Fortin 1295 State Street, Springfield, MA 01111-001	Director

John P. Gruber 191 Rosa Parks Street, Cincinnati, OH 45202	Senior Vice President, Secretary, CCO and General Counsel

Vy Ho 1295 State Street, Springfield, MA 01111-001	Director

Paul A. LaPiana 1295 State Street, Springfield, MA 01111-001	Director

Sears Merritt 1295 State Street, Springfield, MA 01111-001	Director

Michael J. O’Connor 1295 State Street, Springfield, MA 01111-001	Director

Eric W. Partlan 1295 State Street, Springfield, MA 01111-001	Director

Brian P. Sponaugle 191 Rosa Parks Street, Cincinnati, OH 45202	Senior Vice President, Chief Financial Officer (principal financial officer) & Treasurer

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account

MassMutual Ascend Life Insurance Company (formerly Great American Life Insurance Company) is a stock life insurance company incorporated under the laws of the State of Ohio. It is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities’ stock or other ownership interests. In addition, MassMutual may be deemed to control one or more investment pools not listed below and managed or sponsored by MassMutual or its affiliates, through direct or indirect ownership of shares or other interests in such investment pools.

DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation.

MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation.

CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

CM Life Mortgage Lending LLC (March 16, 2023), a Delaware limited liability company.

MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company (MassMutual – 99% and MassMutual Holding LLC – 1%).

MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company.

MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company.

MassMutual Assignment Company (October 4, 2000), a North Carolina corporation.

MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company.

Crane APAC I LP (August 22, 2025), a United Kingdom private fund limited partnership (MassMutual owns 100% limited partnership interest.).

MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company.

MassMutual Ventures US III LLC (May 21, 2020), a Delaware limited liability company.

MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company.

MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company.

MassMutual Ventures Southeast Asia II LLC (December 12, 2019), a Delaware limited liability company.

MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company.

MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company.

MMV UK/SEA Limited (May 23, 2023), a company established in England and Wales.

(b)	MassMutual Ventures India Private Limited (January 10, 2024), an India company.

MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company.

Fern Street LLC (April 11, 2013), a Delaware limited liability company.

Sleeper Street LLC (October 4, 2019), a Delaware limited liability company.

MM Catalyst Fund LLC (November 25, 2020), a Delaware limited liability company.

MM Catalyst Fund II LLC (February 6, 2023), a Delaware limited liability company.

MM Asset Management Holding LLC (November 29, 2011), a Delaware limited liability company.

Barings LLC (July 5, 1940), a Delaware limited liability company.

Barings Securities LLC (July 1, 1994), a Delaware limited liability company.

Barings Guernsey Limited (February 20, 2001), a company organized under the laws of Guernsey.

Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales.

Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales.

Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales.

Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales.

Barings European Core Property Fund GP Sàrl (October 29, 2015), a special-purpose company organized in Luxembourg.

Barings BME GP Sàrl (July 31, 2020), a company organized under the laws of England and Wales.

Barings GPLF4(S) GP Sàrl (March 18, 2021), a company incorporated under the laws of Luxembourg.

Barings Italy S.r.l. (July 23, 2019), a company incorporated under the laws of Italy.

Barings Sweden AB (July 16, 2019), a company incorporated under the laws of Sweden.

Barings Asset Management Spain SL (October 13, 2019), a company incorporated under the laws of Spain.

Barings Netherlands B.V. (December 5, 2019), a company incorporated under the laws of the Netherlands.

Barings GmbH (formerly Barings Real Estate GmbH) (January 8, 2014), a German limited liability company.

Barings (U.K.) Limited (January 4, 1995), a company organized under the laws of England and Wales.

Baring France SAS (July 24, 1997), a company incorporated under the laws of France.

Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland.

Barings Switzerland Sàrl (December 18, 2013), a company established under the laws of Switzerland.

Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation.

Barings Real Estate Acquisitions LLC (January 10, 2022), a Delaware limited liability company.

BMC Holdings DE LLC (March 29, 2013), a Delaware limited liability company.

Barings Finance LLC (December 12, 2012), a Delaware limited liability company.

BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland.

BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware.

BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland.

Baring Asset Management (Asia) Holdings Limited (June 7, 1985), a company organized in Hong Kong.

Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong.

Baring Asset Management Korea Limited, a regulated Korean company.

Barings Investment Management (Shanghai) Limited (August 3, 2018), a company established under Chinese law.

Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018).

Barings Singapore Pte. Ltd. (November 16, 2020), a company established under the laws of Singapore.

Barings Real Estate Investment Japan Limited (July 31, 2025), a company organized in Japan.

Barings Australia Holding Company Pty Ltd (October 12, 2009).

Barings Australia Pty Ltd (October 16, 2009).

Barings Singapore Pte. Ltd. (November 16, 2020), an operating company established under the laws of Singapore.

Barings Australia Real Estate Holdings Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

Barings Australia Real Estate Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

Barings Australia Property Holdings Pty Ltd (May 5, 2010), a company established under the laws of Australia.

Barings Australia Structured Finance Holdings Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

Barings Australia Structured Finance Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

Gryphon Capital Partners Pty Ltd (January 2, 2014), a proprietary limited company established under the laws of Australia.

Gryphon Capital Management Pty Ltd (February 28, 2014), a proprietary limited company established under the laws of Australia.

Barings Real Estate Holdings LLC (October 7, 2021), a Delaware limited liability company.

Artemis Real Estate Partners LLC (August 27, 2009), a Delaware limited liability company.

Artemis Real Estate Advisors, LLC (July 25, 2019), a Delaware limited liability company.

Artemis Real Estate Partners Acquisitions I, LLC (March 23, 2010), a Delaware limited liability company.

MassMutual Private Wealth & Trust, FSB (January 12, 2000), a federally chartered stock savings bank.

MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability company.

MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company.

MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company.

MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company.

Jefferies Finance LLC (July 26, 2004), a Delaware limited liability company. (MassMutual holds 50% voting ownership interest and Jefferies Financial Group Inc. holds 50% voting ownership interest.)

Apex Credit Holdings LLC (formerly known as Apex Credit Partners LLC, October 20, 2014), a Delaware limited liability company.

JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation.

Jeffries MM Lending LLC (October 14, 2011), a Delaware limited liability company.

JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company.

JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company.

JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company.

JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company.

Jefferies Finance Europe, S.L.P. (July 20, 2020), an alternative investment fund.

Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund.

Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company.

JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company.

JFIN Funding 2021 LLC (November 5, 2021), a Delaware limited liability company.

Jefferies Private Credit BDC Inc. (January 14, 2020), a Maryland corporation.

JCP Funding 2024 LLC (March 12, 2024), a Delaware limited liability company.

JSPCS MM LLC (July 8, 2024), a Delaware limited liability company

Jefferies Credit Partners LLC (formerly known as JFIN Asset Management LLC) (June 8, 2020), a Delaware limited liability company.

JDLF GP (Europe) S.a.r.l. (November 4, 2022), incorporated and existing under the laws of Luxembourg.

Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

Jefferies Direct Lending Europe SCSp SICAV-RAIF (December 9, 2022), incorporated and existing under the laws of Luxembourg.

Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

JCM GP I LLC (October 6, 2023), a Delaware limited liability company.

JCM H-2 Credit Fund GP LLC (May 15, 2024), a Delaware limited liability company.

JCP GP I LLC (October 12, 2023), a Delaware limited liability company.

JCP Direct Lending CLO 2022 LLC (November 1, 2021), a Delaware limited liability company.

JDLF II GP LLC (January 7, 2022), a Delaware limited liability company.

JDLF II GP LP (January 7, 2022), a Delaware partnership.

Jefferies Direct Lending Fund II C LP (January 7, 2022), a Delaware partnership.

Jefferies DLF 2 C Holdings LLC (March 28, 2022), a Delaware limited liability company.

Jefferies Direct Lending Fund II C SPE LLC (March 28, 2022), a Delaware limited liability company.

Jefferies DLF2 C Holdings-2 LLC (October 11, 2024), a Delaware limited liability company.

Jefferies Direct Lending Fund II C SPE-2 LLC (October 11, 2024), a Delaware limited liability company.

JDLF III GP LLC (January 30, 2024), a Delaware limited liability company.

JDLF III GP LP (January 30, 2024), a Delaware partnership.

Jefferies Direct Lending Fund III C LP (January 30, 2024), a Delaware partnership.

Jefferies DLF3 C Holdings LLC (December 3, 2024), a Delaware limited liability company.

Jefferies Direct Lending Fund III C SPE LLC (December 3, 2024), a Delaware limited liability company.

JFAM GP LLC (April 13, 2017), a Delaware limited liability company.

JFAM GP LP (April 13, 2017), a Delaware partnership.

Jefferies Direct Lending Fund C LP (November 25, 2019), a Delaware partnership.

Jefferies DLF C Holdings LLC (February 11, 2020), a Delaware limited liability company.

Jefferies Direct Lending Fund C SPE LLC (February 11, 2020), a Delaware limited liability company.

JCP Direct Lending CLO 2023-1 LLC (May 11, 2023), a Delaware limited liability company.

JCP Direct Lending CLO 2023 Ltd. (May 23, 2023), a Jersey Channel Islands private limited company.

Jefferies M Super Private Credit Fund GP LLC (March 19, 2024), a Delaware limited liability company.

Jefferies Credit Partners Europe Limited (September 5, 2024), a private limited company formed in England and Wales.

Jefferies European Direct Lending Fund GP S.à r.l (December 24, 2025), a Luxembourg limited liability company.

JCP Congaree Credit Fund GP LLC (April 16, 2025), a Delaware limited liability company.

JCP Solaris Credit Fund GP LLC (June 20, 2025), a Delaware limited liability company.

Jeffries Credit Partners Structured Solutions Fund GP LLC (August 21, 2025), a Delaware limited liability company.

Apex Credit Partners LLC (formerly known as Apex Newco LLC) (July 15, 2021), a Delaware limited liability company.

Green SPE LLC (April 16, 2024), a Delaware limited liability company.

Green SPE 2025 LLC (October 1, 2024), a Delaware limited liability company.

Apex Credit CLO 13 Ltd. (September 9, 2024), a Cayman Islands Exempted Company. This entity is 54.34% owned by Apex Credit Partners LLC.

Apex GP I LLC (December 21, 2023), a Delaware limited liability company.

Apex Securitized Income Fund LP (December 22, 2023), a Delaware limited partnership

JFIN Revolver SPE1 2022 LLC (March 9, 2022), a Delaware limited liability company.

JFIN Revolver SPE3 2022 LLC (August 31, 2022), a Delaware limited liability company.

JFIN Revolver SPE4 2022 LLC (August 31, 2022), a Delaware limited liability company.

JFIN Revolver SPE4 2022 Ltd. (August 31, 2022), a Cayman Islands company.

JCP Private Loan Management GP LLC (March 16, 2023), a Delaware limited liability company.

JCP Private Loan Management LP (March 16, 2023), a Delaware limited partnership.

JF CEI Holdings 1 LLC (December 20, 2024), a Delaware limited liability company

JF CEI Holdings 2 LLC CP (December 20, 2024), a Delaware limited liability company.

Berkshire Way LLC (June 14, 2012), a Delaware limited liability company.

MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company.

MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company.

Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company.

MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company. MassMutual’s ownership is 37% and 63% is held by MassMutual Trad Private Equity LLC.

Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company.

Lyme Adirondack Timber Sales, LLC (December 16, 2016), a Delaware company. (Note: Lyme Adirondack Timber Sales, Inc. merged with and into this company effective December 31, 2016.)

Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company.

Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company.

Insurance Road LLC (May 3, 2017), a Delaware limited liability company.

MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company.

MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company.

Trad Investments I LLC (September 11, 2018), a Delaware limited liability company.

MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company.

MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company.

EM Opportunities LLC (January 16, 2018), a Delaware limited liability company.

MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company.

CML Global Capabilities (December 2, 2019), a Delaware limited liability company.

MM Global Capabilities I LLC (December 2, 2019), a Delaware limited liability company.

MassMutual Global Business Services India LLP (December 23, 2019), a limited partnership domiciled in the Republic of India (owned 99.8% by MM Global Capabilities I LLC).

MM Global Capabilities II LLC (December 2, 2019), a Delaware limited liability company.

MM Global Capabilities (Netherlands) B.V. (February 28, 2020), a company domiciled in the Netherlands (MM Global Capabilities I LLC and MM Global Capabilities II LLC are the partners of this company).

MassMutual Global Business Services Romania S.R.L. (March 31, 2020), a company domiciled in Romania.

MM Global Capabilities III LLC (December 3, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

MM Investment Holding (September 21, 2020), a Cayman Islands company.

MML Management Corporation (October 14, 1968), a Massachusetts corporation.

MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) (owned 99.61% by MM Investment Holding and 0.39% by C.M. Life Insurance Company).

MMAF Equipment Finance LLC 2019-B (August 23, 2019), a Delaware limited liability company.

MMAF Equipment Finance LLC 2020-A (May 27, 2020), a Delaware limited liability company.

MMAF Equipment Finance LLC 2022-A (February 24, 2022), a Delaware limited liability company.

MMAF Equipment Finance LLC 2023-A (June 14, 2023), a Delaware limited liability company.

MMAF Equipment Finance LLC 2024-A (November 28, 2023), a Delaware limited liability company.

Barings Equipment Finance LLC 2025-A (December 30, 2024), a Delaware limited liability company t

Barings Equipment Finance LLC 2025-B (September 25, 2025), a Delaware limited liability company.

Barings Equipment Finance LLC 2026-A (December 30, 2025), a Delaware limited liability company.

MMIH Bond Holdings LLC (November 28, 2022), a Delaware limited liability company.

MML CM LLC (November 10, 2020), a Delaware limited liability company.

Flourish Holding Company LLC (February 14, 2022), a Delaware limited liability company.

Flourish Insurance Agency LLC (February 18, 2022), a Delaware limited liability company.

Flourish Financial LLC (November 3, 2017), a Delaware limited liability company.

Flourish Technologies LLC (May 11, 2021), a Delaware limited liability company.

SoraFinance, Inc. (November 8, 2021), a Delaware corporation.

Glidepath Holdings Inc. (February 4, 2021), a Delaware corporation.

MassMutual Ascend Life Insurance Company (December 29, 1961), an Ohio corporation.

Annuity Investors Life Insurance Company (November 13, 1981), an Ohio corporation.

MM Ascend Life Investor Services, LLC (formerly Great American Advisors, LLC) (December 10, 1993), an Ohio corporation.

MM Ascend Mortgage Lending LLC (March 17, 2023), a Delaware limited liability company.

MM Vine Street LLC (September 26, 2024), a Delaware limited liability company

Counterpointe – Ascend Mortgage Lending LLC (February 20, 2025), a Delaware limited liability company.

Manhattan National Holding Corporation (August 27, 2008), an Ohio corporation.

Manhattan National Life Insurance Company (May 21, 2014), an Ohio corporation.

MM/Barings Multifamily TEBS 2020 LLC (April 2, 2020) a Delaware limited liability company that engages in bond and mortgage loan securitization transactions.

MassMutual Ventures Europe/APAC I GP, LLC (September 28, 2022), a Delaware limited liability company.

MassMutual Ventures Europe/APAC I GP, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

MassMutual Ventures Europe/APAC I, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

MassMutual Ventures Southeast Asia III LLC (January 3, 2022), a Delaware limited liability company.

MMV Digital I LLC (May 18, 2022)), a Cayman Islands company.

MassMutual Ventures US IV GP, LLC (September 28, 2022), a Delaware limited liability company.

MassMutual Ventures US IV, L.P. (September 28, 2022), a Delaware limited partnership.

MassMutual Ventures US IV LLC (December 8, 2021), a Delaware limited liability company that will hold investments.

DPI-ACRES Capital LLC (September 16, 2022), a Delaware limited liability company.

MMV CTF I GP, LLC (January 30, 2023), a Delaware limited liability company.

MassMutual Ventures Climate Technology Fund I LP (January 30, 2023) a Delaware fund.

DPI-ARES Mortgage Lending LLC (July 5, 2023) a Delaware limited liability company.

Counterpointe Sustainable Advisors LLC (April 4, 2023), a Delaware limited liability company. MassMutual has a 80.25% ownership interest in this company.

CSA Incentive Holdco LLC (April 6, 2023), a Delaware limited liability company.

CSA Intermediate Holdco LLC (April 4, 2023), a Delaware limited liability company.

Counterpointe Trust Services LLC (October 14, 2020), a Delaware limited liability company.

CP PACE LLC (October 14, 2020), Delaware limited liability company.

Counterpointe Titling Trust (November 6, 2020), a Delaware statutory trust.

Counterpointe Energy Solutions II LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Energy Solutions (CA) II LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Energy Solutions (IL) LLC (July 16, 2018), a Delaware limited liability company.

Loop-Counterpointe PACE LLC (July 16, 2018), a Delaware limited liability company.

Counterpointe Energy Solutions (FL) II LLC (October 2, 2023), a Delaware limited liability company.

CSA Employee Services Company LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Sustainable Real Estate II LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Energy Services LLC (March 17, 2015), a Delaware limited liability company.

Counterpointe Investment Management LLC (October 10, 2024), a Delaware limited liability company.

Stillings Street LLC (September 25, 2024), a Delaware limited liability company.

Eclipse Business Capital LLC (October 22, 2015) a Delaware limited liability company.

Counterpointe – MM Mortgage Lending LLC (February 20, 2025), a Delaware limited liability company

LNL MM, LLC (February 19, 2025), a Delaware limited liability company (MassMutual – 71.25%; MM Ascend 23.7%).

LNL MM D, LLC (February 19, 2025), a Delaware limited liability company.

LNL MM D Core, LLC (February 19, 2025), a Delaware limited liability company.

Corten Real Estate Credit Fund I LLC (January 15, 2026), a Delaware limited liability company. MassMutual owns 73.5% and MassMutual Ascend Life Insurance Company owns 24.5%.

CapSec LLC (June 25, 2025), a Delaware limited liability company.

LNL MM 2, LLC (May 8, 2025), a Delaware limited liability company (MassMutual – 85.5%; MM Ascend 9.5%).

Port 51 Lending Holdings LLC (June 8, 2022), a Delaware limited liability company

Port 51 Lending LLC (January 2, 2018), a Delaware limited liability company.

Port 51 Commercial LLC (July 8, 2025) a Delaware limited liability company.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

ALAND ROYALTY GP, LLC

Delaware - 6887128

ALASKA FUTURE FUND GP, LLC

Delaware – 7621080

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware – 6972999

BARINGS ACTIVE PASSIVE EQUITY DIRECT EAFE LLC

Delaware – 678445

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

61.02% owned by Barings LLC

BARINGS BLUE RIDGE FUND GP LLC

Delaware, U.S.A. – 10477046

BARINGS BLUE RIDGE FUND, L.P.

Delaware, U.S.A. – 10477048

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND (DE), L.P.

Delaware, U.S.A. – 7354538

32.63% owned by Barings LLC

BARINGS CENTRE STREET CLO EQUITY PARTNERSHIP GP, LLC

Delaware, U.S.A. – 67009373

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

BARINGS DIRECT LENDING GP LTD.

Cayman Islands - WC-331849

BARINGS DIRECT INVESTMENTS LLC

Delaware, U.S.A. – 4296453

BARINGS DIVERSIFIED RESIDENTIAL FUND GP LLC

Delaware, U.S.A. – 3574626

BARINGS EMERGING GENERATION FUND GP, LLC

Delaware, U.S.A. – 7715719

50% owned by Barings LLC

BARINGS EMERGING GENERATION FUND II GP, LLC

Delaware, U.S.A. – 6638604

BARINGS EMERGING GENERATION FUND III GP, LLC

Delaware, U.S.A. – 10395626

BARINGS EMERGING GENERATION FUND III, LLC

Delaware, U.S.A. – 10395638

BARINGS EMERGING MARKETS BLENDED FUND I GP, LLC

Delaware, U.S.A. – 6229845

BARINGS EPLF5 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493135

BARINGS ERS PE EMERGING MANAGER III GP, LLC

Delaware, U.S.A. – 7443853

BARINGS FC III LLC

Delaware, U.S.A. – 3467267

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISORS LLC

Delaware, U.S.A. –6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL SPECIAL SITUATIONS CREDIT FUND 4 GP (DELAWARE) LLC

Delaware, U.S.A. – 3075964

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

55.5% owned by Barings LLC

BARINGS GPSF LLC

Delaware, U.S.A. – 3022744

BARINGS HOTEL OPPORTUNITY VENTURE I GP, LLC

Delaware, U.S.A. – 5939453

50% owned by Barings LLC

BARINGS INFINITI FUND MANAGEMENT LLC

Delaware, U.S.A. – 7140111

BARINGS INFRASTRUCTURE CLO EQUITY PARTNERSHIP GP LLC

Delaware, U.S.A. – 10254364

BARINGS INFRASTRUCTURE SECONDARIES & SOLUTIONS FUND II MANAGING MEMBER LLC

Delaware, U.S.A. – 10426328

BARING INVESTMENT SERIES, LLC

Delaware, U.S.A. – 4057176

BARINGS NAPLF IV RATED FEEDER, L.P.

Delaware, U.S.A. – 1069319

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM GP, LLC

Delaware, U.S.A. – 7175727

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM II GP, LLC

Delaware, U.S.A. – 10182697

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM II, L.P.

Delaware, U.S.A. – 10182696

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS NORTH AMERICAN PRIVATE LOAN FUND II MANAGEMENT, LLC

Delaware, U.S.A. – 7868270

BARINGS NORTH AMERICAN PRIVATE LOAN FUND III MANAGEMENT, LLC

Delaware, U.S.A. – 6640173

BARINGS NORTH AMERICAN PRIVATE LOAN FUND IV (CAYMAN)-A, L.P.

Cayman Islands – WC-133150

BARINGS NORTH AMERICAN PRIVATE LOAN FUND IV MANAGEMENT, LLC

Delaware, U.S.A. – 10269278

BARINGS PORTFOLIO FINANCE IG HOLDINGS, LLC

Delaware, U.S.A. – 10415634

BARINGS PORTFOLIO FINANCE IG ISSUER I, LLC

Delaware, U.S.A. – 10359831

BARINGS REAL ASSET SPECIAL SERVICER LLC

Delaware, U.S.A. – 10422593

BARINGS REAL ESTATE EUROPEAN VALUE ADD FUND II FEEDER LLC

Cayman Islands – MC-3557

BARINGS SBIC II GP, LLC

Delaware, U.S.A. – 4948134

BARINGS SEM GP LLC

Delaware, U.S.A. – 4639492

BARINGS SMALL BUSINESS FUND LLC

Delaware, U.S.A. – 7875829

54.25% owned by Barings LLC

BARINGS SPECIALTY ASSET BASED FINANCE FUND GP LLC

Delaware, U.S.A. – 10510246

BARINGS TYIDF2 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493145

BARINGS TYIDF2 RATED FEEDER, L.P.

Delaware, U.S.A. – 7493155

BARINGS – MM REVOLVER FUND GP LLC

Delaware, U.S.A. – 6354426

BCLF GP LLC

Delaware, U.S.A. – 2551895

BDAE PRIVATE FUND BLOCKER 2025, LLC

Delaware, U.S.A. – 10126772

BDAE PRIVATE FUND GP LLC

Delaware, U.S.A. – 33-3672699

BDAE PRIVATE FUND, LP

Delaware, U.S.A. – 33-3703068

BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BHOVI INCENTIVE LLC

Delaware, U.S.A. – 6268804

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE I LLC

Delaware, U.S.A. – 6778920

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE II LLC

Delaware, U.S.A. – 6778922

50% owned by Barings LLC

BMT RE DEBT FUND GP LLC

Delaware, U.S.A. – 6965646

BRECS VII GP LLC

Delaware, U.S.A. – 61147

BREDIF GP LLC

Delaware, U.S.A. – 3853440

CPF SPRINGING MEMBER, LLC

Delaware, U.S.A. – 3873032

CREA-MA REORGANIZATION TRUST

Delaware, U.S.A. – 000933540

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

MARTELLO RE GP LLC

Delaware, U.S.A. – 5993354

MEZZCO AUSTRALIA II LLC

Delaware, U.S.A. – 5346304

MEZZCO III LLC

Delaware, U.S.A. – 4557758

50% owned by Barings LLC

MEZZCO IV LLC

Delaware, U.S.A. – No number available

NAPLF (CAYMAN)-A SENIOR FUNDING IV LLC

Delaware, U.S.A. – 10373818

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

TERRAPIN MIDDLE MARKET INFRASTRUCTURE FUND, L.P.

Delaware, U.S.A. – 3903667

The following are subsidiary companies of MassMutual. The ownership interest is 20% or more. The ownership interest is MassMutual’s unless otherwise shown.

40 EXCHANGE MM MEMBER LLC

Ownership – 100%

100 W. 3RD STREET LLC

Ownership – 100%

12-18 WEST 55TH STREET PREDEVELOPMENT, LLC

Ownership – 90.20%

21 WEST 86TH LLC

Ownership – 96.24%

300 SOUTH TRYON HOTEL LLC

Ownership – 100%

300 SOUTH TRYON LLC

Ownership – 100%

ALAND ROYALTY HOLDINGS LP

Ownership – 26.69%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND I LLC

Ownership – 100%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND II LLC

Ownership – 100%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND III LLC

Ownership – 100%

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND (CA), L.P.

Ownership – 35.00%

BARINGS CONSTRUCTION LENDING FUND LP

Ownership – 74.16% MassMutual, 25.84% Third Party

BARINGS DIVERSIFIED RESIDENTIAL FUND LP

Ownership – 100%

BARINGS EMERGING GENERATION FUND II LP

Ownership – 27.13%

BARINGS EMERGING GENERATION FUND, LP

Ownership – 67.74%

BARINGS GLOBAL ENERGY INFRASTRUCTURE FUND I LP

Ownership – 99.24%

BARINGS GLOBAL REAL ASSETS FUND, LP

Ownership – 26.14%

BARINGS HOTEL OPPORTUNITY VENTURE I LP

Ownership – 50.00%

BARINGS HOTEL OPPORTUNITY VENTURE II LP

Ownership – 50.00%

BARINGS MILLER INVESTMENT TRUST

Ownership – 57.33% MassMutual, 9.33% MM Ascend

BARINGS REAL ESTATE DEBT INCOME FUND LP

Ownership – 100%

BARINGS REAL ESTATE EUROPEAN VALUE ADD I SCSP

Ownership – 49.99%

BARINGS SMALL BUSINESS FUND, L.P.

Ownership – 33.60%

BARINGS U.S. CORE BOND FUND

Ownership – 100%

BARINGS U.S. HIGH YIELD FUND

Ownership – 33.09%

BARINGS-MM REVOLVER FUND LP

Ownership – 86.00%

BRAVA5 MALIC INVESTOR LLC

Ownership – 100% MM Ascend

BRAVA5 MM INVESTOR LLC

Ownership – 100%

CHASSIS ACQUISITION HOLDING LLC

Ownership – 30% (MassMutual Holding LLC)

CORNBROOK PRS HOLDINGS LLC

Ownership – 100%

CORNERSTONE FORT PIERCE DEVELOPMENT, LLC

Ownership – 90.00%

CORNERSTONE PERMANENT MORTGAGE FUND II LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND III LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND IV LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND LLC

Ownership – 100%

CRA AIRCRAFT HOLDING LLC

Ownership – 40.00%

RIDGE APARTMENTS, LLC

Ownership – 100%

CREA/PPC VENTURE, LLC

Ownership – 100%

CREA/WINDSTAR DUBLIN PLEASANTON, LLC

Ownership – 92.00%

E2E AFFORDABLE HOUSING DEBT FUND LLC

Ownership – 100%

EIP HOLDINGS I, LLC

Ownership – 28.96%

EURO REAL ESTATE HOLDINGS LLC

Ownership – 100%

FAN PIER DEVELOPMENT LLC

Ownership – 90.00%

GIA EU HOLDINGS LLC

Ownership – 100%

HB NAPLES GOLF OWNER LLC

Ownership – 100% (MassMutual Holding LLC)

LANDMARK MANCHESTER HOLDINGS LLC

Ownership – 100%

LONDON OFFICE JV HOLDINGS LLC

Ownership – 100%

MALIC AUSTRALIA BSOT LLC

Ownership – 100%

MALIC DEBT PARTICIPATIONS LLC

Ownership – 100% (MM Ascend)

MIAMI DOUGLAS FOUR MM, LLC

Ownership – 100%

MARCO HOTEL LLC

Ownership – 100% (MassMutual Holding LLC)

MIAMI DOUGLAS ONE GP LLC

Ownership – 100%

MIAMI DOUGLAS THREE MM, LLC

Ownership – 100%

MIAMI DOUGLAS TWO GP LLC

Ownership – 100%

MIAMI DOUGLAS TWO LP

Ownership – 89.99%

MM 10 CENTENNIAL DRIVE MEMBER LLC

Ownership – 100%

MM 340 MADISON MEMBER LLC

Ownership – 100%

MM 1370 AVE OF AM LLC

Ownership – 100%

MM 1400 E 4TH STREET MEMBER LLC

Ownership – 100%

MM 425 MONTGOMERY MEMBER LLC

Ownership – 100%

MM 550 CORPORATE MEMBER LLC

Ownership – 100%

MM ASCEND DS INVESTORS LLC

Ownership – 100%

MM BIG PENINSULA CO-INVEST MEMBER LLC

Ownership – 27.20%

MM BROOKHAVEN MEMBER LLC

Ownership – 100%

MM CENTURY SQUARE MEMBER LLC

Ownership – 100%

MM DEBT PARTICIPATIONS LLC

Ownership – 100%

MM DEN PAV MEMBER LLC

Ownership – 100%

MM DS INVESTORS LLC

Ownership – 100%

MM EAST SOUTH CROSSING MEMBER LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER LLC

Ownership – 100%

MM FREMONT MEMBER LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER II LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER III LLC

Ownership – 100%

MM IRONHEAD COMMERCE CENTER MEMBER LLC

Ownership – 100%

MM KANNAPOLIS INDUSTRIAL MEMBER LLC

Ownership – 100%

MM LIBERTY CENTRE MEMBER LLC

Ownership – 100%

MM MD2 STATION MEMBER LLC

Ownership – 100%

MM NATIONAL IOS PROGRAM MEMBER LLC

Ownership – 100%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER LLC

Ownership – 100%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER II LLC

Ownership – 100%

MM PARK CITY INVESTOR LLC

Ownership – 100%

MM REDISCOVER MEMBER LLC

Ownership – 100%

MM REED DISTRICT LANDCO MEMBER LLC

Ownership – 100%

MM SEDONA VORTEX INVESTOR LLC

Ownership – 100%

MM SL WILLISTOWN LLC

Ownership – 100%

MM SPEEDWAY EL PASO MEMBER LLC

Ownership – 100%

MM SPEEDWAY EL PASO MEMBER II LLC

Ownership – 100%

MM STOWE INVESTOR LLC

Ownership – 100%

MM SUBLINE BORROWER LLC

Ownership – 100%

MM THE GILMAN MEMBER LLC

Ownership – 100%

MM TOKYO BTR1 LLC

Ownership – 70% MassMutual, 30% MM Ascend

MM VIRGINIAN INVESTOR LLC

Ownership – 100%

MMALIC 10 CENTENNIAL DRIVE MEMBER LLC

Ownership – 100% MM Ascend

MMLIC AUSTRALIA BAST LLC

Ownership – 100%

MMLIC AUSTRALIA BSOT LLC

Ownership – 100%

PACO FRANCE LOGISTICS LLC

Ownership – 100%

PDX SW THIRD HOTEL OWNER LLC

Ownership – 100%

RB APARTMENTS LLC

Ownership – 100% (MassMutual Holding LLC)

RED LAKE VENTURES, LLC

Ownership – 31.52%

RIVERWALK MM MEMBER, LLC

Ownership – 100%

SBNP SIA III LLC

Ownership – 99.00%

SBNP SIA IV LLC

Ownership – 99.00%

SL WILLISTOWN ONE LLC

Ownership – 100%

TEN FAN PIER BOULEVARD LLC

Ownership – 100%

THREE PW OFFICE HOLDING LLC

Ownership – 95.00%

TRAILSIDE MM MEMBER II LLC

Ownership – 100%

TRAILSIDE MM MEMBER LLC

Ownership – 100%

UNNA, DORTMUND HOLDING LLC

Ownership – 100%

VALIDUS HOLDING COMPANY LLC

Ownership – 40.44%

VGS ACQUISITION HOLDING, LLC

Ownership – 33.33% (MassMutual Holding LLC)

WASHINGTON GATEWAY APARTMENTS VENTURE LLC

Ownership – 95.80%

WASHINGTON GATEWAY THREE LLC

Ownership – 95.00%

WASHINGTON GATEWAY TWO HOLDINGS LLC

Ownership – 95.00%

WEST 37TH STREET HOTEL LLC

Ownership – 93.75%

WEST 46TH STREET HOTEL LLC

Ownership – 100%

The following are collateralized loan obligation vehicles of Jefferies Finance LLC.

APEX CREDIT CLO 2024-I LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. The CLO is managed by Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2020 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN Revolver CLO 2021-II Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver CLO 2021-V Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%

JFIN REVOLVER CLO 2022-III LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LLC

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2024-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2025-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2025-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2026-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 57.95%

JFIN REVOLVER FUNDING 2021 LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-III LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-IV LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2022-I LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

The following are portfolio companies in which Jefferies Finance LLC, together with its subsidiaries, own at least 25% of the equity interests. The ownership percentage is indicated.

CUSTOM ECOLOGY HOLDCO, LLC

100% owned by Jefferies Finance LLC

The following are investment-related special purpose entities of Baring Asset Management Limited.

BARINGS CORE FUND FEEDER I GP S.À.R.L.

Luxembourg – B216891

This company is wholly owned by Baring Asset Management Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales.

(99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings Asset Management Limited.)

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – B127566

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS UMBRELLA FUND (LUX) GP S.À.R.L.

Luxembourg – B240621

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

PREIF HOLDINGS LIMITED PARTNERSHIP

United Kingdom – SL006640

This company is wholly owned by Baring Asset Management Limited.

The following is an investment-related special purpose entity of Baring Fund Managers Limited.

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 99.9% owned by Baring Fund Managers Limited and 0.1% owned by Barings Asset Management Limited.

MassMutual or its subsidiaries own a significant minority stake in the companies listed below.

AMHERST LONG TERM OWNER HOLDINGS, LLC

Delaware, U.S.A – 4439028

MassMutual’s interest is 24.5%

BEAUTY BRANDS ACQUISITION LLC

Delaware, U.S.A. – 7164322

MassMutual’s ownership interest is 32.63%

ENROLL CONFIDENTLY, INC.

Delaware – 7051382

MassMutual’s interest is 22.4%

IMBIBA GROWTH LLP

MassMutual’s ownership interest is 20.00%

LOW CARBON ENERGY HOLDING

United Kingdom – No number available at this time.

MassMutual’s interest is 32.2%

MARTELLO RE FEEDER LP

Delaware – 3119360

MassMutual Holding LLC’s interest is 58.05%

MARTELLO RE LP

Delaware - 6009011

MassMutual Holding LLC has an indirect ownership of 25.8% via Martello Re Feeder LP

ROTHESAY LIMITED (FORMERLY KNOWN AS ROTHESAY HOLDCO UK LIMITED)

England & Wales – 08668809.

MM Rothesay Holdco LLC’s interest is 47.6%.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 23.65%.

MassMutual has a 47.6% ownership interest in Rothesay Limited (through MM Rothesay Holdco US LLC). The following companies are affiliated with Rothesay Limited.

LT MORTGAGE FINANCING LIMITED

England & Wales – 09444756

ROTHESAY ASSET MANAGEMENT AUSTRALIA PTY LTD

New South Wales, Australia

ROTHESAY ASSET MANAGEMENT UK LIMITED

England & Wales – 10985333

ROTHESAY ASSET MANAGEMENT NORTH AMERICA LLC

Delaware, U.S.A. – 6570152

ROTHESAY FOUNDATION

England & Wales – 12263987

ROTHESAY LIFE PLC

England & Wales – 06127279

ROTHESAY MA NO. 1 LIMITED

England & Wales – 11641166

ROTHESAY MA NO. 3 LIMITED

England & Wales – 12300383

ROTHESAY MA NO. 4 LIMITED

England & Wales – 12300511

RIVERTON HOME FINANCE LIMITED

England & Wales - 11877651

ROTHESAY PENSIONS MANAGEMENT LIMITED

England & Wales – 06195160

ROTHESAY PROPERTY COMPANY 1 LIMITED

England & Wales – 04346508

ROTHESAY PROPERTY PARTNERSHIP 1 LLP

England & Wales – OC436469

MassMutual has a 32.63% ownership interest in Beauty Brands Acquisition LLC. The following companies are affiliated with Beauty Brands Acquisition LLC.

BEAUTY BRANDS ACQUISITION INTERMEDIATE LLC

Delaware, U.S.A. – 7164303

FORMA BRANDS, LLC

Delaware, U.S.A. – 7164339

II.	REGISTERED INVESTMENT COMPANY AFFILIATES: Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

a.	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company.

b.	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company.

c.	MassMutual Advantage Funds, a Massachusetts business trust that operates as a management investment company.

d.	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

e.

MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.

f.	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.

g.	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.

h.	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.

i.	Barings BDC, Inc., a Maryland publicly-traded, externally managed business development company.

Item 30. Indemnification

Ohio Revised Code, Section 1701.13(E), allows indemnification by the Registrant to any person made or threatened to be made a party to any proceedings, other than a proceeding by or in the right of the Registrant, by reason of the fact that he is or was a director, officer, employee or agent of the Registrant, against expenses, including judgment and fines, if he acted in good faith and in a manner reasonably believed to be in or not opposed to our best interests and, with respect to criminal actions, in which he had no reasonable cause to believe that his conduct was unlawful. Similar provisions apply to actions brought by or in the right of the Registrant, except that no indemnification shall be made in such cases when the person shall have been adjudged to be liable for negligence or misconduct to the Registrant unless deemed otherwise by the court. Indemnifications are to be made by a majority vote of a quorum of disinterested directors or the written opinion of independent counsel or by the shareholders or by the court.

Article VII of the Registrant’s Amended and Restated Code of Regulations includes the following provisions related to indemnification of its directors, officers, employees and agents.

ARTICLE VII INDEMNIFICATION OF DIRECTORS AND OFFICERS

Section 1. Right to Indemnification. Each person who was or is made a party or is threatened to be made a party to or is otherwise involved (including, without limitation, as a witness) in any actual or threatened action, claim, suit investigation or proceeding, of any nature whatsoever (hereinafter “proceeding”), by reason of the fact that he or she is or was a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account, or any individual who serves in any capacity with respect

Part C – Page 25

to any employee benefit plan, or that, being or having been such a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account or any individual who serves in any capacity with respect to any employee benefit plan, he or she is or was serving at the request of an executive officer of the Corporation as a director, board member, committee member, partner, trustee, officer, employee or agent of another corporation or of a partnership, joint venture, trust, limited liability company or other enterprise, including service with respect to an employee benefit plan (hereinafter an “indemnitee”), whenever the basis of such proceeding is alleged action in an official capacity as such shall be indemnified and held harmless by the Corporation to the fullest extent permitted by law, as the same exists or may hereinafter be amended (but, in the case of any such amendment, only to the extent that such amendment permits the Corporation to provide broader indemnification rights than permitted prior thereto), or by other applicable law as then in effect, against all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Corporation or to any of the other entities described above actually incurred or suffered by such indemnitee in connection therewith and such indemnification shall continue as to an indemnitee who has ceased to be a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account or any individual who serves in any capacity with respect to any employee benefit plan and shall inure to the benefit of the indemnitee’s heirs, executors, legal representatives and administrators. To the extent any of the indemnification provisions set forth above prove to be ineffective for any reason in furnishing the indemnification provided, each of the persons named above shall be indemnified by the Corporation to the fullest extent not prohibited by applicable law.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

1. any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Corporation or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

2. any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office; and

3. any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board or unless such person’s indemnification is awarded by vote of the Board.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs, the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Corporation or outside counsel employed by the Corporation), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Corporation.

1.1 Advancements. The Corporation may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article VII.

Part C – Page 26

Section 2. Procedures for the Submission of Claims. The Board may establish reasonable procedures for the submission of claims for indemnification pursuant to this ARTICLE VII, determination of the entitlement of any person thereto, and review of any such determination.

MassMutual, the Registrant’s parent company, maintains, at its expense, Directors and Officers Liability and Company Reimbursement Liability Insurance. The Directors and Officers Liability portion of such policy covers all directors and officers of MassMutual and of the companies which are, directly or indirectly, more than 50% owned by MassMutual, which includes the Registrant. The policy provides for payment on behalf of the directors and officers, up to the policy limits and after expenditure of a specified deductible, of all Loss (as defined) from claims made against them during the policy period for defined wrongful acts, and neglect or breach of duty by directors and officers in the discharge of their individual or collective duties as such. The insurance includes the cost of investigations and defenses, appeals, and settlements and judgments, but not fines or penalties imposed by law. The insurance does not cover any claims arising out of acts alleged to have been committed prior to December 31,1996, or in the case of companies directly or indirectly 50% owned by MassMutual, which includes the Registrant, such later date as MassMutual or its predecessors may be deemed to control the company. The prior acts effective date for the Registrant is May 28, 2021. The policy contains various exclusions and reporting requirements.

Item 31. Principal Underwriters

(a)

MM Ascend Life Investor Services, LLC (formerly Great American Advisors®, Inc.) is the principal underwriter for the Contracts and is also the principal underwriter for the following investment companies: Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of MM Ascend Life Investor Services, LLC is 191 Rosa Parks Street, 12th Floor, Cincinnati, Ohio 45202.

Name	Position with MM Ascend Life Investor Services, LLC
Scott Kramer	Vice President, Chief Information Security Officer & Co-Chief Compliance Officer

Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Part C – Page 27

Item 31A. Information about Contracts with Index-Linked Options

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination contract (Yes/No)
Index Frontier 5®	1,134	$230,275,326	0	$0	$267,904,661	No
Index Frontier 7®	1,027	$166,220,496	0	$0	$69,413,221	No

Item 32. Location of Accounts and Records

Not applicable.

Item 33 Management Services

Not applicable.

Item 34. Fee Representation and Undertakings

MMALIC undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

Part C – Page 28

INDEX TO EXHIBITS

MASSMUTUAL ASCEND LIFE INSURANCE COMPANY

Number	Exhibit Description

27(k)	Legal Opinion & Consent

27(l)	Consent of Independent Registered Public Accounting Firm

27(p)(1)	Power of Attorney – Dominic L. Blue

27(p)(2)	Power of Attorney – Susan M. Cicco

27(p)(3)	Power of Attorney – Geoffrey J. Craddock

27(p)(4)	Power of Attorney – Roger W. Crandall

27(p)(5)	Power of Attorney – Mary Jane Fortin

27(p)(6)	Power of Attorney – Vy Ho

27(p)(7)	Power of Attorney – Paul A. LaPiana

27(p)(8)	Power of Attorney – Sears Merritt

27(p)(9)	Power of Attorney – Michael J. O’Connor

27(p)(10)	Power of Attorney – Eric W. Partlan

27(r)	Historical Current Limits on Index Gains

Part C – Page 29

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 29, 2026.

MassMutual Ascend Life Insurance Company

April 29, 2026	By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President, Chief Financial Officer & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-4 for the Individual Index-linked Modified Single Premium Deferred Annuity Contracts has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Dominic L. Blue* Dominic L. Blue*	Director President and Chief Executive Officer (principal executive officer)	April 29, 2026

/s/ Susan M. Cicco* Susan M. Cicco*	Director	April 29, 2026

/s/ Geoffrey J. Craddock* Geoffrey J. Craddock*	Director	April 29, 2026

/s/ Roger W. Crandall* Roger W. Crandall*	Director	April 29, 2026

/s/ Mary Jane Fortin* Mary Jane Fortin*	Director	April 29, 2026

/s/ Vy Ho* Vy Ho*	Director	April 29, 2026

/s/ Paul A. LaPiana* Paul A. LaPiana*	Director	April 29, 2026

/s/ Sears Merritt* Sears Merritt*	Director	April 29, 2026

/s/ Michael J. O’Connor* Michael J. O’Connor*	Director	April 29, 2026

/s/ Eric W. Partlan* Eric W. Partlan*	Director	April 29, 2026

/s/ Brian P. Sponaugle Brian P. Sponaugle	Senior Vice President, Chief Financial Officer & Treasurer (Principal Accounting Officer & Principal Financial Officer)	April 29, 2026

*By: /s/ John P. Gruber John P. Gruber	As Attorney-in-Fact pursuant to powers of attorney filed herewith

Date: April 29, 2026